UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07455
Virtus Opportunities Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2025

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Duff & Phelps Global Infrastructure Fund
Class A / PGUAX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class A / PGUAX	$132	1.25%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned 10.61%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 17.27%, the FTSE Developed Core Infrastructure 50/50 Index (net), and the Virtus Global Infrastructure Linked Benchmark, which serve as the style-specific indexes each returned 8.49%, respectively.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization weighted index that gives participants an industry-defined interpretation of infrastructure and adjust the exposure to certain infrastructure sub-sectors. The constituent weights for the index are 50% Utilities, 30% Transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Virtus Global Infrastructure Linked Benchmark consists of the FTSE Developed Core Infrastructure 50/50 Index (net), a free float-adjusted market capitalization weighted index that gives participants an industry-defined interpretation of developed market infrastructure companies and adjusts the exposure to certain infrastructure subsectors. The constituent weights are 50% Utilities, 30% Transportation (including capping 7.5% for railroads/railways), and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. Performance of the Virtus Global Infrastructure Linked Benchmark between September 1, 2008 and September 30, 2016 represents a 100% allocation to the MSCI World Infrastructure Sector Capped Index. Prior to September 1, 2008 the allocation consisted of 65% MSCI USA Utilities Index, 20% MSCI World Telecom Services Index, and 15% MSCI All Country World ex USA Utilities Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection in the transportation and utilities sectors contributed to performance relative to the FTSE Developed Core Infrastructure 50/50 Index (net) during the fiscal year. Stock selection in the midstream energy and communications sectors, combined with negative sector allocations, detracted from performance. The biggest contributors to performance during the 12-month period were Aena SME, Williams Companies, Cheniere Energy, TC Energy, and Ferrovial SE. The biggest detractors from performance during the period were PG&E, American Tower, NextEra Energy, Cellnex Telecom, and ONEOK. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Weakening U.S. dollar	Positive	After strengthening 9% in the first fiscal quarter, the dollar fell precipitously during the rest of the fiscal year, finishing the reporting period down over 3%. The weakening dollar positively affected international stocks.

Artificial intelligence/Power demand growth	Positive	Advancements in artificial intelligence (AI) have led to big-tech hyperscalers (companies that provide cloud computing and data management services to large organizations) signing long-term contracts for power, thus causing significant increases in expectations around power demand. These expectations drove strong stock price performance for utilities and midstream gas companies.

Consolidation of wireless telecom operators	Negative	The consolidation of wireless telecom operators in the U.S. and the anticipated consolidation of European operators lowered expectations for wireless tower growth and hurt stock performance for the tower companies.

Utilities impacted by weather-related events	Negative	Wildfires in the western U.S. continued to cause concerns about the level of financial liability utilities may incur.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Infrastructure Fund (Class A/PGUAX) at NAV(1)	10.61%	7.80%	7.46%
Virtus Duff & Phelps Global Infrastructure Fund (Class A/PGUAX) at POP(2),(3)	4.52%	6.58%	6.85%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
FTSE Developed Core Infrastructure 50/50 Index (net)	8.49%	8.37%	7.55%
Virtus Global Infrastructure Linked Benchmark	8.49%	8.37%	7.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$159,821
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$930
Portfolio turnover rate as of the end of the reporting period	51%
Asset Allocation(1)
Utilities	50%
Industrials	30%
Energy	14%
Real Estate	5%
Communication Services	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8134
Virtus Duff & Phelps Global Infrastructure Fund

Virtus Duff & Phelps Global Infrastructure Fund
Class C / PGUCX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class C / PGUCX	$212	2.02%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned 9.76%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 17.27%, the FTSE Developed Core Infrastructure 50/50 Index (net), and the Virtus Global Infrastructure Linked Benchmark, which serve as the style-specific indexes each returned 8.49%, respectively.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization weighted index that gives participants an industry-defined interpretation of infrastructure and adjust the exposure to certain infrastructure sub-sectors. The constituent weights for the index are 50% Utilities, 30% Transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Virtus Global Infrastructure Linked Benchmark consists of the FTSE Developed Core Infrastructure 50/50 Index (net), a free float-adjusted market capitalization weighted index that gives participants an industry-defined interpretation of developed market infrastructure companies and adjusts the exposure to certain infrastructure subsectors. The constituent weights are 50% Utilities, 30% Transportation (including capping 7.5% for railroads/railways), and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. Performance of the Virtus Global Infrastructure Linked Benchmark between September 1, 2008 and September 30, 2016 represents a 100% allocation to the MSCI World Infrastructure Sector Capped Index. Prior to September 1, 2008 the allocation consisted of 65% MSCI USA Utilities Index, 20% MSCI World Telecom Services Index, and 15% MSCI All Country World ex USA Utilities Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection in the transportation and utilities sectors contributed to performance relative to the FTSE Developed Core Infrastructure 50/50 Index (net) during the fiscal year. Stock selection in the midstream energy and communications sectors, combined with negative sector allocations, detracted from performance. The biggest contributors to performance during the 12-month period were Aena SME, Williams Companies, Cheniere Energy, TC Energy, and Ferrovial SE. The biggest detractors from performance during the period were PG&E, American Tower, NextEra Energy, Cellnex Telecom, and ONEOK. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Weakening U.S. dollar	Positive	After strengthening 9% in the first fiscal quarter, the dollar fell precipitously during the rest of the fiscal year, finishing the reporting period down over 3%. The weakening dollar positively affected international stocks.

Artificial intelligence/Power demand growth	Positive	Advancements in artificial intelligence (AI) have led to big-tech hyperscalers (companies that provide cloud computing and data management services to large organizations) signing long-term contracts for power, thus causing significant increases in expectations around power demand. These expectations drove strong stock price performance for utilities and midstream gas companies.

Consolidation of wireless telecom operators	Negative	The consolidation of wireless telecom operators in the U.S. and the anticipated consolidation of European operators lowered expectations for wireless tower growth and hurt stock performance for the tower companies.

Utilities impacted by weather-related events	Negative	Wildfires in the western U.S. continued to cause concerns about the level of financial liability utilities may incur.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Infrastructure Fund (Class C/PGUCX) at NAV(1) and with CDSC(2)	9.76%	6.97%	6.64%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
FTSE Developed Core Infrastructure 50/50 Index (net)	8.49%	8.37%	7.55%
Virtus Global Infrastructure Linked Benchmark	8.49%	8.37%	7.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$159,821
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$930
Portfolio turnover rate as of the end of the reporting period	51%
Asset Allocation(1)
Utilities	50%
Industrials	30%
Energy	14%
Real Estate	5%
Communication Services	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
On January 26, 2026, Class C of the Fund will be eliminated as a share class and existing Class C shares of the Fund will be converted to Class A shares of the Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8135
Virtus Duff & Phelps Global Infrastructure Fund

Virtus Duff & Phelps Global Infrastructure Fund
Class I / PGIUX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class I / PGIUX	$141	1.34%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned 10.68%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 17.27%, the FTSE Developed Core Infrastructure 50/50 Index (net), and the Virtus Global Infrastructure Linked Benchmark, which serve as the style-specific indexes each returned 8.49%, respectively.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization weighted index that gives participants an industry-defined interpretation of infrastructure and adjust the exposure to certain infrastructure sub-sectors. The constituent weights for the index are 50% Utilities, 30% Transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Virtus Global Infrastructure Linked Benchmark consists of the FTSE Developed Core Infrastructure 50/50 Index (net), a free float-adjusted market capitalization weighted index that gives participants an industry-defined interpretation of developed market infrastructure companies and adjusts the exposure to certain infrastructure subsectors. The constituent weights are 50% Utilities, 30% Transportation (including capping 7.5% for railroads/railways), and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. Performance of the Virtus Global Infrastructure Linked Benchmark between September 1, 2008 and September 30, 2016 represents a 100% allocation to the MSCI World Infrastructure Sector Capped Index. Prior to September 1, 2008 the allocation consisted of 65% MSCI USA Utilities Index, 20% MSCI World Telecom Services Index, and 15% MSCI All Country World ex USA Utilities Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection in the transportation and utilities sectors contributed to performance relative to the FTSE Developed Core Infrastructure 50/50 Index (net) during the fiscal year. Stock selection in the midstream energy and communications sectors, combined with negative sector allocations, detracted from performance. The biggest contributors to performance during the 12-month period were Aena SME, Williams Companies, Cheniere Energy, TC Energy, and Ferrovial SE. The biggest detractors from performance during the period were PG&E, American Tower, NextEra Energy, Cellnex Telecom, and ONEOK. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Weakening U.S. dollar	Positive	After strengthening 9% in the first fiscal quarter, the dollar fell precipitously during the rest of the fiscal year, finishing the reporting period down over 3%. The weakening dollar positively affected international stocks.

Artificial intelligence/Power demand growth	Positive	Advancements in artificial intelligence (AI) have led to big-tech hyperscalers (companies that provide cloud computing and data management services to large organizations) signing long-term contracts for power, thus causing significant increases in expectations around power demand. These expectations drove strong stock price performance for utilities and midstream gas companies.

Consolidation of wireless telecom operators	Negative	The consolidation of wireless telecom operators in the U.S. and the anticipated consolidation of European operators lowered expectations for wireless tower growth and hurt stock performance for the tower companies.

Utilities impacted by weather-related events	Negative	Wildfires in the western U.S. continued to cause concerns about the level of financial liability utilities may incur.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Infrastructure Fund (Class I/PGIUX) at NAV(1)	10.68%	8.05%	7.71%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
FTSE Developed Core Infrastructure 50/50 Index (net)	8.49%	8.37%	7.55%
Virtus Global Infrastructure Linked Benchmark	8.49%	8.37%	7.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$159,821
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$930
Portfolio turnover rate as of the end of the reporting period	51%
Asset Allocation(1)
Utilities	50%
Industrials	30%
Energy	14%
Real Estate	5%
Communication Services	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8136
Virtus Duff & Phelps Global Infrastructure Fund

Virtus Duff & Phelps Global Infrastructure Fund
Class R6 / VGIRX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Duff & Phelps Global Infrastructure Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Infrastructure Fund Class R6 / VGIRX	$90	0.85%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned 10.96%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 17.27%, the FTSE Developed Core Infrastructure 50/50 Index (net), and the Virtus Global Infrastructure Linked Benchmark, which serve as the style-specific indexes each returned 8.49%, respectively.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE Developed Core Infrastructure 50/50 Index (net) is a free float-adjusted market capitalization weighted index that gives participants an industry-defined interpretation of infrastructure and adjust the exposure to certain infrastructure sub-sectors. The constituent weights for the index are 50% Utilities, 30% Transportation including capping of 7.5% for railroads/railways and a 20% mix of other sectors including pipelines, satellites and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Virtus Global Infrastructure Linked Benchmark consists of the FTSE Developed Core Infrastructure 50/50 Index (net), a free float-adjusted market capitalization weighted index that gives participants an industry-defined interpretation of developed market infrastructure companies and adjusts the exposure to certain infrastructure subsectors. The constituent weights are 50% Utilities, 30% Transportation (including capping 7.5% for railroads/railways), and a 20% mix of other sectors including pipelines, satellites, and telecommunication towers. The index is calculated on a total return basis with net dividends reinvested. Performance of the Virtus Global Infrastructure Linked Benchmark between September 1, 2008 and September 30, 2016 represents a 100% allocation to the MSCI World Infrastructure Sector Capped Index. Prior to September 1, 2008 the allocation consisted of 65% MSCI USA Utilities Index, 20% MSCI World Telecom Services Index, and 15% MSCI All Country World ex USA Utilities Index. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection in the transportation and utilities sectors contributed to performance relative to the FTSE Developed Core Infrastructure 50/50 Index (net) during the fiscal year. Stock selection in the midstream energy and communications sectors, combined with negative sector allocations, detracted from performance. The biggest contributors to performance during the 12-month period were Aena SME, Williams Companies, Cheniere Energy, TC Energy, and Ferrovial SE. The biggest detractors from performance during the period were PG&E, American Tower, NextEra Energy, Cellnex Telecom, and ONEOK. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Weakening U.S. dollar	Positive	After strengthening 9% in the first fiscal quarter, the dollar fell precipitously during the rest of the fiscal year, finishing the reporting period down over 3%. The weakening dollar positively affected international stocks.

Artificial intelligence/Power demand growth	Positive	Advancements in artificial intelligence (AI) have led to big-tech hyperscalers (companies that provide cloud computing and data management services to large organizations) signing long-term contracts for power, thus causing significant increases in expectations around power demand. These expectations drove strong stock price performance for utilities and midstream gas companies.

Consolidation of wireless telecom operators	Negative	The consolidation of wireless telecom operators in the U.S. and the anticipated consolidation of European operators lowered expectations for wireless tower growth and hurt stock performance for the tower companies.

Utilities impacted by weather-related events	Negative	Wildfires in the western U.S. continued to cause concerns about the level of financial liability utilities may incur.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus Duff & Phelps Global Infrastructure Fund (Class R6/VGIRX) at NAV(1)	10.96%	8.24%	6.72%
MSCI All Country World Index (net)	17.27%	13.54%	10.00%
FTSE Developed Core Infrastructure 50/50 Index (net)	8.49%	8.37%	6.35%
Virtus Global Infrastructure Linked Benchmark	8.49%	8.37%	6.35%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$159,821
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$930
Portfolio turnover rate as of the end of the reporting period	51%
Asset Allocation(1)
Utilities	50%
Industrials	30%
Energy	14%
Real Estate	5%
Communication Services	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8137
Virtus Duff & Phelps Global Infrastructure Fund

Virtus Duff & Phelps Global Real Estate Securities Fund
Class A / VGSAX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class A / VGSAX	$128	1.28%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned 0.42%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 17.27% and the FTSE EPRA Nareit Developed Index (net), which serves as the style-specific index, returned (0.31)%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE EPRA Nareit Developed Index (net) is a free-float market capitalization-weighted index measuring publicly traded equity REITs and listed property companies from developed markets, which meet minimum size and liquidity requirements. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
For the 12-month period, positive stock selection offset negative country and property sector allocation, and contributed to outperformance relative to the FTSE EPRA Nareit Developed Index (net) (the "Index"), the Fund’s style-specific benchmark. On a country basis, positive stock selection and an overweight to the U.S. were the largest contributors to performance, followed by stock selection and an overweight to Spain. On a property sector basis, stock selection and an overweight to health care were the largest contributors, followed by stock selection in diversified, which offset the underweight to the sector. Overweight exposure to the U.K. and selection within it, in addition to an underweight allocation to Switzerland, detracted from performance. Overweight allocations to, and stock selection within, the residential and industrial property sectors also detracted from performance. The biggest contributors to performance during the 12-month period were Welltower, Goodman Group, Merlin Properties, Swire Properties, and Mitsubishi Estate. The biggest detractors from performance during the period were Unite Group, Rexford Industrial, CubeSmart, Americold Realty, and Safestore Holdings. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Welltower	Positive	The Fund’s overweight positioning in Welltower aided performance. Strong operating performance in the company’s senior housing segment contributed to the stock’s outperformance versus the Index.
Goodman	Positive	The Fund’s underweight positioning in Goodman during the stock’s pronounced drop in spring 2025 aided performance versus the Index.
Unite Group	Negative	The Fund’s overweight positioning in Unite detracted from performance relative to the Index. Underperformance was driven by concerns about Unite’s ability to achieve its leasing objectives, as well as noise surrounding its potential acquisition of a smaller student housing peer and softer U.K. economic growth.

Rexford Industrial	Negative	The Fund’s overweight positioning in Rexford Industrial detracted from performance. Concerns about tariffs and trade, slower decision-making among industrial tenants, and falling market rents contributed to the stock’s underperformance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Real Estate Securities Fund (Class A/VGSAX) at NAV(1)	0.42%	6.38%	5.94%
Virtus Duff & Phelps Global Real Estate Securities Fund (Class A/VGSAX) at POP(2),(3)	(5.11)%	5.18%	5.34%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
FTSE EPRA Nareit Developed Index (net)	(0.31)%	5.51%	3.75%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$386,760
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$2,221
Portfolio turnover rate as of the end of the reporting period	18%
Asset Allocation(1)
Industrial/Office REITS	19%
Residential REITS	15%
Health Care REITS	13%
Retail REITS	13%
Data Centers REITS	10%
Self Storage REITS	6%
Real Estate Operating Companies	5%
Other REITS	19%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 1.24% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8138
Virtus Duff & Phelps Global Real Estate Securities Fund

Virtus Duff & Phelps Global Real Estate Securities Fund
Class C / VGSCX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class C / VGSCX	$203	2.03%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned (0.32)%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 17.27% and the FTSE EPRA Nareit Developed Index (net), which serves as the style-specific index, returned (0.31)%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE EPRA Nareit Developed Index (net) is a free-float market capitalization-weighted index measuring publicly traded equity REITs and listed property companies from developed markets, which meet minimum size and liquidity requirements. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
For the 12-month period, positive stock selection offset negative country and property sector allocation, and contributed to outperformance relative to the FTSE EPRA Nareit Developed Index (net) (the "Index"), the Fund’s style-specific benchmark. On a country basis, positive stock selection and an overweight to the U.S. were the largest contributors to performance, followed by stock selection and an overweight to Spain. On a property sector basis, stock selection and an overweight to health care were the largest contributors, followed by stock selection in diversified, which offset the underweight to the sector. Overweight exposure to the U.K. and selection within it, in addition to an underweight allocation to Switzerland, detracted from performance. Overweight allocations to, and stock selection within, the residential and industrial property sectors also detracted from performance. The biggest contributors to performance during the 12-month period were Welltower, Goodman Group, Merlin Properties, Swire Properties, and Mitsubishi Estate. The biggest detractors from performance during the period were Unite Group, Rexford Industrial, CubeSmart, Americold Realty, and Safestore Holdings. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Welltower	Positive	The Fund’s overweight positioning in Welltower aided performance. Strong operating performance in the company’s senior housing segment contributed to the stock’s outperformance versus the Index.
Goodman	Positive	The Fund’s underweight positioning in Goodman during the stock’s pronounced drop in spring 2025 aided performance versus the Index.
Unite Group	Negative	The Fund’s overweight positioning in Unite detracted from performance relative to the Index. Underperformance was driven by concerns about Unite’s ability to achieve its leasing objectives, as well as noise surrounding its potential acquisition of a smaller student housing peer and softer U.K. economic growth.

Rexford Industrial	Negative	The Fund’s overweight positioning in Rexford Industrial detracted from performance. Concerns about tariffs and trade, slower decision-making among industrial tenants, and falling market rents contributed to the stock’s underperformance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Real Estate Securities Fund (Class C/VGSCX) at NAV(1) and with CDSC(2)	(0.32)%	5.58%	5.15%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
FTSE EPRA Nareit Developed Index (net)	(0.31)%	5.51%	3.75%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$386,760
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$2,221
Portfolio turnover rate as of the end of the reporting period	18%
Asset Allocation(1)
Industrial/Office REITS	19%
Residential REITS	15%
Health Care REITS	13%
Retail REITS	13%
Data Centers REITS	10%
Self Storage REITS	6%
Real Estate Operating Companies	5%
Other REITS	19%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 1.99% went into effect for Class C shares.
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8139
Virtus Duff & Phelps Global Real Estate Securities Fund

Virtus Duff & Phelps Global Real Estate Securities Fund
Class I / VGISX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class I / VGISX	$103	1.03%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned 0.66%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 17.27% and the FTSE EPRA Nareit Developed Index (net), which serves as the style-specific index, returned (0.31)%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE EPRA Nareit Developed Index (net) is a free-float market capitalization-weighted index measuring publicly traded equity REITs and listed property companies from developed markets, which meet minimum size and liquidity requirements. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
For the 12-month period, positive stock selection offset negative country and property sector allocation, and contributed to outperformance relative to the FTSE EPRA Nareit Developed Index (net) (the "Index"), the Fund’s style-specific benchmark. On a country basis, positive stock selection and an overweight to the U.S. were the largest contributors to performance, followed by stock selection and an overweight to Spain. On a property sector basis, stock selection and an overweight to health care were the largest contributors, followed by stock selection in diversified, which offset the underweight to the sector. Overweight exposure to the U.K. and selection within it, in addition to an underweight allocation to Switzerland, detracted from performance. Overweight allocations to, and stock selection within, the residential and industrial property sectors also detracted from performance. The biggest contributors to performance during the 12-month period were Welltower, Goodman Group, Merlin Properties, Swire Properties, and Mitsubishi Estate. The biggest detractors from performance during the period were Unite Group, Rexford Industrial, CubeSmart, Americold Realty, and Safestore Holdings. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Welltower	Positive	The Fund’s overweight positioning in Welltower aided performance. Strong operating performance in the company’s senior housing segment contributed to the stock’s outperformance versus the Index.
Goodman	Positive	The Fund’s underweight positioning in Goodman during the stock’s pronounced drop in spring 2025 aided performance versus the Index.
Unite Group	Negative	The Fund’s overweight positioning in Unite detracted from performance relative to the Index. Underperformance was driven by concerns about Unite’s ability to achieve its leasing objectives, as well as noise surrounding its potential acquisition of a smaller student housing peer and softer U.K. economic growth.

Rexford Industrial	Negative	The Fund’s overweight positioning in Rexford Industrial detracted from performance. Concerns about tariffs and trade, slower decision-making among industrial tenants, and falling market rents contributed to the stock’s underperformance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Global Real Estate Securities Fund (Class I/VGISX) at NAV(1)	0.66%	6.65%	6.20%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
FTSE EPRA Nareit Developed Index (net)	(0.31)%	5.51%	3.75%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$386,760
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$2,221
Portfolio turnover rate as of the end of the reporting period	18%
Asset Allocation(1)
Industrial/Office REITS	19%
Residential REITS	15%
Health Care REITS	13%
Retail REITS	13%
Data Centers REITS	10%
Self Storage REITS	6%
Real Estate Operating Companies	5%
Other REITS	19%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 0.99% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8140
Virtus Duff & Phelps Global Real Estate Securities Fund

Virtus Duff & Phelps Global Real Estate Securities Fund
Class R6 / VRGEX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Duff & Phelps Global Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6 / VRGEX	$88	0.88%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned 0.83%. For the same period, the MSCI All Country World Index (net), a broad-based securities market index, returned 17.27% and the FTSE EPRA Nareit Developed Index (net), which serves as the style-specific index, returned (0.31)%.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE EPRA Nareit Developed Index (net) is a free-float market capitalization-weighted index measuring publicly traded equity REITs and listed property companies from developed markets, which meet minimum size and liquidity requirements. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
For the 12-month period, positive stock selection offset negative country and property sector allocation, and contributed to outperformance relative to the FTSE EPRA Nareit Developed Index (net) (the "Index"), the Fund’s style-specific benchmark. On a country basis, positive stock selection and an overweight to the U.S. were the largest contributors to performance, followed by stock selection and an overweight to Spain. On a property sector basis, stock selection and an overweight to health care were the largest contributors, followed by stock selection in diversified, which offset the underweight to the sector. Overweight exposure to the U.K. and selection within it, in addition to an underweight allocation to Switzerland, detracted from performance. Overweight allocations to, and stock selection within, the residential and industrial property sectors also detracted from performance. The biggest contributors to performance during the 12-month period were Welltower, Goodman Group, Merlin Properties, Swire Properties, and Mitsubishi Estate. The biggest detractors from performance during the period were Unite Group, Rexford Industrial, CubeSmart, Americold Realty, and Safestore Holdings. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Welltower	Positive	The Fund’s overweight positioning in Welltower aided performance. Strong operating performance in the company’s senior housing segment contributed to the stock’s outperformance versus the Index.
Goodman	Positive	The Fund’s underweight positioning in Goodman during the stock’s pronounced drop in spring 2025 aided performance versus the Index.
Unite Group	Negative	The Fund’s overweight positioning in Unite detracted from performance relative to the Index. Underperformance was driven by concerns about Unite’s ability to achieve its leasing objectives, as well as noise surrounding its potential acquisition of a smaller student housing peer and softer U.K. economic growth.

Rexford Industrial	Negative	The Fund’s overweight positioning in Rexford Industrial detracted from performance. Concerns about tariffs and trade, slower decision-making among industrial tenants, and falling market rents contributed to the stock’s underperformance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus Duff & Phelps Global Real Estate Securities Fund (Class R6/VRGEX) at NAV(1)	0.83%	6.90%	6.68%
MSCI All Country World Index (net)	17.27%	13.54%	12.43%
FTSE EPRA Nareit Developed Index (net)	(0.31)%	5.51%	3.55%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$386,760
Total number of portfolio holdings	54
Total advisory fee paid (‘000s)	$2,221
Portfolio turnover rate as of the end of the reporting period	18%
Asset Allocation(1)
Industrial/Office REITS	19%
Residential REITS	15%
Health Care REITS	13%
Retail REITS	13%
Data Centers REITS	10%
Self Storage REITS	6%
Real Estate Operating Companies	5%
Other REITS	19%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 0.87% went into effect for Class R6 shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8141
Virtus Duff & Phelps Global Real Estate Securities Fund

Virtus Duff & Phelps Real Asset Fund
Class A / PDPAX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class A / PDPAX	$54	0.51%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned 10.01%. For the same period, the MSCI World Index (net) and the MSCI All Country World Index (net), each a broad-based securities market index, returned 17.25% and 17.27%, respectively.
  The MSCI World Index (net) is a free float-adjusted market capitalization-weighted index that measures developed global market equity performance. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund is a “fund of funds” that seeks long-term capital appreciation by investing in a mix of affiliated and unaffiliated mutual funds and exchange traded funds (ETFs) that represent a broad universe of real assets. During the fiscal year, the performance of many of the real asset strategies the Fund invests in was strong, but the Fund still underperformed the broader and more technology-heavy MSCI World index (net). The largest contributors to Fund performance for the 12-month period were global infrastructure, which finished up 11.0%, and gold, which finished up 94.1%. The smallest contributors to performance during the period were agriculture, as measured by the Invesco DB Agriculture Fund, which rose just 6.8% during the year, and Treasury inflation-protected securities (TIPS), as measured by the Schwab U.S. TIPS ETF, which rose 3.8%. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Weakening U.S. dollar	Positive	After strengthening 9% in the first fiscal quarter, the dollar fell precipitously during the rest of the fiscal year, finishing the reporting period down over 3%. The weakening dollar positively affected international stocks while also being an important driver of the increase in the price of gold.

Artificial intelligence/Power demand growth	Positive	Advancements in artificial intelligence (AI) have led to big-tech hyperscalers (companies that provide cloud computing and data management services to large organizations) signing long-term contracts for power, thus causing significant increases in expectations around power demand. These expectations drove strong stock price performance for utility, midstream gas, water, and clean energy companies.

Tariffs	Negative	The significant increase in tariffs by the Trump administration upended markets early in 2025 and had a negative impact on the global economy. This hurt commodities, especially oil and agriculture, as well as real estate investment trusts (REITs).

Large-cap tech outperformance	Negative	Large-cap technology stocks continued to dominate the market, which caused many other sectors, especially more defensive sectors like REITs and utilities, to underperform during the fiscal year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
The broad-based securities market index for the Fund changed from the MSCI All Country World Index (net) to the MSCI World Index (net), to more closely match the Fund’s regulatory benchmark to its principal investment strategy.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Asset Fund (Class A/PDPAX) at NAV(1)	10.01%	11.27%	6.54%
Virtus Duff & Phelps Real Asset Fund (Class A/PDPAX) at POP(2),(3)	3.96%	10.02%	5.94%
MSCI World Index (net)	17.25%	14.41%	12.43%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$36,311
Total number of portfolio holdings	11
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Affiliated Mutual Funds	77%
Exchange-Traded Funds	19%
Affiliated Exchange-Traded Fund	4%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8142
Virtus Duff & Phelps Real Asset Fund

Virtus Duff & Phelps Real Asset Fund
Class C / PDPCX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class C / PDPCX	$132	1.26%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned 9.22%. For the same period, the MSCI World Index (net) and the MSCI All Country World Index (net), each a broad-based securities market index, returned 17.25% and 17.27%, respectively.
  The MSCI World Index (net) is a free float-adjusted market capitalization-weighted index that measures developed global market equity performance. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund is a “fund of funds” that seeks long-term capital appreciation by investing in a mix of affiliated and unaffiliated mutual funds and exchange traded funds (ETFs) that represent a broad universe of real assets. During the fiscal year, the performance of many of the real asset strategies the Fund invests in was strong, but the Fund still underperformed the broader and more technology-heavy MSCI World index (net). The largest contributors to Fund performance for the 12-month period were global infrastructure, which finished up 11.0%, and gold, which finished up 94.1%. The smallest contributors to performance during the period were agriculture, as measured by the Invesco DB Agriculture Fund, which rose just 6.8% during the year, and Treasury inflation-protected securities (TIPS), as measured by the Schwab U.S. TIPS ETF, which rose 3.8%. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Weakening U.S. dollar	Positive	After strengthening 9% in the first fiscal quarter, the dollar fell precipitously during the rest of the fiscal year, finishing the reporting period down over 3%. The weakening dollar positively affected international stocks while also being an important driver of the increase in the price of gold.

Artificial intelligence/Power demand growth	Positive	Advancements in artificial intelligence (AI) have led to big-tech hyperscalers (companies that provide cloud computing and data management services to large organizations) signing long-term contracts for power, thus causing significant increases in expectations around power demand. These expectations drove strong stock price performance for utility, midstream gas, water, and clean energy companies.

Tariffs	Negative	The significant increase in tariffs by the Trump administration upended markets early in 2025 and had a negative impact on the global economy. This hurt commodities, especially oil and agriculture, as well as real estate investment trusts (REITs).

Large-cap tech outperformance	Negative	Large-cap technology stocks continued to dominate the market, which caused many other sectors, especially more defensive sectors like REITs and utilities, to underperform during the fiscal year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
The broad-based securities market index for the Fund changed from the MSCI All Country World Index (net) to the MSCI World Index (net), to more closely match the Fund’s regulatory benchmark to its principal investment strategy.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Asset Fund (Class C/PDPCX) at NAV(1) and with CDSC(2)	9.22%	10.43%	5.73%
MSCI World Index (net)	17.25%	14.41%	12.43%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$36,311
Total number of portfolio holdings	11
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Affiliated Mutual Funds	77%
Exchange-Traded Funds	19%
Affiliated Exchange-Traded Fund	4%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
On January 26, 2026, Class C of the Fund will be eliminated as a share class and existing Class C shares of the Fund will be converted to Class A shares of the Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8143
Virtus Duff & Phelps Real Asset Fund

Virtus Duff & Phelps Real Asset Fund
Class I / VADIX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class I / VADIX	$26	0.25%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned 10.26%. For the same period, the MSCI World Index (net) and the MSCI All Country World Index (net), each a broad-based securities market index, returned 17.25% and 17.27%, respectively.
  The MSCI World Index (net) is a free float-adjusted market capitalization-weighted index that measures developed global market equity performance. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund is a “fund of funds” that seeks long-term capital appreciation by investing in a mix of affiliated and unaffiliated mutual funds and exchange traded funds (ETFs) that represent a broad universe of real assets. During the fiscal year, the performance of many of the real asset strategies the Fund invests in was strong, but the Fund still underperformed the broader and more technology-heavy MSCI World index (net). The largest contributors to Fund performance for the 12-month period were global infrastructure, which finished up 11.0%, and gold, which finished up 94.1%. The smallest contributors to performance during the period were agriculture, as measured by the Invesco DB Agriculture Fund, which rose just 6.8% during the year, and Treasury inflation-protected securities (TIPS), as measured by the Schwab U.S. TIPS ETF, which rose 3.8%. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Weakening U.S. dollar	Positive	After strengthening 9% in the first fiscal quarter, the dollar fell precipitously during the rest of the fiscal year, finishing the reporting period down over 3%. The weakening dollar positively affected international stocks while also being an important driver of the increase in the price of gold.

Artificial intelligence/Power demand growth	Positive	Advancements in artificial intelligence (AI) have led to big-tech hyperscalers (companies that provide cloud computing and data management services to large organizations) signing long-term contracts for power, thus causing significant increases in expectations around power demand. These expectations drove strong stock price performance for utility, midstream gas, water, and clean energy companies.

Tariffs	Negative	The significant increase in tariffs by the Trump administration upended markets early in 2025 and had a negative impact on the global economy. This hurt commodities, especially oil and agriculture, as well as real estate investment trusts (REITs).

Large-cap tech outperformance	Negative	Large-cap technology stocks continued to dominate the market, which caused many other sectors, especially more defensive sectors like REITs and utilities, to underperform during the fiscal year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
The broad-based securities market index for the Fund changed from the MSCI All Country World Index (net) to the MSCI World Index (net), to more closely match the Fund’s regulatory benchmark to its principal investment strategy.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Asset Fund (Class I/VADIX) at NAV(1)	10.26%	11.56%	6.81%
MSCI World Index (net)	17.25%	14.41%	12.43%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$36,311
Total number of portfolio holdings	11
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Affiliated Mutual Funds	77%
Exchange-Traded Funds	19%
Affiliated Exchange-Traded Fund	4%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8144
Virtus Duff & Phelps Real Asset Fund

Virtus Duff & Phelps Real Asset Fund
Class R6 / VAABX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Duff & Phelps Real Asset Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Asset Fund Class R6 / VAABX	$21	0.20%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned 10.36%. For the same period, the MSCI World Index (net) and the MSCI All Country World Index (net), each a broad-based securities market index, returned 17.25% and 17.27%, respectively.
  The MSCI World Index (net) is a free float-adjusted market capitalization-weighted index that measures developed global market equity performance. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund is a “fund of funds” that seeks long-term capital appreciation by investing in a mix of affiliated and unaffiliated mutual funds and exchange traded funds (ETFs) that represent a broad universe of real assets. During the fiscal year, the performance of many of the real asset strategies the Fund invests in was strong, but the Fund still underperformed the broader and more technology-heavy MSCI World index (net). The largest contributors to Fund performance for the 12-month period were global infrastructure, which finished up 11.0%, and gold, which finished up 94.1%. The smallest contributors to performance during the period were agriculture, as measured by the Invesco DB Agriculture Fund, which rose just 6.8% during the year, and Treasury inflation-protected securities (TIPS), as measured by the Schwab U.S. TIPS ETF, which rose 3.8%. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Weakening U.S. dollar	Positive	After strengthening 9% in the first fiscal quarter, the dollar fell precipitously during the rest of the fiscal year, finishing the reporting period down over 3%. The weakening dollar positively affected international stocks while also being an important driver of the increase in the price of gold.

Artificial intelligence/Power demand growth	Positive	Advancements in artificial intelligence (AI) have led to big-tech hyperscalers (companies that provide cloud computing and data management services to large organizations) signing long-term contracts for power, thus causing significant increases in expectations around power demand. These expectations drove strong stock price performance for utility, midstream gas, water, and clean energy companies.

Tariffs	Negative	The significant increase in tariffs by the Trump administration upended markets early in 2025 and had a negative impact on the global economy. This hurt commodities, especially oil and agriculture, as well as real estate investment trusts (REITs).

Large-cap tech outperformance	Negative	Large-cap technology stocks continued to dominate the market, which caused many other sectors, especially more defensive sectors like REITs and utilities, to underperform during the fiscal year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 31, 2022). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
The broad-based securities market index for the Fund changed from the MSCI All Country World Index (net) to the MSCI World Index (net), to more closely match the Fund’s regulatory benchmark to its principal investment strategy.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus Duff & Phelps Real Asset Fund (Class R6/VAABX) at NAV(1)	10.36%	7.40%
MSCI World Index (net)	17.25%	11.51%
MSCI All Country World Index (net)	17.27%	10.87%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$36,311
Total number of portfolio holdings	11
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Affiliated Mutual Funds	77%
Exchange-Traded Funds	19%
Affiliated Exchange-Traded Fund	4%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8145
Virtus Duff & Phelps Real Asset Fund

Virtus Duff & Phelps Real Estate Securities Fund
Class A / PHRAX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class A / PHRAX	$125	1.27%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned (3.30)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the FTSE Nareit Equity REITs Index, which serves as the style-specific index, returned (1.98)%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE Nareit Equity REITs Index is a free-float market capitalization-weighted index measuring equity tax-qualified real estate investment trusts, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
For the 12-month period, a negative sector allocation effect more than offset positive stock selection and contributed to overall underperformance relative to the FTSE Nareit Equity REITs Index (the "Index"), the Fund’s style-specific benchmark. Stock selection within the health care property sector was the largest contributor to performance, followed by stock selection within the office property sector. Stock selection in the freestanding sector and an allocation to the out-of-benchmark telecommunications real estate investment trust (REIT) sector were the largest detractors from performance. The biggest contributors to performance for the 12-month period were Alexandria Real Estate, Ventas, Sabra Health Care REIT, First Industrial, and Smartstop Self Storage. The biggest detractors from performance during the period were Rexford Industrial, CubeSmart, American Homes 4 Rent, American Tower, and AvalonBay Communities. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Alexandria Real Estate	Positive	The Fund’s underweight positioning in Alexandria Real Estate aided relative performance. Poor operating fundamentals in the life science property sector contributed to the stock’s underperformance versus the Index.

Ventas	Positive	The Fund’s overweight positioning in Ventas aided performance. Strong operating performance in the company’s senior housing segment contributed to the stock’s outperformance versus the Index.
Rexford Industrial	Negative	The Fund’s overweight positioning in Rexford Industrial detracted from performance. Concerns about tariffs and trade, slower decision-making among industrial tenants, and falling market rents contributed to the stock’s underperformance versus the Index.

CubeSmart	Negative	The Fund’s overweight positioning in CubeSmart detracted from performance. A lack of Federal Reserve (Fed) rate cuts until September 2025 and a stagnant housing market contributed to the stock’s underperformance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Fund (Class A/PHRAX) at NAV(1)	(3.30)%	8.71%	6.49%
Virtus Duff & Phelps Real Estate Securities Fund (Class A/PHRAX) at POP(2),(3)	(8.62)%	7.49%	5.89%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
FTSE Nareit Equity REITs Index	(1.98)%	9.33%	6.61%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$348,812
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$2,346
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Health Care REITS	18%
Residential REITS	17%
Retail REITS	16%
Industrial/Office REITS	15%
Data Centers REITS	14%
Self Storage REITS	8%
Specialty REITS	5%
Other REITS	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective January 1, 2025, an expense limitation of 1.24% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8146
Virtus Duff & Phelps Real Estate Securities Fund

Virtus Duff & Phelps Real Estate Securities Fund
Class C / PHRCX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class C / PHRCX	$198	2.02%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned (4.00)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the FTSE Nareit Equity REITs Index, which serves as the style-specific index, returned (1.98)%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE Nareit Equity REITs Index is a free-float market capitalization-weighted index measuring equity tax-qualified real estate investment trusts, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
For the 12-month period, a negative sector allocation effect more than offset positive stock selection and contributed to overall underperformance relative to the FTSE Nareit Equity REITs Index (the "Index"), the Fund’s style-specific benchmark. Stock selection within the health care property sector was the largest contributor to performance, followed by stock selection within the office property sector. Stock selection in the freestanding sector and an allocation to the out-of-benchmark telecommunications real estate investment trust (REIT) sector were the largest detractors from performance. The biggest contributors to performance for the 12-month period were Alexandria Real Estate, Ventas, Sabra Health Care REIT, First Industrial, and Smartstop Self Storage. The biggest detractors from performance during the period were Rexford Industrial, CubeSmart, American Homes 4 Rent, American Tower, and AvalonBay Communities. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Alexandria Real Estate	Positive	The Fund’s underweight positioning in Alexandria Real Estate aided relative performance. Poor operating fundamentals in the life science property sector contributed to the stock’s underperformance versus the Index.

Ventas	Positive	The Fund’s overweight positioning in Ventas aided performance. Strong operating performance in the company’s senior housing segment contributed to the stock’s outperformance versus the Index.
Rexford Industrial	Negative	The Fund’s overweight positioning in Rexford Industrial detracted from performance. Concerns about tariffs and trade, slower decision-making among industrial tenants, and falling market rents contributed to the stock’s underperformance versus the Index.

CubeSmart	Negative	The Fund’s overweight positioning in CubeSmart detracted from performance. A lack of Federal Reserve (Fed) rate cuts until September 2025 and a stagnant housing market contributed to the stock’s underperformance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Fund (Class C/PHRCX) at NAV(1) and with CDSC(2)	(4.00)%	7.93%	5.72%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
FTSE Nareit Equity REITs Index	(1.98)%	9.33%	6.61%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$348,812
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$2,346
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Health Care REITS	18%
Residential REITS	17%
Retail REITS	16%
Industrial/Office REITS	15%
Data Centers REITS	14%
Self Storage REITS	8%
Specialty REITS	5%
Other REITS	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective January 1, 2025, an expense limitation of 1.99% went into effect for Class C shares.
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8147
Virtus Duff & Phelps Real Estate Securities Fund

Virtus Duff & Phelps Real Estate Securities Fund
Class I / PHRIX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class I / PHRIX	$100	1.02%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned (3.07)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the FTSE Nareit Equity REITs Index, which serves as the style-specific index, returned (1.98)%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE Nareit Equity REITs Index is a free-float market capitalization-weighted index measuring equity tax-qualified real estate investment trusts, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
For the 12-month period, a negative sector allocation effect more than offset positive stock selection and contributed to overall underperformance relative to the FTSE Nareit Equity REITs Index (the "Index"), the Fund’s style-specific benchmark. Stock selection within the health care property sector was the largest contributor to performance, followed by stock selection within the office property sector. Stock selection in the freestanding sector and an allocation to the out-of-benchmark telecommunications real estate investment trust (REIT) sector were the largest detractors from performance. The biggest contributors to performance for the 12-month period were Alexandria Real Estate, Ventas, Sabra Health Care REIT, First Industrial, and Smartstop Self Storage. The biggest detractors from performance during the period were Rexford Industrial, CubeSmart, American Homes 4 Rent, American Tower, and AvalonBay Communities. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Alexandria Real Estate	Positive	The Fund’s underweight positioning in Alexandria Real Estate aided relative performance. Poor operating fundamentals in the life science property sector contributed to the stock’s underperformance versus the Index.

Ventas	Positive	The Fund’s overweight positioning in Ventas aided performance. Strong operating performance in the company’s senior housing segment contributed to the stock’s outperformance versus the Index.
Rexford Industrial	Negative	The Fund’s overweight positioning in Rexford Industrial detracted from performance. Concerns about tariffs and trade, slower decision-making among industrial tenants, and falling market rents contributed to the stock’s underperformance versus the Index.

CubeSmart	Negative	The Fund’s overweight positioning in CubeSmart detracted from performance. A lack of Federal Reserve (Fed) rate cuts until September 2025 and a stagnant housing market contributed to the stock’s underperformance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Fund (Class I/PHRIX) at NAV(1)	(3.07)%	8.99%	6.77%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
FTSE Nareit Equity REITs Index	(1.98)%	9.33%	6.61%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$348,812
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$2,346
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Health Care REITS	18%
Residential REITS	17%
Retail REITS	16%
Industrial/Office REITS	15%
Data Centers REITS	14%
Self Storage REITS	8%
Specialty REITS	5%
Other REITS	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective January 1, 2025, an expense limitation of 0.99% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8148
Virtus Duff & Phelps Real Estate Securities Fund

Virtus Duff & Phelps Real Estate Securities Fund
Class R6 / VRREX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Duff & Phelps Real Estate Securities Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Real Estate Securities Fund Class R6 / VRREX	$78	0.79%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned (2.85)%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 17.46% and the FTSE Nareit Equity REITs Index, which serves as the style-specific index, returned (1.98)%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The FTSE Nareit Equity REITs Index is a free-float market capitalization-weighted index measuring equity tax-qualified real estate investment trusts, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
For the 12-month period, a negative sector allocation effect more than offset positive stock selection and contributed to overall underperformance relative to the FTSE Nareit Equity REITs Index (the "Index"), the Fund’s style-specific benchmark. Stock selection within the health care property sector was the largest contributor to performance, followed by stock selection within the office property sector. Stock selection in the freestanding sector and an allocation to the out-of-benchmark telecommunications real estate investment trust (REIT) sector were the largest detractors from performance. The biggest contributors to performance for the 12-month period were Alexandria Real Estate, Ventas, Sabra Health Care REIT, First Industrial, and Smartstop Self Storage. The biggest detractors from performance during the period were Rexford Industrial, CubeSmart, American Homes 4 Rent, American Tower, and AvalonBay Communities. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Alexandria Real Estate	Positive	The Fund’s underweight positioning in Alexandria Real Estate aided relative performance. Poor operating fundamentals in the life science property sector contributed to the stock’s underperformance versus the Index.

Ventas	Positive	The Fund’s overweight positioning in Ventas aided performance. Strong operating performance in the company’s senior housing segment contributed to the stock’s outperformance versus the Index.
Rexford Industrial	Negative	The Fund’s overweight positioning in Rexford Industrial detracted from performance. Concerns about tariffs and trade, slower decision-making among industrial tenants, and falling market rents contributed to the stock’s underperformance versus the Index.

CubeSmart	Negative	The Fund’s overweight positioning in CubeSmart detracted from performance. A lack of Federal Reserve (Fed) rate cuts until September 2025 and a stagnant housing market contributed to the stock’s underperformance versus the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Real Estate Securities Fund (Class R6/VRREX) at NAV(1)	(2.85)%	9.32%	7.04%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
FTSE Nareit Equity REITs Index	(1.98)%	9.33%	6.61%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$348,812
Total number of portfolio holdings	32
Total advisory fee paid (‘000s)	$2,346
Portfolio turnover rate as of the end of the reporting period	17%
Asset Allocation(1)
Health Care REITS	18%
Residential REITS	17%
Retail REITS	16%
Industrial/Office REITS	15%
Data Centers REITS	14%
Self Storage REITS	8%
Specialty REITS	5%
Other REITS	7%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8149
Virtus Duff & Phelps Real Estate Securities Fund

Virtus KAR Developing Markets Fund
Class A / VDMAX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class A / VDMAX	$151	1.37%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned 20.49%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 17.32%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials and information technology contributed to performance relative to the MSCI Emerging Markets Index (net) for the fiscal year. Stock selection in communication services, as well as an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were Precision Tsugami, Taiwan Semiconductor Manufacturing, Tencent, Credit Bureau Asia, and Optima Bank. The biggest detractors from performance during the period were PT Sarana Menara Nusantara, Union Auction Public, PT Bank Central Asia, and Voltronic Power Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Precision Tsugami	Positive	Precision Tsugami makes machine tools in China, where it has 70% market share for Computer Numerical Control (CNC) lathes. The company’s shares outperformed as earnings continued to grow as a result of a recovery in demand in China.

Taiwan Semiconductor Manufacturing	Positive	Taiwan Semiconductor is the world’s largest manufacturer of semiconductor chips. The company’s earnings grew materially due to strong demand for advanced chips used for artificial intelligence-related applications. This led to outperformance during the reporting period.

PT Sarana Menara Nusantara	Negative	PT Sarana Menara Nusantara is one of the leading telecommunication tower and fiber operators in Indonesia. Underperformance stemmed largely from a contraction in the company’s valuation multiple, which we believe reflected weaker sentiment for Indonesian equities, coupled with the company’s exposure to two large customer consolidation events overlapping in a brief period.

Union Auction Public	Negative	Union Auction Public is the largest operator of used car auctions in Thailand. The company underperformed during the reporting period as a moratorium on debt collection across multiple lending markets in Thailand led to fewer vehicle repossessions and lower auction volumes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (June 22, 2021) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Developing Markets Fund (Class A/VDMAX) at NAV(1)	20.49%	3.02%
Virtus KAR Developing Markets Fund (Class A/VDMAX) at POP(2),(3)	13.86%	1.67%
MSCI Emerging Markets Index (net)	17.32%	2.59%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$4,377
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	33%
Asset Allocation(1)
Industrials	31%
Communication Services	15%
Consumer Staples	14%
Financials	14%
Information Technology	14%
Consumer Discretionary	5%
Materials	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 1.33% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8179
Virtus KAR Developing Markets Fund

Virtus KAR Developing Markets Fund
Class C / VDMCX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class C / VDMCX	$233	2.12%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned 19.60%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 17.32%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials and information technology contributed to performance relative to the MSCI Emerging Markets Index (net) for the fiscal year. Stock selection in communication services, as well as an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were Precision Tsugami, Taiwan Semiconductor Manufacturing, Tencent, Credit Bureau Asia, and Optima Bank. The biggest detractors from performance during the period were PT Sarana Menara Nusantara, Union Auction Public, PT Bank Central Asia, and Voltronic Power Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Precision Tsugami	Positive	Precision Tsugami makes machine tools in China, where it has 70% market share for Computer Numerical Control (CNC) lathes. The company’s shares outperformed as earnings continued to grow as a result of a recovery in demand in China.

Taiwan Semiconductor Manufacturing	Positive	Taiwan Semiconductor is the world’s largest manufacturer of semiconductor chips. The company’s earnings grew materially due to strong demand for advanced chips used for artificial intelligence-related applications. This led to outperformance during the reporting period.

PT Sarana Menara Nusantara	Negative	PT Sarana Menara Nusantara is one of the leading telecommunication tower and fiber operators in Indonesia. Underperformance stemmed largely from a contraction in the company’s valuation multiple, which we believe reflected weaker sentiment for Indonesian equities, coupled with the company’s exposure to two large customer consolidation events overlapping in a brief period.

Union Auction Public	Negative	Union Auction Public is the largest operator of used car auctions in Thailand. The company underperformed during the reporting period as a moratorium on debt collection across multiple lending markets in Thailand led to fewer vehicle repossessions and lower auction volumes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (June 22, 2021). It assumes a $10,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Developing Markets Fund (Class C/VDMCX) at NAV(1) and with CDSC(2)	19.60%	2.26%
MSCI Emerging Markets Index (net)	17.32%	2.59%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$4,377
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	33%
Asset Allocation(1)
Industrials	31%
Communication Services	15%
Consumer Staples	14%
Financials	14%
Information Technology	14%
Consumer Discretionary	5%
Materials	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 2.08% went into effect for Class C shares.
On January 26, 2026, Class C of the Fund will be eliminated as a share class and existing Class C shares of the Fund will be converted to Class A shares of the Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8180
Virtus KAR Developing Markets Fund

Virtus KAR Developing Markets Fund
Class I / VIDMX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class I / VIDMX	$121	1.10%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned 20.84%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 17.32%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials and information technology contributed to performance relative to the MSCI Emerging Markets Index (net) for the fiscal year. Stock selection in communication services, as well as an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were Precision Tsugami, Taiwan Semiconductor Manufacturing, Tencent, Credit Bureau Asia, and Optima Bank. The biggest detractors from performance during the period were PT Sarana Menara Nusantara, Union Auction Public, PT Bank Central Asia, and Voltronic Power Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Precision Tsugami	Positive	Precision Tsugami makes machine tools in China, where it has 70% market share for Computer Numerical Control (CNC) lathes. The company’s shares outperformed as earnings continued to grow as a result of a recovery in demand in China.

Taiwan Semiconductor Manufacturing	Positive	Taiwan Semiconductor is the world’s largest manufacturer of semiconductor chips. The company’s earnings grew materially due to strong demand for advanced chips used for artificial intelligence-related applications. This led to outperformance during the reporting period.

PT Sarana Menara Nusantara	Negative	PT Sarana Menara Nusantara is one of the leading telecommunication tower and fiber operators in Indonesia. Underperformance stemmed largely from a contraction in the company’s valuation multiple, which we believe reflected weaker sentiment for Indonesian equities, coupled with the company’s exposure to two large customer consolidation events overlapping in a brief period.

Union Auction Public	Negative	Union Auction Public is the largest operator of used car auctions in Thailand. The company underperformed during the reporting period as a moratorium on debt collection across multiple lending markets in Thailand led to fewer vehicle repossessions and lower auction volumes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (June 22, 2021). It assumes a $100,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Developing Markets Fund (Class I/VIDMX) at NAV(1)	20.84%	3.29%
MSCI Emerging Markets Index (net)	17.32%	2.59%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$4,377
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	33%
Asset Allocation(1)
Industrials	31%
Communication Services	15%
Consumer Staples	14%
Financials	14%
Information Technology	14%
Consumer Discretionary	5%
Materials	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Changes
Effective January 1, 2025, a new expense limitation of 1.08% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8181
Virtus KAR Developing Markets Fund

Virtus KAR Developing Markets Fund
Class R6 / VDMRX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Developing Markets Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Developing Markets Fund Class R6 / VDMRX	$118	1.07%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned 20.89%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 17.32%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in industrials and information technology contributed to performance relative to the MSCI Emerging Markets Index (net) for the fiscal year. Stock selection in communication services, as well as an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were Precision Tsugami, Taiwan Semiconductor Manufacturing, Tencent, Credit Bureau Asia, and Optima Bank. The biggest detractors from performance during the period were PT Sarana Menara Nusantara, Union Auction Public, PT Bank Central Asia, and Voltronic Power Technology. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Precision Tsugami	Positive	Precision Tsugami makes machine tools in China, where it has 70% market share for Computer Numerical Control (CNC) lathes. The company’s shares outperformed as earnings continued to grow as a result of a recovery in demand in China.

Taiwan Semiconductor Manufacturing	Positive	Taiwan Semiconductor is the world’s largest manufacturer of semiconductor chips. The company’s earnings grew materially due to strong demand for advanced chips used for artificial intelligence-related applications. This led to outperformance during the reporting period.

PT Sarana Menara Nusantara	Negative	PT Sarana Menara Nusantara is one of the leading telecommunication tower and fiber operators in Indonesia. Underperformance stemmed largely from a contraction in the company’s valuation multiple, which we believe reflected weaker sentiment for Indonesian equities, coupled with the company’s exposure to two large customer consolidation events overlapping in a brief period.

Union Auction Public	Negative	Union Auction Public is the largest operator of used car auctions in Thailand. The company underperformed during the reporting period as a moratorium on debt collection across multiple lending markets in Thailand led to fewer vehicle repossessions and lower auction volumes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (June 22, 2021). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Developing Markets Fund (Class R6/VDMRX) at NAV(1)	20.89%	3.35%
MSCI Emerging Markets Index (net)	17.32%	2.59%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$4,377
Total number of portfolio holdings	40
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	33%
Asset Allocation(1)
Industrials	31%
Communication Services	15%
Consumer Staples	14%
Financials	14%
Information Technology	14%
Consumer Discretionary	5%
Materials	4%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Changes
Effective January 1, 2025, a new expense limitation of 1.03% went into effect for Class R6 shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8182
Virtus KAR Developing Markets Fund

Virtus KAR Emerging Markets Small-Cap Fund
Class A / VAESX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class A / VAESX	$178	1.72%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned 7.29%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 17.32% and the MSCI Emerging Markets Small Cap Index (net), which serves as the style-specific index, returned 8.28%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI Emerging Markets Small Cap Index (net) is a free float-adjusted market capitalization-weighted index designed to measure small cap equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in information technology, as well as an underweight in real estate, contributed to performance relative to the MSCI Emerging Markets Small Cap Index (net) for the fiscal year. Stock selection in communication services, as well as stock selection and an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were TOTVS, Grupa Pracuj, Optima Bank, Kanzhun, and Douzone Bizon. The biggest detractors from performance were PT Sarana Menara Nusantara, Union Auction Public, Humanica Public, Computer Age Management Services, and Oracle Financial Services Software. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
TOTVS	Positive	TOTVS is the leading enterprise resource planning system vendor in Brazil, with close to 50% market share among domestic small- and medium-sized businesses. The company benefited from its ability to raise prices to keep up with inflation, which led to expanded profit margins. In addition, there was growing optimism about the company’s pending acquisition of a leading retail management software provider in Brazil.

Grupa Pracuj	Positive	Grupa Pracuj is the leading job portal in Poland. The company demonstrated steady business results and showed signs of resilience, including a moderate recovery in the number of jobs being posted on its platform.

PT Sarana Menara Nusantara	Negative	PT Sarana Menara Nusantara is one of the leading telecommunication tower and fiber operators in Indonesia. Underperformance stemmed largely from a contraction in the company’s valuation multiple, which we believe reflected weaker sentiment for Indonesian equities, coupled with the company’s exposure to two large customer consolidation events overlapping in a brief period.

Union Auction Public	Negative	Union Auction Public is the largest operator of used car auctions in Thailand. The company underperformed during the reporting period as a moratorium on debt collection across multiple lending markets in Thailand led to fewer vehicle repossessions and lower auction volumes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Emerging Markets Small-Cap Fund (Class A/VAESX) at NAV(1)	7.29%	5.24%	10.12%
Virtus KAR Emerging Markets Small-Cap Fund (Class A/VAESX) at POP(2),(3)	1.39%	4.06%	9.50%
MSCI Emerging Markets Index (net)	17.32%	7.02%	7.99%
MSCI Emerging Markets Small Cap Index (net)	8.28%	12.51%	8.48%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$345,276
Total number of portfolio holdings	41
Total advisory fee paid (‘000s)	$3,474
Portfolio turnover rate as of the end of the reporting period	34%
Asset Allocation(1)
Industrials	31%
Communication Services	17%
Financials	14%
Information Technology	11%
Consumer Staples	11%
Consumer Discretionary	5%
Health Care	5%
Other	6%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 1.70% went into effect for Class A shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8183
Virtus KAR Emerging Markets Small-Cap Fund

Virtus KAR Emerging Markets Small-Cap Fund
Class C / VCESX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class C / VCESX	$254	2.46%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned 6.57%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 17.32% and the MSCI Emerging Markets Small Cap Index (net), which serves as the style-specific index, returned 8.28%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI Emerging Markets Small Cap Index (net) is a free float-adjusted market capitalization-weighted index designed to measure small cap equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in information technology, as well as an underweight in real estate, contributed to performance relative to the MSCI Emerging Markets Small Cap Index (net) for the fiscal year. Stock selection in communication services, as well as stock selection and an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were TOTVS, Grupa Pracuj, Optima Bank, Kanzhun, and Douzone Bizon. The biggest detractors from performance were PT Sarana Menara Nusantara, Union Auction Public, Humanica Public, Computer Age Management Services, and Oracle Financial Services Software. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
TOTVS	Positive	TOTVS is the leading enterprise resource planning system vendor in Brazil, with close to 50% market share among domestic small- and medium-sized businesses. The company benefited from its ability to raise prices to keep up with inflation, which led to expanded profit margins. In addition, there was growing optimism about the company’s pending acquisition of a leading retail management software provider in Brazil.

Grupa Pracuj	Positive	Grupa Pracuj is the leading job portal in Poland. The company demonstrated steady business results and showed signs of resilience, including a moderate recovery in the number of jobs being posted on its platform.

PT Sarana Menara Nusantara	Negative	PT Sarana Menara Nusantara is one of the leading telecommunication tower and fiber operators in Indonesia. Underperformance stemmed largely from a contraction in the company’s valuation multiple, which we believe reflected weaker sentiment for Indonesian equities, coupled with the company’s exposure to two large customer consolidation events overlapping in a brief period.

Union Auction Public	Negative	Union Auction Public is the largest operator of used car auctions in Thailand. The company underperformed during the reporting period as a moratorium on debt collection across multiple lending markets in Thailand led to fewer vehicle repossessions and lower auction volumes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Emerging Markets Small-Cap Fund (Class C/VCESX) at NAV(1) and with CDSC(2)	6.57%	4.48%	9.30%
MSCI Emerging Markets Index (net)	17.32%	7.02%	7.99%
MSCI Emerging Markets Small Cap Index (net)	8.28%	12.51%	8.48%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$345,276
Total number of portfolio holdings	41
Total advisory fee paid (‘000s)	$3,474
Portfolio turnover rate as of the end of the reporting period	34%
Asset Allocation(1)
Industrials	31%
Communication Services	17%
Financials	14%
Information Technology	11%
Consumer Staples	11%
Consumer Discretionary	5%
Health Care	5%
Other	6%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 2.45% went into effect for Class C shares.
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8184
Virtus KAR Emerging Markets Small-Cap Fund

Virtus KAR Emerging Markets Small-Cap Fund
Class I / VIESX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class I / VIESX	$153	1.47%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned 7.55%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 17.32% and the MSCI Emerging Markets Small Cap Index (net), which serves as the style-specific index, returned 8.28%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI Emerging Markets Small Cap Index (net) is a free float-adjusted market capitalization-weighted index designed to measure small cap equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in information technology, as well as an underweight in real estate, contributed to performance relative to the MSCI Emerging Markets Small Cap Index (net) for the fiscal year. Stock selection in communication services, as well as stock selection and an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were TOTVS, Grupa Pracuj, Optima Bank, Kanzhun, and Douzone Bizon. The biggest detractors from performance were PT Sarana Menara Nusantara, Union Auction Public, Humanica Public, Computer Age Management Services, and Oracle Financial Services Software. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
TOTVS	Positive	TOTVS is the leading enterprise resource planning system vendor in Brazil, with close to 50% market share among domestic small- and medium-sized businesses. The company benefited from its ability to raise prices to keep up with inflation, which led to expanded profit margins. In addition, there was growing optimism about the company’s pending acquisition of a leading retail management software provider in Brazil.

Grupa Pracuj	Positive	Grupa Pracuj is the leading job portal in Poland. The company demonstrated steady business results and showed signs of resilience, including a moderate recovery in the number of jobs being posted on its platform.

PT Sarana Menara Nusantara	Negative	PT Sarana Menara Nusantara is one of the leading telecommunication tower and fiber operators in Indonesia. Underperformance stemmed largely from a contraction in the company’s valuation multiple, which we believe reflected weaker sentiment for Indonesian equities, coupled with the company’s exposure to two large customer consolidation events overlapping in a brief period.

Union Auction Public	Negative	Union Auction Public is the largest operator of used car auctions in Thailand. The company underperformed during the reporting period as a moratorium on debt collection across multiple lending markets in Thailand led to fewer vehicle repossessions and lower auction volumes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Emerging Markets Small-Cap Fund (Class I/VIESX) at NAV(1)	7.55%	5.54%	10.40%
MSCI Emerging Markets Index (net)	17.32%	7.02%	7.99%
MSCI Emerging Markets Small Cap Index (net)	8.28%	12.51%	8.48%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$345,276
Total number of portfolio holdings	41
Total advisory fee paid (‘000s)	$3,474
Portfolio turnover rate as of the end of the reporting period	34%
Asset Allocation(1)
Industrials	31%
Communication Services	17%
Financials	14%
Information Technology	11%
Consumer Staples	11%
Consumer Discretionary	5%
Health Care	5%
Other	6%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 1.45% went into effect for Class I shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8185
Virtus KAR Emerging Markets Small-Cap Fund

Virtus KAR Emerging Markets Small-Cap Fund
Class R6 / VRESX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR Emerging Markets Small-Cap Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Emerging Markets Small-Cap Fund Class R6 / VRESX	$138	1.33%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned 7.72%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 17.32% and the MSCI Emerging Markets Small Cap Index (net), which serves as the style-specific index, returned 8.28%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI Emerging Markets Small Cap Index (net) is a free float-adjusted market capitalization-weighted index designed to measure small cap equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in information technology, as well as an underweight in real estate, contributed to performance relative to the MSCI Emerging Markets Small Cap Index (net) for the fiscal year. Stock selection in communication services, as well as stock selection and an overweight in consumer staples, detracted from performance. The biggest contributors to performance for the 12-month period were TOTVS, Grupa Pracuj, Optima Bank, Kanzhun, and Douzone Bizon. The biggest detractors from performance were PT Sarana Menara Nusantara, Union Auction Public, Humanica Public, Computer Age Management Services, and Oracle Financial Services Software. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
TOTVS	Positive	TOTVS is the leading enterprise resource planning system vendor in Brazil, with close to 50% market share among domestic small- and medium-sized businesses. The company benefited from its ability to raise prices to keep up with inflation, which led to expanded profit margins. In addition, there was growing optimism about the company’s pending acquisition of a leading retail management software provider in Brazil.

Grupa Pracuj	Positive	Grupa Pracuj is the leading job portal in Poland. The company demonstrated steady business results and showed signs of resilience, including a moderate recovery in the number of jobs being posted on its platform.

PT Sarana Menara Nusantara	Negative	PT Sarana Menara Nusantara is one of the leading telecommunication tower and fiber operators in Indonesia. Underperformance stemmed largely from a contraction in the company’s valuation multiple, which we believe reflected weaker sentiment for Indonesian equities, coupled with the company’s exposure to two large customer consolidation events overlapping in a brief period.

Union Auction Public	Negative	Union Auction Public is the largest operator of used car auctions in Thailand. The company underperformed during the reporting period as a moratorium on debt collection across multiple lending markets in Thailand led to fewer vehicle repossessions and lower auction volumes.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 1, 2019). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus KAR Emerging Markets Small-Cap Fund (Class R6/VRESX) at NAV(1)	7.72%	5.68%	8.30%
MSCI Emerging Markets Index (net)	17.32%	7.02%	7.05%
MSCI Emerging Markets Small Cap Index (net)	8.28%	12.51%	10.83%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$345,276
Total number of portfolio holdings	41
Total advisory fee paid (‘000s)	$3,474
Portfolio turnover rate as of the end of the reporting period	34%
Asset Allocation(1)
Industrials	31%
Communication Services	17%
Financials	14%
Information Technology	11%
Consumer Staples	11%
Consumer Discretionary	5%
Health Care	5%
Other	6%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective January 1, 2025, a new expense limitation of 1.30% went into effect for Class R6 shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8186
Virtus KAR Emerging Markets Small-Cap Fund

Virtus KAR International Small-Mid Cap Fund
Class A / VISAX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class A / VISAX	$150	1.45%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned 7.31%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 16.45% and the MSCI All Country World ex USA Small Mid Cap Index (net), which serves as the style-specific index, returned 17.23%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World ex USA Small Mid Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in health care and an underweight in real estate contributed to performance relative to the MSCI All Country World Ex USA SMID Cap Index (net) for the fiscal year. Stock selection in information technology, as well as stock selection and an overweight in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Haw Par, MTU Aero Engines, FinecoBank, Corporacion Moctezuma, and SHIFT. The biggest detractors from performance during the period were FDM Group, Alten, Mercari, PST Sarana Menara Nusantara, and Haitian International. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Haw Par	Positive	Haw Par is an investment holding company listed in Singapore. The company announced a substantial special dividend in the first quarter of 2025, which bolstered stock price performance.
MTU Aero Engines	Positive	MTU is a German aircraft engine manufacturer. The company experienced strong demand for its aftermarket spare parts and servicing, driven by the persistent shortage of new planes from Boeing and Airbus.

FDM Group	Negative	FDM Group is a U.K.-based information technology (IT) services company. The company experienced a period of weak demand following a surge in demand for IT services during the COVID-19 pandemic.
Alten	Negative	Alten is a leading outsourced research and development engineering firm headquartered in France. Demand for outsourced engineering experienced cyclical weakness during the fiscal year. Disruption to the European auto supply chain, an industry to which Alten is highly exposed, created additional issues during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR International Small-Mid Cap Fund (Class A/VISAX) at NAV(1)	7.31%	4.55%	9.35%
Virtus KAR International Small-Mid Cap Fund (Class A/VISAX) at POP(2),(3)	1.40%	3.37%	8.74%
MSCI All Country World ex USA Index (net)	16.45%	10.26%	8.23%
MSCI All Country World ex USA Small Mid Cap Index (net)	17.23%	9.67%	8.03%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$1,049,095
Total number of portfolio holdings	41
Total advisory fee paid (‘000s)	$9,141
Portfolio turnover rate as of the end of the reporting period	26%
Asset Allocation(1)
Communication Services	24%
Industrials	23%
Financials	16%
Information Technology	12%
Health Care	8%
Materials	7%
Consumer Staples	4%
Other	6%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8211
Virtus KAR International Small-Mid Cap Fund

Virtus KAR International Small-Mid Cap Fund
Class C / VCISX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class C / VCISX	$228	2.21%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned 6.46%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 16.45% and the MSCI All Country World ex USA Small Mid Cap Index (net), which serves as the style-specific index, returned 17.23%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World ex USA Small Mid Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in health care and an underweight in real estate contributed to performance relative to the MSCI All Country World Ex USA SMID Cap Index (net) for the fiscal year. Stock selection in information technology, as well as stock selection and an overweight in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Haw Par, MTU Aero Engines, FinecoBank, Corporacion Moctezuma, and SHIFT. The biggest detractors from performance during the period were FDM Group, Alten, Mercari, PST Sarana Menara Nusantara, and Haitian International. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Haw Par	Positive	Haw Par is an investment holding company listed in Singapore. The company announced a substantial special dividend in the first quarter of 2025, which bolstered stock price performance.
MTU Aero Engines	Positive	MTU is a German aircraft engine manufacturer. The company experienced strong demand for its aftermarket spare parts and servicing, driven by the persistent shortage of new planes from Boeing and Airbus.

FDM Group	Negative	FDM Group is a U.K.-based information technology (IT) services company. The company experienced a period of weak demand following a surge in demand for IT services during the COVID-19 pandemic.
Alten	Negative	Alten is a leading outsourced research and development engineering firm headquartered in France. Demand for outsourced engineering experienced cyclical weakness during the fiscal year. Disruption to the European auto supply chain, an industry to which Alten is highly exposed, created additional issues during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR International Small-Mid Cap Fund (Class C/VCISX) at NAV(1) and with CDSC(2)	6.46%	3.77%	8.55%
MSCI All Country World ex USA Index (net)	16.45%	10.26%	8.23%
MSCI All Country World ex USA Small Mid Cap Index (net)	17.23%	9.67%	8.03%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$1,049,095
Total number of portfolio holdings	41
Total advisory fee paid (‘000s)	$9,141
Portfolio turnover rate as of the end of the reporting period	26%
Asset Allocation(1)
Communication Services	24%
Industrials	23%
Financials	16%
Information Technology	12%
Health Care	8%
Materials	7%
Consumer Staples	4%
Other	6%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8212
Virtus KAR International Small-Mid Cap Fund

Virtus KAR International Small-Mid Cap Fund
Class I / VIISX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class I / VIISX	$123	1.19%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned 7.51%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 16.45% and the MSCI All Country World ex USA Small Mid Cap Index (net), which serves as the style-specific index, returned 17.23%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World ex USA Small Mid Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in health care and an underweight in real estate contributed to performance relative to the MSCI All Country World Ex USA SMID Cap Index (net) for the fiscal year. Stock selection in information technology, as well as stock selection and an overweight in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Haw Par, MTU Aero Engines, FinecoBank, Corporacion Moctezuma, and SHIFT. The biggest detractors from performance during the period were FDM Group, Alten, Mercari, PST Sarana Menara Nusantara, and Haitian International. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Haw Par	Positive	Haw Par is an investment holding company listed in Singapore. The company announced a substantial special dividend in the first quarter of 2025, which bolstered stock price performance.
MTU Aero Engines	Positive	MTU is a German aircraft engine manufacturer. The company experienced strong demand for its aftermarket spare parts and servicing, driven by the persistent shortage of new planes from Boeing and Airbus.

FDM Group	Negative	FDM Group is a U.K.-based information technology (IT) services company. The company experienced a period of weak demand following a surge in demand for IT services during the COVID-19 pandemic.
Alten	Negative	Alten is a leading outsourced research and development engineering firm headquartered in France. Demand for outsourced engineering experienced cyclical weakness during the fiscal year. Disruption to the European auto supply chain, an industry to which Alten is highly exposed, created additional issues during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR International Small-Mid Cap Fund (Class I/VIISX) at NAV(1)	7.51%	4.82%	9.63%
MSCI All Country World ex USA Index (net)	16.45%	10.26%	8.23%
MSCI All Country World ex USA Small Mid Cap Index (net)	17.23%	9.67%	8.03%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$1,049,095
Total number of portfolio holdings	41
Total advisory fee paid (‘000s)	$9,141
Portfolio turnover rate as of the end of the reporting period	26%
Asset Allocation(1)
Communication Services	24%
Industrials	23%
Financials	16%
Information Technology	12%
Health Care	8%
Materials	7%
Consumer Staples	4%
Other	6%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8213
Virtus KAR International Small-Mid Cap Fund

Virtus KAR International Small-Mid Cap Fund
Class R6 / VRISX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus KAR International Small-Mid Cap Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR International Small-Mid Cap Fund Class R6 / VRISX	$113	1.09%
Portfolio Manager Commentary by Kayne Anderson Rudnick Investment Management, LLC
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned 7.64%. For the same period, the MSCI All Country World ex USA Index (net), a broad-based securities market index, returned 16.45% and the MSCI All Country World ex USA Small Mid Cap Index (net), which serves as the style-specific index, returned 17.23%.
  The MSCI All Country World ex USA Index (net) is a free float-adjusted market capitalization-weighted index that measures equity performance of developed and emerging markets, excluding the United States. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The MSCI All Country World ex USA Small Mid Cap Index (net) is a free float-adjusted market capitalization-weighted index that measures mid- and small-cap performance across 22 of 23 Developed Market countries (excluding the U.S.) and 24 Emerging Markets countries. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in health care and an underweight in real estate contributed to performance relative to the MSCI All Country World Ex USA SMID Cap Index (net) for the fiscal year. Stock selection in information technology, as well as stock selection and an overweight in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Haw Par, MTU Aero Engines, FinecoBank, Corporacion Moctezuma, and SHIFT. The biggest detractors from performance during the period were FDM Group, Alten, Mercari, PST Sarana Menara Nusantara, and Haitian International. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Haw Par	Positive	Haw Par is an investment holding company listed in Singapore. The company announced a substantial special dividend in the first quarter of 2025, which bolstered stock price performance.
MTU Aero Engines	Positive	MTU is a German aircraft engine manufacturer. The company experienced strong demand for its aftermarket spare parts and servicing, driven by the persistent shortage of new planes from Boeing and Airbus.

FDM Group	Negative	FDM Group is a U.K.-based information technology (IT) services company. The company experienced a period of weak demand following a surge in demand for IT services during the COVID-19 pandemic.
Alten	Negative	Alten is a leading outsourced research and development engineering firm headquartered in France. Demand for outsourced engineering experienced cyclical weakness during the fiscal year. Disruption to the European auto supply chain, an industry to which Alten is highly exposed, created additional issues during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR International Small-Mid Cap Fund (Class R6/VRISX) at NAV(1)	7.64%	4.93%	9.74%
MSCI All Country World ex USA Index (net)	16.45%	10.26%	8.23%
MSCI All Country World ex USA Small Mid Cap Index (net)	17.23%	9.67%	8.03%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$1,049,095
Total number of portfolio holdings	41
Total advisory fee paid (‘000s)	$9,141
Portfolio turnover rate as of the end of the reporting period	26%
Asset Allocation(1)
Communication Services	24%
Industrials	23%
Financials	16%
Information Technology	12%
Health Care	8%
Materials	7%
Consumer Staples	4%
Other	6%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8214
Virtus KAR International Small-Mid Cap Fund

Virtus Newfleet Core Plus Bond Fund
Class A / SAVAX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class A / SAVAX	$71	0.70%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned 3.46%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period. In addition, the Fund’s yield curve positioning (which indicates the Fund portfolio’s sensitivity to interest rates), which emphasized longer-term U.S. Treasuries, detracted from performance relative to the benchmark. In addition, issue selection within high yield corporate bonds had a negative impact on performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Underweighting U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Investment grade corporate bonds	Positive	Issue selection, driven by the Fund’s overweight to BBB-rated bonds, had a positive impact on performance.
U.S. Treasuries yield curve positioning	Negative	More of the Fund’s U.S. Treasury holdings were allocated to the longer end of the yield curve (or longer duration), which underperformed the shorter areas of the curve (or shorter duration) during the period.

High yield corporate bonds	Negative	Issue selection within high yield corporate bonds detracted from the Fund’s performance relative to the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Core Plus Bond Fund (Class A/SAVAX) at NAV(1)	3.46%	0.88%	2.73%
Virtus Newfleet Core Plus Bond Fund (Class A/SAVAX) at POP(2),(3)	(0.42)%	0.11%	2.34%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$572,037
Total number of portfolio holdings	709
Total advisory fee paid (‘000s)	$793
Portfolio turnover rate as of the end of the reporting period	42%
Asset Allocation(1)
Corporate Bonds and Notes		32%
Financials	14%
Energy	4%
Industrials	3%
All other Corporate Bonds and Notes	11%
Mortgage-Backed Securities		30%
U.S. Government Securities		15%
Asset-Backed Securities		11%
Leveraged Loans		4%
Foreign Government Securities		4%
Short-Term Investment		3%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8257
Virtus Newfleet Core Plus Bond Fund

Virtus Newfleet Core Plus Bond Fund
Class C / SAVCX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class C / SAVCX	$147	1.45%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned 2.76%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period. In addition, the Fund’s yield curve positioning (which indicates the Fund portfolio’s sensitivity to interest rates), which emphasized longer-term U.S. Treasuries, detracted from performance relative to the benchmark. In addition, issue selection within high yield corporate bonds had a negative impact on performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Underweighting U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Investment grade corporate bonds	Positive	Issue selection, driven by the Fund’s overweight to BBB-rated bonds, had a positive impact on performance.
U.S. Treasuries yield curve positioning	Negative	More of the Fund’s U.S. Treasury holdings were allocated to the longer end of the yield curve (or longer duration), which underperformed the shorter areas of the curve (or shorter duration) during the period.

High yield corporate bonds	Negative	Issue selection within high yield corporate bonds detracted from the Fund’s performance relative to the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Core Plus Bond Fund (Class C/SAVCX) at NAV(1) and with CDSC(2)	2.76%	0.13%	1.96%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$572,037
Total number of portfolio holdings	709
Total advisory fee paid (‘000s)	$793
Portfolio turnover rate as of the end of the reporting period	42%
Asset Allocation(1)
Corporate Bonds and Notes		32%
Financials	14%
Energy	4%
Industrials	3%
All other Corporate Bonds and Notes	11%
Mortgage-Backed Securities		30%
U.S. Government Securities		15%
Asset-Backed Securities		11%
Leveraged Loans		4%
Foreign Government Securities		4%
Short-Term Investment		3%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%.
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8258
Virtus Newfleet Core Plus Bond Fund

Virtus Newfleet Core Plus Bond Fund
Class I / SAVYX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class I / SAVYX	$46	0.45%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned 3.75%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period. In addition, the Fund’s yield curve positioning (which indicates the Fund portfolio’s sensitivity to interest rates), which emphasized longer-term U.S. Treasuries, detracted from performance relative to the benchmark. In addition, issue selection within high yield corporate bonds had a negative impact on performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Underweighting U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Investment grade corporate bonds	Positive	Issue selection, driven by the Fund’s overweight to BBB-rated bonds, had a positive impact on performance.
U.S. Treasuries yield curve positioning	Negative	More of the Fund’s U.S. Treasury holdings were allocated to the longer end of the yield curve (or longer duration), which underperformed the shorter areas of the curve (or shorter duration) during the period.

High yield corporate bonds	Negative	Issue selection within high yield corporate bonds detracted from the Fund’s performance relative to the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Core Plus Bond Fund (Class I/SAVYX) at NAV(1)	3.75%	1.14%	2.98%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$572,037
Total number of portfolio holdings	709
Total advisory fee paid (‘000s)	$793
Portfolio turnover rate as of the end of the reporting period	42%
Asset Allocation(1)
Corporate Bonds and Notes		32%
Financials	14%
Energy	4%
Industrials	3%
All other Corporate Bonds and Notes	11%
Mortgage-Backed Securities		30%
U.S. Government Securities		15%
Asset-Backed Securities		11%
Leveraged Loans		4%
Foreign Government Securities		4%
Short-Term Investment		3%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8259
Virtus Newfleet Core Plus Bond Fund

Virtus Newfleet Core Plus Bond Fund
Class R6 / VBFRX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Core Plus Bond Fund Class R6 / VBFRX	$38	0.37%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned 3.82%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period. In addition, the Fund’s yield curve positioning (which indicates the Fund portfolio’s sensitivity to interest rates), which emphasized longer-term U.S. Treasuries, detracted from performance relative to the benchmark. In addition, issue selection within high yield corporate bonds had a negative impact on performance. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Underweighting U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Investment grade corporate bonds	Positive	Issue selection, driven by the Fund’s overweight to BBB-rated bonds, had a positive impact on performance.
U.S. Treasuries yield curve positioning	Negative	More of the Fund’s U.S. Treasury holdings were allocated to the longer end of the yield curve (or longer duration), which underperformed the shorter areas of the curve (or shorter duration) during the period.

High yield corporate bonds	Negative	Issue selection within high yield corporate bonds detracted from the Fund’s performance relative to the Index.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus Newfleet Core Plus Bond Fund (Class R6/VBFRX) at NAV(1)	3.82%	1.24%	2.80%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.57%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$572,037
Total number of portfolio holdings	709
Total advisory fee paid (‘000s)	$793
Portfolio turnover rate as of the end of the reporting period	42%
Asset Allocation(1)
Corporate Bonds and Notes		32%
Financials	14%
Energy	4%
Industrials	3%
All other Corporate Bonds and Notes	11%
Mortgage-Backed Securities		30%
U.S. Government Securities		15%
Asset-Backed Securities		11%
Leveraged Loans		4%
Foreign Government Securities		4%
Short-Term Investment		3%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective April 1, 2025, the Fund’s investment adviser reduced the management fee to 0.35%.
Effective April 1, 2025, a new expense limitation of 0.35% went into effect for Class R6 shares.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8260
Virtus Newfleet Core Plus Bond Fund

Virtus Newfleet High Yield Fund
Class A / PHCHX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class A / PHCHX	$98	0.95%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned 6.93%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88% and the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index, which serves as the style-specific index, returned 7.41%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Negative issue selection in consumer products, retail non-food/drug, and industrial other contributed to the Fund’s underperformance relative to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index (the "Index"). Issue selection in media other, midstream, and health care helped relative performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by Centerfield Media, Cox Media, Charter Communications, VistaJet, and CSC Holdings. The biggest detractors from absolute performance were bonds and loans issued by Saks Global Enterprises, KIK Custom Products, Klockner Pentaplast, Unifrax, and Merlin Entertainments. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Improved regulatory climate for broadcasters	Positive	The Fund benefited from its positions in television broadcasters as the market anticipated that the Federal Communications Commission would loosen the rules that had restricted merger activity.
Retail exposure	Negative	The Fund was hurt by a sharp decline in the bonds of luxury retailer Saks Global Enterprises, which struggled due to working capital needs, tariff announcements, and the impact of the volatile macroeconomic climate on consumer spending.

Exposure to Centerfield Media	Positive	The Fund benefited from exposure to a Centerfield Media bond as its price rose sharply in the latter part of the fiscal year due to improved operating results and investors’ pricing in a higher likelihood of a near-term refinancing.

Event risk	Negative	A fire at a distribution plant led to poor performance for bonds of KIK Custom Products, as it worsened near-term financial results, strained liquidity, and created litigation risk.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet High Yield Fund (Class A/PHCHX) at NAV(1)	6.93%	5.68%	5.65%
Virtus Newfleet High Yield Fund (Class A/PHCHX) at POP(2),(3)	2.92%	4.87%	5.24%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.41%	5.54%	6.16%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$49,959
Total number of portfolio holdings	190
Total advisory fee paid (‘000s)	$81
Portfolio turnover rate as of the end of the reporting period	31%
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financials	24%
Energy	18%
Industrials	11%
All other Corporate Bonds and Notes	42%
Securities Lending Collateral		2%
Leveraged Loans		1%
Other		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8261
Virtus Newfleet High Yield Fund

Virtus Newfleet High Yield Fund
Class C / PGHCX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class C / PGHCX	$175	1.70%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned 6.13%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88% and the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index, which serves as the style-specific index, returned 7.41%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Negative issue selection in consumer products, retail non-food/drug, and industrial other contributed to the Fund’s underperformance relative to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index (the "Index"). Issue selection in media other, midstream, and health care helped relative performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by Centerfield Media, Cox Media, Charter Communications, VistaJet, and CSC Holdings. The biggest detractors from absolute performance were bonds and loans issued by Saks Global Enterprises, KIK Custom Products, Klockner Pentaplast, Unifrax, and Merlin Entertainments. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Improved regulatory climate for broadcasters	Positive	The Fund benefited from its positions in television broadcasters as the market anticipated that the Federal Communications Commission would loosen the rules that had restricted merger activity.
Retail exposure	Negative	The Fund was hurt by a sharp decline in the bonds of luxury retailer Saks Global Enterprises, which struggled due to working capital needs, tariff announcements, and the impact of the volatile macroeconomic climate on consumer spending.

Exposure to Centerfield Media	Positive	The Fund benefited from exposure to a Centerfield Media bond as its price rose sharply in the latter part of the fiscal year due to improved operating results and investors’ pricing in a higher likelihood of a near-term refinancing.

Event risk	Negative	A fire at a distribution plant led to poor performance for bonds of KIK Custom Products, as it worsened near-term financial results, strained liquidity, and created litigation risk.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet High Yield Fund (Class C/PGHCX) at NAV(1) and with CDSC(2)	6.13%	4.88%	4.85%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.41%	5.54%	6.16%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$49,959
Total number of portfolio holdings	190
Total advisory fee paid (‘000s)	$81
Portfolio turnover rate as of the end of the reporting period	31%
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financials	24%
Energy	18%
Industrials	11%
All other Corporate Bonds and Notes	42%
Securities Lending Collateral		2%
Leveraged Loans		1%
Other		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
On January 26, 2026, Class C of the Fund will be eliminated as a share class and existing Class C shares of the Fund will be converted to Class A shares of the Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8262
Virtus Newfleet High Yield Fund

Virtus Newfleet High Yield Fund
Class I / PHCIX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class I / PHCIX	$73	0.70%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned 7.19%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88% and the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index, which serves as the style-specific index, returned 7.41%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Negative issue selection in consumer products, retail non-food/drug, and industrial other contributed to the Fund’s underperformance relative to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index (the "Index"). Issue selection in media other, midstream, and health care helped relative performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by Centerfield Media, Cox Media, Charter Communications, VistaJet, and CSC Holdings. The biggest detractors from absolute performance were bonds and loans issued by Saks Global Enterprises, KIK Custom Products, Klockner Pentaplast, Unifrax, and Merlin Entertainments. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Improved regulatory climate for broadcasters	Positive	The Fund benefited from its positions in television broadcasters as the market anticipated that the Federal Communications Commission would loosen the rules that had restricted merger activity.
Retail exposure	Negative	The Fund was hurt by a sharp decline in the bonds of luxury retailer Saks Global Enterprises, which struggled due to working capital needs, tariff announcements, and the impact of the volatile macroeconomic climate on consumer spending.

Exposure to Centerfield Media	Positive	The Fund benefited from exposure to a Centerfield Media bond as its price rose sharply in the latter part of the fiscal year due to improved operating results and investors’ pricing in a higher likelihood of a near-term refinancing.

Event risk	Negative	A fire at a distribution plant led to poor performance for bonds of KIK Custom Products, as it worsened near-term financial results, strained liquidity, and created litigation risk.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet High Yield Fund (Class I/PHCIX) at NAV(1)	7.19%	5.94%	5.93%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.41%	5.54%	6.16%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$49,959
Total number of portfolio holdings	190
Total advisory fee paid (‘000s)	$81
Portfolio turnover rate as of the end of the reporting period	31%
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financials	24%
Energy	18%
Industrials	11%
All other Corporate Bonds and Notes	42%
Securities Lending Collateral		2%
Leveraged Loans		1%
Other		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8263
Virtus Newfleet High Yield Fund

Virtus Newfleet High Yield Fund
Class R6 / VRHYX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet High Yield Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield Fund Class R6 / VRHYX	$61	0.59%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned 7.31%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88% and the Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index, which serves as the style-specific index, returned 7.41%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts for more than 2% of market cap. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Negative issue selection in consumer products, retail non-food/drug, and industrial other contributed to the Fund’s underperformance relative to the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index (the "Index"). Issue selection in media other, midstream, and health care helped relative performance. The biggest contributors to absolute performance for the 12-month period were bonds issued by Centerfield Media, Cox Media, Charter Communications, VistaJet, and CSC Holdings. The biggest detractors from absolute performance were bonds and loans issued by Saks Global Enterprises, KIK Custom Products, Klockner Pentaplast, Unifrax, and Merlin Entertainments. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Improved regulatory climate for broadcasters	Positive	The Fund benefited from its positions in television broadcasters as the market anticipated that the Federal Communications Commission would loosen the rules that had restricted merger activity.
Retail exposure	Negative	The Fund was hurt by a sharp decline in the bonds of luxury retailer Saks Global Enterprises, which struggled due to working capital needs, tariff announcements, and the impact of the volatile macroeconomic climate on consumer spending.

Exposure to Centerfield Media	Positive	The Fund benefited from exposure to a Centerfield Media bond as its price rose sharply in the latter part of the fiscal year due to improved operating results and investors’ pricing in a higher likelihood of a near-term refinancing.

Event risk	Negative	A fire at a distribution plant led to poor performance for bonds of KIK Custom Products, as it worsened near-term financial results, strained liquidity, and created litigation risk.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus Newfleet High Yield Fund (Class R6/VRHYX) at NAV(1)	7.31%	6.08%	5.60%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.57%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index	7.41%	5.54%	5.55%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$49,959
Total number of portfolio holdings	190
Total advisory fee paid (‘000s)	$81
Portfolio turnover rate as of the end of the reporting period	31%
Asset Allocation(1)
Corporate Bonds and Notes		95%
Financials	24%
Energy	18%
Industrials	11%
All other Corporate Bonds and Notes	42%
Securities Lending Collateral		2%
Leveraged Loans		1%
Other		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8264
Virtus Newfleet High Yield Fund

Virtus Newfleet Low Duration Core Plus Bond Fund
Class A / HIMZX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class A / HIMZX	$77	0.75%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned 5.04%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88% and the ICE BofA 1-5 Year U.S. Corporate & Government Bond Index, which serves as the style-specific index, returned 4.17%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-5 Year U.S. Corporate & Government Bond Index tracks the performance of US dollar denominated investment grade debt publicly issued in the U.S. domestic market,including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 5 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the ICE BofA 1-5 Year U.S. Corporate & Government Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Allocation to and issue selection within asset-backed securities had a positive impact on performance. While issue selection within investment grade corporates aided performance, the Fund’s underweight to the sector versus the Index detracted. In addition, issue selection within high yield corporate bonds had a negative impact on performance as higher quality cohorts underperformed. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Asset-backed securities	Positive	Allocation to and issue selection within asset-backed securities had a positive impact on performance relative to the Index.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated issues, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index detracted.
High yield corporate bonds	Negative	Issue selection within high yield corporate bonds had a negative impact on performance as higher quality cohorts underperformed.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Low Duration Core Plus Bond Fund (Class A/HIMZX) at NAV(1)	5.04%	2.56%	2.54%
Virtus Newfleet Low Duration Core Plus Bond Fund (Class A/HIMZX) at POP(2),(3)	2.68%	2.09%	2.31%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
ICE BofA 1-5 Year U.S. Corporate & Government Bond Index	4.17%	1.44%	2.02%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$458,733
Total number of portfolio holdings	542
Total advisory fee paid (‘000s)	$951
Portfolio turnover rate as of the end of the reporting period	55%
Asset Allocation(1)
Asset-Backed Securities		33%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		25%
Financials	11%
Energy	3%
Industrials	2%
All other Corporate Bonds and Notes	9%
U.S. Government Securities		7%
Leveraged Loans		3%
Other (includes securities lending collateral)		5%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8265
Virtus Newfleet Low Duration Core Plus Bond Fund

Virtus Newfleet Low Duration Core Plus Bond Fund
Class C / PCMZX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class C / PCMZX	$153	1.50%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned 4.26%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88% and the ICE BofA 1-5 Year U.S. Corporate & Government Bond Index, which serves as the style-specific index, returned 4.17%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-5 Year U.S. Corporate & Government Bond Index tracks the performance of US dollar denominated investment grade debt publicly issued in the U.S. domestic market,including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 5 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the ICE BofA 1-5 Year U.S. Corporate & Government Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Allocation to and issue selection within asset-backed securities had a positive impact on performance. While issue selection within investment grade corporates aided performance, the Fund’s underweight to the sector versus the Index detracted. In addition, issue selection within high yield corporate bonds had a negative impact on performance as higher quality cohorts underperformed. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Asset-backed securities	Positive	Allocation to and issue selection within asset-backed securities had a positive impact on performance relative to the Index.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated issues, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index detracted.
High yield corporate bonds	Negative	Issue selection within high yield corporate bonds had a negative impact on performance as higher quality cohorts underperformed.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Low Duration Core Plus Bond Fund (Class C/PCMZX) at NAV(1) and with CDSC(2)	4.26%	1.79%	1.78%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
ICE BofA 1-5 Year U.S. Corporate & Government Bond Index	4.17%	1.44%	2.02%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$458,733
Total number of portfolio holdings	542
Total advisory fee paid (‘000s)	$951
Portfolio turnover rate as of the end of the reporting period	55%
Asset Allocation(1)
Asset-Backed Securities		33%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		25%
Financials	11%
Energy	3%
Industrials	2%
All other Corporate Bonds and Notes	9%
U.S. Government Securities		7%
Leveraged Loans		3%
Other (includes securities lending collateral)		5%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such  shares until they convert to Class A  shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8266
Virtus Newfleet Low Duration Core Plus Bond Fund

Virtus Newfleet Low Duration Core Plus Bond Fund
Class I / HIBIX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class I / HIBIX	$51	0.50%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned 5.40%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88% and the ICE BofA 1-5 Year U.S. Corporate & Government Bond Index, which serves as the style-specific index, returned 4.17%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-5 Year U.S. Corporate & Government Bond Index tracks the performance of US dollar denominated investment grade debt publicly issued in the U.S. domestic market,including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 5 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the ICE BofA 1-5 Year U.S. Corporate & Government Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Allocation to and issue selection within asset-backed securities had a positive impact on performance. While issue selection within investment grade corporates aided performance, the Fund’s underweight to the sector versus the Index detracted. In addition, issue selection within high yield corporate bonds had a negative impact on performance as higher quality cohorts underperformed. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Asset-backed securities	Positive	Allocation to and issue selection within asset-backed securities had a positive impact on performance relative to the Index.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated issues, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index detracted.
High yield corporate bonds	Negative	Issue selection within high yield corporate bonds had a negative impact on performance as higher quality cohorts underperformed.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Low Duration Core Plus Bond Fund (Class I/HIBIX) at NAV(1)	5.40%	2.83%	2.81%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
ICE BofA 1-5 Year U.S. Corporate & Government Bond Index	4.17%	1.44%	2.02%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$458,733
Total number of portfolio holdings	542
Total advisory fee paid (‘000s)	$951
Portfolio turnover rate as of the end of the reporting period	55%
Asset Allocation(1)
Asset-Backed Securities		33%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		25%
Financials	11%
Energy	3%
Industrials	2%
All other Corporate Bonds and Notes	9%
U.S. Government Securities		7%
Leveraged Loans		3%
Other (includes securities lending collateral)		5%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8267
Virtus Newfleet Low Duration Core Plus Bond Fund

Virtus Newfleet Low Duration Core Plus Bond Fund
Class R6 / VLDRX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet Low Duration Core Plus Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Low Duration Core Plus Bond Fund Class R6 / VLDRX	$44	0.43%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned 5.47%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88% and the ICE BofA 1-5 Year U.S. Corporate & Government Bond Index, which serves as the style-specific index, returned 4.17%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-5 Year U.S. Corporate & Government Bond Index tracks the performance of US dollar denominated investment grade debt publicly issued in the U.S. domestic market,including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 5 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the ICE BofA 1-5 Year U.S. Corporate & Government Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Allocation to and issue selection within asset-backed securities had a positive impact on performance. While issue selection within investment grade corporates aided performance, the Fund’s underweight to the sector versus the Index detracted. In addition, issue selection within high yield corporate bonds had a negative impact on performance as higher quality cohorts underperformed. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Asset-backed securities	Positive	Allocation to and issue selection within asset-backed securities had a positive impact on performance relative to the Index.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated issues, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index detracted.
High yield corporate bonds	Negative	Issue selection within high yield corporate bonds had a negative impact on performance as higher quality cohorts underperformed.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 20, 2018). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus Newfleet Low Duration Core Plus Bond Fund (Class R6/VLDRX) at NAV(1)	5.47%	2.90%	3.41%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.92%
ICE BofA 1-5 Year U.S. Corporate & Government Bond Index	4.17%	1.44%	2.49%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$458,733
Total number of portfolio holdings	542
Total advisory fee paid (‘000s)	$951
Portfolio turnover rate as of the end of the reporting period	55%
Asset Allocation(1)
Asset-Backed Securities		33%
Mortgage-Backed Securities		27%
Corporate Bonds and Notes		25%
Financials	11%
Energy	3%
Industrials	2%
All other Corporate Bonds and Notes	9%
U.S. Government Securities		7%
Leveraged Loans		3%
Other (includes securities lending collateral)		5%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8268
Virtus Newfleet Low Duration Core Plus Bond Fund

Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class A / NAMFX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class A / NAMFX	$102	0.99%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned 5.56%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Allocation to and issue selection within emerging markets sovereign debt aided performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period, however, the Fund’s underweight detracted. In addition, issue selection within bank loans had a negative impact, but the allocation to the sector was beneficial. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Emerging markets sovereign debt	Positive	The Fund’s allocation to and issue selection within emerging markets sovereign debt aided performance.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated issues, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index was a detractor.
Bank loans	Mixed	The Fund’s allocation to bank loans had a positive impact on performance, however, issue selection within the sector detracted.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class A/NAMFX) at NAV(1)	5.56%	3.26%	4.09%
Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class A/NAMFX) at POP(2),(3)	1.60%	2.47%	3.69%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 3.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$842,621
Total number of portfolio holdings	821
Total advisory fee paid (‘000s)	$3,718
Portfolio turnover rate as of the end of the reporting period	76%
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	13%
Energy	6%
Industrials	3%
All other Corporate Bonds and Notes	12%
Mortgage-Backed Securities		24%
Foreign Government Securities		14%
Asset-Backed Securities		13%
Leveraged Loans		8%
U.S. Government Securities		5%
Securities Lending Collateral		1%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8270
Virtus Newfleet Multi-Sector Intermediate Bond Fund

Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class C / NCMFX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class C / NCMFX	$178	1.74%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned 4.71%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Allocation to and issue selection within emerging markets sovereign debt aided performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period, however, the Fund’s underweight detracted. In addition, issue selection within bank loans had a negative impact, but the allocation to the sector was beneficial. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Emerging markets sovereign debt	Positive	The Fund’s allocation to and issue selection within emerging markets sovereign debt aided performance.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated issues, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index was a detractor.
Bank loans	Mixed	The Fund’s allocation to bank loans had a positive impact on performance, however, issue selection within the sector detracted.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class C/NCMFX) at NAV(1) and with CDSC(2)	4.71%	2.47%	3.30%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$842,621
Total number of portfolio holdings	821
Total advisory fee paid (‘000s)	$3,718
Portfolio turnover rate as of the end of the reporting period	76%
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	13%
Energy	6%
Industrials	3%
All other Corporate Bonds and Notes	12%
Mortgage-Backed Securities		24%
Foreign Government Securities		14%
Asset-Backed Securities		13%
Leveraged Loans		8%
U.S. Government Securities		5%
Securities Lending Collateral		1%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8271
Virtus Newfleet Multi-Sector Intermediate Bond Fund

Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class I / VMFIX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class I / VMFIX	$76	0.74%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned 5.69%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Allocation to and issue selection within emerging markets sovereign debt aided performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period, however, the Fund’s underweight detracted. In addition, issue selection within bank loans had a negative impact, but the allocation to the sector was beneficial. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Emerging markets sovereign debt	Positive	The Fund’s allocation to and issue selection within emerging markets sovereign debt aided performance.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated issues, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index was a detractor.
Bank loans	Mixed	The Fund’s allocation to bank loans had a positive impact on performance, however, issue selection within the sector detracted.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class I/VMFIX) at NAV(1)	5.69%	3.50%	4.34%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$842,621
Total number of portfolio holdings	821
Total advisory fee paid (‘000s)	$3,718
Portfolio turnover rate as of the end of the reporting period	76%
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	13%
Energy	6%
Industrials	3%
All other Corporate Bonds and Notes	12%
Mortgage-Backed Securities		24%
Foreign Government Securities		14%
Asset-Backed Securities		13%
Leveraged Loans		8%
U.S. Government Securities		5%
Securities Lending Collateral		1%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8272
Virtus Newfleet Multi-Sector Intermediate Bond Fund

Virtus Newfleet Multi-Sector Intermediate Bond Fund
Class R6 / VMFRX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Intermediate Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Intermediate Bond Fund Class R6 / VMFRX	$62	0.60%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned 5.90%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the Bloomberg U.S. Aggregate Bond Index (the "Index") for the 12-month period. The Fund’s underweight to U.S. Treasuries was a key contributor to performance. Allocation to and issue selection within emerging markets sovereign debt aided performance. Issue selection within investment grade corporate bonds had a positive impact on performance during the period, however, the Fund’s underweight detracted. In addition, issue selection within bank loans had a negative impact, but the allocation to the sector was beneficial. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
U.S. Treasuries	Positive	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt.

Emerging markets sovereign debt	Positive	The Fund’s allocation to and issue selection within emerging markets sovereign debt aided performance.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated issues, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index was a detractor.
Bank loans	Mixed	The Fund’s allocation to bank loans had a positive impact on performance, however, issue selection within the sector detracted.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Intermediate Bond Fund (Class R6/VMFRX) at NAV(1)	5.90%	3.67%	4.48%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$842,621
Total number of portfolio holdings	821
Total advisory fee paid (‘000s)	$3,718
Portfolio turnover rate as of the end of the reporting period	76%
Asset Allocation(1)
Corporate Bonds and Notes		34%
Financials	13%
Energy	6%
Industrials	3%
All other Corporate Bonds and Notes	12%
Mortgage-Backed Securities		24%
Foreign Government Securities		14%
Asset-Backed Securities		13%
Leveraged Loans		8%
U.S. Government Securities		5%
Securities Lending Collateral		1%
Other		1%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8273
Virtus Newfleet Multi-Sector Intermediate Bond Fund

Virtus Newfleet Multi-Sector Short Term Bond Fund
Class A / NARAX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class A / NARAX	$92	0.90%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned 4.94%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88% and the ICE BofA 1-3 Year A-BBB U.S. Corporate Index, which serves as the style-specific index, returned 4.92%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-3 Year A-BBB U.S. Corporate Index measures performance of U.S. corporate bond issues rated A1 through BBB3, inclusive (based on an average of Moody's, S&P and Fitch), with a remaining term to final maturity less than 3 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the ICE BofA 1-3 Year A-BBB U.S. Corporate Index (the "Index") for the 12-month period. The Fund’s overweights to emerging markets sovereign debt and high yield corporate bonds were positive for the period, however, issue selection in both sectors was a detractor. Issue selection within investment grade corporate bonds contributed to performance, however, the underweight to the sector versus the Index had a negative impact. The Fund’s overweight to U.S. Treasuries was negative for the fiscal year, as most spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Emerging markets (EM) sovereign debt	Mixed	The Fund’s allocation to EM sovereign bonds aided performance. Issue selection, however, had a negative impact during the fiscal year.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated bonds, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index was a detractor.
High yield corporate bonds	Mixed	The Fund’s allocation to high yield corporate bonds had a positive impact on performance, however, the higher quality positioning within the sector was a detractor.
U.S. Treasuries	Negative	The Fund’s allocation to U.S. Treasuries had a negative impact on performance, as most spread sectors outperformed Treasuries during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class A/NARAX) at NAV(1)	4.94%	2.75%	2.94%
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class A/NARAX) at POP(2),(3)	2.58%	2.28%	2.71%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
ICE BofA 1-3 Year A-BBB U.S. Corporate Index	4.92%	2.44%	2.72%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$4,698,763
Total number of portfolio holdings	878
Total advisory fee paid (‘000s)	$17,952
Portfolio turnover rate as of the end of the reporting period	60%
Asset Allocation(1)
Asset-Backed Securities		28%
Corporate Bonds and Notes		26%
Financials	11%
Energy	3%
Utilities	2%
All other Corporate Bonds and Notes	10%
Mortgage-Backed Securities		25%
U.S. Government Securities		7%
Foreign Government Securities		6%
Leveraged Loans		6%
Other (includes short-term investment and securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8276
Virtus Newfleet Multi-Sector Short Term Bond Fund

Virtus Newfleet Multi-Sector Short Term Bond Fund
Class C / PSTCX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class C / PSTCX	$119	1.16%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned 4.84%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88% and the ICE BofA 1-3 Year A-BBB U.S. Corporate Index, which serves as the style-specific index, returned 4.92%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-3 Year A-BBB U.S. Corporate Index measures performance of U.S. corporate bond issues rated A1 through BBB3, inclusive (based on an average of Moody's, S&P and Fitch), with a remaining term to final maturity less than 3 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the ICE BofA 1-3 Year A-BBB U.S. Corporate Index (the "Index") for the 12-month period. The Fund’s overweights to emerging markets sovereign debt and high yield corporate bonds were positive for the period, however, issue selection in both sectors was a detractor. Issue selection within investment grade corporate bonds contributed to performance, however, the underweight to the sector versus the Index had a negative impact. The Fund’s overweight to U.S. Treasuries was negative for the fiscal year, as most spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Emerging markets (EM) sovereign debt	Mixed	The Fund’s allocation to EM sovereign bonds aided performance. Issue selection, however, had a negative impact during the fiscal year.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated bonds, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index was a detractor.
High yield corporate bonds	Mixed	The Fund’s allocation to high yield corporate bonds had a positive impact on performance, however, the higher quality positioning within the sector was a detractor.
U.S. Treasuries	Negative	The Fund’s allocation to U.S. Treasuries had a negative impact on performance, as most spread sectors outperformed Treasuries during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class C/PSTCX) at NAV(1) and with CDSC(2)	4.84%	2.53%	2.69%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
ICE BofA 1-3 Year A-BBB U.S. Corporate Index	4.92%	2.44%	2.72%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$4,698,763
Total number of portfolio holdings	878
Total advisory fee paid (‘000s)	$17,952
Portfolio turnover rate as of the end of the reporting period	60%
Asset Allocation(1)
Asset-Backed Securities		28%
Corporate Bonds and Notes		26%
Financials	11%
Energy	3%
Utilities	2%
All other Corporate Bonds and Notes	10%
Mortgage-Backed Securities		25%
U.S. Government Securities		7%
Foreign Government Securities		6%
Leveraged Loans		6%
Other (includes short-term investment and securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8277
Virtus Newfleet Multi-Sector Short Term Bond Fund

Virtus Newfleet Multi-Sector Short Term Bond Fund
Class C1 / PMSTX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class C1 / PMSTX	$169	1.66%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class C1 shares at NAV returned 4.11%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88% and the ICE BofA 1-3 Year A-BBB U.S. Corporate Index, which serves as the style-specific index, returned 4.92%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-3 Year A-BBB U.S. Corporate Index measures performance of U.S. corporate bond issues rated A1 through BBB3, inclusive (based on an average of Moody's, S&P and Fitch), with a remaining term to final maturity less than 3 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the ICE BofA 1-3 Year A-BBB U.S. Corporate Index (the "Index") for the 12-month period. The Fund’s overweights to emerging markets sovereign debt and high yield corporate bonds were positive for the period, however, issue selection in both sectors was a detractor. Issue selection within investment grade corporate bonds contributed to performance, however, the underweight to the sector versus the Index had a negative impact. The Fund’s overweight to U.S. Treasuries was negative for the fiscal year, as most spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Emerging markets (EM) sovereign debt	Mixed	The Fund’s allocation to EM sovereign bonds aided performance. Issue selection, however, had a negative impact during the fiscal year.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated bonds, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index was a detractor.
High yield corporate bonds	Mixed	The Fund’s allocation to high yield corporate bonds had a positive impact on performance, however, the higher quality positioning within the sector was a detractor.
U.S. Treasuries	Negative	The Fund’s allocation to U.S. Treasuries had a negative impact on performance, as most spread sectors outperformed Treasuries during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C1 shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class C1/PMSTX) at NAV(1) and with CDSC(2)	4.11%	1.99%	2.19%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
ICE BofA 1-3 Year A-BBB U.S. Corporate Index	4.92%	2.44%	2.72%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$4,698,763
Total number of portfolio holdings	878
Total advisory fee paid (‘000s)	$17,952
Portfolio turnover rate as of the end of the reporting period	60%
Asset Allocation(1)
Asset-Backed Securities		28%
Corporate Bonds and Notes		26%
Financials	11%
Energy	3%
Utilities	2%
All other Corporate Bonds and Notes	10%
Mortgage-Backed Securities		25%
U.S. Government Securities		7%
Foreign Government Securities		6%
Leveraged Loans		6%
Other (includes short-term investment and securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C1 shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C1 shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C1 share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8278
Virtus Newfleet Multi-Sector Short Term Bond Fund

Virtus Newfleet Multi-Sector Short Term Bond Fund
Class I / PIMSX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class I / PIMSX	$67	0.65%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned 5.20%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88% and the ICE BofA 1-3 Year A-BBB U.S. Corporate Index, which serves as the style-specific index, returned 4.92%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-3 Year A-BBB U.S. Corporate Index measures performance of U.S. corporate bond issues rated A1 through BBB3, inclusive (based on an average of Moody's, S&P and Fitch), with a remaining term to final maturity less than 3 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the ICE BofA 1-3 Year A-BBB U.S. Corporate Index (the "Index") for the 12-month period. The Fund’s overweights to emerging markets sovereign debt and high yield corporate bonds were positive for the period, however, issue selection in both sectors was a detractor. Issue selection within investment grade corporate bonds contributed to performance, however, the underweight to the sector versus the Index had a negative impact. The Fund’s overweight to U.S. Treasuries was negative for the fiscal year, as most spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Emerging markets (EM) sovereign debt	Mixed	The Fund’s allocation to EM sovereign bonds aided performance. Issue selection, however, had a negative impact during the fiscal year.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated bonds, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index was a detractor.
High yield corporate bonds	Mixed	The Fund’s allocation to high yield corporate bonds had a positive impact on performance, however, the higher quality positioning within the sector was a detractor.
U.S. Treasuries	Negative	The Fund’s allocation to U.S. Treasuries had a negative impact on performance, as most spread sectors outperformed Treasuries during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class I/PIMSX) at NAV(1)	5.20%	3.05%	3.20%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
ICE BofA 1-3 Year A-BBB U.S. Corporate Index	4.92%	2.44%	2.72%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$4,698,763
Total number of portfolio holdings	878
Total advisory fee paid (‘000s)	$17,952
Portfolio turnover rate as of the end of the reporting period	60%
Asset Allocation(1)
Asset-Backed Securities		28%
Corporate Bonds and Notes		26%
Financials	11%
Energy	3%
Utilities	2%
All other Corporate Bonds and Notes	10%
Mortgage-Backed Securities		25%
U.S. Government Securities		7%
Foreign Government Securities		6%
Leveraged Loans		6%
Other (includes short-term investment and securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8279
Virtus Newfleet Multi-Sector Short Term Bond Fund

Virtus Newfleet Multi-Sector Short Term Bond Fund
Class R6 / VMSSX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet Multi-Sector Short Term Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Multi-Sector Short Term Bond Fund Class R6 / VMSSX	$53	0.52%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned 5.06%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88% and the ICE BofA 1-3 Year A-BBB U.S. Corporate Index, which serves as the style-specific index, returned 4.92%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-3 Year A-BBB U.S. Corporate Index measures performance of U.S. corporate bond issues rated A1 through BBB3, inclusive (based on an average of Moody's, S&P and Fitch), with a remaining term to final maturity less than 3 years. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Sector allocation and issue selection contributed to returns relative to the ICE BofA 1-3 Year A-BBB U.S. Corporate Index (the "Index") for the 12-month period. The Fund’s overweights to emerging markets sovereign debt and high yield corporate bonds were positive for the period, however, issue selection in both sectors was a detractor. Issue selection within investment grade corporate bonds contributed to performance, however, the underweight to the sector versus the Index had a negative impact. The Fund’s overweight to U.S. Treasuries was negative for the fiscal year, as most spread sectors outpaced Treasuries during the period. Spread sectors are investments other than risk-free government debt. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Emerging markets (EM) sovereign debt	Mixed	The Fund’s allocation to EM sovereign bonds aided performance. Issue selection, however, had a negative impact during the fiscal year.
Investment grade corporate bonds	Mixed	Issue selection, driven by the Fund’s overweight to BBB-rated bonds, had a positive impact on performance. However, the Fund’s underweight to investment grade bonds versus the Index was a detractor.
High yield corporate bonds	Mixed	The Fund’s allocation to high yield corporate bonds had a positive impact on performance, however, the higher quality positioning within the sector was a detractor.
U.S. Treasuries	Negative	The Fund’s allocation to U.S. Treasuries had a negative impact on performance, as most spread sectors outperformed Treasuries during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus Newfleet Multi-Sector Short Term Bond Fund (Class R6/VMSSX) at NAV(1)	5.06%	3.12%	3.15%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.57%
ICE BofA 1-3 Year A-BBB U.S. Corporate Index	4.92%	2.44%	2.74%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$4,698,763
Total number of portfolio holdings	878
Total advisory fee paid (‘000s)	$17,952
Portfolio turnover rate as of the end of the reporting period	60%
Asset Allocation(1)
Asset-Backed Securities		28%
Corporate Bonds and Notes		26%
Financials	11%
Energy	3%
Utilities	2%
All other Corporate Bonds and Notes	10%
Mortgage-Backed Securities		25%
U.S. Government Securities		7%
Foreign Government Securities		6%
Leveraged Loans		6%
Other (includes short-term investment and securities lending collateral)		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8280
Virtus Newfleet Multi-Sector Short Term Bond Fund

Virtus Newfleet Senior Floating Rate Fund
Class A / PSFRX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class A / PSFRX	$96	0.93%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned 5.81%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88% and the S&P UBS Leveraged Loan Index, which serves as the style-specific index, returned 7.09%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The S&P UBS Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s overweights to the broadcasting and cable/wireless video sectors contributed to performance relative to the S&P UBS Leveraged Loan Index (the "Index"), along with underweights to automotive, chemicals, and land transportation. Issue selection within broadcasting, retail, services, chemicals, and manufacturing were contributors, along with selection within the B, Split BB, and CC, C, and Default rating tiers. The Fund’s cash holdings also contributed. An underweight and issue selection within financials detracted from performance, as did an overweight and issue selection within food/tobacco. Issue selection within forest products/containers, telecommunications, consumer non-durables, and information technology also detracted. Underweights and issue selection in Split B and non-rated credits hurt performance, along with issue selection within CCC/Split CCC and BB credits. A slight overweight to the CC, C, and Default tier detracted, though this was offset by positive issue selection.
FACTOR	IMPACT	SUMMARY
Trade policy and tariffs	Negative	Aggressive tariff announcements in early 2025 (“Liberation Day”) triggered sharp volatility and increased recession probabilities, though conditions stabilized in later months.
Federal Reserve policy and volatility	Negative	Uncertainty around the Federal Reserve’s (the Fed’s) rate cut path, along with its eventual rate cut in September, created periods of volatility. Loans underperformed credit-sensitive fixed rate assets during these times, and yields to investors declined as borrowers refinanced into lower borrowing costs.

Positive supply/demand dynamics	Positive	Throughout the period, the loan market experienced a persistent shortage in new issuance, with demand from retail investors as well as robust collateralized loan obligation (CLO) issuance—a key driver of demand within the loan market—outstripping net new supply.

Resilient fundamentals	Positive	Income carry—interest income generated from holding a loan asset—was the primary driver of returns, with yields to maturity (YTM) consistently above historical averages. YTM is the expected annual rate of return earned on a debt-based investment assuming that the debt is held until maturity. The macroeconomic backdrop was resilient, with real gross domestic product (GDP) growth slowing but remaining positive. While lower interest rates decreased yields for investors, corporate borrowers benefited from lower borrowing costs.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Senior Floating Rate Fund (Class A/PSFRX) at NAV(1)	5.81%	6.12%	4.34%
Virtus Newfleet Senior Floating Rate Fund (Class A/PSFRX) at POP(2),(3)	2.90%	5.53%	4.05%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
S&P UBS Leveraged Loan Index	7.09%	6.88%	5.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$171,378
Total number of portfolio holdings	284
Total advisory fee paid (‘000s)	$573
Portfolio turnover rate as of the end of the reporting period	104%
Asset Allocation(1)
Leveraged Loans		94%
Service	12%
Information Technology	11%
Health Care	11%
Manufacturing	6%
Financials	6%
Gaming / Leisure	5%
Utilities	4%
All other Leveraged Loans	39%
Corporate Bonds and Notes		4%
Exchange-Traded Funds		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8281
Virtus Newfleet Senior Floating Rate Fund

Virtus Newfleet Senior Floating Rate Fund
Class C / PFSRX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class C / PFSRX	$172	1.68%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned 4.91%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88% and the S&P UBS Leveraged Loan Index, which serves as the style-specific index, returned 7.09%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The S&P UBS Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s overweights to the broadcasting and cable/wireless video sectors contributed to performance relative to the S&P UBS Leveraged Loan Index (the "Index"), along with underweights to automotive, chemicals, and land transportation. Issue selection within broadcasting, retail, services, chemicals, and manufacturing were contributors, along with selection within the B, Split BB, and CC, C, and Default rating tiers. The Fund’s cash holdings also contributed. An underweight and issue selection within financials detracted from performance, as did an overweight and issue selection within food/tobacco. Issue selection within forest products/containers, telecommunications, consumer non-durables, and information technology also detracted. Underweights and issue selection in Split B and non-rated credits hurt performance, along with issue selection within CCC/Split CCC and BB credits. A slight overweight to the CC, C, and Default tier detracted, though this was offset by positive issue selection.
FACTOR	IMPACT	SUMMARY
Trade policy and tariffs	Negative	Aggressive tariff announcements in early 2025 (“Liberation Day”) triggered sharp volatility and increased recession probabilities, though conditions stabilized in later months.
Federal Reserve policy and volatility	Negative	Uncertainty around the Federal Reserve’s (the Fed’s) rate cut path, along with its eventual rate cut in September, created periods of volatility. Loans underperformed credit-sensitive fixed rate assets during these times, and yields to investors declined as borrowers refinanced into lower borrowing costs.

Positive supply/demand dynamics	Positive	Throughout the period, the loan market experienced a persistent shortage in new issuance, with demand from retail investors as well as robust collateralized loan obligation (CLO) issuance—a key driver of demand within the loan market—outstripping net new supply.

Resilient fundamentals	Positive	Income carry—interest income generated from holding a loan asset—was the primary driver of returns, with yields to maturity (YTM) consistently above historical averages. YTM is the expected annual rate of return earned on a debt-based investment assuming that the debt is held until maturity. The macroeconomic backdrop was resilient, with real gross domestic product (GDP) growth slowing but remaining positive. While lower interest rates decreased yields for investors, corporate borrowers benefited from lower borrowing costs.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Senior Floating Rate Fund (Class C/PFSRX) at NAV(1) and with CDSC(2)	4.91%	5.33%	3.57%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
S&P UBS Leveraged Loan Index	7.09%	6.88%	5.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$171,378
Total number of portfolio holdings	284
Total advisory fee paid (‘000s)	$573
Portfolio turnover rate as of the end of the reporting period	104%
Asset Allocation(1)
Leveraged Loans		94%
Service	12%
Information Technology	11%
Health Care	11%
Manufacturing	6%
Financials	6%
Gaming / Leisure	5%
Utilities	4%
All other Leveraged Loans	39%
Corporate Bonds and Notes		4%
Exchange-Traded Funds		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8282
Virtus Newfleet Senior Floating Rate Fund

Virtus Newfleet Senior Floating Rate Fund
Class I / PSFIX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class I / PSFIX	$70	0.68%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned 5.95%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88% and the S&P UBS Leveraged Loan Index, which serves as the style-specific index, returned 7.09%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The S&P UBS Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s overweights to the broadcasting and cable/wireless video sectors contributed to performance relative to the S&P UBS Leveraged Loan Index (the "Index"), along with underweights to automotive, chemicals, and land transportation. Issue selection within broadcasting, retail, services, chemicals, and manufacturing were contributors, along with selection within the B, Split BB, and CC, C, and Default rating tiers. The Fund’s cash holdings also contributed. An underweight and issue selection within financials detracted from performance, as did an overweight and issue selection within food/tobacco. Issue selection within forest products/containers, telecommunications, consumer non-durables, and information technology also detracted. Underweights and issue selection in Split B and non-rated credits hurt performance, along with issue selection within CCC/Split CCC and BB credits. A slight overweight to the CC, C, and Default tier detracted, though this was offset by positive issue selection.
FACTOR	IMPACT	SUMMARY
Trade policy and tariffs	Negative	Aggressive tariff announcements in early 2025 (“Liberation Day”) triggered sharp volatility and increased recession probabilities, though conditions stabilized in later months.
Federal Reserve policy and volatility	Negative	Uncertainty around the Federal Reserve’s (the Fed’s) rate cut path, along with its eventual rate cut in September, created periods of volatility. Loans underperformed credit-sensitive fixed rate assets during these times, and yields to investors declined as borrowers refinanced into lower borrowing costs.

Positive supply/demand dynamics	Positive	Throughout the period, the loan market experienced a persistent shortage in new issuance, with demand from retail investors as well as robust collateralized loan obligation (CLO) issuance—a key driver of demand within the loan market—outstripping net new supply.

Resilient fundamentals	Positive	Income carry—interest income generated from holding a loan asset—was the primary driver of returns, with yields to maturity (YTM) consistently above historical averages. YTM is the expected annual rate of return earned on a debt-based investment assuming that the debt is held until maturity. The macroeconomic backdrop was resilient, with real gross domestic product (GDP) growth slowing but remaining positive. While lower interest rates decreased yields for investors, corporate borrowers benefited from lower borrowing costs.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Newfleet Senior Floating Rate Fund (Class I/PSFIX) at NAV(1)	5.95%	6.39%	4.60%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
S&P UBS Leveraged Loan Index	7.09%	6.88%	5.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$171,378
Total number of portfolio holdings	284
Total advisory fee paid (‘000s)	$573
Portfolio turnover rate as of the end of the reporting period	104%
Asset Allocation(1)
Leveraged Loans		94%
Service	12%
Information Technology	11%
Health Care	11%
Manufacturing	6%
Financials	6%
Gaming / Leisure	5%
Utilities	4%
All other Leveraged Loans	39%
Corporate Bonds and Notes		4%
Exchange-Traded Funds		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8283
Virtus Newfleet Senior Floating Rate Fund

Virtus Newfleet Senior Floating Rate Fund
Class R6 / VRSFX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Newfleet Senior Floating Rate Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Senior Floating Rate Fund Class R6 / VRSFX	$60	0.58%
Portfolio Manager Commentary by Newfleet Asset Management
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned 6.18%. For the same period, the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, returned 2.88% and the S&P UBS Leveraged Loan Index, which serves as the style-specific index, returned 7.09%.
  The Bloomberg U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The S&P UBS Leveraged Loan Index is a market-weighted index that tracks the investable universe of the U.S. dollar denominated leveraged loans. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
The Fund’s overweights to the broadcasting and cable/wireless video sectors contributed to performance relative to the S&P UBS Leveraged Loan Index (the "Index"), along with underweights to automotive, chemicals, and land transportation. Issue selection within broadcasting, retail, services, chemicals, and manufacturing were contributors, along with selection within the B, Split BB, and CC, C, and Default rating tiers. The Fund’s cash holdings also contributed. An underweight and issue selection within financials detracted from performance, as did an overweight and issue selection within food/tobacco. Issue selection within forest products/containers, telecommunications, consumer non-durables, and information technology also detracted. Underweights and issue selection in Split B and non-rated credits hurt performance, along with issue selection within CCC/Split CCC and BB credits. A slight overweight to the CC, C, and Default tier detracted, though this was offset by positive issue selection.
FACTOR	IMPACT	SUMMARY
Trade policy and tariffs	Negative	Aggressive tariff announcements in early 2025 (“Liberation Day”) triggered sharp volatility and increased recession probabilities, though conditions stabilized in later months.
Federal Reserve policy and volatility	Negative	Uncertainty around the Federal Reserve’s (the Fed’s) rate cut path, along with its eventual rate cut in September, created periods of volatility. Loans underperformed credit-sensitive fixed rate assets during these times, and yields to investors declined as borrowers refinanced into lower borrowing costs.

Positive supply/demand dynamics	Positive	Throughout the period, the loan market experienced a persistent shortage in new issuance, with demand from retail investors as well as robust collateralized loan obligation (CLO) issuance—a key driver of demand within the loan market—outstripping net new supply.

Resilient fundamentals	Positive	Income carry—interest income generated from holding a loan asset—was the primary driver of returns, with yields to maturity (YTM) consistently above historical averages. YTM is the expected annual rate of return earned on a debt-based investment assuming that the debt is held until maturity. The macroeconomic backdrop was resilient, with real gross domestic product (GDP) growth slowing but remaining positive. While lower interest rates decreased yields for investors, corporate borrowers benefited from lower borrowing costs.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus Newfleet Senior Floating Rate Fund (Class R6/VRSFX) at NAV(1)	6.18%	6.55%	4.74%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.57%
S&P UBS Leveraged Loan Index	7.09%	6.88%	5.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$171,378
Total number of portfolio holdings	284
Total advisory fee paid (‘000s)	$573
Portfolio turnover rate as of the end of the reporting period	104%
Asset Allocation(1)
Leveraged Loans		94%
Service	12%
Information Technology	11%
Health Care	11%
Manufacturing	6%
Financials	6%
Gaming / Leisure	5%
Utilities	4%
All other Leveraged Loans	39%
Corporate Bonds and Notes		4%
Exchange-Traded Funds		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8284
Virtus Newfleet Senior Floating Rate Fund

Virtus Seix Tax-Exempt Bond Fund
Class A / HXBZX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Seix Tax-Exempt Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Tax-Exempt Bond Fund Class A / HXBZX	$84	0.83%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned 1.25%. For the same period, the Bloomberg Municipal Bond Index, a broad-based securities market index, returned 1.39% and the ICE BofA 1-22 Year U.S. Municipal Securities Index, which serves as the style-specific index, returned 2.20%.
  The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-22 Year U.S. Municipal Securities Index is a subset of the ICE BofA U.S. Municipal Securities Index including all securities with a remaining term to final maturity less than 22 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Overweight allocations to the industrial development revenue (IDR) sectors, along with underweights in health care bonds, contributed to Fund performance relative to its style-specific benchmark, the ICE BofA 1-22 Year U.S. Municipal Securities Index (the "Index"), for the fiscal year. Underweight allocations to the power and housing sectors, as well as overweights to the transportation and leasing sectors, detracted from performance. Municipal bond selection in IDR, local general obligation (GO) bonds, and leasing contributed to performance, while municipal bonds with lower coupons and long-dated maturities detracted. Coupon refers to the annual interest rate paid on a bond. The largest contributors to performance for the 12-month period were issues of Public Authority for Colorado Energy, Philadelphia, PA, and Miami-Dade County, FL. The biggest detractors from performance during the period were Buckeye Ohio, Santa Clarita Community College, and Dallas Texas Independent School District. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong allocation and selection within IDR sectors	Positive	IDRs were among the best-performing sectors during the reporting period, so having more exposure than the Index contributed to performance. Within the Fund’s holdings, one IDR bond was responsible for a significant contribution to performance.

The municipal yield curve steepened, with longer maturities underperforming	Negative	Interest rates moved higher as maturities got longer, especially maturities greater than five years. The Fund was overweight to 10-year, 15-year and 22+-year bonds versus the Index. Longer maturity bonds had the weakest return during the reporting period.

Lower-coupon bonds underperformed	Positive	The Fund was underexposed to 4% coupon municipal bonds relative to the Index and benefited from the underweight, as these municipal bonds produced weaker performance during the fiscal year.
Credit spreads widened	Negative	The Fund was overweight to A- and BBB-rated municipal bonds versus the Index. Spread widening in lower-rated credits detracted from performance for the period. Spread refers to the additional yield the market demands from lower-rated bonds versus higher-quality bonds.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Seix Tax-Exempt Bond Fund (Class A/HXBZX) at NAV(1)	1.25%	0.38%	1.66%
Virtus Seix Tax-Exempt Bond Fund (Class A/HXBZX) at POP(2),(3)	(1.54)%	(0.17)%	1.38%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 1-22 Year U.S. Municipal Securities Index	2.20%	1.19%	2.33%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 2.75% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$47,919
Total number of portfolio holdings	74
Total advisory fee paid (‘000s)	$62
Portfolio turnover rate as of the end of the reporting period	35%
Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8340
Virtus Seix Tax-Exempt Bond Fund

Virtus Seix Tax-Exempt Bond Fund
Class C / PXCZX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Seix Tax-Exempt Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Tax-Exempt Bond Fund Class C / PXCZX	$158	1.58%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned 0.49%. For the same period, the Bloomberg Municipal Bond Index, a broad-based securities market index, returned 1.39% and the ICE BofA 1-22 Year U.S. Municipal Securities Index, which serves as the style-specific index, returned 2.20%.
  The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-22 Year U.S. Municipal Securities Index is a subset of the ICE BofA U.S. Municipal Securities Index including all securities with a remaining term to final maturity less than 22 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Overweight allocations to the industrial development revenue (IDR) sectors, along with underweights in health care bonds, contributed to Fund performance relative to its style-specific benchmark, the ICE BofA 1-22 Year U.S. Municipal Securities Index (the "Index"), for the fiscal year. Underweight allocations to the power and housing sectors, as well as overweights to the transportation and leasing sectors, detracted from performance. Municipal bond selection in IDR, local general obligation (GO) bonds, and leasing contributed to performance, while municipal bonds with lower coupons and long-dated maturities detracted. Coupon refers to the annual interest rate paid on a bond. The largest contributors to performance for the 12-month period were issues of Public Authority for Colorado Energy, Philadelphia, PA, and Miami-Dade County, FL. The biggest detractors from performance during the period were Buckeye Ohio, Santa Clarita Community College, and Dallas Texas Independent School District. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong allocation and selection within IDR sectors	Positive	IDRs were among the best-performing sectors during the reporting period, so having more exposure than the Index contributed to performance. Within the Fund’s holdings, one IDR bond was responsible for a significant contribution to performance.

The municipal yield curve steepened, with longer maturities underperforming	Negative	Interest rates moved higher as maturities got longer, especially maturities greater than five years. The Fund was overweight to 10-year, 15-year and 22+-year bonds versus the Index. Longer maturity bonds had the weakest return during the reporting period.

Lower-coupon bonds underperformed	Positive	The Fund was underexposed to 4% coupon municipal bonds relative to the Index and benefited from the underweight, as these municipal bonds produced weaker performance during the fiscal year.
Credit spreads widened	Negative	The Fund was overweight to A- and BBB-rated municipal bonds versus the Index. Spread widening in lower-rated credits detracted from performance for the period. Spread refers to the additional yield the market demands from lower-rated bonds versus higher-quality bonds.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Seix Tax-Exempt Bond Fund (Class C/PXCZX) at NAV(1) and with CDSC(2)	0.49%	(0.37)%	0.90%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 1-22 Year U.S. Municipal Securities Index	2.20%	1.19%	2.33%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$47,919
Total number of portfolio holdings	74
Total advisory fee paid (‘000s)	$62
Portfolio turnover rate as of the end of the reporting period	35%
Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
On January 26, 2026, Class C of the Fund will be eliminated as a share class and existing Class C shares of the Fund will be converted to Class A shares of the Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8341
Virtus Seix Tax-Exempt Bond Fund

Virtus Seix Tax-Exempt Bond Fund
Class I / HXBIX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus Seix Tax-Exempt Bond Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix Tax-Exempt Bond Fund Class I / HXBIX	$58	0.58%
Portfolio Manager Commentary by Seix Investment Advisors
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned 1.50%. For the same period, the Bloomberg Municipal Bond Index, a broad-based securities market index, returned 1.39% and the ICE BofA 1-22 Year U.S. Municipal Securities Index, which serves as the style-specific index, returned 2.20%.
  The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The ICE BofA 1-22 Year U.S. Municipal Securities Index is a subset of the ICE BofA U.S. Municipal Securities Index including all securities with a remaining term to final maturity less than 22 years, calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Overweight allocations to the industrial development revenue (IDR) sectors, along with underweights in health care bonds, contributed to Fund performance relative to its style-specific benchmark, the ICE BofA 1-22 Year U.S. Municipal Securities Index (the "Index"), for the fiscal year. Underweight allocations to the power and housing sectors, as well as overweights to the transportation and leasing sectors, detracted from performance. Municipal bond selection in IDR, local general obligation (GO) bonds, and leasing contributed to performance, while municipal bonds with lower coupons and long-dated maturities detracted. Coupon refers to the annual interest rate paid on a bond. The largest contributors to performance for the 12-month period were issues of Public Authority for Colorado Energy, Philadelphia, PA, and Miami-Dade County, FL. The biggest detractors from performance during the period were Buckeye Ohio, Santa Clarita Community College, and Dallas Texas Independent School District. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Strong allocation and selection within IDR sectors	Positive	IDRs were among the best-performing sectors during the reporting period, so having more exposure than the Index contributed to performance. Within the Fund’s holdings, one IDR bond was responsible for a significant contribution to performance.

The municipal yield curve steepened, with longer maturities underperforming	Negative	Interest rates moved higher as maturities got longer, especially maturities greater than five years. The Fund was overweight to 10-year, 15-year and 22+-year bonds versus the Index. Longer maturity bonds had the weakest return during the reporting period.

Lower-coupon bonds underperformed	Positive	The Fund was underexposed to 4% coupon municipal bonds relative to the Index and benefited from the underweight, as these municipal bonds produced weaker performance during the fiscal year.
Credit spreads widened	Negative	The Fund was overweight to A- and BBB-rated municipal bonds versus the Index. Spread widening in lower-rated credits detracted from performance for the period. Spread refers to the additional yield the market demands from lower-rated bonds versus higher-quality bonds.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Seix Tax-Exempt Bond Fund (Class I/HXBIX) at NAV(1)	1.50%	0.63%	1.91%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 1-22 Year U.S. Municipal Securities Index	2.20%	1.19%	2.33%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$47,919
Total number of portfolio holdings	74
Total advisory fee paid (‘000s)	$62
Portfolio turnover rate as of the end of the reporting period	35%
Asset Allocation(1)
Municipal Bonds	100%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8342
Virtus Seix Tax-Exempt Bond Fund

Virtus SGA Emerging Markets Equity Fund
Class A / HEMZX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class A / HEMZX	$162	1.56%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended September 30, 2025, the Fund’s Class A shares at NAV returned 7.97%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 17.32%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of our fundamental, bottom-up investment process. The Fund underperformed the MSCI Emerging Markets Index (net) (the "Index") for the period. Within the Index, companies with higher growth prospects underperformed, while the reward to business quality metrics, which are key elements of our investment approach, were mixed. Companies with higher gross margins (pricing power) performed well, while companies with lower debt/equity ratios (financial strength), and greater sales stability (recurring revenues), underperformed. Stock selection within the information technology, financials, consumer staples, and materials sectors detracted from relative returns, while selection in communication services contributed. Sector allocations also detracted from relative returns, driven primarily by the Fund’s significant overweight exposure to consumer staples, while a lack of exposure to energy and utilities contributed to returns. The five largest contributors to Fund performance were Tencent Music, Taiwan Semiconductor Manufacturing, Alibaba, Totvs, and Tencent. The five largest detractors from Fund performance were Infosys, Bank of Central Asia, CP All, Raia Drogasil, and Tata Consultancy Services. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Tencent Music	Positive	Tencent Music is the leading music company in China. Strong subscription growth continued to support pricing power and the company’s development of new growth drivers across many aspects of the music ecosystem.

Taiwan Semiconductor Manufacturing	Positive	The company demonstrated strong revenue growth and raised its earnings guidance due to robust demand for advanced semiconductor equipment.
Infosys	Negative	Infosys is an Indian information technology (IT) services company that provides digital software development, infrastructure management, and business process outsourcing. A soft Indian equity market and sector-wide weakness, combined with conservative guidance on future earnings, led to weakness in the stock.

Bank of Central Asia	Negative	Investor sentiment was negatively affected by broad weakness in the region, as well as slow economic growth.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus SGA Emerging Markets Equity Fund (Class A/HEMZX) at NAV(1)	7.97%	(1.59)%	2.32%
Virtus SGA Emerging Markets Equity Fund (Class A/HEMZX) at POP(2),(3)	2.03%	(2.70)%	1.74%
MSCI Emerging Markets Index (net)	17.32%	7.02%	7.99%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$530,556
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$4,844
Portfolio turnover rate as of the end of the reporting period	23%
Asset Allocation(1)
Financials	26%
Consumer Discretionary	23%
Information Technology	18%
Consumer Staples	15%
Communication Services	13%
Industrials	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8349
Virtus SGA Emerging Markets Equity Fund

Virtus SGA Emerging Markets Equity Fund
Class C / PICEX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class C / PICEX	$240	2.32%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended September 30, 2025, the Fund’s Class C shares at NAV returned 7.10%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 17.32%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of our fundamental, bottom-up investment process. The Fund underperformed the MSCI Emerging Markets Index (net) (the "Index") for the period. Within the Index, companies with higher growth prospects underperformed, while the reward to business quality metrics, which are key elements of our investment approach, were mixed. Companies with higher gross margins (pricing power) performed well, while companies with lower debt/equity ratios (financial strength), and greater sales stability (recurring revenues), underperformed. Stock selection within the information technology, financials, consumer staples, and materials sectors detracted from relative returns, while selection in communication services contributed. Sector allocations also detracted from relative returns, driven primarily by the Fund’s significant overweight exposure to consumer staples, while a lack of exposure to energy and utilities contributed to returns. The five largest contributors to Fund performance were Tencent Music, Taiwan Semiconductor Manufacturing, Alibaba, Totvs, and Tencent. The five largest detractors from Fund performance were Infosys, Bank of Central Asia, CP All, Raia Drogasil, and Tata Consultancy Services. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Tencent Music	Positive	Tencent Music is the leading music company in China. Strong subscription growth continued to support pricing power and the company’s development of new growth drivers across many aspects of the music ecosystem.

Taiwan Semiconductor Manufacturing	Positive	The company demonstrated strong revenue growth and raised its earnings guidance due to robust demand for advanced semiconductor equipment.
Infosys	Negative	Infosys is an Indian information technology (IT) services company that provides digital software development, infrastructure management, and business process outsourcing. A soft Indian equity market and sector-wide weakness, combined with conservative guidance on future earnings, led to weakness in the stock.

Bank of Central Asia	Negative	Investor sentiment was negatively affected by broad weakness in the region, as well as slow economic growth.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus SGA Emerging Markets Equity Fund (Class C/PICEX) at NAV(1) and with CDSC(2)	7.10%	(2.28)%	1.60%
MSCI Emerging Markets Index (net)	17.32%	7.02%	7.99%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$530,556
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$4,844
Portfolio turnover rate as of the end of the reporting period	23%
Asset Allocation(1)
Financials	26%
Consumer Discretionary	23%
Information Technology	18%
Consumer Staples	15%
Communication Services	13%
Industrials	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8350
Virtus SGA Emerging Markets Equity Fund

Virtus SGA Emerging Markets Equity Fund
Class I / HIEMX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class I / HIEMX	$137	1.32%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended September 30, 2025, the Fund’s Class I shares at NAV returned 8.18%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 17.32%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of our fundamental, bottom-up investment process. The Fund underperformed the MSCI Emerging Markets Index (net) (the "Index") for the period. Within the Index, companies with higher growth prospects underperformed, while the reward to business quality metrics, which are key elements of our investment approach, were mixed. Companies with higher gross margins (pricing power) performed well, while companies with lower debt/equity ratios (financial strength), and greater sales stability (recurring revenues), underperformed. Stock selection within the information technology, financials, consumer staples, and materials sectors detracted from relative returns, while selection in communication services contributed. Sector allocations also detracted from relative returns, driven primarily by the Fund’s significant overweight exposure to consumer staples, while a lack of exposure to energy and utilities contributed to returns. The five largest contributors to Fund performance were Tencent Music, Taiwan Semiconductor Manufacturing, Alibaba, Totvs, and Tencent. The five largest detractors from Fund performance were Infosys, Bank of Central Asia, CP All, Raia Drogasil, and Tata Consultancy Services. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Tencent Music	Positive	Tencent Music is the leading music company in China. Strong subscription growth continued to support pricing power and the company’s development of new growth drivers across many aspects of the music ecosystem.

Taiwan Semiconductor Manufacturing	Positive	The company demonstrated strong revenue growth and raised its earnings guidance due to robust demand for advanced semiconductor equipment.
Infosys	Negative	Infosys is an Indian information technology (IT) services company that provides digital software development, infrastructure management, and business process outsourcing. A soft Indian equity market and sector-wide weakness, combined with conservative guidance on future earnings, led to weakness in the stock.

Bank of Central Asia	Negative	Investor sentiment was negatively affected by broad weakness in the region, as well as slow economic growth.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus SGA Emerging Markets Equity Fund (Class I/HIEMX) at NAV(1)	8.18%	(1.30)%	2.63%
MSCI Emerging Markets Index (net)	17.32%	7.02%	7.99%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$530,556
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$4,844
Portfolio turnover rate as of the end of the reporting period	23%
Asset Allocation(1)
Financials	26%
Consumer Discretionary	23%
Information Technology	18%
Consumer Staples	15%
Communication Services	13%
Industrials	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8351
Virtus SGA Emerging Markets Equity Fund

Virtus SGA Emerging Markets Equity Fund
Class R6 / VREMX
Annual SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about the Virtus SGA Emerging Markets Equity Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Emerging Markets Equity Fund Class R6 / VREMX	$110	1.06%
Portfolio Manager Commentary by Sustainable Growth Advisers, LP
  For the fiscal year ended September 30, 2025, the Fund’s Class R6 shares at NAV returned 8.45%. For the same period, the MSCI Emerging Markets Index (net), a broad-based securities market index, returned 17.32%.
  The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of our fundamental, bottom-up investment process. The Fund underperformed the MSCI Emerging Markets Index (net) (the "Index") for the period. Within the Index, companies with higher growth prospects underperformed, while the reward to business quality metrics, which are key elements of our investment approach, were mixed. Companies with higher gross margins (pricing power) performed well, while companies with lower debt/equity ratios (financial strength), and greater sales stability (recurring revenues), underperformed. Stock selection within the information technology, financials, consumer staples, and materials sectors detracted from relative returns, while selection in communication services contributed. Sector allocations also detracted from relative returns, driven primarily by the Fund’s significant overweight exposure to consumer staples, while a lack of exposure to energy and utilities contributed to returns. The five largest contributors to Fund performance were Tencent Music, Taiwan Semiconductor Manufacturing, Alibaba, Totvs, and Tencent. The five largest detractors from Fund performance were Infosys, Bank of Central Asia, CP All, Raia Drogasil, and Tata Consultancy Services. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Tencent Music	Positive	Tencent Music is the leading music company in China. Strong subscription growth continued to support pricing power and the company’s development of new growth drivers across many aspects of the music ecosystem.

Taiwan Semiconductor Manufacturing	Positive	The company demonstrated strong revenue growth and raised its earnings guidance due to robust demand for advanced semiconductor equipment.
Infosys	Negative	Infosys is an Indian information technology (IT) services company that provides digital software development, infrastructure management, and business process outsourcing. A soft Indian equity market and sector-wide weakness, combined with conservative guidance on future earnings, led to weakness in the stock.

Bank of Central Asia	Negative	Investor sentiment was negatively affected by broad weakness in the region, as well as slow economic growth.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in an appropriate broad-based securities market index for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus SGA Emerging Markets Equity Fund (Class R6/VREMX) at NAV(1)	8.45%	(1.04)%	2.84%
MSCI Emerging Markets Index (net)	17.32%	7.02%	7.99%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$530,556
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$4,844
Portfolio turnover rate as of the end of the reporting period	23%
Asset Allocation(1)
Financials	26%
Consumer Discretionary	23%
Information Technology	18%
Consumer Staples	15%
Communication Services	13%
Industrials	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8352
Virtus SGA Emerging Markets Equity Fund

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)

The Registrant’s Board of Trustees has determined that each of Donald C. Burke and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $368,343 for 2025 and $363,528 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $47,825 for 2024. Such audit-related fees include the out of pocket expenses.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $57,087 for 2025 and $126,522 for 2024.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Opportunities Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements but are not included in the general pre-approval in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $57,087 for 2025 and $174,347 for 2024.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a) Please refer to Item 7(a).

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (annual) financial statements and financial highlights are as follows:

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS OPPORTUNITIES TRUST
September 30, 2025

Virtus Newfleet Core Plus Bond Fund
Virtus Newfleet High Yield Fund
Virtus Newfleet Low Duration Core Plus Bond Fund
Virtus Newfleet Multi-Sector Intermediate Bond Fund
Virtus Newfleet Multi-Sector Short Term Bond Fund
Virtus Newfleet Senior Floating Rate Fund
Virtus Seix Tax-Exempt Bond Fund
Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the
Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at
https://www.sec.gov.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
September 30, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Asset-Backed Securities (“ABS”)
Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements.
Business Development Company (“BDC”)
A type of pooled investment vehicle that is often described as a hybrid between a traditional investment company and an operating company.
Collateralized Loan Obligation (“CLO”)
A collateralized loan obligation is a type of security backed by a pool of debt, typically low-rated corporate loans, structured so that there are several classes of bondholders with varying maturities, called tranches.
Designated Activity Company (“DAC”)
A flexible legal structure chosen for specialized financial activities in Ireland. A DAC is incorporated as a private company with limited liability.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Federal Home Loan Mortgage Corporation (“Freddie Mac”)
A government-owned corporation that buys mortgages and packages them into mortgage-backed securities.
Federal National Mortgage Association (“Fannie Mae”)
A government-sponsored, publicly traded enterprise that makes mortgages available to low- and moderate-income borrowers. It does not provide loans but backs or guarantees them in the secondary mortgage market.
Federal Reserve (“Fed”)
The central bank of the U.S., responsible for controlling money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.
Government National Mortgage Association (“Ginnie Mae”)
A U.S. government corporation that guarantees the timely payment of principal and interest on mortgage-backed securities (MBSs) issued by approved Ginnie Mae lenders, with the goal of expanding the pool of homeowners by mostly aiding lending to homeowners who are traditionally underserved in the mortgage marketplace such as first-time home buyers and low-income borrowers.
Joint Stock Company (“JSC”)
A joint stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
Leveraged Loan
Leveraged loans (also known as bank, senior or floating-rate loans) consists of below investment-grade credit quality loans that are arranged by banks and other financial institutions to help companies finance acquisitions, recapitalizations, or other highly leveraged transactions. Such loans may be especially vulnerable to adverse changes in economic or market conditions, although they are senior in the capital structure which typically provides investors/lenders a degree of potential credit risk protection.
Mortgage-Backed Securities (“MBS”)
Mortgage-backed securities represent interests in pools of mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders.
Permanent School Fund Guarantee Program (“PSF GTD”)
A program by which the bonds issued by certain public school districts and/or charter schools are guaranteed using a pool of assets held by a state for the purpose of ensuring the availability of public education.
Prime Rate
The federal funds rate commercial banks charge their most creditworthy corporate customers.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited) (Continued)
September 30, 2025
Secured Overnight Financing Rate (“SOFR”)
The Secured Overnight Financing Rate is a benchmark interest rate for dollar-denominated derivatives and loans that is replacing the LIBOR.

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—15.2%
U.S. Treasury Bonds
2.375%, 2/15/42	$720	$533
3.875%, 5/15/43	1,440	1,304
3.000%, 8/15/48	3,115	2,342
1.250%, 5/15/50	5,910	2,899
1.375%, 8/15/50	9,840	4,948
1.875%, 2/15/51	1,335	762
1.875%, 11/15/51	940	532
2.250%, 2/15/52	950	589
2.875%, 5/15/52	985	703
4.000%, 11/15/52	2,800	2,478
3.625%, 2/15/53	1,420	1,174
3.625%, 5/15/53	7,550	6,236
4.125%, 8/15/53	6,110	5,523
4.750%, 11/15/53	1,590	1,593
4.250%, 2/15/54	9,175	8,469
4.625%, 5/15/54	5,930	5,826
4.250%, 8/15/54	4,155	3,836
4.500%, 11/15/54	3,155	3,038
4.625%, 2/15/55	7,090	6,969
U.S. Treasury Notes
4.250%, 1/31/30	980	1,001
1.500%, 2/15/30	1,265	1,154
4.000%, 2/28/30	2,405	2,433
3.375%, 5/15/33	2,435	2,339
4.500%, 11/15/33	870	899
4.375%, 5/15/34	4,705	4,814
3.875%, 8/15/34	4,260	4,195
4.625%, 2/15/35	5,055	5,253
4.250%, 5/15/35	5,230	5,278
Total U.S. Government Securities (Identified Cost $92,965)		87,120

Foreign Government Securities—4.0%
Abu Dhabi Government International Bond 144A 3.125%, 9/30/49(2)	220	159
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/31	6,760 BRL	1,112
Costa Rica Government
144A 6.550%, 4/3/34(2)	110	118
144A 7.300%, 11/13/54(2)	65	71
Czech Republic Government Bond 1.750%, 6/23/32	26,170 CZK	1,077
Dominican Republic
144A 5.500%, 2/22/29(2)	355	362
144A 4.875%, 9/23/32(2)	715	685
Federative Republic of Brazil
6.000%, 10/20/33	815	833
6.625%, 3/15/35	294	306
7.250%, 1/12/56	107	108
Honduras Government 144A 8.625%, 11/27/34(2)	200	220
	Par Value(1)	Value

Foreign Government Securities—continued
Hungary Government International Bond
144A 6.250%, 9/22/32(2)	$804	$861
144A 5.500%, 3/26/36(2)	215	217
Kingdom of Jordan 144A 5.850%, 7/7/30(2)	219	218
Kingdom of Morocco 144A 3.000%, 12/15/32(2)	311	275
Malaysia Government Bond 2.632%, 4/15/31	4,650 MYR	1,065
Mex Bonos Desarr 8.500%, 5/31/29	19,840 MXN	1,098
Republic of Angola 144A 8.000%, 11/26/29(2)	360	350
Republic of Colombia
7.375%, 4/25/30	155	166
8.000%, 11/14/35	226	243
7.750%, 11/7/36	235	246
8.750%, 11/14/53	130	143
Republic of El Salvador
144A 8.625%, 2/28/29(2)	175	187
RegS 7.650%, 6/15/35(3)	276	280
Republic of Guatemala 144A 6.600%, 6/13/36(2)	225	238
Republic of Indonesia
4.550%, 1/11/28	318	321
5.600%, 1/15/35(4)	161	171
5.100%, 2/10/54(4)	513	491
Republic of Ivory Coast
144A 7.625%, 1/30/33(2)	260	270
144A 8.250%, 1/30/37(2)	472	491
Republic of Kenya 144A 9.500%, 3/5/36(2)	222	227
Republic of Nigeria 144A 10.375%, 12/9/34(2)	514	572
Republic of Panama 8.000%, 3/1/38	268	306
Republic of Peru 5.375%, 2/8/35	450	459
Republic of Philippines 4.750%, 3/5/35	755	762
Republic of Poland
4.875%, 10/4/33	470	475
5.125%, 9/18/34	164	168
5.375%, 2/12/35	204	211
Republic of Serbia 144A 6.500%, 9/26/33(2)	284	308
Republic of South Africa
5.875%, 6/22/30	559	572
5.650%, 9/27/47	60	48
8.750%, 2/28/48	22,000 ZAR	1,101
Republic of Turkiye
7.250%, 5/29/32	310	323
7.625%, 5/15/34	558	591
6.625%, 2/17/45	135	121
	Par Value(1)	Value

Foreign Government Securities—continued
Republica Orient Uruguay 5.100%, 6/18/50	$491	$465
Romania Government International Bond
144A 5.875%, 1/30/29(2)	422	434
144A 7.125%, 1/17/33(2)	211	225
144A 6.625%, 5/16/36(2)	402	408
Saudi International Bond
144A 4.875%, 7/18/33(2)	552	560
144A 5.625%, 1/13/35(2)	200	213
144A 4.500%, 10/26/46(2)	185	160
UAE International Government Bond 144A 4.050%, 7/7/32(2)	303	304
United Mexican States
5.375%, 3/22/33	289	289
3.500%, 2/12/34	187	162
6.000%, 5/7/36	345	354
6.625%, 1/29/38	309	325
Uzbekistan International Bond 144A 6.900%, 2/28/32(2)	266	286
Total Foreign Government Securities (Identified Cost $22,027)		22,811

Mortgage-Backed Securities—29.7%
Agency—14.9%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	319	329
Pool #SD2026 5.000%, 11/1/52	1,368	1,363
Pool #SD3238 5.500%, 12/1/52	123	124
Pool #SD5594 5.500%, 7/1/53	2,788	2,821
Pool #SD5856 3.500%, 1/1/54	4,795	4,387
Pool #SD6881 2.500%, 2/1/52	5,346	4,514
Pool #SD8289 5.500%, 1/1/53	2,560	2,593
Pool #SD8309 6.000%, 3/1/53	2,342	2,402
Pool #SD8317 6.000%, 4/1/53	327	335
Pool #SD8343 6.000%, 7/1/53	1,130	1,157
Pool #SD8350 6.000%, 8/1/53	654	670
Pool #SD8418 4.500%, 4/1/54	5,274	5,117
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Agency—continued
Pool #SL0019 5.500%, 1/1/55	$1,329	$1,341
Pool #SL0298 5.000%, 1/1/55	4,982	4,944
Pool #SL0627 6.000%, 10/1/54	2,608	2,672
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	2	2
Pool #535371 6.500%, 5/1/30	— (5)	— (5)
Pool #590108 7.000%, 7/1/31	1	1
Pool #880117 5.500%, 4/1/36	13	13
Pool #909092 6.000%, 9/1/37	6	6
Pool #909220 6.000%, 8/1/38	49	52
Pool #938574 5.500%, 9/1/36	26	27
Pool #986067 6.000%, 8/1/38	1	1
Pool #CB6857 4.500%, 8/1/53	2,343	2,286
Pool #FA0685 6.000%, 1/1/55	5,990	6,127
Pool #FA1378 4.000%, 3/1/55	6,022	5,690
Pool #FA1728 6.000%, 10/1/53	5,010	5,129
Pool #FA2472 5.000%, 4/1/54	5,176	5,150
Pool #FS4438 5.000%, 11/1/52	122	121
Pool #FS4991 3.000%, 3/1/52	1,376	1,209
Pool #FS6679 6.000%, 12/1/53	1,923	1,970
Pool #FS7751 4.000%, 3/1/53	5,207	4,910
Pool #FS8360 3.500%, 9/1/52	2,283	2,089
Pool #FS8791 6.000%, 8/1/54	3,721	3,822
Pool #MA4785 5.000%, 10/1/52	280	280
Pool #MA4805 4.500%, 11/1/52	440	429
Pool #MA4839 4.000%, 12/1/52	5,274	4,984
Pool #MA4980 6.000%, 4/1/53	1,768	1,816
Pool #MA5072 5.500%, 7/1/53	1,570	1,585
Pool #MA5385 4.000%, 6/1/54	3,172	2,991
	Par Value(1)	Value

Agency—continued
Government National Mortgage Association Pool #443000 6.500%, 9/15/28	$3	$4
		85,463

Non-Agency—14.8%
A&D Mortgage Trust
2023-NQM3, A1 144A 6.733%, 7/25/68(2)(6)	953	962
2025-NQM2, A1 144A 5.790%, 6/25/70(2)(6)	1,098	1,108
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(2)(6)	640	618
2022-B, A1 144A 3.500%, 3/27/62(2)(6)	645	626
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.894%, 6/15/40(2)(6)	1,345	1,352
AMSR Trust 2021-SFR2, C 144A 1.877%, 8/17/38(2)	460	448
Angel Oak Mortgage Trust
2021-8, A1 144A 1.820%, 11/25/66(2)(6)	770	690
2022-5, A1 144A 4.500%, 5/25/67(2)(6)	1,442	1,434
2023-1, A1 144A 4.750%, 9/26/67(2)(6)	1,993	1,984
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(6)	40	39
2019-2, A1 144A 3.347%, 4/25/49(2)(6)	17	17
2020-1, A3 144A 3.328%, 3/25/55(2)	1,410	1,285
2022-1, A1B 144A 3.269%, 12/25/56(2)(6)	270	253
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.070%, 3/15/37(2)(6)	1,045	990
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 5.448%, 7/15/37(2)(6)	1,324	1,292
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	235	241
	Par Value(1)	Value

Non-Agency—continued
BX Commercial Mortgage Trust
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 6.111%, 2/15/39(2)(6)	$227	$227
2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.542%, 3/15/41(2)(6)	1,014	1,015
BX Trust
2019-OC11, A 144A 3.202%, 12/9/41(2)	875	827
2019-OC11, D 144A 4.075%, 12/9/41(2)(6)	1,135	1,073
2022-CLS, A 144A 5.760%, 10/13/27(2)	1,230	1,239
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.693%, 3/15/30(2)(6)	872	869
CENT 2025-CITY, A 144A 5.091%, 7/10/40(2)(6)	1,315	1,330
Chase Home Lending Mortgage Trust 2024-RPL4, A1A 144A 3.375%, 12/25/64(2)(6)	1,298	1,174
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(6)	478	456
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(2)(6)	193	190
COLT Mortgage Loan Trust
2022-5, A1 144A 4.550%, 4/25/67(2)(6)	622	620
2023-4, A1 144A 7.163%, 10/25/68(2)(6)	1,039	1,056
2024-5, A1 144A 5.123%, 8/25/69(2)(6)	769	770
COOPR Residential Mortgage Trust 2025-CES2, A1A 144A 5.502%, 6/25/60(2)(6)	700	707
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(2)	220	207
2020-3, A 144A 1.358%, 8/15/53(2)	16	16
2022-1, A 144A 4.744%, 6/17/55(2)(6)	511	514
Credit Suisse Mortgage Capital Trust
2020-NQM1, A1 144A 2.208%, 5/25/65(2)(6)	183	175
2020-RPL4, A1 144A 2.000%, 1/25/60(2)(6)	852	772
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(2)(6)	$318	$292
EFMT 2025-NQM2, A1 144A 5.596%, 6/25/70(2)(6)	930	938
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(2)(6)	18	17
ELM Trust 2024-ELM, A10 144A 5.994%, 6/10/39(2)(6)	897	906
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/41(2)(6)	2,010	2,039
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(2)	225	219
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(2)(6)	33	31
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.600%, 12/15/39(2)(6)	660	660
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(2)(6)	280	255
GCAT Trust 2020-NQM1, A1 144A 3.247%, 1/25/60(2)(6)	493	484
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(6)	1,171	1,177
Houston Galleria Mall Trust 2025-HGLR, A 144A 5.644%, 2/5/45(2)(6)	880	910
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(2)(6)	1,404	1,399
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.415%, 1/25/63(2)(6)	702	688
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.990%, 10/5/39(2)(6)	1,115	1,137
JPMorgan Chase Mortgage Trust
2017-3, 2A2 144A 2.500%, 8/25/47(2)(6)	358	314
2017-5, A1 144A 4.967%, 10/26/48(2)(6)	6	6
	Par Value(1)	Value

Non-Agency—continued
2024-NQM1, A3 144A 5.947%, 2/25/64(2)(6)	$499	$502
2025-CES1, A1 144A 5.666%, 5/25/55(2)(6)	695	700
2025-NQM2, A1 144A 5.567%, 9/25/65(2)(6)	964	972
LHOME Mortgage Trust
2024-RTL1, A1 144A 7.017%, 1/25/29(2)(6)	535	541
2024-RTL4, A1 144A 5.921%, 7/25/39(2)(6)	450	453
MetLife Securitization Trust 2017-1A, M1 144A 3.411%, 4/25/55(2)(6)	305	279
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(2)(6)	1,312	1,309
2022-NQM2, A1 144A 4.000%, 5/25/67(2)(6)	1,496	1,476
2024-NQM2, A1 144A 5.272%, 8/25/69(2)(6)	1,882	1,885
2020-NQM3, A1 144A 1.014%, 1/26/65(2)(6)	109	103
Mill City Mortgage Loan Trust
2019-1, M2 144A 3.500%, 10/25/69(2)(6)	155	144
2019-GS2, A1 144A 2.750%, 8/25/59(2)(6)	1,172	1,140
2021-NMR1, A1 144A 1.125%, 11/25/60(2)(6)	52	50
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	800	833
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(2)	1,427	1,362
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(2)(6)	37	36
2015-2A, A1 144A 3.750%, 8/25/55(2)(6)	684	666
2017-2A, A3 144A 4.000%, 3/25/57(2)(6)	604	587
2018-2A, A1 144A 4.500%, 2/25/58(2)(6)	69	68
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(6)	552	528
2022-NQM2, A1 144A 3.079%, 3/27/62(2)(6)	1,404	1,333
2024-NQM3, A1 144A 5.466%, 11/25/64(2)(6)	356	360
2018-1A, A1A 144A 4.000%, 12/25/57(2)(6)	315	308
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(2)(6)	122	107
NY Commercial Mortgage Trust 2025-299P, A 144A 5.853%, 2/10/47(2)(6)	800	840
	Par Value(1)	Value

Non-Agency—continued
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(2)(6)	$1,078	$1,000
OBX Trust
2022-NQM1, A1 144A 2.305%, 11/25/61(2)(6)	1,794	1,626
2023-NQM10, A1 144A 6.465%, 10/25/63(2)(6)	408	412
2023-NQM5, A1A 144A 6.567%, 6/25/63(2)(6)	697	702
2023-NQM9, A1 144A 7.159%, 10/25/63(2)(6)	609	619
2024-HYB1, A1 144A 3.631%, 3/25/53(2)(6)	555	546
2024-HYB2, A1 144A 3.688%, 4/25/53(2)(6)	666	655
2024-NQM3, A1 144A 6.129%, 12/25/63(2)(6)	979	991
2024-NQM9, A1 144A 6.030%, 1/25/64(2)(6)	382	387
2025-NQM6, A1 144A 5.603%, 3/25/65(2)(6)	898	908
PMT Loan Trust
2024-INV1, A2 144A 6.000%, 10/25/59(2)(6)	741	754
2024-INV2, A1 144A 6.000%, 12/25/59(2)(6)	407	413
2025-INV7, A7 144A 6.000%, 6/25/56(2)(6)	1,280	1,302
PRET Trust
2024-RPL1, A1 144A 3.900%, 10/25/63(2)(6)	399	386
2025-NPL1, A1 144A 6.063%, 2/25/55(2)(6)	962	965
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(2)(6)	93	81
2023-CES1, A1A 144A 6.515%, 6/25/43(2)(6)	385	388
2023-CES2, A1A 144A 6.808%, 9/25/43(2)(6)	609	616
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/41(2)(6)	1,140	1,166
RIDE 2025-SHRE, B 144A 6.020%, 2/14/47(2)(6)	900	925
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(2)	830	855
2024-CNTR, C 144A 6.471%, 11/13/41(2)	900	935
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(6)	15	15
Starwood Mortgage Residential Trust 2021-5, A2 144A 2.178%, 9/25/66(2)(6)	1,304	1,132
THPT Mortgage Trust 2023-THL, A 144A 7.227%, 12/10/34(2)(6)	486	493
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
Towd Point Mortgage Trust
2015-6, B2 144A 3.789%, 4/25/55(2)(6)	$635	$600
2016-4, B1 144A 3.967%, 7/25/56(2)(6)	310	302
2017-1, M1 144A 3.750%, 10/25/56(2)(6)	340	335
2017-4, A2 144A 3.000%, 6/25/57(2)(6)	1,570	1,490
2018-2, A2 144A 3.500%, 3/25/58(2)(6)	670	653
2018-6, A2 144A 3.750%, 3/25/58(2)(6)	600	554
2019-1, A1 144A 3.750%, 3/25/58(2)(6)	84	82
2019-2, A2 144A 3.750%, 12/25/58(2)(6)	990	900
2019-4, A2 144A 3.250%, 10/25/59(2)(6)	770	701
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 5.872%, 5/25/58(2)(6)	100	100
2020-MH1, A2 144A 2.500%, 2/25/60(2)(6)	405	389
2021-1, A2 144A 2.750%, 11/25/61(2)(6)	355	305
2023-1, A1 144A 3.750%, 1/25/63(2)	1,211	1,175
2024-1, A1 144A 4.876%, 3/25/64(2)(6)	729	741
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(2)	310	292
Verus Securitization Trust 2023-8, A1 144A 6.259%, 12/25/68(2)(6)	1,057	1,068
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(2)	27	26
2021-1R, A1 144A 1.280%, 5/25/56(2)	168	157
2022-1, A2 144A 5.850%, 8/25/57(2)(6)	341	340
WSTN Trust 2023-MAUI, C 144A 7.958%, 7/5/37(2)(6)	1,350	1,372
		84,484

Total Mortgage-Backed Securities (Identified Cost $169,355)		169,947

	Par Value(1)	Value

Asset-Backed Securities—10.4%
Automobiles—3.2%
American Credit Acceptance Receivables Trust
2024-1, C 144A 5.630%, 1/14/30(2)	$544	$547
2024-4, C 144A 4.910%, 8/12/31(2)	1,050	1,055
2025-1, C 144A 5.090%, 8/12/31(2)	1,320	1,331
Arivo Acceptance Auto Loan Receivables Trust 2024-1A, B 144A 6.870%, 6/17/30(2)	704	722
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(2)	318	316
(AESOP) 2022-5A, A 144A 6.120%, 4/20/27(2)	475	478
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(2)	402	408
Bridgecrest Lending Auto Securitization Trust 2025-1, C 5.150%, 12/17/29	935	940
Carvana Auto Receivables Trust
2020-P1, C 1.320%, 11/9/26	620	617
2021-N3, D 1.580%, 6/12/28	32	32
Consumer Portfolio Services Auto Trust 2025-A, C 144A 5.250%, 4/15/31(2)	1,220	1,232
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(2)	429	435
2024-A, C 144A 5.740%, 4/15/30(2)	540	546
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(2)	488	494
DT Auto Owner Trust 2023-3A, C 144A 6.400%, 5/15/29(2)	200	203
Exeter Automobile Receivables Trust
2023-5A, B 6.580%, 4/17/28	217	218
2024-5A, B 4.480%, 4/16/29	1,015	1,016
2025-4A, B 4.400%, 5/15/30	1,340	1,345
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(2)	56	56
	Par Value(1)	Value

Automobiles—continued
First Investors Auto Owner Trust 2022-1A, C 144A 3.130%, 5/15/28(2)	$191	$190
Foursight Capital Automobile Receivables Trust 2023-2, A2 144A 5.990%, 5/15/28(2)	69	69
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(2)	385	394
2023-2A, A3 144A 6.380%, 2/15/29(2)	353	360
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(2)	229	229
2022-1A, A 144A 5.210%, 6/15/27(2)	10	10
2023-2A, D 144A 6.300%, 2/15/31(2)	265	271
2023-4A, C 144A 6.760%, 3/15/29(2)	466	481
Lendbuzz Securitization Trust
2022-1A, A 144A 4.220%, 5/17/27(2)	34	34
2024-2A, A2 144A 5.990%, 5/15/29(2)	374	376
Prestige Auto Receivables Trust 2025-1A, C 144A 5.520%, 2/15/30(2)	1,179	1,196
SAFCO Auto Receivables Trust 2024-1A, B 144A 6.310%, 11/20/28(2)	545	547
Santander Drive Auto Receivables Trust 2023-1, B 4.980%, 2/15/28	34	34
SBNA Auto Receivables Trust 2024-A, C 144A 5.590%, 1/15/30(2)	452	461
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(2)	315	319
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(2)	68	68
2024-1A, B 144A 5.550%, 11/15/27(2)	700	705
2024-2A, B 144A 5.620%, 3/15/30(2)	870	881
		18,616

Consumer Loans—0.2%
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(2)	11	12
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(2)	121	118
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Consumer Loans—continued
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(2)	$72	$72
2024-1A, B 144A 6.290%, 2/18/31(2)	675	681
		883

Credit Card—0.1%
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(2)	720	726
Equipment—0.1%
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(2)	317	318
Other—6.8%
Affirm Asset Securitization Trust 2024-X2, A 144A 5.220%, 12/17/29(2)	154	154
ALLO Issuer LLC 2025-1A, A2 144A 5.528%, 4/20/55(2)	1,200	1,218
Amur Equipment Finance Receivables XV LLC 2025-1A, D 144A 5.680%, 8/20/32(2)	1,340	1,363
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(2)	1,044	1,062
Aqua Finance Issuer Trust 2025-A, A 144A 5.250%, 12/19/50(2)	951	968
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(2)	27	27
2019-A, C 144A 4.010%, 7/16/40(2)	117	115
2020-AA, B 144A 2.790%, 7/17/46(2)	199	191
2024-A, B 144A 5.060%, 4/18/50(2)	1,025	1,036
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(2)	485	503
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(2)	214	219
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(2)	1,050	1,065
BXG Receivables Note Trust 2023-A, A 144A 5.770%, 11/15/38(2)	169	172
CCG Receivables Trust
2024-1, B 144A 5.080%, 3/15/32(2)	860	874
	Par Value(1)	Value

Other—continued
2025-1, C 144A 4.890%, 10/14/32(2)	$1,195	$1,209
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(2)	369	373
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(2)	48	48
2023-2, B 144A 6.410%, 5/15/34(2)	465	473
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(2)	60	57
2023-2A, A 144A 6.530%, 6/15/49(2)	220	229
2024-2A, A 144A 4.600%, 3/15/50(2)	626	627
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(2)	1,566	1,622
HINNT LLC 2025-A, B 144A 5.450%, 3/15/44(2)	930	939
Jersey Mike’s Funding LLC
2019-1A, A2 144A 4.433%, 2/15/50(2)	315	315
2024-1A, A2 144A 5.636%, 2/15/55(2)	1,095	1,115
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(2)	965	963
MetroNet Infrastructure Issuer LLC 2025-2A, A2 144A 5.400%, 8/20/55(2)	1,065	1,081
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(2)	80	80
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(2)	87	86
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(2)	129	116
NBC Funding LLC 2025-1A, A2 144A 6.209%, 7/30/55(2)	1,560	1,595
NMEF Funding LLC
2023-A, B 144A 6.830%, 6/17/30(2)	1,000	1,023
2024-A, A2 144A 5.150%, 12/15/31(2)	577	581
Octane Receivables Trust
2023-1A, C 144A 6.370%, 9/20/29(2)	285	290
2023-3A, B 144A 6.480%, 7/20/29(2)	532	541
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(2)	951	964
	Par Value(1)	Value

Other—continued
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(2)	$740	$760
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(2)	324	334
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(2)	205	202
RCKT Mortgage Trust
2023-CES3, A1A 144A 7.113%, 11/25/43(2)(6)	650	662
2024-CES1, A1A 144A 6.025%, 2/25/44(2)(6)	352	355
2025-CES5, A1A 144A 5.687%, 5/25/55(2)(6)	1,045	1,060
Reach ABS Trust
2024-2A, B 144A 5.840%, 7/15/31(2)	1,000	1,017
2025-2A, B 144A 5.120%, 8/18/32(2)	1,315	1,325
Scalelogix ABS U.S. Issuer LLC 2025-1A, A2 144A 5.673%, 7/25/55(2)	1,350	1,350
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(2)	109	112
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(2)	1,260	1,266
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(2)	1,435	1,431
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(2)(6)	619	623
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(2)	1,205	1,225
Tricon Residential Trust 2024-SFR3, A 144A 4.500%, 8/17/41(2)	343	343
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(2)	868	882
UPX HIL Issuer Trust 2025-1, A 144A 5.160%, 1/25/47(2)	519	522
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(2)	954	953
VFI ABS LLC
2023-1A, A 144A 7.270%, 3/26/29(2)	44	44
2025-1A, C 144A 5.600%, 4/24/31(2)	1,075	1,081
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Other—continued
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	$379	$358
		39,199

Total Asset-Backed Securities (Identified Cost $59,119)		59,742

Corporate Bonds and Notes—32.2%
Communication Services—1.1%
CCO Holdings LLC
144A 6.375%, 9/1/29(2)	23	23
144A 4.750%, 3/1/30(2)	670	643
Charter Communications Operating LLC 4.800%, 3/1/50	1,790	1,418
CSC Holdings LLC 144A 11.750%, 1/31/29(2)	305	256
DIRECTV Financing LLC
144A 5.875%, 8/15/27(2)	296	296
144A 8.875%, 2/1/30(2)	85	84
Gray Media, Inc. 144A 7.250%, 8/15/33(2)	465	461
Interpublic Group of Cos., Inc. (The) 5.375%, 6/15/33	790	806
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(2)	605	621
Sprint Capital Corp. 8.750%, 3/15/32	635	773
Univision Communications, Inc. 144A 8.000%, 8/15/28(2)	690	715
		6,096

Consumer Discretionary—1.5%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	815	833
Ashtead Capital, Inc.
144A 5.500%, 8/11/32(2)	305	316
144A 5.950%, 10/15/33(2)	475	502
144A 5.800%, 4/15/34(2)	530	555
Ashton Woods USA LLC 144A 4.625%, 4/1/30(2)	560	530
Clarios Global LP 144A 6.750%, 2/15/30(2)	30	31
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	1,085	808
DR Horton, Inc. 5.500%, 10/15/35	1,260	1,306
Ford Motor Co. 4.750%, 1/15/43	110	88
Ford Motor Credit Co. LLC
6.800%, 5/12/28	200	208
6.054%, 11/5/31	255	261
	Par Value(1)	Value

Consumer Discretionary—continued
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	$893	$869
Newell Brands, Inc. 6.375%, 9/15/27	800	811
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)	250	248
Sodexo, Inc. 144A 5.800%, 8/15/35(2)	1,290	1,352
		8,718

Consumer Staples—1.5%
Alimentation Couche-Tard, Inc. 144A 5.077%, 9/29/35(2)	1,200	1,199
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	240	225
Anheuser-Busch InBev Worldwide, Inc. 5.550%, 1/23/49	705	713
BAT Capital Corp.
7.750%, 10/19/32	398	465
4.390%, 8/15/37	245	225
4.758%, 9/6/49	245	208
Coty, Inc. 144A 6.625%, 7/15/30(2)	490	501
Mars, Inc. 144A 5.200%, 3/1/35(2)	1,190	1,216
Philip Morris International, Inc. 4.900%, 11/1/34	1,040	1,048
Pilgrim’s Pride Corp. 6.250%, 7/1/33	1,122	1,198
Post Holdings, Inc.
144A 6.250%, 2/15/32(2)	855	879
144A 6.375%, 3/1/33(2)	375	378
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(2)	530	530
		8,785

Energy—3.8%
BP Capital Markets plc 4.875% (7)	1,290	1,281
Buckeye Partners LP 144A 6.750%, 2/1/30(2)	285	296
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(2)	345	368
144A 5.439%, 2/15/35(2)	675	688
Diamondback Energy, Inc. 5.900%, 4/18/64	955	919
DT Midstream, Inc. 144A 4.375%, 6/15/31(2)	1,420	1,372
Enbridge, Inc. 8.500%, 1/15/84	759	868
Energy Transfer LP
Series G 7.125%(7)	215	222
Series H 6.500%(7)	230	231
EOG Resources, Inc.
5.350%, 1/15/36	190	195
	Par Value(1)	Value

Energy—continued
5.650%, 12/1/54	$995	$996
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	1,240	1,141
Genesis Energy LP 8.875%, 4/15/30	515	545
Harbour Energy plc 144A 6.327%, 4/1/35(2)	970	996
HF Sinclair Corp. 6.250%, 1/15/35	1,070	1,119
KazMunayGas National Co. JSC 144A 5.750%, 4/19/47(2)	162	151
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	400	450
7.500%, 11/15/40	215	252
Kinder Morgan, Inc. 5.850%, 6/1/35	490	516
Kodiak Gas Services LLC 144A 6.750%, 10/1/35(2)	355	365
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(2)	585	580
Nabors Industries, Inc. 144A 7.375%, 5/15/27(2)	370	376
Occidental Petroleum Corp.
5.550%, 10/1/34	635	644
6.200%, 3/15/40	610	620
Pertamina Persero PT 144A 6.450%, 5/30/44(2)	630	676
Petroleos Mexicanos
6.500%, 3/13/27	605	612
7.690%, 1/23/50	187	170
6.950%, 1/28/60	25	21
Petronas Capital Ltd. 144A 5.848%, 4/3/55(2)	346	366
Reliance Industries Ltd. 144A 2.875%, 1/12/32(2)	530	481
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(2)	850	874
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)	339	301
South Bow Canadian Infrastructure Holdings Ltd. 7.500%, 3/1/55	610	648
Western Midstream Operating LP 5.250%, 2/1/50	1,585	1,379
Williams Cos., Inc. (The) 5.150%, 3/15/34	1,010	1,025
		21,744

Financials—14.4%
AerCap Ireland Capital DAC
3.300%, 1/30/32	470	433
6.950%, 3/10/55	322	337
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
6.500%, 1/31/56	$485	$500
Allianz SE
144A 6.350%, 9/6/53(2)	600	643
144A 5.600%, 9/3/54(2)	380	390
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%)7.411%, 8/15/53(6)	545	546
Ally Financial, Inc.
5.737%, 5/15/29	105	107
5.543%, 1/17/31	1,045	1,065
American Express Co. 5.625%, 7/28/34	1,785	1,864
American National Group, Inc. 7.000%, 12/1/55	202	208
Apollo Debt Solutions BDC 6.900%, 4/13/29	810	852
Apollo Global Management, Inc. 6.000%, 12/15/54(4)	970	964
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(2)	545	554
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	650	591
Australia & New Zealand Banking Group Ltd. 144A 5.816%, 6/18/36(2)	1,410	1,463
Avolon Holdings Funding Ltd. 144A 5.750%, 11/15/29(2)	1,060	1,101
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(2)	148	154
Banco de Credito e Inversiones S.A. 144A 8.750% (2)(7)	235	254
Banco Mercantil del Norte S.A. 144A 8.375% (2)(7)	211	222
Bank of America Corp.
2.687%, 4/22/32	455	414
2.972%, 2/4/33	1,270	1,157
5.518%, 10/25/35	1,345	1,378
Bank of New York Mellon Corp. (The) 5.834%, 10/25/33	200	215
Barclays plc
7.437%, 11/2/33	945	1,084
5.335%, 9/10/35	260	264
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(2)	200	197
BlackRock Funding, Inc. 5.250%, 3/14/54	1,005	980
Blackstone Private Credit Fund
5.950%, 7/16/29	455	468
6.000%, 11/22/34(4)	510	522
	Par Value(1)	Value

Financials—continued
Block, Inc.
6.500%, 5/15/32	$280	$290
144A 6.000%, 8/15/33(2)	170	174
Blue Owl Credit Income Corp. 6.650%, 3/15/31	240	252
Blue Owl Finance LLC 3.125%, 6/10/31	1,575	1,433
BNSF Funding Trust I 6.613%, 12/15/55	525	524
BPCE S.A.
144A 7.003%, 10/19/34(2)	820	915
144A 6.915%, 1/14/46(2)	565	606
Brookfield Asset Management Ltd. 5.795%, 4/24/35	1,060	1,110
Capital One Financial Corp.
2.359%, 7/29/32	752	649
6.377%, 6/8/34	810	876
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(2)	1,110	1,164
Charles Schwab Corp. (The)
6.136%, 8/24/34	740	806
Series H 4.000%(7)	559	525
Citigroup, Inc.
3.980%, 3/20/30	465	459
6.270%, 11/17/33	705	769
6.174%, 5/25/34	503	535
5.174%, 9/11/36	840	849
Series X 3.875%(7)	515	510
Corebridge Financial, Inc. 6.375%, 9/15/54	1,035	1,062
CRH America Finance, Inc. 5.400%, 5/21/34	1,055	1,096
Deutsche Bank AG 5.403%, 9/11/35(4)	1,300	1,326
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(2)	1,125	1,098
EMD Finance LLC 144A 5.000%, 10/15/35(2)	1,135	1,135
F&G Annuities & Life, Inc. 6.500%, 6/4/29	935	975
Fifth Third Bancorp 4.337%, 4/25/33	910	887
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)	780	792
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(2)	995	1,037
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(2)	606	702
144A 7.950%, 10/15/54(2)	170	180
Goldman Sachs Group, Inc. (The)
5.330%, 7/23/35	1,215	1,251
6.450%, 5/1/36	145	160
	Par Value(1)	Value

Financials—continued
HA Sustainable Infrastructure Capital, Inc.
6.375%, 7/1/34	$1,051	$1,070
6.750%, 7/15/35	260	268
Huntington Bancshares, Inc.
5.709%, 2/2/35	485	506
6.141%, 11/18/39	615	640
Icon Investments Six DAC 6.000%, 5/8/34	1,290	1,354
Imperial Brands Finance plc 144A 5.875%, 7/1/34(2)	870	911
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(2)	1,275	1,306
JPMorgan Chase & Co.
2.956%, 5/13/31	545	511
5.717%, 9/14/33	435	460
5.350%, 6/1/34	455	474
6.254%, 10/23/34	610	672
5.576%, 7/23/36	525	544
1.953%, 2/4/32	685	606
KeyCorp
4.789%, 6/1/33	515	513
6.401%, 3/6/35	245	266
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	455	447
M&T Bank Corp. 5.400%, 7/30/35	1,110	1,118
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(2)	580	500
Morgan Stanley
5.250%, 4/21/34	375	387
5.424%, 7/21/34	1,760	1,834
5.948%, 1/19/38	378	396
MSCI, Inc. 144A 3.625%, 9/1/30(2)	816	779
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%)7.482%, 4/30/43(6)	150	149
NatWest Group plc 6.475%, 6/1/34	1,005	1,057
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	835	884
Nippon Life Insurance Co.
144A 6.250%, 9/13/53(2)	815	865
144A 6.500%, 4/30/55(2)	380	409
Northern Trust Corp. 3.375%, 5/8/32	1,145	1,123
OneMain Finance Corp. 6.750%, 3/15/32	590	601
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36	1,115	1,163
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Prudential Financial, Inc.
5.125%, 3/1/52	$247	$248
6.750%, 3/1/53	185	200
6.500%, 3/15/54	470	503
Reinsurance Group of America, Inc. 6.650%, 9/15/55	775	814
Repsol E&P Capital Markets U.S. LLC 144A 5.976%, 9/16/35(2)	480	489
Rivers Enterprise Lender LLC 144A 6.250%, 10/15/30(2)	140	141
Rocket Cos., Inc. 144A 6.375%, 8/1/33(2)	515	532
Societe Generale S.A. 144A 6.066%, 1/19/35(2)	995	1,045
South Bow USA Infrastructure Holdings LLC
5.584%, 10/1/34	610	613
6.176%, 10/1/54	435	424
State Street Corp.
6.123%, 11/21/34	1,045	1,131
Series I 6.700%(7)	400	416
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(2)	680	697
Sumitomo Life Insurance Co. 144A 5.875%, 9/10/55(2)	1,140	1,161
Synchrony Financial 3.700%, 8/4/26	132	131
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	330	325
Toll Brothers Finance Corp. 5.600%, 6/15/35	475	487
Toronto-Dominion Bank (The) 8.125%, 10/31/82	845	893
Transurban Finance Co. Pty Ltd. 144A 4.924%, 3/24/36(2)	1,445	1,435
Truist Financial Corp.
5.122%, 1/26/34	654	664
5.867%, 6/8/34	580	615
U.S. Bancorp
4.967%, 7/22/33	510	512
5.424%, 2/12/36	1,135	1,175
UBS Group AG
144A 9.250%(2)(7)	140	167
144A 4.988%, 8/5/33(2)	820	829
Wells Fargo & Co.
5.389%, 4/24/34	480	499
6.491%, 10/23/34	1,140	1,267
		82,300

Health Care—2.3%
Amgen, Inc. 5.650%, 3/2/53	1,478	1,474
	Par Value(1)	Value

Health Care—continued
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(2)	$35	$36
Community Health Systems, Inc. 144A 5.250%, 5/15/30(2)	930	841
CVS Health Corp.
5.050%, 3/25/48	355	316
5.625%, 2/21/53	835	793
6.750%, 12/10/54	682	704
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,535	1,412
HCA, Inc.
5.500%, 6/1/33	250	260
5.600%, 4/1/34	205	213
5.450%, 9/15/34	345	354
5.250%, 6/15/49	170	156
6.000%, 4/1/54	268	269
IQVIA, Inc.
5.700%, 5/15/28	479	494
6.250%, 2/1/29	730	768
144A 6.250%, 6/1/32(2)	160	165
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(2)	235	238
Par Pharmaceutical, Inc. Escrow 144A 0.000% (2)(8)	70	—
Royalty Pharma plc
5.400%, 9/2/34	1,450	1,481
3.350%, 9/2/51	350	235
Smith & Nephew plc 5.400%, 3/20/34	1,275	1,316
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(2)	40	40
Universal Health Services, Inc.
2.650%, 1/15/32	945	822
5.050%, 10/15/34	560	547
Viatris, Inc. 144A 2.300%, 6/22/27(2)	2	1
		12,935

Industrials—2.6%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	623	624
Aviation Capital Group LLC
144A 3.500%, 11/1/27(2)	490	481
144A 6.750%, 10/25/28(2)	70	74
144A 5.125%, 4/10/30(2)	485	492
Boeing Co. (The) 5.930%, 5/1/60	1,439	1,438
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	782	710
	Par Value(1)	Value

Industrials—continued
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(2)	$475	$489
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	935	856
Delta Air Lines Pass-Through Trust 2015-1, AA3.625%, 1/30/29	347	342
DP World Ltd. 144A 6.850%, 7/2/37(2)	175	201
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(2)	215	227
Herc Holdings, Inc. 144A 7.250%, 6/15/33(2)	225	235
Hilton Domestic Operating Co., Inc. 144A 5.750%, 9/15/33(2)	560	568
Icahn Enterprises LP 5.250%, 5/15/27	200	197
Ingersoll Rand, Inc. 5.700%, 8/14/33	1,220	1,296
L3Harris Technologies, Inc. 5.400%, 7/31/33	1,030	1,074
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(2)	970	952
New York State Electric & Gas Corp. 144A 5.850%, 8/15/33(2)	540	575
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(2)	120	124
Regal Rexnord Corp. 6.400%, 4/15/33	1,035	1,111
Science Applications International Corp. 144A 4.875%, 4/1/28(2)	285	282
TransDigm, Inc.
144A 6.875%, 12/15/30(2)	275	285
144A 6.625%, 3/1/32(2)	160	165
United Airlines Pass-Through Trust 2023-1, A5.800%, 7/15/37	357	370
United Airlines Pass-Through-Trust 2024-1, AA5.450%, 8/15/38	579	596
Veralto Corp. 5.450%, 9/18/33	1,110	1,161
		14,925

Information Technology—1.5%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	555	583
144A 3.875%, 9/1/28(2)	465	456
144A 4.000%, 7/1/29(2)(4)	275	268
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
Broadcom, Inc.
5.150%, 11/15/31	$535	$556
144A 3.137%, 11/15/35(2)	720	623
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(2)	735	762
Gartner, Inc. 144A 3.750%, 10/1/30(2)	1,590	1,501
Leidos, Inc. 2.300%, 2/15/31	475	424
Marvell Technology, Inc. 5.450%, 7/15/35	1,035	1,067
Oracle Corp.
6.250%, 11/9/32	390	424
6.900%, 11/9/52	335	373
5.550%, 2/6/53	380	360
3.850%, 4/1/60	60	41
Roper Technologies, Inc. 5.100%, 9/15/35	1,075	1,084
		8,522

Materials—1.3%
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)	855	844
Berry Global, Inc. 5.650%, 1/15/34	1,350	1,407
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(2)	776	812
Glencore Funding LLC
144A 2.850%, 4/27/31(2)	225	207
144A 5.634%, 4/4/34(2)	1,085	1,129
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(2)	565	559
Smurfit Kappa Treasury ULC 5.777%, 4/3/54	980	999
Sonoco Products Co. 5.000%, 9/1/34	995	984
Windsor Holdings III LLC 144A 8.500%, 6/15/30(2)	180	190
		7,131

Utilities—2.2%
AES Corp. (The) 7.600%, 1/15/55	335	347
Black Hills Corp. 6.150%, 5/15/34	925	988
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(2)	355	350
CMS Energy Corp. 4.750%, 6/1/50	1,190	1,160
Dominion Energy, Inc.
6.200%, 2/15/56	560	564
Series B 7.000%, 6/1/54	380	412
Electricite de France S.A.
144A 6.250%, 5/23/33(2)	200	218
144A 6.900%, 5/23/53(2)	755	842
	Par Value(1)	Value

Utilities—continued
Enel Finance International N.V.
144A 7.500%, 10/14/32(2)	$400	$461
144A 5.500%, 6/26/34(2)	535	554
Entergy Corp. 7.125%, 12/1/54	715	747
Entergy Texas, Inc. 5.800%, 9/1/53	455	461
Ferrellgas LP 144A 5.875%, 4/1/29(2)	595	554
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)	695	736
NGL Energy Operating LLC
144A 8.125%, 2/15/29(2)	80	82
144A 8.375%, 2/15/32(2)	125	128
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)	645	713
PacifiCorp 5.800%, 1/15/55	500	490
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 5.450%, 5/21/28(2)	146	150
Puget Energy, Inc.
2.379%, 6/15/28	204	194
4.224%, 3/15/32	973	932
Southern California Edison Co. 6.000%, 1/15/34	640	670
Vistra Corp. 144A 8.000% (2)(7)	163	167
Vistra Operations Co. LLC 144A 5.700%, 12/30/34(2)	880	911
		12,831

Total Corporate Bonds and Notes (Identified Cost $179,090)		183,987

Leveraged Loans—4.3%
Aerospace—0.3%
American Airlines, Inc. (3 month Term SOFR + 2.250%) 6.575%, 4/20/28(6)	334	334
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 6.163%, 10/31/31(6)	515	515
Tranche B-2 (1 month Term SOFR + 2.000%) 6.163%, 10/31/31(6)	196	196
TransDigm, Inc.
Tranche J (3 month Term SOFR + 2.500%) 6.502%, 2/28/31(6)	314	313
	Par Value(1)	Value

Aerospace—continued
Tranche K (3 month Term SOFR + 2.250%) 6.252%, 3/22/30(6)	$160	$160
		1,518

Chemicals—0.0%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.413%, 2/18/30(6)	194	175
Consumer Durables—0.1%
Resideo Funding, Inc. (3 month Term SOFR + 2.000%) 6.038%, 8/13/32(6)	330	330
Consumer Non-Durables—0.0%
Energizer Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 2.000%) 6.135%, 3/13/32(6)	200	199
Energy—0.3%
Epic Crude Services LP Tranche B (3 month Term SOFR + 2.500%) 6.828%, 10/15/31(6)	363	363
Freeport LNG Investments LLP 2025, Tranche B (3 month Term SOFR + 3.250%) 7.575%, 12/21/28(6)	293	293
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 6.286%, 10/4/30(6)	489	487
Hilcorp Energy I LP Tranche B (1 month Term SOFR + 2.000%) 6.150%, 2/11/30(6)	154	154
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 6.416%, 10/5/28(6)	456	456
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.311%) 6.312%, 3/3/31(6)	124	124
		1,877

Financials—0.3%
Citadel Securities LP 2024 (1 month Term SOFR + 2.000%) 6.163%, 10/31/31(6)	489	489
Finco I LLC 2025 0.000%, 6/27/29(6)(9)	563	562
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 6.752%, 5/6/31(6)	$535	$534
		1,585

Food / Tobacco—0.3%
Del Monte Foods Corp. II, Inc. (1 month Term SOFR + 9.600%) 13.774%, 4/2/26(6)	33	31
Del Monte Foods, Inc.
(1 month Term SOFR + 9.600%) 13.750% - 13.774%, 4/2/26(6)	48	38
(3 month Term SOFR + 4.400%) 8.423% - 8.571%, 8/2/28(8)(10)	63	3
(3 month Term SOFR + 4.900%) 8.923%, 8/2/28(10)	145	2
(3 month Term SOFR + 8.150%) 12.321%, 8/2/28(10)	27	13
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.000%) 6.197%, 9/30/31(6)	752	746
Red SPV LLC (1 month Term SOFR + 2.250%) 6.386%, 3/15/32(6)	464	463
Sazerac Co., Inc. Tranche B-1 (1 month Term SOFR + 2.500%) 6.700%, 7/9/32(6)	255	256
		1,552

Gaming / Leisure—0.3%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 6.413%, 2/6/30(6)	41	41
Flutter Entertainment plc
2024, Tranche B (3 month Term SOFR + 1.750%) 5.752%, 11/30/30(6)	270	269
Tranche B (3 month Term SOFR + 2.000%) 6.002%, 6/4/32(6)	404	403
Life Time, Inc. 2025, Tranche B, First Lien (1 month Term SOFR + 2.000%) 6.250%, 11/5/31(6)	352	352
	Par Value(1)	Value

Gaming / Leisure—continued
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 7.028%, 3/13/28(6)	$569	$559
		1,624

Health Care—0.3%
Grifols Worldwide Operations USA, Inc. Tranche B (1 month Term SOFR + 2.100%) 6.263%, 11/15/27(6)	580	578
Medline Borrower LP 2030 (1 month Term SOFR + 2.000%) 6.163%, 10/23/30(6)	465	465
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.663%, 2/21/31(6)	335	335
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 6.163%, 12/3/31(6)	377	377
		1,755

Housing—0.1%
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 6.413%, 12/17/31(6)	243	244
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 2.250%) 6.413%, 4/14/31(6)	340	340
		584

Information Technology—0.2%
Boost Newco Borrower LLC Tranche B-2 (3 month Term SOFR + 2.000%) 6.002%, 1/31/31(6)	487	488
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.163%, 1/31/31(6)	437	436
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.320%, 2/10/31(6)	369	369
		1,293

Manufacturing—0.2%
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.663%, 11/3/31(6)	482	482
	Par Value(1)	Value

Manufacturing—continued
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 5.913%, 6/4/31(6)	$465	$465
MV Holding GmbH Tranche B (1 month Term SOFR + 2.250%) 6.413%, 3/17/32(6)	379	379
		1,326

Media / Telecom - Broadcasting—0.3%
EOC Borrower LLC Tranche B (1 month Term SOFR + 3.000%) 7.163%, 3/24/32(6)	195	194
Nexstar Media, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.663%, 6/28/32(6)	768	767
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.778%, 1/31/29(6)	513	511
		1,472

Media / Telecom - Cable/Wireless Video—0.3%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 6.541%, 12/15/31(6)	466	466
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.413%, 9/18/30(6)	396	395
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.820%, 8/2/29(6)	264	264
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 7.263%, 11/12/27(6)	563	558
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 6.765%, 1/31/28(6)	284	283
		1,966

See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Media / Telecom - Diversified Media—0.1%
Formula One Management Ltd. Tranche B-1 (3 month Term SOFR + 2.000%) 6.002%, 9/30/31(6)	$405	$405
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.429%, 4/11/29(6)	— (5)	— (5)
UFC Holdings LLC Tranche B-5 (2 month Term SOFR + 2.000%) 6.038%, 11/21/31(6)	466	467
		872

Retail—0.1%
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 6.413%, 6/11/31(6)	162	159
Skechers U.S.A., Inc. Tranche B-1 (3 month Term SOFR + 3.250%) 7.308%, 9/12/32(6)	140	141
		300

Service—0.5%
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 6.163%, 8/12/32(6)	680	675
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.413%, 9/29/31(6)	400	399
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.000%) 6.308%, 4/20/29(6)	590	588
Green Infrastructure Partners, Inc. (3 month Term SOFR + 2.750%) 6.753%, 9/24/32(6)	180	180
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.502%, 11/24/28(6)	450	434
Prime Security Services Borrower LLC Tranche B-1 (6 month Term SOFR + 2.000%) 6.129%, 10/13/30(6)	376	375
		2,651

Transportation - Automotive—0.2%
American Axle & Manufacturing, Inc. Tranche C 0.000%, 2/24/32(6)(9)	285	283
	Par Value(1)	Value

Transportation - Automotive—continued
Belron Finance 2019 LLC 2031 (3 month Term SOFR + 2.500%) 6.742%, 10/16/31(6)	$455	$457
Clarios Global LP (1 month Term SOFR + 2.750%) 6.913%, 1/28/32(6)	405	405
		1,145

Utilities—0.4%
Astoria Energy LLC Tranche B (1 month Term SOFR + 2.750%) 6.913%, 6/23/32(6)	290	291
Calpine Corp. Tranche B-10 (1 month Term SOFR + 1.750%) 5.913%, 1/31/31(6)	640	639
Cornerstone Generation LLC Tranche B (3 month Term SOFR + 3.250%) 7.476%, 8/11/32(6)	165	166
Hunterstown Generation LLC (3 month Term SOFR + 3.500%) 7.502% - 9.750%, 11/6/31(6)	545	545
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.530%, 1/27/31(6)	527	528
		2,169

Total Leveraged Loans (Identified Cost $24,594)		24,393

	Shares
Affiliated Exchange-Traded Fund—0.9%
Financials—0.9%
Virtus Newfleet ABS/MBS ETF(11)(12)	209,046	5,086
Total Affiliated Exchange-Traded Fund (Identified Cost $5,112)		5,086

Total Long-Term Investments—96.7% (Identified Cost $552,262)		553,086

	Shares	Value

Short-Term Investment—2.5%
Money Market Mutual Fund—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(12)	14,395,523	$14,396
Total Short-Term Investment (Identified Cost $14,396)		14,396

Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(12)(13)	2,476,139	2,476
Total Securities Lending Collateral (Identified Cost $2,476)		2,476

TOTAL INVESTMENTS—99.6% (Identified Cost $569,134)		$569,958
Other assets and liabilities, net—0.4%		2,079
NET ASSETS—100.0%		$572,037

Abbreviations:
ABS	Asset-Backed Securities
BDC	Business Development Companies
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under
Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt
from registration, normally to qualified
institutional buyers. At September 30, 2025, these
securities amounted to a value of $216,386 or
37.8% of net assets.

For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	All or a portion of security is on loan.
(5)	Amount is less than $500 (not in thousands).
(6)
Variable rate security. Rate disclosed is as of
September 30, 2025. Information in parenthesis
represents benchmark and reference rate for each
security. Certain variable rate securities are not
based on a published reference rate and spread
but are determined by the issuer or agent and are
based on current market conditions, or, for
mortgage-backed securities, are impacted by the
individual mortgages which are paying off over
time. These securities do not indicate a reference
rate and spread in their descriptions.

(7)	No contractual maturity date.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	This loan will settle after September 30, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(10)	Security in default; interest payments are being received.
(11)	Affiliated investment. See Note 3G in Notes to Financial Statements.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Country Weightings (Unaudited)†
United States	89%
United Kingdom	2
Ireland	1
Canada	1
France	1
Mexico	1
Australia	1
Other	4
Total	100%
† % of total investments as of September 30, 2025.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$87,120	$—	$87,120	$—
Foreign Government Securities	22,811	—	22,811	—
Mortgage-Backed Securities	169,947	—	169,947	—
Asset-Backed Securities	59,742	—	59,742	—
Corporate Bonds and Notes	183,987	—	183,987	— (1)
Leveraged Loans	24,393	—	24,390	3
Affiliated Exchange-Traded Fund	5,086	5,086	—	—
Money Market Mutual Fund	14,396	14,396	—	—
Securities Lending Collateral	2,476	2,476	—	—
Total Investments	$569,958	$21,958	$547,997	$3

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $3 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2025.
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Par Value	Value
Corporate Bonds and Notes—93.5%
Communication Services—10.1%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)(2)	$405	$144
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	17	17
144A 4.750%, 3/1/30(1)	1,105	1,060
CMG Media Corp. 144A 8.875%, 6/18/29(1)	560	514
CSC Holdings LLC
144A 7.500%, 4/1/28(1)	620	449
144A 11.750%, 1/31/29(1)	400	336
DIRECTV Financing LLC
144A 8.875%, 2/1/30(1)	280	278
144A 8.875%, 2/1/30(1)	30	30
Gray Media, Inc. 144A 9.625%, 7/15/32(1)	240	245
Hughes Satellite Systems Corp. 6.625%, 8/1/26(3)	225	214
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	470	450
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	365	95
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(1)	290	298
Snap, Inc.
144A 6.875%, 3/1/33(1)	280	286
144A 6.875%, 3/15/34(1)	115	117
Telesat Canada 144A 6.500%, 10/15/27(1)	175	86
Univision Communications, Inc. 144A 8.000%, 8/15/28(1)	250	259
Warnermedia Holdings, Inc. 5.141%, 3/15/52	220	164
		5,042

Consumer Discretionary—7.5%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	370	378
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	340	322
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	290	297
Clarios Global LP 144A 6.750%, 9/15/32(1)	65	66
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	360	268
Forvia SE 144A 6.750%, 9/15/33(1)	230	233
Great Canadian Gaming Corp. 144A 8.750%, 11/15/29(1)	95	94
New Home Co., Inc. (The)
144A 9.250%, 10/1/29(1)	215	226
144A 8.500%, 11/1/30(1)	15	16
Newell Brands, Inc. 6.625%, 9/15/29	485	488
	Par Value	Value

Consumer Discretionary—continued
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)	$305	$303
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)	375	375
Under Armour, Inc. 144A 7.250%, 7/15/30(1)	195	195
Wayfair LLC 144A 7.250%, 10/31/29(1)	5	5
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	485	475
		3,741

Consumer Staples—2.2%
Coty, Inc. 144A 6.625%, 7/15/30(1)	330	337
Post Holdings, Inc.
144A 6.250%, 2/15/32(1)	200	206
144A 6.375%, 3/1/33(1)	230	232
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	310	310
		1,085

Energy—17.7%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)	270	286
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	140	145
Caturus Energy LLC 144A 8.500%, 2/15/30(1)	205	214
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	280	287
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)(3)	270	238
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	420	410
Enbridge, Inc. 8.500%, 1/15/84	545	623
Energy Transfer LP
Series G 7.125%(4)	160	165
Series H 6.500%(4)	495	497
Genesis Energy LP 8.875%, 4/15/30	390	413
Harbour Energy plc 144A 6.327%, 4/1/35(1)	300	308
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(1)	305	321
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	280	276
144A 6.000%, 2/1/31(1)	245	236
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(1)(5)	500	507
Kodiak Gas Services LLC 144A 6.750%, 10/1/35(1)	125	128
	Par Value	Value

Energy—continued
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	$155	$154
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(1)	465	477
Mesquite Energy, Inc. 144A 7.250%, 7/15/26(1)(6)	115	— (7)
Nabors Industries Ltd. 144A 7.500%, 1/15/28(1)	130	130
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	414	420
South Bow Canadian Infrastructure Holdings Ltd. 7.500%, 3/1/55	390	414
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	380	374
Tidewater, Inc. 144A 9.125%, 7/15/30(1)	125	134
Transocean International Ltd.
144A 8.250%, 5/15/29(1)	70	69
144A 7.875%, 10/15/32(1)	15	15
Transocean, Inc.
144A 8.750%, 2/15/30(1)	184	193
144A 8.500%, 5/15/31(1)	110	108
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	30	29
144A 4.125%, 8/15/31(1)	500	472
Venture Global LNG, Inc.
144A 9.000%(1)(4)	260	258
144A 9.875%, 2/1/32(1)	500	544
		8,845

Financials—23.6%
Acrisure LLC
144A 8.250%, 2/1/29(1)	165	172
144A 6.000%, 8/1/29(1)	450	444
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(1)	245	253
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	695	540
American National Group, Inc. 7.000%, 12/1/55	75	77
Apollo Debt Solutions BDC 6.900%, 4/13/29	425	447
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(1)	240	244
Azorra Finance Ltd. 144A 7.250%, 1/15/31(1)	240	250
Block, Inc.
6.500%, 5/15/32	205	212
144A 6.000%, 8/15/33(1)	65	67
Blue Owl Credit Income Corp. 6.650%, 3/15/31	416	437
BNP Paribas S.A. 144A 7.450% (1)(4)	500	522
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
Broadstreet Partners Group LLC 144A 5.875%, 4/15/29(1)	$375	$374
Chobani Holdco II LLC (8.750% Cash or 9.500% PIK) 144A 8.750%, 10/1/29(1)(8)(9)	— (7)	— (7)
Citigroup, Inc. Series X3.875% (4)	555 (10)	550
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(1)	250	268
Ford Motor Credit Co. LLC 6.500%, 2/7/35(3)	250	257
Froneri Lux FinCo S.a.r.l. 144A 6.000%, 8/1/32(1)	75	75
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)	128	148
144A 7.950%, 10/15/54(1)	125	132
Grifols S.A. 144A 4.750%, 10/15/28(1)	385	374
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(1)	140	144
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(1)	200	211
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(1)	245	251
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	485	481
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	555	545
Maxam Prill S.a.r.l. 144A 7.750%, 7/15/30(1)	200	201
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)	240	207
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	470	467
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)	660	667
OneMain Finance Corp.
7.125%, 11/15/31	405	420
6.500%, 3/15/33	160	160
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	30	31
Organon & Co. 144A 4.125%, 4/30/28(1)	255	246
Park River Holdings, Inc. 144A 8.000%, 3/15/31(1)	40	41
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(1)	205	218
	Par Value	Value

Financials—continued
Reinsurance Group of America, Inc. 6.650%, 9/15/55	$365	$383
Rivers Enterprise Lender LLC 144A 6.250%, 10/15/30(1)	50	51
Rocket Cos., Inc. 144A 6.375%, 8/1/33(1)	240	248
Saks Global Enterprises LLC
144A 11.000%, 12/15/29(1)	98	35
144A 11.000%, 12/15/29(1)	195	100
SGUS LLC 144A 11.000%, 12/15/29(1)	126	119
Trivium Packaging Finance B.V.
144A 8.250%, 7/15/30(1)	30	32
144A 12.250%, 1/15/31(1)	125	135
UBS Group AG
144A 9.250%(1)(4)	395	470
144A 9.250%(1)(4)	80	88
		11,794

Health Care—5.1%
AMN Healthcare, Inc. 144A 6.500%, 1/15/31(1)	5	5
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(1)	10	10
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	356	347
Community Health Systems, Inc.
144A 5.250%, 5/15/30(1)	260	235
144A 4.750%, 2/15/31(1)	160	138
CVS Health Corp. 6.750%, 12/10/54	240	248
DENTSPLY SIRONA, Inc. 8.375%, 9/12/55	255	263
LifePoint Health, Inc.
144A 9.875%, 8/15/30(1)	260	282
144A 10.000%, 6/1/32(1)	155	163
Medline Borrower LP 144A 5.250%, 10/1/29(1)	565	560
Par Pharmaceutical, Inc. Escrow 144A 0.000% (1)(6)	256	—
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(1)	260	270
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(1)	15	15
		2,536

Industrials—10.8%
Altice France S.A. 144A 5.125%, 7/15/29(1)(11)	400	342
	Par Value	Value

Industrials—continued
Chart Industries, Inc. 144A 9.500%, 1/1/31(1)	$275	$295
Cimpress plc 144A 7.375%, 9/15/32(1)	370	369
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(1)	415	403
FTAI Aviation Investors LLC
144A 7.000%, 5/1/31(1)	275	288
144A 7.000%, 6/15/32(1)	50	52
Garda World Security Corp. 144A 8.375%, 11/15/32(1)	275	285
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	430	454
Global Medical Response, Inc. 144A 7.375%, 10/1/32(1)	25	26
Herc Holdings, Inc. 144A 7.250%, 6/15/33(1)	85	89
Icahn Enterprises LP
6.250%, 5/15/26	18	18
5.250%, 5/15/27	280	275
144A 10.000%, 11/15/29(1)	210	211
LBM Acquisition LLC 144A 6.250%, 1/15/29(1)	445	412
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	365	358
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	435	430
TransDigm, Inc.
144A 6.875%, 12/15/30(1)	300	311
144A 6.625%, 3/1/32(1)	205	211
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)(3)	547	569
		5,398

Information Technology—2.7%
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(1)	280	290
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	10	10
144A 6.500%, 10/15/28(1)	340	342
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(1)	200	207
Intel Corp. 3.100%, 2/15/60	450	267
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	230	237
		1,353

Materials—7.0%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	568	187
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Materials—continued
Capstone Copper Corp. 144A 6.750%, 3/31/33(1)	$320	$330
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(1)	140	144
Fortescue Treasury Pty Ltd. 144A 5.875%, 4/15/30(1)	605	620
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	400	401
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	355	351
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	475	469
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	245	245
Taseko Mines Ltd. 144A 8.250%, 5/1/30(1)	170	180
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	234	247
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	373	347
		3,521

Utilities—6.8%
AES Corp. (The) 7.600%, 1/15/55	250	259
Alexander Funding Trust II 144A 7.467%, 7/31/28(1)	285	305
American Electric Power Co., Inc. 6.950%, 12/15/54	530	573
Dominion Energy, Inc. Series B7.000%, 6/1/54	115	125
Entergy Corp. 7.125%, 12/1/54	270	282
Ferrellgas LP
144A 5.375%, 4/1/26(1)	305	302
144A 5.875%, 4/1/29(1)	175	163
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)	60	61
144A 8.375%, 2/15/32(1)	355	364
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	235	260
Sempra 6.375%, 4/1/56	125	128
Vistra Corp. 144A 8.000% (1)(4)	278 (10)	284
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	275	288
		3,394

Total Corporate Bonds and Notes (Identified Cost $46,361)		46,709

	Par Value	Value

Leveraged Loans—0.6%
Aerospace—0.3%
Arcline FM Holdings LLC 2025 (3 month Term SOFR + 3.500%) 7.578%, 6/24/30(12)	$145	$145
Forest Prod / Containers—0.3%
Klockner Pentaplast of America, Inc. Tranche B (5 month Term SOFR + 4.975%) 9.019%, 2/12/26(12)	299	144
Health Care—0.0%
Lannett Co., Inc. First Lien (3 month Term SOFR + 2.000%) 2.000%, 6/16/30(6)(12)	13	10
Total Leveraged Loans (Identified Cost $441)		299

	Shares
Preferred Stock—0.5%
Financials—0.5%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	250 (10)	245
Total Preferred Stock (Identified Cost $250)		245

Common Stocks—0.2%
Consumer Discretionary—0.0%
MYT Holding LLC Class B(6)(13)	33,144	7
NMG Parent LLC Escrow(6)(13)	116	—
		7

Energy—0.0%
Talos Energy, Inc.(13)	2,973	28
Health Care—0.2%
Endo GUC Trust Class A Escrow(6)(13)	3,813	—
Envision Healthcare Corp.(13)	720	11
Lannett Co., Inc.(6)(13)	2,911	—
Mallinckrodt(13)	654	68
		79

Total Common Stocks (Identified Cost $249)		114

Total Long-Term Investments—94.8% (Identified Cost $47,301)		47,367

	Shares	Value

Short-Term Investment—1.1%
Money Market Mutual Fund—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(14)	544,143	$544
Total Short-Term Investment (Identified Cost $544)		544

Securities Lending Collateral—2.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(14)(15)	1,208,280	1,208
Total Securities Lending Collateral (Identified Cost $1,208)		1,208

TOTAL INVESTMENTS—98.3% (Identified Cost $49,053)		$49,119
Other assets and liabilities, net—1.7%		840
NET ASSETS—100.0%		$49,959

Abbreviations:
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)
Security exempt from registration under
Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt
from registration, normally to qualified
institutional buyers. At September 30, 2025, these
securities amounted to a value of $37,949 or
76.0% of net assets.

(2)	Security in default; no interest payments are being received.
(3)	All or a portion of security is on loan.
(4)	No contractual maturity date.
(5)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Amount is less than $500 (not in thousands).
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet High Yield Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
(8)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(9)	100% of the income received was in PIK.
(10)	Value shown as par value.
(11)	Security in default; interest payments are being received.
(12)
Variable rate security. Rate disclosed is as of
September 30, 2025. Information in parenthesis
represents benchmark and reference rate for each
security. Certain variable rate securities are not
based on a published reference rate and spread
but are determined by the issuer or agent and are
based on current market conditions, or, for
mortgage-backed securities, are impacted by the
individual mortgages which are paying off over
time. These securities do not indicate a reference
rate and spread in their descriptions.

(13)	Non-income producing.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	79%
Canada	7
Luxembourg	3
France	2
Australia	2
United Kingdom	1
Cayman Islands	1
Other	5
Total	100%
† % of total investments as of September 30, 2025.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$46,709	$—	$46,709	$—
Leveraged Loans	299	—	289	10 (1)
Equity Securities:
Preferred Stock	245	—	245	—
Common Stocks	114	28	79	7 (1)
Money Market Mutual Fund	544	544	—	—
Securities Lending Collateral	1,208	1,208	—	—
Total Investments	$49,119	$1,780	$47,322	$17

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2025.
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—6.9%
U.S. Treasury Notes
4.625%, 6/30/26	$10,590	$10,653
4.375%, 8/15/26	11,350	11,409
4.000%, 7/31/29	9,735	9,843
Total U.S. Government Securities (Identified Cost $31,715)		31,905

Foreign Government Securities—0.8%
Dominican Republic
144A 5.500%, 2/22/29(1)	287	293
RegS 6.950%, 3/15/37(2)	499	533
Federative Republic of Brazil 6.625%, 3/15/35	503	523
Republic of Guatemala 144A 6.600%, 6/13/36(1)	80	85
Republic of Philippines
4.375%, 3/5/30	140	142
4.750%, 3/5/35	140	141
Romania Government International Bond
144A 5.875%, 1/30/29(1)	1,005	1,033
144A 7.125%, 1/17/33(1)	485	517
144A 6.625%, 5/16/36(1)	232	235
Total Foreign Government Securities (Identified Cost $3,405)		3,502

Mortgage-Backed Securities—27.0%
Agency—7.8%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	2,313	2,390
Pool #SD3238 5.500%, 12/1/52	1,030	1,042
Pool #SD8309 6.000%, 3/1/53	2,985	3,062
Pool #SD8350 6.000%, 8/1/53	1,635	1,674
Pool #SD8494 5.500%, 1/1/55	4,737	4,778
Pool #SL1127 6.000%, 12/1/54	4,181	4,273
Federal National Mortgage Association
Pool #AC3654 5.000%, 10/1/39	47	48
Pool #AD3841 4.500%, 4/1/40	14	14
Pool #AL7532 3.000%, 11/1/27	36	36
Pool #AO5149 3.000%, 6/1/27	12	11
Pool #AS5730 3.000%, 9/1/30	172	168
	Par Value	Value

Agency—continued
Pool #FA0685 6.000%, 1/1/55	$2,563	$2,622
Pool #FA1728 6.000%, 10/1/53	4,512	4,619
Pool #FS4438 5.000%, 11/1/52	1,868	1,861
Pool #FS8791 6.000%, 8/1/54	1,808	1,857
Pool #MA0908 4.000%, 11/1/31	54	54
Pool #MA3663 3.500%, 5/1/49	140	130
Pool #MA4805 4.500%, 11/1/52	1,934	1,885
Pool #MA5072 5.500%, 7/1/53	1,779	1,796
Pool #MA5139 6.000%, 9/1/53	3,348	3,430
		35,750

Non-Agency—19.2%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(3)	300	290
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.894%, 6/15/40(1)(3)	1,525	1,533
AMSR Trust 2021-SFR2, C 144A 1.877%, 8/17/38(1)	1,010	983
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(1)(3)	404	389
2020-R1, A2 144A 1.247%, 4/25/53(1)(3)	306	291
2021-8, A1 144A 1.820%, 11/25/66(1)(3)	1,699	1,522
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(3)	515	503
2020-1, A1B 144A 2.100%, 3/25/55(1)	485	467
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.070%, 3/15/37(1)(3)	920	872
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 5.448%, 7/15/37(1)(3)	1,350	1,318
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(3)	155	152
	Par Value	Value

Non-Agency—continued
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.542%, 3/15/41(1)(3)	$881	$881
BX Trust
2019-OC11, A 144A 3.202%, 12/9/41(1)	460	435
2019-OC11, B 144A 3.605%, 12/9/41(1)	951	906
2019-OC11, D 144A 4.075%, 12/9/41(1)(3)	710	671
2022-CLS, A 144A 5.760%, 10/13/27(1)	1,721	1,734
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.693%, 3/15/30(1)(3)	892	889
CENT 2025-CITY, A 144A 5.091%, 7/10/40(1)(3)	1,130	1,143
Chase Mortgage Finance Corp. 2016-SH2, M2 144A 3.750%, 12/25/45(1)(3)	278	261
Citigroup Mortgage Loan Trust, Inc.
2019-RP1, A1 144A 3.500%, 1/25/66(1)(3)	704	691
2025-INV1, A2 144A 6.000%, 1/25/55(1)(3)	733	743
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(1)(3)	1,165	1,147
2022-4, A1 144A 4.301%, 3/25/67(1)(3)	469	467
2023-3, A1 144A 7.180%, 9/25/68(1)(3)	755	766
2023-4, A1 144A 7.163%, 10/25/68(1)(3)	687	699
2024-5, A1 144A 5.123%, 8/25/69(1)(3)	915	916
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(1)(3)	1,319	1,291
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(3)	3,171	2,873
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(3)	72	66
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(3)	106	102
2020-2, A1 144A 1.178%, 10/25/65(1)(3)	927	876
2021-1, A2 144A 1.003%, 2/25/66(1)(3)	353	310
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
ELM Trust 2024-ELM, A10 144A 5.994%, 6/10/39(1)(3)	$907	$916
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/41(1)(3)	895	908
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	540	527
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(1)(3)	30	27
2019-2, A52 144A 3.500%, 6/25/59(1)(3)	251	228
GCAT Trust
2020-NQM1, A1 144A 3.247%, 1/25/60(1)(3)	1,063	1,043
2023-NQM2, A1 144A 5.837%, 11/25/67(1)(3)	843	841
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(3)	1,426	1,318
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(3)	1,314	1,321
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.649%, 1/13/40(1)(3)	1,720	1,777
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.415%, 1/25/63(1)(3)	693	679
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(1)(3)	88	83
2015-1, AM1 144A 5.666%, 12/25/44(1)(3)	23	22
2015-5, A2 144A 5.925%, 5/25/45(1)(3)	112	112
2017-3, 2A2 144A 2.500%, 8/25/47(1)(3)	130	114
2017-5, A1 144A 4.967%, 10/26/48(1)(3)	68	69
2024-CES1, A1A 144A 5.919%, 6/25/54(1)(3)	579	583
2025-CES1, A1 144A 5.666%, 5/25/55(1)(3)	736	742
2025-CES2, A1 144A 5.592%, 6/25/55(1)(3)	926	934
2025-NQM2, A1 144A 5.567%, 9/25/65(1)(3)	867	875
LHOME Mortgage Trust 2024-RTL1, A1 144A 7.017%, 1/25/29(1)(3)	650	657
MetLife Securitization Trust 2019-1A, A1A 144A 3.750%, 4/25/58(1)(3)	1,120	1,107
	Par Value	Value

Non-Agency—continued
MFA Trust
2024-NQM2, A1 144A 5.272%, 8/25/69(1)(3)	$945	$946
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(3)	354	337
2021-INV1, A1 144A 0.852%, 1/25/56(1)(3)	228	222
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(3)	679	672
2019-GS2, A1 144A 2.750%, 8/25/59(1)(3)	1,011	983
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(3)	309	296
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(1)	775	807
Morgan Stanley Residential Mortgage Loan Trust
2014-1A, B2 144A 5.884%, 6/25/44(1)(3)	81	81
2024-INV4, A1 144A 6.000%, 9/25/54(1)(3)	459	466
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(1)	1,200	1,146
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(3)	326	317
2015-2A, A1 144A 3.750%, 8/25/55(1)(3)	341	331
2016-4A, A1 144A 3.750%, 11/25/56(1)(3)	860	827
2017-2A, A3 144A 4.000%, 3/25/57(1)(3)	558	542
2016-2A, A1 144A 3.750%, 11/26/35(1)(3)	440	427
2018-1A, A1A 144A 4.000%, 12/25/57(1)(3)	1,358	1,328
NYC Commercial Mortgage Trust 2025-300P, A 144A 4.879%, 7/13/42(1)(3)	1,600	1,608
NYMT Loan Trust 2022-CP1, A1 144A 2.042%, 7/25/61(1)	1,506	1,421
OBX Trust
2023-NQM10, A1 144A 6.465%, 10/25/63(1)(3)	304	308
2023-NQM5, A1A 144A 6.567%, 6/25/63(1)(3)	483	486
2023-NQM9, A1 144A 7.159%, 10/25/63(1)(3)	1,651	1,678
2024-HYB1, A1 144A 3.631%, 3/25/53(1)(3)	814	800
2024-HYB2, A1 144A 3.688%, 4/25/53(1)(3)	792	779
2024-NQM1, A1 144A 5.928%, 11/25/63(1)(3)	316	319
2024-NQM3, A1 144A 6.129%, 12/25/63(1)(3)	704	712
	Par Value	Value

Non-Agency—continued
2025-NQM4, A1 144A 5.400%, 2/25/55(1)(3)	$1,343	$1,352
2018-1, A2 (1 month Term SOFR + 0.764%) 144A 4.922%, 6/25/57(1)(3)	61	59
PMT Loan Trust 2024-INV2, A1 144A 6.000%, 12/25/59(1)(3)	705	715
PRET Trust 2025-NPL1, A1 144A 6.063%, 2/25/55(1)(3)	579	581
PRKCM Trust 2022-AFC1, A1A 144A 4.100%, 4/25/57(1)(3)	2,134	2,122
Progress Residential Trust
2021-SFR3, C 144A 2.088%, 5/17/26(1)	500	495
2021-SFR3, D 144A 2.288%, 5/17/26(1)	1,010	999
Provident Funding Mortgage Trust 2025-1, A3 144A 5.500%, 2/25/55(1)(3)	573	576
RCKT Mortgage Trust
2023-CES2, A1A 144A 6.808%, 9/25/43(1)(3)	385	390
2024-CES8, A1A 144A 5.490%, 11/25/44(1)(3)	597	602
2024-CES9, A1A 144A 5.582%, 12/25/44(1)(3)	839	848
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(1)(3)	287	285
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/41(1)(3)	1,150	1,176
RIDE 2025-SHRE, B 144A 6.020%, 2/14/47(1)(3)	900	925
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(1)	1,155	1,190
2024-CNTR, C 144A 6.471%, 11/13/41(1)	465	483
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(1)(3)	50	48
2021-3, A1 144A 1.127%, 6/25/56(1)(3)	768	680
THPT Mortgage Trust 2023-THL, A 144A 7.227%, 12/10/34(1)(3)	1,405	1,427
Towd Point Mortgage Trust
2016-2, M2 144A 3.000%, 8/25/55(1)(3)	3,370	3,249
2017-1, A2 144A 3.500%, 10/25/56(1)(3)	549	546
2018-2, A2 144A 3.500%, 3/25/58(1)(3)	1,565	1,525
2018-3, A1 144A 3.750%, 5/25/58(1)(3)	1,218	1,198
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-6, A1A 144A 3.750%, 3/25/58(1)(3)	$348	$346
2019-1, A1 144A 3.750%, 3/25/58(1)(3)	198	193
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 5.872%, 5/25/58(1)(3)	1,450	1,456
2024-1, A1 144A 4.876%, 3/25/64(1)(3)	722	733
2017-6, A2 144A 3.000%, 10/25/57(1)(3)	1,170	1,123
Verus Securitization Trust
2023-1, A1 144A 5.850%, 12/25/67(1)(3)	736	736
2023-8, A1 144A 6.259%, 12/25/68(1)(3)	534	540
2024-3, A1 144A 6.338%, 4/25/69(1)(3)	1,020	1,035
2021-R1, A1 144A 0.820%, 10/25/63(1)(3)	348	335
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(1)(3)	307	305
2021-1R, A1 144A 1.280%, 5/25/56(1)	835	779
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(1)(3)	227	196
		88,157

Total Mortgage-Backed Securities (Identified Cost $124,540)		123,907

Asset-Backed Securities—32.3%
Automobiles—16.1%
ACM Auto Trust
2024-2A, A 144A 6.060%, 2/20/29(1)	285	285
2025-3A, A 144A 5.010%, 1/22/30(1)	1,228	1,223
American Credit Acceptance Receivables Trust
2024-4, C 144A 4.910%, 8/12/31(1)	1,080	1,085
2025-1, C 144A 5.090%, 8/12/31(1)	1,320	1,331
American Heritage Auto Receivables Trust 2024-1A, A3 144A 4.900%, 9/17/29(1)	1,060	1,070
Arivo Acceptance Auto Loan Receivables Trust
2022-2A, A 144A 6.900%, 1/16/29(1)	164	166
2024-1A, B 144A 6.870%, 6/17/30(1)	1,169	1,200
	Par Value	Value

Automobiles—continued
2025-1A, A2 144A 4.920%, 5/15/29(1)	$1,130	$1,131
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	333	332
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(1)	1,750	1,716
(AESOP) 2021-1A, D 144A 4.080%, 2/20/28(1)	1,185	1,159
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	1,181	1,198
Bridgecrest Lending Auto Securitization Trust
2025-1, C 5.150%, 12/17/29	955	960
2025-2, D 5.620%, 3/17/31	1,150	1,165
Carmax Select Receivables Trust 2025-B, C 4.830%, 6/16/31	1,300	1,297
Carvana Auto Receivables Trust
2021-N1, C 1.300%, 1/10/28	145	142
2021-N2, C 1.070%, 3/10/28	196	191
2021-N3, D 1.580%, 6/12/28	219	213
2021-P3, B 1.420%, 8/10/27	700	681
2022-N1, C 144A 3.320%, 12/11/28(1)	198	196
2022-N1, D 144A 4.130%, 12/11/28(1)	216	215
2023-N1, C 144A 5.920%, 7/10/29(1)	1,109	1,117
2023-N4, C 144A 6.590%, 2/11/30(1)	1,005	1,033
2024-N1, B 144A 5.630%, 5/10/30(1)	1,330	1,346
2024-N2, A3 144A 5.710%, 7/10/28(1)	1,060	1,066
Consumer Portfolio Services Auto Trust 2025-A, C 144A 5.250%, 4/15/31(1)	1,000	1,010
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(1)	972	987
2024-A, C 144A 5.740%, 4/15/30(1)	990	1,001
2024-C, C 144A 5.760%, 10/15/30(1)	1,045	1,060
Credit Acceptance Auto Loan Trust
2023-2A, A 144A 5.920%, 5/16/33(1)	510	512
	Par Value	Value

Automobiles—continued
2024-1A, A 144A 5.680%, 3/15/34(1)	$800	$809
Drive Auto Receivables Trust 2024-1, C 5.430%, 11/17/31	1,035	1,049
DT Auto Owner Trust 2023-3A, C 144A 6.400%, 5/15/29(1)	1,095	1,109
Exeter Automobile Receivables Trust
2022-3A, C 5.300%, 9/15/27	51	51
2023-5A, B 6.580%, 4/17/28	481	483
2024-5A, B 4.480%, 4/16/29	1,085	1,086
2025-4A, B 4.400%, 5/15/30	1,130	1,134
Exeter Select Automobile Receivables Trust 2025-2, C 4.910%, 12/15/31	1,135	1,142
FHF Issuer Trust
2024-1A, A2 144A 5.690%, 2/15/30(1)	676	682
2024-1A, B 144A 6.260%, 3/15/30(1)	1,000	1,010
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	268	270
FinBe USA Trust 2025-1A, A 144A 5.700%, 12/15/28(1)	1,050	1,050
First Investors Auto Owner Trust 2021-2A, C 144A 1.470%, 11/15/27(1)	1,029	1,021
Flagship Credit Auto Trust 2024-3, B 144A 5.350%, 7/16/29(1)	1,070	1,062
Foursight Capital Automobile Receivables Trust 2023-2, A2 144A 5.990%, 5/15/28(1)	169	170
GLS Auto Receivables Issuer Trust
2021-3A, E 144A 3.200%, 10/16/28(1)	1,180	1,163
2022-2A, D 144A 6.150%, 4/17/28(1)	1,731	1,744
2025-1A, D 144A 5.610%, 11/15/30(1)	1,150	1,174
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(1)	1,315	1,346
2023-2A, A3 144A 6.380%, 2/15/29(1)	805	822
2024-3A, B 144A 5.640%, 8/15/30(1)	840	860
2025-1A, B 144A 5.040%, 2/15/31(1)	1,825	1,857
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(1)	$427	$434
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	1,698	1,696
2022-1A, A 144A 5.210%, 6/15/27(1)	34	34
2023-2A, D 144A 6.300%, 2/15/31(1)	825	843
2023-3A, D 144A 6.920%, 12/16/30(1)	1,000	1,036
2023-4A, C 144A 6.760%, 3/15/29(1)	1,023	1,056
2024-3A, C 144A 4.930%, 3/15/30(1)	1,295	1,308
2025-1A, D 144A 5.520%, 5/17/32(1)	1,225	1,253
Lendbuzz Auto Receivables Trust 0.000%, 11/15/27	976	979
Lendbuzz Securitization Trust
2024-1A, A2 144A 6.190%, 8/15/29(1)	439	442
2024-2A, A2 144A 5.990%, 5/15/29(1)	712	716
2024-3A, A2 144A 4.970%, 10/15/29(1)	777	777
2025-1A, A2 144A 5.100%, 10/15/30(1)	909	910
2025-1A, B 144A 5.470%, 11/15/30(1)	1,110	1,121
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(1)	384	386
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(1)	1,210	1,213
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(1)	930	937
Prestige Auto Receivables Trust 2023-2A, B 144A 6.640%, 12/15/27(1)	759	762
SAFCO Auto Receivables Trust
2024-1A, B 144A 6.310%, 11/20/28(1)	995	999
2025-1A, A 144A 5.460%, 9/10/29(1)	1,080	1,077
Santander Drive Auto Receivables Trust 2022-5, C 4.740%, 10/16/28	552	552
SBNA Auto Receivables Trust 2024-A, C 144A 5.590%, 1/15/30(1)	722	736
	Par Value	Value

Automobiles—continued
United Auto Credit Securitization Trust 2022-2, D 144A 6.840%, 1/10/28(1)	$731	$733
Veros Auto Receivables Trust 2025-1, B 144A 5.540%, 7/16/29(1)	1,140	1,148
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(1)	515	513
2023-1A, C 144A 5.740%, 8/15/28(1)	1,100	1,107
2024-1A, B 144A 5.550%, 11/15/27(1)	1,182	1,190
2024-2A, B 144A 5.620%, 3/15/30(1)	1,000	1,013
2025-2A, C 144A 4.850%, 1/15/31(1)	1,400	1,407
		73,560

Collateralized Loan Obligation—0.3%
GoldenTree Loan Management U.S. CLO 9 Ltd. 2021-9A, AR (3 month Term SOFR + 1.500%, Cap N/A, Floor 1.500%) 144A 5.825%, 4/20/37(1)(3)	1,300	1,305
Consumer Loans—1.6%
ACHV ABS Trust
2024-1PL, A 144A 5.900%, 4/25/31(1)	200	202
2025-1PL, B 144A 5.040%, 4/26/32(1)	398	399
Marlette Funding Trust
2023-2A, B 144A 6.540%, 6/15/33(1)	53	54
2024-1A, B 144A 6.070%, 7/17/34(1)	1,036	1,043
OneMain Financial Issuance Trust
2022-3A, A 144A 5.940%, 5/15/34(1)	429	432
2025-1A, B 144A 5.050%, 7/14/38(1)	1,130	1,143
Oportun Issuance Trust
2021-C, A 144A 2.180%, 10/8/31(1)	881	865
2025-A, A 144A 5.010%, 2/8/33(1)	1,100	1,102
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(1)	237	237
2024-1A, B 144A 6.290%, 2/18/31(1)	1,205	1,216
2025-1A, A 144A 4.960%, 8/16/32(1)	720	722
		7,415

	Par Value	Value

Credit Card—0.7%
American Express Credit Account Master Trust 2025-5, A 4.510%, 7/15/32	$1,300	$1,328
Discover Card Execution Note Trust 2023-A2, A 4.930%, 6/15/28	1,890	1,902
		3,230

Equipment—0.1%
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(1)	554	557
Other—13.5%
Affirm Asset Securitization Trust
2024-X2, A 144A 5.220%, 12/17/29(1)	252	253
2025-X1, A 144A 5.080%, 4/15/30(1)	740	742
Affirm Master Trust Series 2025-3A, A 144A 4.450%, 10/16/34(1)	1,140	1,138
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(1)	464	468
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(1)	163	159
2019-A, C 144A 4.010%, 7/16/40(1)	956	938
2024-A, B 144A 5.060%, 4/18/50(1)	1,080	1,092
Auxilior Term Funding LLC 2023-1A, C 144A 6.500%, 11/15/30(1)	1,435	1,488
BHG Securitization Trust 2021-B, B 144A 1.670%, 10/17/34(1)	878	865
Business Jet Securities LLC 2024-2A, A 144A 5.364%, 9/15/39(1)	900	904
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(1)	265	258
Castlelake Aircraft Structured Trust 2025-1A, A 144A 5.783%, 2/15/50(1)	1,274	1,294
CCG Receivables Trust
2023-1, A2 144A 5.820%, 9/16/30(1)	97	97
2024-1, B 144A 5.080%, 3/15/32(1)	1,250	1,271
2025-1, C 144A 4.890%, 10/14/32(1)	1,165	1,178
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Other—continued
COOPR Residential Mortgage Trust 2025-CES3, A1A 144A 4.840%, 9/25/60(1)(3)	$910	$908
CoreVest American Finance Trust 2018-1, D 144A 4.920%, 6/15/51(1)	973	974
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(1)	179	180
2023-2, B 144A 6.410%, 5/15/34(1)	1,000	1,017
2025-1, B 144A 4.980%, 8/15/35(1)	1,170	1,183
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(1)	495	512
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(1)	1,300	1,352
Foundation Finance Trust
2023-2A, A 144A 6.530%, 6/15/49(1)	537	560
2024-2A, A 144A 4.600%, 3/15/50(1)	727	729
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(1)	872	808
GreenSky Home Improvement Issuer Trust 2024-2, A2 144A 5.250%, 10/27/59(1)	266	267
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,867	1,800
Hilton Grand Vacations Trust 2024-2A, A 144A 5.500%, 3/25/38(1)	503	513
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	424	416
HINNT LLC
2024-A, A 144A 5.490%, 3/15/43(1)	940	957
2025-A, B 144A 5.450%, 3/15/44(1)	915	923
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(1)	995	993
Mariner Finance Issuance Trust 2025-AA, A 144A 4.980%, 5/20/38(1)	1,120	1,132
MMP Capital LLC 2025-A, B 144A 5.720%, 12/15/31(1)	1,365	1,389
MVW LLC
2020-1A, A 144A 1.740%, 10/20/37(1)	532	520
2021-1WA, B 144A 1.440%, 1/22/41(1)	256	247
	Par Value	Value

Other—continued
2024-1A, A 144A 5.320%, 2/20/43(1)	$748	$764
NMEF Funding LLC
2023-A, B 144A 6.830%, 6/17/30(1)	1,000	1,023
2024-A, A2 144A 5.150%, 12/15/31(1)	678	683
2025-A, B 144A 5.180%, 7/15/32(1)	1,160	1,172
Octane Receivables Trust
2023-1A, C 144A 6.370%, 9/20/29(1)	1,450	1,474
2023-3A, B 144A 6.480%, 7/20/29(1)	1,179	1,199
2024-1A, B 144A 5.660%, 5/20/30(1)	1,045	1,061
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(1)	1,124	1,140
PEAC Solutions Receivables LLC
2024-1A, B 144A 5.790%, 11/20/30(1)	1,050	1,078
2025-1A, C 144A 5.490%, 7/20/32(1)	800	810
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(1)	1,040	1,060
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(1)	515	532
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(1)	1,290	1,301
RCKT Mortgage Trust
2023-CES3, A1A 144A 7.113%, 11/25/43(1)(3)	1,273	1,295
2024-CES3, A1A 144A 6.591%, 5/25/44(1)(3)	1,020	1,036
2025-CES5, A1A 144A 5.687%, 5/25/55(1)(3)	1,093	1,108
RCKT Trust 2025-1A, B 144A 4.990%, 7/25/34(1)	1,365	1,371
Reach ABS Trust 2025-2A, B 144A 5.120%, 8/18/32(1)	1,135	1,144
Regional Management Issuance Trust 2024-2, A 144A 5.110%, 12/15/33(1)	1,065	1,074
Sierra Timeshare Receivables Funding LLC
2023-2A, B 144A 6.280%, 4/20/40(1)	302	310
2024-2A, A 144A 5.140%, 6/20/41(1)	448	453
	Par Value	Value

Other—continued
SoFi Consumer Loan Program Trust 2025-1, A 144A 4.800%, 2/27/34(1)	$687	$690
STAR Trust 2025-SFR5, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.601%, 2/17/42(1)(3)	659	661
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(1)	1,042	1,069
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(1)	1,355	1,362
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(1)	1,145	1,142
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(1)	573	588
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(1)(3)	282	284
Upgrade Receivables Trust 2024-1A, B 144A 5.770%, 2/18/31(1)	880	883
Upstart Securitization Trust 2025-2, A2 144A 5.220%, 6/20/35(1)	1,130	1,136
UPX HIL Issuer Trust 2025-1, A 144A 5.160%, 1/25/47(1)	654	657
VFI ABS LLC 2025-1A, A 144A 4.780%, 6/24/30(1)	433	435
Westgate Resorts LLC 2022-1A, B 144A 2.288%, 8/20/36(1)	215	213
Wingspire Equipment Finance LLC 2025-1A, A2 144A 4.330%, 9/20/33(1)	1,140	1,140
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	1,272	1,200
		62,073

Student Loan—0.0%
Commonbond Student Loan Trust 2017-AGS, A1 144A 2.550%, 5/25/41(1)	50	47
Total Asset-Backed Securities (Identified Cost $147,313)		148,187

Corporate Bonds and Notes—24.4%
Communication Services—0.9%
CCO Holdings LLC 144A 6.375%, 9/1/29(1)	616	625
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Communication Services—continued
DIRECTV Financing LLC
144A 5.875%, 8/15/27(1)	$207	$207
144A 8.875%, 2/1/30(1)	55	54
Gray Media, Inc. 144A 7.250%, 8/15/33(1)	400	396
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	940	939
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(1)	435	447
T-Mobile USA, Inc. 3.875%, 4/15/30	1,220	1,196
Univision Communications, Inc. 144A 8.000%, 8/15/28(1)	475	492
		4,356

Consumer Discretionary—1.3%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	800	817
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	1,100	1,100
Clarios Global LP 144A 6.750%, 2/15/30(1)	25	26
Ford Motor Credit Co. LLC 7.350%, 11/4/27	525	548
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)	1,155	1,124
Newell Brands, Inc. 6.375%, 9/15/27	515	522
Sodexo, Inc. 144A 5.150%, 8/15/30(1)	825	843
Tractor Supply Co. 1.750%, 11/1/30	1,100	967
		5,947

Consumer Staples—0.5%
Coty, Inc. 144A 6.625%, 7/15/30(1)	395	404
Mars, Inc. 144A 4.800%, 3/1/30(1)	640	652
Post Holdings, Inc.
144A 6.250%, 2/15/32(1)	345	355
144A 6.375%, 3/1/33(1)	365	368
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	500	499
		2,278

Energy—2.4%
Adnoc Murban Rsc Ltd. 144A 4.250%, 9/11/29(1)	90	90
BP Capital Markets plc 4.875% (4)	1,115	1,107
Buckeye Partners LP 144A 6.750%, 2/1/30(1)	290	301
Civitas Resources, Inc. 144A 8.375%, 7/1/28(1)	325	337
Enbridge, Inc. 7.375%, 1/15/83	785	816
	Par Value	Value

Energy—continued
Energy Transfer LP
8.000%, 5/15/54	$115	$123
Series G 7.125%(4)	325	336
EQT Corp. 7.500%, 6/1/27	5	5
HF Sinclair Corp. 5.750%, 1/15/31	895	926
Korea National Oil Corp. 144A 4.875%, 4/3/28(1)	200	204
Nabors Industries, Inc. 144A 7.375%, 5/15/27(1)	676	686
NGPL PipeCo LLC 144A 4.875%, 8/15/27(1)	954	957
Occidental Petroleum Corp. 5.200%, 8/1/29	1,055	1,071
Petroleos Mexicanos
6.500%, 3/13/27	1,031	1,043
7.690%, 1/23/50	178	162
Sabine Pass Liquefaction LLC 4.500%, 5/15/30	955	958
South Bow Canadian Infrastructure Holdings Ltd. 7.625%, 3/1/55	830	867
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(1)	960	906
		10,895

Financials—11.2%
AerCap Ireland Capital DAC
6.450%, 4/15/27	243	251
6.950%, 3/10/55	411	430
6.500%, 1/31/56	475	490
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%)7.411%, 8/15/53(3)	435	436
Ally Financial, Inc. 5.543%, 1/17/31	830	846
American Express Co.
5.085%, 1/30/31	360	371
(SOFR + 0.750%) 5.053%, 4/23/27(3)	415	416
(SOFR + 0.930%) 5.230%, 7/26/28(3)	86	86
American National Group, Inc. 7.000%, 12/1/55	171	176
Avolon Holdings Funding Ltd.
144A 2.528%, 11/18/27(1)	69	66
144A 5.750%, 11/15/29(1)	775	805
144A 5.375%, 5/30/30(1)	235	241
Bank of America Corp.
6.125%(4)	445	450
1.734%, 7/22/27	1,175	1,152
2.551%, 2/4/28	444	435
Barclays plc
7.325%, 11/2/26	370	371
7.385%, 11/2/28	360	382
Blackstone Private Credit Fund 5.950%, 7/16/29	520	535
	Par Value	Value

Financials—continued
Block, Inc.
6.500%, 5/15/32	$730	$756
144A 5.625%, 8/15/30(1)	50	51
Blue Owl Finance LLC 3.125%, 6/10/31	1,080	983
BPCE S.A. 144A 5.975%, 1/18/27(1)	610	612
Capital One Financial Corp. 4.493%, 9/11/31	895	888
Charles Schwab Corp. (The) Series H4.000% (4)	947	889
Citigroup, Inc.
4.503%, 9/11/31	790	790
(SOFR + 1.280%) 5.513%, 2/24/28(3)	962	972
Series X 3.875%(4)	1,110	1,100
Citizens Financial Group, Inc. 5.841%, 1/23/30	427	445
Corebridge Financial, Inc. 6.875%, 12/15/52	939	963
Deutsche Bank AG
2.311%, 11/16/27	165	161
6.819%, 11/20/29	150	160
4.999%, 9/11/30	665	675
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(1)	675	659
F&G Annuities & Life, Inc. 6.500%, 6/4/29	835	871
Fifth Third Bancorp
4.055%, 4/25/28	255	254
4.895%, 9/6/30	638	648
Flutter Treasury DAC 144A 5.875%, 6/4/31(1)	535	543
Foundry JV Holdco LLC 144A 5.900%, 1/25/30(1)	415	438
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(1)	195	206
Goldman Sachs Group, Inc. (The) (3 month Term SOFR + 2.012%)6.325%, 10/28/27(3)	1,750	1,777
HA Sustainable Infrastructure Capital, Inc. 6.150%, 1/15/31	420	431
HAT Holdings I LLC 144A 8.000%, 6/15/27(1)	295	307
Huntington Bancshares, Inc.
6.208%, 8/21/29	370	389
5.272%, 1/15/31	505	520
Imperial Brands Finance plc 144A 5.500%, 2/1/30(1)	830	861
JH North America Holdings, Inc. 144A 5.875%, 1/31/31(1)	915	929
JPMorgan Chase & Co.
1.578%, 4/22/27	520	513
2.956%, 5/13/31	775	727
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Financials—continued
(SOFR + 1.180%) 5.413%, 2/24/28(3)	$1,500	$1,514
KeyCorp 5.121%, 4/4/31(5)	905	929
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	1,110	1,100
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	1,385	1,360
Morgan Stanley
2.475%, 1/21/28	1,016	994
5.123%, 2/1/29	1,185	1,211
MSCI, Inc. 144A 3.625%, 9/1/30(1)	992	947
NextEra Energy Capital Holdings, Inc. 6.375%, 8/15/55	1,150	1,194
Northern Trust Corp. 3.375%, 5/8/32	695	681
OneMain Finance Corp.
6.625%, 1/15/28	185	189
6.750%, 3/15/32	340	346
PNC Financial Services Group, Inc. (The) 5.222%, 1/29/31	1,105	1,142
Repsol E&P Capital Markets U.S. LLC 144A 5.204%, 9/16/30(1)	260	262
RGA Global Funding
144A 5.448%, 5/24/29(1)	422	438
144A 5.250%, 1/9/30(1)	660	682
Rocket Cos., Inc. 144A 6.125%, 8/1/30(1)	160	164
Societe Generale S.A. 144A 5.634%, 1/19/30(1)	560	577
South Bow USA Infrastructure Holdings LLC 5.026%, 10/1/29	780	789
State Street Corp.
5.684%, 11/21/29	435	456
Series I 6.700%(4)	390	406
Stellantis Finance U.S., Inc. 144A 5.750%, 3/18/30(1)	710	722
Synchrony Financial 3.700%, 8/4/26	304	302
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	1,020	1,005
Toronto-Dominion Bank (The) 8.125%, 10/31/82	870	920
Truist Bank 4.632%, 9/17/29	720	725
Truist Financial Corp. 7.161%, 10/30/29	610	661
U.S. Bancorp
5.046%, 2/12/31	675	692
4.967%, 7/22/33	490	492
UBS AG 5.650%, 9/11/28	600	627
UBS Group AG 144A 9.250% (1)(4)	395	435
Wells Fargo & Co.
3.526%, 3/24/28	385	382
	Par Value	Value

Financials—continued
6.303%, 10/23/29	$730	$773
5.150%, 4/23/31	450	464
Wrangler Holdco Corp. 144A 6.625%, 4/1/32(1)	275	287
		51,325

Health Care—1.8%
Community Health Systems, Inc. 144A 5.250%, 5/15/30(1)	905	819
CVS Health Corp. 7.000%, 3/10/55	555	583
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,060	975
HCA, Inc. 5.450%, 4/1/31	1,035	1,076
IQVIA, Inc.
5.700%, 5/15/28	750	774
6.250%, 2/1/29	435	458
144A 6.250%, 6/1/32(1)	140	144
Royalty Pharma plc 5.150%, 9/2/29	1,030	1,057
Smith & Nephew plc 2.032%, 10/14/30	1,265	1,131
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(1)	25	25
Universal Health Services, Inc. 1.650%, 9/1/26	1,205	1,176
Viatris, Inc. 144A 2.300%, 6/22/27(1)	— (6)	— (6)
		8,218

Industrials—2.0%
Air Canada 144A 3.875%, 8/15/26(1)	895	887
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	1,012	1,014
Aviation Capital Group LLC
144A 5.375%, 7/15/29(1)	605	620
144A 6.375%, 7/15/30(1)	205	219
Boeing Co. (The)
6.259%, 5/1/27	320	329
6.388%, 5/1/31	330	359
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	815	740
Builders FirstSource, Inc. 144A 4.250%, 2/1/32(1)	360	339
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	1,083	992
Herc Holdings, Inc. 144A 7.000%, 6/15/30(1)	105	109
Hexcel Corp. 4.200%, 2/15/27	1,203	1,198
Hilton Domestic Operating Co., Inc. 144A 5.750%, 9/15/33(1)	480	486
	Par Value	Value

Industrials—continued
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	$473	$444
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(1)	95	98
Regal Rexnord Corp.
6.050%, 2/15/26	256	257
6.050%, 4/15/28	391	405
6.300%, 2/15/30	235	249
TransDigm, Inc. 144A 6.750%, 8/15/28(1)	400	408
		9,153

Information Technology—1.1%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)(5)	1,081	1,055
Broadcom, Inc. 4.350%, 2/15/30	855	859
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(1)	515	534
Gartner, Inc. 144A 3.750%, 10/1/30(1)	710	670
Kyndryl Holdings, Inc. 2.700%, 10/15/28	692	659
Oracle Corp. 6.250%, 11/9/32	450	489
Vontier Corp. 2.400%, 4/1/28	825	785
		5,051

Materials—1.4%
Bayport Polymers LLC 144A 4.743%, 4/14/27(1)	1,185	1,189
Berry Global, Inc. 5.800%, 6/15/31	915	967
Fortescue Treasury Pty Ltd. 144A 5.875%, 4/15/30(1)	615	630
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)(5)	560	554
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(1)	1,038	1,022
Smurfit Kappa Treasury ULC 5.200%, 1/15/30	789	811
Sonoco Products Co. 4.600%, 9/1/29	1,145	1,152
		6,325

Real Estate—0.2%
EPR Properties 4.950%, 4/15/28	735	741
Office Properties Income Trust 144A 9.000%, 9/30/29(1)(7)	268	171
		912

See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Utilities—1.6%
AES Corp. (The) 7.600%, 1/15/55	$395	$409
Algonquin Power & Utilities Corp. 5.365%, 6/15/26(8)	425	428
Electricite de France S.A. 144A 5.700%, 5/23/28(1)	690	714
Entergy Corp. 7.125%, 12/1/54	835	872
National Grid plc 5.602%, 6/12/28	617	639
NiSource, Inc. 6.950%, 11/30/54	510	531
Puget Energy, Inc. 2.379%, 6/15/28	823	781
Southern California Edison Co. 5.450%, 6/1/31	670	690
Southern Co. (The) Series 21-A3.750%, 9/15/51	1,640	1,618
Venture Global Plaquemines LNG LLC
144A 7.500%, 5/1/33(1)	35	39
144A 6.500%, 1/15/34(1)	85	89
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)	705	737
		7,547

Total Corporate Bonds and Notes (Identified Cost $110,111)		112,007

Leveraged Loans—3.2%
Aerospace—0.2%
American Airlines, Inc. (3 month Term SOFR + 2.250%) 6.575%, 4/20/28(3)	324	324
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 6.163%, 10/31/31(3)	301	301
Tranche B-2 (1 month Term SOFR + 2.000%) 6.163%, 10/31/31(3)	114	114
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 6.502%, 2/28/31(3)	351	351
		1,090

Chemicals—0.0%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.413%, 2/18/30(3)	239	215
Consumer Durables—0.1%
Resideo Funding, Inc. (3 month Term SOFR + 2.000%) 6.038%, 8/13/32(3)	275	275
	Par Value	Value

Energy—0.3%
Epic Crude Services LP Tranche B (3 month Term SOFR + 2.500%) 6.828%, 10/15/31(3)	$368	$368
Freeport LNG Investments LLP 2025, Tranche B (3 month Term SOFR + 3.250%) 7.575%, 12/21/28(3)	123	123
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 6.286%, 10/4/30(3)	450	449
Hilcorp Energy I LP Tranche B (1 month Term SOFR + 2.000%) 6.150%, 2/11/30(3)	159	159
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 6.416%, 10/5/28(3)	227	227
Paragon Offshore Finance Co. Escrow 0.000%, (7)(9)	1	—
		1,326

Financials—0.1%
Citadel Securities LP 2024 (1 month Term SOFR + 2.000%) 6.163%, 10/31/31(3)	381	382
Food / Tobacco—0.2%
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.000%) 6.197%, 9/30/31(3)	418	415
Red SPV LLC (1 month Term SOFR + 2.250%) 6.386%, 3/15/32(3)	359	358
		773

Gaming / Leisure—0.5%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 6.413%, 2/6/30(3)	212	211
Flutter Entertainment plc
2024, Tranche B (3 month Term SOFR + 1.750%) 5.752%, 11/30/30(3)	465	463
Tranche B (3 month Term SOFR + 2.000%) 6.002%, 6/4/32(3)	100	99
Life Time, Inc. 2025, Tranche B, First Lien (1 month Term SOFR + 2.000%) 6.250%, 11/5/31(3)	423	422
	Par Value	Value

Gaming / Leisure—continued
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 7.028%, 3/13/28(3)	$597	$588
UFC Holdings LLC Tranche B-5 (2 month Term SOFR + 2.000%) 6.038%, 11/21/31(3)	411	412
		2,195

Health Care—0.3%
Grifols Worldwide Operations USA, Inc. Tranche B (1 month Term SOFR + 2.100%) 6.263%, 11/15/27(3)	455	453
Medline Borrower LP 2030 (1 month Term SOFR + 2.000%) 6.163%, 10/23/30(3)	349	349
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.663%, 2/21/31(3)	419	419
		1,221

Housing—0.1%
Quikrete Holdings, Inc. 2029, Tranche B (1 month Term SOFR + 2.250%) 6.413%, 3/19/29(3)	364	364
Information Technology—0.1%
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.163%, 1/31/31(3)	418	418
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.320%, 2/10/31(3)	301	300
		718

Manufacturing—0.1%
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.663%, 11/3/31(3)	247	248
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 5.913%, 6/4/31(3)	431	430
		678

Media / Telecom - Broadcasting—0.1%
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.778%, 1/31/29(3)	449	447
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—0.3%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 6.541%, 12/15/31(3)	$431	$431
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.413%, 9/18/30(3)	354	353
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.820%, 8/2/29(3)	243	243
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 6.765%, 1/31/28(3)	194	193
		1,220

Media / Telecom - Diversified Media—0.1%
Formula One Management Ltd. Tranche B-1 (3 month Term SOFR + 2.000%) 6.002%, 9/30/31(3)	440	440
Retail—0.1%
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 6.413%, 6/11/31(3)	246	241
Skechers U.S.A., Inc. Tranche B-1 (3 month Term SOFR + 3.250%) 7.308%, 9/12/32(3)	125	126
		367

Service—0.3%
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.413%, 9/29/31(3)	328	327
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.502%, 11/24/28(3)	431	416
Prime Security Services Borrower LLC Tranche B-1 (6 month Term SOFR + 2.000%) 6.129%, 10/13/30(3)	435	434
		1,177

Transportation - Automotive—0.0%
Belron Finance 2019 LLC 2031 (3 month Term SOFR + 2.500%) 6.742%, 10/16/31(3)	226	227
	Par Value	Value

Utilities—0.3%
Astoria Energy LLC Tranche B (1 month Term SOFR + 2.750%) 6.913%, 6/23/32(3)	$256	$257
Calpine Corp. Tranche B-10 (1 month Term SOFR + 1.750%) 5.913%, 1/31/31(3)	460	459
Cornerstone Generation LLC Tranche B (3 month Term SOFR + 3.250%) 7.476%, 8/11/32(3)	420	423
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.530%, 1/27/31(3)	428	428
		1,567

Total Leveraged Loans (Identified Cost $14,714)		14,682

	Shares
Affiliated Exchange-Traded Funds—1.5%
Financials—1.5%
Virtus Newfleet ABS/MBS ETF(10)(11)	185,453	4,512
Virtus Newfleet Short Duration High Yield Bond ETF(5)(10)(11)	103,000	2,264
		6,776

Total Affiliated Exchange-Traded Funds (Identified Cost $6,792)		6,776

Total Long-Term Investments—96.1% (Identified Cost $438,590)		440,966

Short-Term Investment—2.0%
Money Market Mutual Fund—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(11)	9,061,001	9,061
Total Short-Term Investment (Identified Cost $9,061)		9,061

	Shares	Value

Securities Lending Collateral—0.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(11)(12)	1,798,887	$1,799
Total Securities Lending Collateral (Identified Cost $1,799)		1,799

TOTAL INVESTMENTS—98.5% (Identified Cost $449,450)		$451,826
Other assets and liabilities, net—1.5%		6,907
NET ASSETS—100.0%		$458,733

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
plc	Public Limited Company
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Footnote Legend:
(1)
Security exempt from registration under
Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt
from registration, normally to qualified
institutional buyers. At September 30, 2025, these
securities amounted to a value of $261,842 or
57.1% of net assets.

(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)
Variable rate security. Rate disclosed is as of
September 30, 2025. Information in parenthesis
represents benchmark and reference rate for each
security. Certain variable rate securities are not
based on a published reference rate and spread
but are determined by the issuer or agent and are
based on current market conditions, or, for
mortgage-backed securities, are impacted by the
individual mortgages which are paying off over
time. These securities do not indicate a reference
rate and spread in their descriptions.

(4)	No contractual maturity date.
(5)	All or a portion of security is on loan.
(6)	Amount is less than $500 (not in thousands).
(7)	Security in default; no interest payments are being received.
(8)	Represents step coupon bond. Rate shown reflects the rate in effect as of September 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Low Duration Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
(9)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(10)	Affiliated investment. See Note 3G in Notes to Financial Statements.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings (Unaudited)†
United States	94%
United Kingdom	1
Canada	1
Ireland	1
Cayman Islands	1
France	1
Romania	1
Total	100%
† % of total investments as of September 30, 2025.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$31,905	$—	$31,905	$—
Foreign Government Securities	3,502	—	3,502	—
Mortgage-Backed Securities	123,907	—	123,907	—
Asset-Backed Securities	148,187	—	148,187	—
Corporate Bonds and Notes	112,007	—	112,007	—
Leveraged Loans	14,682	—	14,682	— (1)
Affiliated Exchange-Traded Funds	6,776	6,776	—	—
Money Market Mutual Fund	9,061	9,061	—	—
Securities Lending Collateral	1,799	1,799	—	—
Total Investments	$451,826	$17,636	$434,190	$—

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2025.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—4.5%
U.S. Treasury Bonds
4.000%, 11/15/52	$2,140	$1,894
3.625%, 5/15/53	1,070	884
4.250%, 2/15/54	4,515	4,168
4.250%, 8/15/54	1,010	932
4.500%, 11/15/54	3,100	2,985
4.625%, 2/15/55	10,155	9,982
U.S. Treasury Notes
4.250%, 1/31/30	5,595	5,713
3.875%, 7/31/30	2,080	2,092
4.000%, 2/15/34	855	853
4.625%, 2/15/35	8,015	8,329
Total U.S. Government Securities (Identified Cost $37,976)		37,832

Foreign Government Securities—14.4%
Abu Dhabi Government International Bond 144A 5.000%, 4/30/34(2)	607	643
Arab Republic of Egypt
144A 8.625%, 2/4/30(2)	243	258
144A 5.875%, 2/16/31(2)	1,204	1,119
144A 8.500%, 1/31/47(2)	1,365	1,199
144A 8.750%, 9/30/51(2)	758	676
Benin Government International Bond
144A 7.960%, 2/13/38(2)	247	252
144A 8.375%, 1/23/41(2)	637	666
Bolivarian Republic of Venezuela 9.375%, 1/13/34(3)	2,011	538
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/31	20,810 BRL	3,422
Costa Rica Government 144A 7.300%, 11/13/54(2)	603	660
Czech Republic Government Bond 1.750%, 6/23/32	80,170 CZK	3,299
Dominican Republic
144A 6.600%, 6/1/36(2)	627	657
144A 6.950%, 3/15/37(2)	892	954
RegS 6.950%, 3/15/37(4)	1,075	1,149
Dubai Government International Bonds RegS 3.900%, 9/9/50(4)	480	363
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(2)	1,064	1,080
Federal Republic of Ethiopia 144A 6.625%, 12/11/25(2)(3)	1,185	1,135
	Par Value(1)	Value

Foreign Government Securities—continued
Federative Republic of Brazil
6.000%, 10/20/33	$1,458	$1,491
6.625%, 3/15/35	1,832	1,904
7.250%, 1/12/56	1,075	1,088
Honduras Government 144A 8.625%, 11/27/34(2)	297	327
Hungary Government International Bond
144A 6.250%, 9/22/32(2)	2,134	2,285
144A 5.500%, 6/16/34(2)	457	465
144A 6.000%, 9/26/35(2)	878	919
144A 5.500%, 3/26/36(2)	1,784	1,797
RegS 2.125%, 9/22/31(4)	315	270
Kingdom of Jordan 144A 5.850%, 7/7/30(2)	1,399	1,392
KSA Ijarah Sukuk Ltd. 144A 4.875%, 9/9/35(2)	1,164	1,174
Kyrgyz Republic International Bond 144A 7.750%, 6/3/30(2)	971	977
Lebanon Government International Bond RegS 7.000%, 3/23/32(3)(4)	1,029	227
Malaysia Government Bond 2.632%, 4/15/31	14,460 MYR	3,313
Mex Bonos Desarr
8.500%, 5/31/29	30,450 MXN	1,684
7.750%, 11/13/42	36,100 MXN	1,710
Republic of Angola
144A 8.000%, 11/26/29(2)	569	553
144A 8.750%, 4/14/32(2)	1,695	1,618
Republic of Argentina
0.750%, 7/9/30(5)	4,952	3,345
4.125%, 7/9/35(5)	1,971	1,033
Republic of Armenia 144A 3.600%, 2/2/31(2)	450	405
Republic of Cameroon RegS 9.500%, 7/31/31(4)	959	922
Republic of Chile
3.500%, 1/31/34	365	335
3.250%, 9/21/71	709	443
Republic of Colombia
7.375%, 4/25/30	531	568
8.000%, 11/14/35	2,513	2,700
7.750%, 11/7/36	455	477
8.750%, 11/14/53	421	462
Republic of Ecuador RegS 6.900%, 7/31/30(4)(5)	2,307	2,045
Republic of El Salvador
144A 8.250%, 4/10/32(2)	644	683
RegS 9.250%, 4/17/30(4)	441	480
RegS 7.650%, 6/15/35(4)	903	917
	Par Value(1)	Value

Foreign Government Securities—continued
RegS 7.625%, 2/1/41(4)	$300	$287
Republic of Gabon
144A 6.625%, 2/6/31(2)	326	263
144A 7.000%, 11/24/31(2)	333	266
RegS 9.500%, 2/18/29(4)	820	759
Republic of Ghana
144A 0.000%, 7/3/26(2)(6)	9	9
144A 0.000%, 1/3/30(2)(6)	25	22
RegS 0.000%, 7/3/26(4)(6)	4	4
RegS 0.000%, 1/3/30(4)(6)	11	9
RegS 5.000%, 7/3/35(4)(5)	1,448	1,212
Republic of Guatemala 144A 6.875%, 8/15/55(2)	1,121	1,174
Republic of Indonesia
4.550%, 1/11/28	325	328
2.850%, 2/14/30	1,050	992
4.750%, 9/10/34	720	719
5.600%, 1/15/35(7)	2,199	2,329
4.200%, 10/15/50	673	556
5.100%, 2/10/54(7)	182	174
Republic of Ivory Coast
144A 7.625%, 1/30/33(2)	744	774
144A 6.125%, 6/15/33(2)	1,092	1,046
144A 8.075%, 4/1/36(2)	409	423
Republic of Kenya 144A 9.500%, 3/5/36(2)	1,206	1,234
Republic of Nigeria
144A 7.375%, 9/28/33(2)	1,012	957
144A 10.375%, 12/9/34(2)	1,636	1,821
Republic of Panama
3.875%, 3/17/28	655	644
8.000%, 3/1/38	294	335
3.870%, 7/23/60	1,884	1,221
Republic of Peru
2.783%, 1/23/31	271	250
5.375%, 2/8/35	628	641
3.600%, 1/15/72	831	529
Republic of Philippines
5.500%, 2/4/35	623	663
4.750%, 3/5/35	2,238	2,258
3.700%, 3/1/41	781	665
Republic of Poland
4.875%, 10/4/33	464	469
5.125%, 9/18/34	1,386	1,417
5.375%, 2/12/35	3,490	3,616
5.500%, 4/4/53	207	200
Republic of Senegal
144A 6.250%, 5/23/33(2)	463	334
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
RegS 7.750%, 6/10/31(4)	$534	$431
Republic of Serbia 144A 6.500%, 9/26/33(2)	851	922
Republic of South Africa
5.875%, 6/22/30	658	674
5.650%, 9/27/47	2,109	1,692
8.750%, 2/28/48	67,900 ZAR	3,398
Republic of Sri Lanka
144A 4.000%, 4/15/28(2)	86	82
144A 3.100%, 1/15/30(2)(5)	177	166
144A 3.350%, 3/15/33(2)(5)	180	154
144A 3.600%, 6/15/35(2)(5)	1,024	747
144A 3.600%, 2/15/38(2)(5)	169	150
Republic of Turkiye
9.125%, 7/13/30	1,463	1,654
7.250%, 5/29/32	601	626
7.625%, 5/15/34	2,359	2,500
6.950%, 9/16/35	669	673
6.625%, 2/17/45	953	854
Republic of Zambia 144A 5.750%, 6/30/33(2)(5)	441	421
Republica Orient Uruguay
5.100%, 6/18/50	2,227	2,110
4.975%, 4/20/55	463	423
Romania Government International Bond
144A 5.875%, 1/30/29(2)	1,632	1,677
144A 7.125%, 1/17/33(2)	1,007	1,074
144A 6.375%, 1/30/34(2)	355	360
144A 5.750%, 3/24/35(2)	370	356
144A 6.625%, 5/16/36(2)	1,882	1,909
Saudi International Bond
144A 5.625%, 1/13/35(2)	2,100	2,239
144A 4.500%, 10/26/46(2)	2,181	1,892
RegS 5.625%, 1/13/35(4)	770	821
Trinidad & Tobago Government International Bond
144A 5.950%, 1/14/31(2)	315	321
144A 6.400%, 6/26/34(2)	187	190
UAE International Government Bond
144A 4.050%, 7/7/32(2)	344	345
144A 4.951%, 7/7/52(2)	344	332
	Par Value(1)	Value

Foreign Government Securities—continued
Ukraine Government Bond
144A 4.500%, 2/1/29(2)(5)	$24	$17
144A 0.010%, 2/1/30(2)(5)	4	2
144A 4.500%, 2/1/35(2)(5)	96	52
144A 0.010%, 2/1/36(2)(5)	12	6
144A 4.500%, 2/1/36(2)(5)	8	4
RegS 4.500%, 2/1/29(4)(5)	98	67
RegS 0.010%, 2/1/30(4)(5)	30	16
RegS 0.010%, 2/1/34(4)(5)	113	47
RegS 0.010%, 2/1/35(4)(5)	1,269	612
RegS 4.500%, 2/1/35(4)(5)	1,378	756
RegS 0.010%, 2/1/36(4)(5)	178	86
RegS 4.500%, 2/1/36(4)(5)	62	34
United Mexican States
5.375%, 3/22/33	1,097	1,096
3.500%, 2/12/34	384	334
6.350%, 2/9/35	159	168
6.875%, 5/13/37	1,027	1,109
6.625%, 1/29/38	496	521
6.338%, 5/4/53	1,210	1,177
3.771%, 5/24/61	398	252
Uzbekistan International Bond
144A 3.700%, 11/25/30(2)	304	280
144A 6.900%, 2/28/32(2)	709	762
Total Foreign Government Securities (Identified Cost $116,363)		121,270

Mortgage-Backed Securities—23.3%
Agency—9.9%
Federal Home Loan Mortgage Corporation
Pool #SD3238 5.500%, 12/1/52	249	253
Pool #SD5594 5.500%, 7/1/53	4,936	4,995
Pool #SD6322 4.500%, 8/1/53	5,206	5,091
Pool #SD8289 5.500%, 1/1/53	1,939	1,965
Pool #SD8309 6.000%, 3/1/53	3,041	3,119
Pool #SD8317 6.000%, 4/1/53	979	1,006
Pool #SD8382 5.000%, 12/1/53	5,996	5,962
	Par Value(1)	Value

Agency—continued
Pool #SD8494 5.500%, 1/1/55	$8,099	$8,169
Pool #SL0019 5.500%, 1/1/55	8,881	8,957
Pool #SL0627 6.000%, 10/1/54	7,605	7,792
Pool #SL1127 6.000%, 12/1/54	8,006	8,182
Federal National Mortgage Association
Pool #CB6857 4.500%, 8/1/53	2,085	2,034
Pool #FA1378 4.000%, 3/1/55	1,323	1,250
Pool #FA1728 6.000%, 10/1/53	6,956	7,121
Pool #FA1731 6.000%, 1/1/55	3,895	3,984
Pool #FS4438 5.000%, 11/1/52	853	850
Pool #FS7751 4.000%, 3/1/53	5,129	4,836
Pool #FS8479 5.500%, 8/1/53	3,565	3,607
Pool #MA4785 5.000%, 10/1/52	1,551	1,545
Pool #MA4805 4.500%, 11/1/52	1,317	1,283
Pool #MA5072 5.500%, 7/1/53	1,194	1,206
		83,207

Non-Agency—13.4%
A&D Mortgage Trust
2023-NQM3, A1 144A 6.733%, 7/25/68(2)(8)	1,552	1,567
2025-NQM2, A1 144A 5.790%, 6/25/70(2)(8)	1,031	1,040
ADMT 2024-NQM6, A1 144A 5.666%, 1/25/70(2)(8)	1,216	1,226
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(2)(8)	1,152	1,118
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.894%, 6/15/40(2)(8)	2,200	2,211
AMSR Trust
2021-SFR2, C 144A 1.877%, 8/17/38(2)	510	496
2021-SFR3, D 144A 2.177%, 10/17/38(2)	540	524
Angel Oak Mortgage Trust
2022-5, A1 144A 4.500%, 5/25/67(2)(8)	2,848	2,832
2023-1, A1 144A 4.750%, 9/26/67(2)(8)	3,183	3,169
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(8)	60	59
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2019-2, A1 144A 3.347%, 4/25/49(2)(8)	$147	$143
2020-1, A3 144A 3.328%, 3/25/55(2)	2,163	1,972
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.070%, 3/15/37(2)(8)	1,625	1,540
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 5.448%, 7/15/37(2)(8)	2,296	2,241
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(2)(8)	101	99
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.542%, 3/15/41(2)(8)	1,409	1,410
BX Trust
2019-OC11, B 144A 3.605%, 12/9/41(2)	1,130	1,077
2019-OC11, D 144A 4.075%, 12/9/41(2)(8)	847	801
2022-CLS, A 144A 5.760%, 10/13/27(2)	1,773	1,786
CENT 2025-CITY, A 144A 5.091%, 7/10/40(2)(8)	2,010	2,033
Chase Home Lending Mortgage Trust 2024-RPL4, A1A 144A 3.375%, 12/25/64(2)(8)	2,053	1,858
Chase Mortgage Finance Corp.
2016-SH2, M2 144A 3.750%, 12/25/45(2)(8)	314	294
2016-SH2, M4 144A 3.750%, 12/25/45(2)(8)	1,395	1,291
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(8)	767	732
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(2)(8)	335	330
COLT Mortgage Loan Trust
2022-4, A1 144A 4.301%, 3/25/67(2)(8)	921	918
2024-5, A1 144A 5.123%, 8/25/69(2)(8)	1,331	1,333
COOPR Residential Mortgage Trust 2025-CES2, A1A 144A 5.502%, 6/25/60(2)(8)	1,547	1,561
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(2)	250	236
	Par Value(1)	Value

Non-Agency—continued
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(2)(8)	$1,223	$1,108
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(2)(8)	240	220
EFMT 2025-NQM2, A1 144A 5.596%, 6/25/70(2)(8)	1,451	1,464
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(2)(8)	17	16
ELM Trust 2024-ELM, A10 144A 5.994%, 6/10/39(2)(8)	1,719	1,737
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/41(2)(8)	2,870	2,911
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(2)	460	449
Fontainebleau Miami Beach Mortgage Trust 2024-FBLU, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.600%, 12/15/39(2)(8)	1,100	1,100
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(2)(8)	26	23
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(8)	306	308
Houston Galleria Mall Trust 2025-HGLR, A 144A 5.644%, 2/5/45(2)(8)	1,450	1,499
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.649%, 1/13/40(2)(8)	1,500	1,550
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(2)(8)	981	978
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.415%, 1/25/63(2)(8)	1,215	1,190
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.990%, 10/5/39(2)(8)	1,285	1,311
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.597%, 10/25/29(2)(8)	238	227
2024-NQM1, A3 144A 5.947%, 2/25/64(2)(8)	871	877
2025-CES2, A1 144A 5.592%, 6/25/55(2)(8)	1,684	1,699
	Par Value(1)	Value

Non-Agency—continued
2025-NQM2, A1 144A 5.567%, 9/25/65(2)(8)	$1,446	$1,458
LHOME Mortgage Trust 2024-RTL1, A1 144A 7.017%, 1/25/29(2)(8)	1,200	1,213
MetLife Securitization Trust 2017-1A, M1 144A 3.411%, 4/25/55(2)(8)	425	388
MFA Trust
2022-INV1, A1 144A 3.907%, 4/25/66(2)(8)	400	398
2022-INV2, A1 144A 4.950%, 7/25/57(2)(8)	2,170	2,165
2022-NQM2, A1 144A 4.000%, 5/25/67(2)(8)	1,265	1,247
2024-NQM2, A1 144A 5.272%, 8/25/69(2)(8)	1,927	1,930
2021-INV1, A1 144A 0.852%, 1/25/56(2)(8)	42	41
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(8)	197	195
2019-1, M2 144A 3.500%, 10/25/69(2)(8)	779	723
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	1,290	1,343
Morgan Stanley Residential Mortgage Loan Trust 2024-INV4, A1 144A 6.000%, 9/25/54(2)(8)	776	787
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(2)	2,411	2,302
New Residential Mortgage Loan Trust
2017-2A, A3 144A 4.000%, 3/25/57(2)(8)	1,058	1,028
2018-2A, A1 144A 4.500%, 2/25/58(2)(8)	21	21
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(8)	308	294
2022-NQM2, A1 144A 3.079%, 3/27/62(2)(8)	1,364	1,295
NY Commercial Mortgage Trust 2025-299P, A 144A 5.853%, 2/10/47(2)(8)	1,210	1,270
NYC Commercial Mortgage Trust 2025-300P, A 144A 4.879%, 7/13/42(2)(8)	2,000	2,010
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(2)(8)	2,177	2,020
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(2)(8)	1,207	1,216
2023-NQM9, A1 144A 7.159%, 10/25/63(2)(8)	1,864	1,895
2024-NQM9, A1 144A 6.030%, 1/25/64(2)(8)	721	730
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(2)(8)	$58	$58
PMT Loan Trust
2024-INV1, A2 144A 6.000%, 10/25/59(2)(8)	1,304	1,327
2024-INV2, A1 144A 6.000%, 12/25/59(2)(8)	819	830
2025-INV7, A7 144A 6.000%, 6/25/56(2)(8)	1,727	1,756
PRET Trust
2024-RPL1, A1 144A 3.900%, 10/25/63(2)(8)	1,365	1,321
2025-NPL1, A1 144A 6.063%, 2/25/55(2)(8)	1,621	1,627
PRKCM Trust 2022-AFC1, A1A 144A 4.100%, 4/25/57(2)(8)	1,850	1,840
RCKT Mortgage Trust
2023-CES1, A1A 144A 6.515%, 6/25/43(2)(8)	554	557
2023-CES2, A1A 144A 6.808%, 9/25/43(2)(8)	501	507
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/41(2)(8)	1,500	1,534
RIDE 2025-SHRE, B 144A 6.020%, 2/14/47(2)(8)	1,500	1,542
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(2)	760	783
2024-CNTR, C 144A 6.471%, 11/13/41(2)	1,595	1,657
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(8)	104	101
SG Residential Mortgage Trust 2021-1, A1 144A 1.160%, 7/25/61(2)(8)	2,042	1,703
Starwood Mortgage Residential Trust 2021-5, A2 144A 2.178%, 9/25/66(2)(8)	1,847	1,603
THPT Mortgage Trust 2023-THL, A 144A 7.227%, 12/10/34(2)(8)	1,617	1,642
Towd Point Mortgage Trust
2016-4, B1 144A 3.967%, 7/25/56(2)(8)	485	472
2017-1, M1 144A 3.750%, 10/25/56(2)(8)	1,150	1,133
2017-4, A2 144A 3.000%, 6/25/57(2)(8)	850	807
2018-6, A1A 144A 3.750%, 3/25/58(2)(8)	22	22
2018-6, A2 144A 3.750%, 3/25/58(2)(8)	1,925	1,779
2019-2, A2 144A 3.750%, 12/25/58(2)(8)	1,798	1,634
2023-1, A1 144A 3.750%, 1/25/63(2)	1,379	1,338
	Par Value(1)	Value

Non-Agency—continued
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(2)	$610	$605
2020-SFR2, D 144A 2.281%, 11/17/39(2)	840	792
Verus Securitization Trust 2023-8, A1 144A 6.259%, 12/25/68(2)(8)	1,006	1,017
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(2)	45	43
2022-1, A2 144A 5.850%, 8/25/57(2)(8)	740	738
WSTN Trust 2023-MAUI, C 144A 7.958%, 7/5/37(2)(8)	2,150	2,185
		113,486

Total Mortgage-Backed Securities (Identified Cost $196,466)		196,693

Asset-Backed Securities—12.9%
Automobiles—4.7%
Arivo Acceptance Auto Loan Receivables Trust
2024-1A, B 144A 6.870%, 6/17/30(2)	1,510	1,549
2025-1A, A2 144A 4.920%, 5/15/29(2)	1,790	1,792
Avis Budget Rental Car Funding LLC
(AESOP) 2023-2A, C 144A 6.180%, 10/20/27(2)	2,177	2,201
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(2)	841	853
(AESOP) 2024-1A, A 144A 5.360%, 6/20/30(2)	1,450	1,500
(AESOP) 2024-2A, D 144A 7.430%, 10/20/28(2)	1,959	2,003
Bridgecrest Lending Auto Securitization Trust 2025-1, C 5.150%, 12/17/29	1,675	1,684
CPS Auto Receivables Trust 2023-D, C 144A 7.170%, 1/15/30(2)	1,000	1,015
DT Auto Owner Trust
2023-1A, D 144A 6.440%, 11/15/28(2)	777	790
2023-3A, C 144A 6.400%, 5/15/29(2)	485	491
Exeter Automobile Receivables Trust
2023-3A, D 6.680%, 4/16/29	920	941
	Par Value(1)	Value

Automobiles—continued
2024-5A, B 4.480%, 4/16/29	$1,810	$1,812
FHF Issuer Trust
2024-1A, B 144A 6.260%, 3/15/30(2)	1,100	1,111
2024-3A, C 144A 5.430%, 3/17/31(2)	1,700	1,682
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(2)	167	168
FinBe USA Trust 2025-1A, B 144A 6.600%, 12/16/30(2)	2,025	2,026
Flagship Credit Auto Trust 2023-1, D 144A 6.460%, 5/15/29(2)	1,780	1,754
GLS Auto Receivables Issuer Trust
2021-3A, E 144A 3.200%, 10/16/28(2)	1,960	1,932
2022-2A, D 144A 6.150%, 4/17/28(2)	780	786
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(2)	590	600
LAD Auto Receivables Trust
2022-1A, A 144A 5.210%, 6/15/27(2)	18	18
2023-1A, D 144A 7.300%, 6/17/30(2)	780	795
2023-2A, D 144A 6.300%, 2/15/31(2)	750	767
Lendbuzz Securitization Trust 2024-3A, B 144A 5.030%, 11/15/30(2)	1,865	1,863
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(2)	395	398
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(2)	1,220	1,223
Prestige Auto Receivables Trust 2025-1A, C 144A 5.520%, 2/15/30(2)	1,815	1,842
SAFCO Auto Receivables Trust 2024-1A, C 144A 6.960%, 1/18/30(2)	1,200	1,213
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(2)	326	330
United Auto Credit Securitization Trust 2023-1, D 144A 8.000%, 7/10/28(2)	882	890
Veros Auto Receivables Trust 2024-1, C 144A 7.570%, 12/15/28(2)	1,600	1,643
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Automobiles—continued
Westlake Automobile Receivables Trust 2024-2A, B 144A 5.620%, 3/15/30(2)	$1,860	$1,884
		39,556

Consumer Loans—0.3%
ACHV ABS Trust 2024-1PL, A 144A 5.900%, 4/25/31(2)	259	262
BHG Securitization Trust 2021-B, D 144A 3.170%, 10/17/34(2)	875	836
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(2)	35	35
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(2)	177	177
2024-1A, B 144A 6.290%, 2/18/31(2)	1,560	1,575
		2,885

Credit Card—0.2%
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(2)	1,430	1,441
Equipment—0.2%
Auxilior Term Funding LLC 2024-1A, B 144A 5.690%, 7/15/31(2)	1,520	1,559
Other—7.3%
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(2)	1,926	1,960
Aqua Finance Issuer Trust 2025-A, A 144A 5.250%, 12/19/50(2)	1,506	1,533
Aqua Finance Trust
2019-A, C 144A 4.010%, 7/16/40(2)	404	396
2024-A, B 144A 5.060%, 4/18/50(2)	1,820	1,839
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(2)	465	478
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(2)	1,835	1,861
Business Jet Securities LLC 2024-2A, A 144A 5.364%, 9/15/39(2)	1,342	1,348
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(2)	160	161
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(2)	760	768
	Par Value(1)	Value

Other—continued
COOPR Residential Mortgage Trust 2025-CES3, A1A 144A 4.840%, 9/25/60(2)(8)	$1,710	$1,707
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(2)	217	218
EFMT 2025-CES4, A1 144A 5.431%, 6/25/60(2)(8)	1,606	1,619
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(2)	497	513
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(2)	797	478
Foundation Finance Trust 2023-2A, A 144A 6.530%, 6/15/49(2)	541	565
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(2)	356	349
Jersey Mike’s Funding LLC
2019-1A, A2 144A 4.433%, 2/15/50(2)	609	608
2024-1A, A2 144A 5.636%, 2/15/55(2)	1,891	1,927
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(2)	1,720	1,717
Mariner Finance Issuance Trust 2025-AA, A 144A 4.980%, 5/20/38(2)	2,070	2,093
MetroNet Infrastructure Issuer LLC 2025-2A, A2 144A 5.400%, 8/20/55(2)	1,635	1,659
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(2)	216	216
MVW LLC 2024-1A, A 144A 5.320%, 2/20/43(2)	961	981
NBC Funding LLC 2025-1A, A2 144A 6.209%, 7/30/55(2)	2,425	2,479
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(2)	780	800
Oportun Issuance Trust 2024-2, B 144A 5.830%, 2/9/32(2)	1,810	1,817
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(2)	1,395	1,398
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(2)	1,723	1,757
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(2)	676	698
	Par Value(1)	Value

Other—continued
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(2)	$1,580	$1,594
RCKT Mortgage Trust
2023-CES3, A1A 144A 7.113%, 11/25/43(2)(8)	1,131	1,151
2024-CES1, A1A 144A 6.025%, 2/25/44(2)(8)	811	819
2025-CES5, A1A 144A 5.687%, 5/25/55(2)(8)	1,824	1,849
Scalelogix ABS U.S. Issuer LLC 2025-1A, A2 144A 5.673%, 7/25/55(2)	2,055	2,055
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(2)	265	272
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(2)	1,826	1,873
Switch ABS Issuer LLC
2024-2A, A2 144A 5.436%, 6/25/54(2)	1,925	1,935
2025-1A, A2 144A 5.036%, 3/25/55(2)	400	396
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(2)	2,100	2,094
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(2)	699	717
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(2)(8)	1,386	1,396
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(2)	1,400	1,424
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(2)	1,538	1,563
Upgrade Master Pass-Through Trust
2025-ST3, A 144A 5.981%, 6/15/32(2)	1,373	1,388
2025-ST4, A 144A 5.495%, 8/16/32(2)	1,856	1,864
UPX HIL Issuer Trust 2025-1, A 144A 5.160%, 1/25/47(2)	1,587	1,593
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(2)	1,712	1,710
VFI ABS LLC 2023-1A, A 144A 7.270%, 3/26/29(2)	102	102
Westgate Resorts LLC 2024-1A, A 144A 6.060%, 1/20/38(2)	792	804
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Other—continued
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	$859	$810
		61,352

Student Loan—0.2%
MPOWER Education Trust 2025-A, A 144A 6.620%, 7/21/42(2)	1,439	1,454
Total Asset-Backed Securities (Identified Cost $107,408)		108,247

Corporate Bonds and Notes—34.0%
Communication Services—2.0%
Altice France Holding S.A. 144A 6.000%, 2/15/28(2)(3)	660	234
CCO Holdings LLC 144A 4.750%, 3/1/30(2)	1,985	1,905
CMG Media Corp. 144A 8.875%, 6/18/29(2)	2,220	2,039
CSC Holdings LLC
144A 7.500%, 4/1/28(2)	710	514
144A 11.750%, 1/31/29(2)	1,380	1,161
DIRECTV Financing LLC
144A 5.875%, 8/15/27(2)	332	332
144A 8.875%, 2/1/30(2)	1,040	1,031
144A 8.875%, 2/1/30(2)	125	124
Gray Media, Inc. 144A 9.625%, 7/15/32(2)	1,165	1,190
Hughes Satellite Systems Corp. 6.625%, 8/1/26(7)	1,015	965
IHS Holding Ltd. 144A 8.250%, 11/29/31(2)	377	397
Millennium Escrow Corp. 144A 6.625%, 8/1/26(2)	1,960	1,878
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(2)	555	144
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(2)	965	990
Snap, Inc.
144A 6.875%, 3/1/33(2)	975	997
144A 6.875%, 3/15/34(2)	490	496
Sprint Capital Corp. 8.750%, 3/15/32	645	786
Telesat Canada 144A 6.500%, 10/15/27(2)	365	180
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(2)	450	470
Univision Communications, Inc. 144A 8.000%, 8/15/28(2)	1,060	1,098
		16,931

	Par Value(1)	Value

Consumer Discretionary—1.9%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	$1,190	$1,216
Ashtead Capital, Inc.
144A 5.500%, 8/11/32(2)	620	642
144A 5.800%, 4/15/34(2)	890	932
Ashton Woods USA LLC 144A 4.625%, 4/1/30(2)	1,270	1,202
Churchill Downs, Inc. 144A 6.750%, 5/1/31(2)	515	528
Clarios Global LP
144A 6.750%, 2/15/30(2)	50	52
144A 6.750%, 9/15/32(2)	280	286
Dick’s Sporting Goods, Inc. 4.100%, 1/15/52	1,670	1,243
Ford Motor Co. 4.750%, 1/15/43	475	379
Ford Motor Credit Co. LLC 7.350%, 3/6/30	450	482
Forvia SE 144A 6.750%, 9/15/33(2)	970	984
Great Canadian Gaming Corp. 144A 8.750%, 11/15/29(2)	345	341
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	1,377	1,340
New Home Co., Inc. (The)
144A 9.250%, 10/1/29(2)	955	1,003
144A 8.500%, 11/1/30(2)	50	52
Newell Brands, Inc.
6.375%, 9/15/27	750	760
6.625%, 9/15/29	1,332	1,340
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)	630	626
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(2)	1,130	1,129
Under Armour, Inc. 144A 7.250%, 7/15/30(2)	645	644
Wayfair LLC 144A 7.250%, 10/31/29(2)	10	10
Weekley Homes LLC 144A 4.875%, 9/15/28(2)	1,105	1,082
		16,273

Consumer Staples—0.7%
Coty, Inc. 144A 6.625%, 7/15/30(2)	720	736
Pilgrim’s Pride Corp. 6.250%, 7/1/33	1,505	1,606
Post Holdings, Inc. 144A 6.375%, 3/1/33(2)	1,630	1,645
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(2)	1,580	1,579
		5,566

Energy—5.9%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(2)	1,125	1,191
	Par Value(1)	Value

Energy—continued
BP Capital Markets plc 4.875% (9)	$1,650	$1,638
Buckeye Partners LP 144A 6.750%, 2/1/30(2)	510	530
Caturus Energy LLC 144A 8.500%, 2/15/30(2)	845	880
Columbia Pipelines Operating Co. LLC 144A 6.036%, 11/15/33(2)	1,270	1,355
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(2)(7)	1,305	1,149
Ecopetrol S.A. 4.625%, 11/2/31	539	484
Enbridge, Inc. 8.500%, 1/15/84	1,115	1,275
Energean Israel Finance Ltd. 144A, RegS 5.875%, 3/30/31(2)(4)	248	237
Energy Transfer LP
Series G 7.125%(9)	345	356
Series H 6.500%(9)	660	662
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	2,150	1,978
Genesis Energy LP 8.875%, 4/15/30	1,545	1,636
Geopark Ltd. 144A 8.750%, 1/31/30(2)	462	422
Harbour Energy plc 144A 6.327%, 4/1/35(2)	1,555	1,597
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(2)	700	737
HF Sinclair Corp. 6.250%, 1/15/35	1,545	1,615
Hilcorp Energy I LP
144A 5.750%, 2/1/29(2)	485	478
144A 6.000%, 2/1/31(2)	485	467
144A 7.250%, 2/15/35(2)	795	777
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(2)(4)	1,200	1,217
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(2)	516	512
Kodiak Gas Services LLC 144A 6.750%, 10/1/35(2)	520	534
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(2)	1,205	1,194
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(2)(4)	310	311
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(2)	1,550	1,591
Mesquite Energy, Inc. 144A 7.250%, 7/15/26(2)(10)	375	— (11)
Nabors Industries Ltd. 144A 7.500%, 1/15/28(2)	630	630
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Nabors Industries, Inc. 144A 7.375%, 5/15/27(2)	$1,355	$1,375
Occidental Petroleum Corp.
5.550%, 10/1/34	890	903
6.200%, 3/15/40	865	879
Pertamina Persero PT
144A 2.300%, 2/9/31(2)(7)	591	524
144A 6.450%, 5/30/44(2)	378	406
Petroleos de Venezuela S.A. RegS 6.000%, 5/16/24(3)(4)	7,054	1,130
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(4)	1,098	953
Petroleos Mexicanos
6.500%, 3/13/27	486	492
5.350%, 2/12/28	762	757
5.950%, 1/28/31	207	201
6.700%, 2/16/32	378	375
7.690%, 1/23/50	1,279	1,163
6.950%, 1/28/60	1,012	834
6.350%, 2/12/48	429	341
Petronas Capital Ltd.
144A 3.500%, 4/21/30(2)	466	453
144A 5.848%, 4/3/55(2)	1,443	1,527
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)	814	722
South Bow Canadian Infrastructure Holdings Ltd. 7.500%, 3/1/55	1,755	1,864
Teine Energy Ltd. 144A 6.875%, 4/15/29(2)	415	408
Tidewater, Inc. 144A 9.125%, 7/15/30(2)	660	708
Transocean International Ltd.
144A 8.250%, 5/15/29(2)	175	172
144A 8.750%, 2/15/30(2)	300	316
144A 8.500%, 5/15/31(2)	615	603
144A 7.875%, 10/15/32(2)	55	55
Uzbekneftegaz JSC 144A 8.750%, 5/7/30(2)	611	653
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(2)	485	458
Venture Global LNG, Inc.
144A 9.000%(2)(9)	1,325	1,313
144A 9.875%, 2/1/32(2)	1,150	1,252
Western Midstream Operating LP 5.250%, 2/1/50	1,990	1,732
Williams Cos., Inc. (The) 5.150%, 3/15/34	1,430	1,452
YPF S.A. 144A 9.500%, 1/17/31(2)	353	361
		49,835

Financials—13.1%
Acrisure LLC
144A 8.250%, 2/1/29(2)	380	397
144A 6.000%, 8/1/29(2)	1,585	1,562
	Par Value(1)	Value

Financials—continued
AerCap Ireland Capital DAC
6.950%, 3/10/55	$577	$604
6.500%, 1/31/56	775	800
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(2)	1,015	1,050
Allianz SE
144A 6.350%, 9/6/53(2)	1,000	1,072
144A 5.600%, 9/3/54(2)	450	462
Ally Financial, Inc. 5.543%, 1/17/31	1,055	1,075
Altice Financing S.A. 144A 5.000%, 1/15/28(2)	2,575	2,002
American Express Co. 5.625%, 7/28/34	1,725	1,802
American National Group, Inc. 7.000%, 12/1/55	309	318
Apollo Debt Solutions BDC 6.900%, 4/13/29	1,560	1,640
Apollo Global Management, Inc. 6.000%, 12/15/54	1,550	1,540
Ascent Resources Utica Holdings LLC 144A 6.625%, 7/15/33(2)	840	854
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	1,020	928
Avolon Holdings Funding Ltd. 144A 5.750%, 11/15/29(2)	905	940
Azorra Finance Ltd. 144A 7.250%, 1/15/31(2)	830	864
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	400	405
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(2)	227	236
Banco de Credito e Inversiones S.A. 144A 8.750% (2)(9)	496	537
Banco Mercantil del Norte S.A. 144A 8.375% (2)(9)	395	417
Bank of America Corp. 5.518%, 10/25/35	2,460	2,520
Barclays plc 7.437%, 11/2/33	1,245	1,429
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(2)	404	397
Blackstone Private Credit Fund 6.000%, 11/22/34(7)	935	958
Block, Inc.
6.500%, 5/15/32	1,105	1,144
144A 6.000%, 8/15/33(2)	260	266
Blue Owl Credit Income Corp. 6.650%, 3/15/31	350	368
Blue Owl Finance LLC 3.125%, 6/10/31	1,760	1,601
	Par Value(1)	Value

Financials—continued
BNSF Funding Trust I 6.613%, 12/15/55	$1,090	$1,089
BPCE S.A.
144A 7.003%, 10/19/34(2)	1,100	1,227
144A 6.915%, 1/14/46(2)	235	252
Broadstreet Partners Group LLC 144A 5.875%, 4/15/29(2)	665	663
Capital One Financial Corp.
2.359%, 7/29/32	720	621
6.377%, 6/8/34	960	1,038
Capital Power U.S. Holdings, Inc. 144A 6.189%, 6/1/35(2)	1,285	1,348
Charles Schwab Corp. (The)
6.136%, 8/24/34	1,020	1,111
Series H 4.000%(9)	849	797
Chobani Holdco II LLC (8.750% Cash or 9.500% PIK) 144A 8.750%, 10/1/29(2)(12)	1	1
Citigroup, Inc.
6.270%, 11/17/33	615	671
6.174%, 5/25/34	719	765
Series X 3.875%(9)	1,805	1,788
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(2)	334	343
Corebridge Financial, Inc. 6.375%, 9/15/54	1,504	1,544
DAE Funding LLC 144A 3.375%, 3/20/28(2)	1,072	1,034
Deutsche Bank AG 5.403%, 9/11/35(7)	1,260	1,285
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(2)	1,235	1,205
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(2)	1,505	1,615
F&G Annuities & Life, Inc. 6.500%, 6/4/29	1,525	1,590
Fifth Third Bancorp 4.337%, 4/25/33	965	941
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)	1,190	1,208
Foundry JV Holdco LLC 144A 5.875%, 1/25/34(2)	1,130	1,177
Froneri Lux FinCo S.a.r.l. 144A 6.000%, 8/1/32(2)	405	406
FS Luxembourg S.a.r.l.
144A 8.875%, 2/12/31(2)	200	209
144A 8.625%, 6/25/33(2)	150	155
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(2)	907	1,051
144A 7.950%, 10/15/54(2)	330	349
Goldman Sachs Group, Inc. (The)
5.330%, 7/23/35	980	1,009
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
6.450%, 5/1/36	$355	$391
Grifols S.A. 144A 4.750%, 10/15/28(2)	1,380	1,340
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(2)	490	503
HA Sustainable Infrastructure Capital, Inc. 6.375%, 7/1/34	1,696	1,726
Huntington Bancshares, Inc.
5.709%, 2/2/35	575	599
6.141%, 11/18/39	995	1,035
Icon Investments Six DAC 6.000%, 5/8/34	1,695	1,779
Imperial Brands Finance plc 144A 5.625%, 7/1/35(2)	1,615	1,647
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(2)	1,745	1,843
JH North America Holdings, Inc. 144A 6.125%, 7/31/32(2)	1,580	1,618
JPMorgan Chase & Co.
5.717%, 9/14/33	570	603
5.350%, 6/1/34	600	625
6.254%, 10/23/34	820	904
5.576%, 7/23/36	1,210	1,254
KeyCorp
4.789%, 6/1/33	680	678
6.401%, 3/6/35	415	450
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	2,040	2,004
Maxam Prill S.a.r.l. 144A 7.750%, 7/15/30(2)	720	725
Melco Resorts Finance Ltd. 144A 5.375%, 12/4/29(2)	680	664
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(2)	780	672
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)	1,080	1,073
Morgan Stanley
6.342%, 10/18/33	710	780
5.250%, 4/21/34	570	588
5.424%, 7/21/34	345	359
5.948%, 1/19/38	352	369
MSCI, Inc. 144A 3.625%, 9/1/30(2)	1,431	1,366
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%)7.482%, 4/30/43(8)	450	448
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(2)	970	980
NatWest Group plc 6.475%, 6/1/34	1,185	1,246
	Par Value(1)	Value

Financials—continued
NCR Atleos Corp. 144A 9.500%, 4/1/29(2)	$510	$552
NextEra Energy Capital Holdings, Inc. 6.500%, 8/15/55	1,125	1,192
Nippon Life Insurance Co.
144A 6.250%, 9/13/53(2)	1,335	1,416
144A 6.500%, 4/30/55(2)	140	151
Northern Trust Corp. 3.375%, 5/8/32	600	588
OneMain Finance Corp.
6.125%, 5/15/30	190	192
7.125%, 11/15/31	1,575	1,633
Opal Bidco SAS 144A 6.500%, 3/31/32(2)	120	123
Park River Holdings, Inc. 144A 8.000%, 3/15/31(2)	165	167
Phoenix Aviation Capital Ltd. 144A 9.250%, 7/15/30(2)	690	734
PNC Financial Services Group, Inc. (The) 5.575%, 1/29/36	1,945	2,029
Prudential Financial, Inc.
5.125%, 3/1/52	344	345
6.750%, 3/1/53	560	604
6.500%, 3/15/54	610	653
Reinsurance Group of America, Inc. 6.650%, 9/15/55	1,260	1,323
Repsol E&P Capital Markets U.S. LLC 144A 5.976%, 9/16/35(2)	555	565
Rivers Enterprise Lender LLC 144A 6.250%, 10/15/30(2)	205	207
Rocket Cos., Inc. 144A 6.375%, 8/1/33(2)	785	810
Saks Global Enterprises LLC
144A 11.000%, 12/15/29(2)	330	117
144A 11.000%, 12/15/29(2)	660	337
SGUS LLC 144A 11.000%, 12/15/29(2)	426	402
Societe Generale S.A. 144A 6.066%, 1/19/35(2)	1,275	1,340
South Bow USA Infrastructure Holdings LLC 5.584%, 10/1/34	525	528
State Street Corp.
6.123%, 11/21/34	700	758
Series I 6.700%(9)	550	572
Stellantis Finance U.S., Inc. 144A 6.450%, 3/18/35(2)	1,475	1,512
Sumitomo Life Insurance Co. 144A 5.875%, 9/10/55(2)	1,655	1,685
	Par Value(1)	Value

Financials—continued
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	$945	$931
Toll Brothers Finance Corp. 5.600%, 6/15/35	770	789
Toronto-Dominion Bank (The) 8.125%, 10/31/82	995	1,052
Truist Financial Corp.
5.122%, 1/26/34	770	782
5.867%, 6/8/34	390	413
UBS Group AG
144A 9.250%(2)(9)	290	345
144A 4.988%, 8/5/33(2)	1,090	1,102
Wells Fargo & Co.
5.389%, 4/24/34	425	442
6.491%, 10/23/34	310	344
Series BB 3.900%(9)	545	540
Wrangler Holdco Corp. 144A 6.625%, 4/1/32(2)	495	516
		110,740

Health Care—1.7%
AMN Healthcare, Inc. 144A 6.500%, 1/15/31(2)	10	10
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(2)	50	52
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(2)	1,448	1,411
Community Health Systems, Inc.
144A 5.250%, 5/15/30(2)	680	615
144A 4.750%, 2/15/31(2)	1,510	1,306
CVS Health Corp. 6.750%, 12/10/54	1,025	1,058
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,630	1,500
HCA, Inc.
5.500%, 6/1/33	740	769
5.600%, 4/1/34	530	550
5.450%, 9/15/34	305	313
LifePoint Health, Inc.
144A 9.875%, 8/15/30(2)	1,115	1,207
144A 10.000%, 6/1/32(2)	425	446
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(2)	405	410
Par Pharmaceutical, Inc. Escrow 144A 0.000% (2)(10)	345	—
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(2)	825	858
Smith & Nephew plc 5.400%, 3/20/34	1,530	1,580
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(2)	60	60
Universal Health Services, Inc.
2.650%, 1/15/32	631	549
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
5.050%, 10/15/34	$1,315	$1,283
		13,977

Industrials—3.3%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)	700	683
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	698	699
Altice France S.A. 144A 5.125%, 7/15/29(2)(13)	730	623
Aviation Capital Group LLC
144A 3.500%, 11/1/27(2)	705	692
144A 6.750%, 10/25/28(2)	150	160
144A 5.125%, 4/10/30(2)	620	629
Boeing Co. (The)
5.805%, 5/1/50	325	325
5.930%, 5/1/60	1,355	1,354
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	1,084	984
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(2)	1,290	1,329
Chart Industries, Inc. 144A 7.500%, 1/1/30(2)	10	10
Cimpress plc 144A 7.375%, 9/15/32(2)	1,695	1,689
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(2)	1,350	1,312
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	1,265	1,158
DP World Ltd. 144A 6.850%, 7/2/37(2)	200	230
FTAI Aviation Investors LLC 144A 7.000%, 6/15/32(2)	1,510	1,580
Garda World Security Corp. 144A 8.375%, 11/15/32(2)	945	981
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(2)	1,400	1,478
Global Medical Response, Inc. 144A 7.375%, 10/1/32(2)	100	103
Herc Holdings, Inc. 144A 7.250%, 6/15/33(2)	345	360
Icahn Enterprises LP
6.250%, 5/15/26	33	33
5.250%, 5/15/27	365	359
144A 10.000%, 11/15/29(2)	1,130	1,135
LBM Acquisition LLC 144A 6.250%, 1/15/29(2)	1,695	1,569
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(2)	1,480	1,453
	Par Value(1)	Value

Industrials—continued
Regal Rexnord Corp. 6.400%, 4/15/33	$1,333	$1,431
Science Applications International Corp. 144A 4.875%, 4/1/28(2)	650	643
TransDigm, Inc.
144A 6.875%, 12/15/30(2)	885	917
144A 6.625%, 3/1/32(2)	630	649
United Airlines Pass-Through Trust 2023-1, A5.800%, 7/15/37	550	568
United Airlines Pass-Through-Trust 2024-1, AA5.450%, 8/15/38	874	899
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(2)(7)	1,645	1,712
WESCO Distribution, Inc. 144A 6.625%, 3/15/32(2)	435	452
		28,199

Information Technology—0.8%
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	1,195	1,255
144A 4.000%, 7/1/29(2)(7)	600	585
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(2)	1,160	1,203
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(2)	110	110
144A 6.500%, 10/15/28(2)	635	638
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(2)	430	445
Oracle Corp. 5.500%, 8/3/35	760	782
Rocket Software, Inc. 144A 9.000%, 11/28/28(2)	1,750	1,804
		6,822

Materials—2.1%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(2)	1,235	406
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)	1,460	1,441
Capstone Copper Corp. 144A 6.750%, 3/31/33(2)	925	953
Cleveland-Cliffs, Inc. 144A 7.625%, 1/15/34(2)	580	598
Corp. Nacional del Cobre de Chile RegS 6.440%, 1/26/36(4)	1,087	1,175
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(2)	1,493	1,496
Illuminate Buyer LLC 144A 9.000%, 7/1/28(2)	2,120	2,127
	Par Value(1)	Value

Materials—continued
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(2)(7)	$1,280	$1,266
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)	1,980	1,953
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)	1,085	1,087
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(2)	591	592
OCP S.A.
144A 6.875%, 4/25/44(2)	605	632
144A 5.125%, 6/23/51(2)	270	225
Samarco Mineracao S.A. (9.500% PIK) 144A 9.500%, 6/30/31(2)(12)	378	380
Sealed Air Corp. 144A 6.500%, 7/15/32(2)(7)	345	357
Sonoco Products Co. 5.000%, 9/1/34	980	969
Taseko Mines Ltd. 144A 8.250%, 5/1/30(2)	515	545
Trivium Packaging Finance B.V.
144A 8.250%, 7/15/30(2)	115	123
144A 12.250%, 1/15/31(2)	530	574
WR Grace Holdings LLC 144A 5.625%, 8/15/29(2)	1,037	964
		17,863

Real Estate—0.2%
Office Properties Income Trust 144A 9.000%, 9/30/29(2)(3)	844	540
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(4)	309	313
Service Properties Trust 4.950%, 2/15/27	455	453
		1,306

Utilities—2.3%
AES Corp. (The) 7.600%, 1/15/55	660	684
CMS Energy Corp. 4.750%, 6/1/50	1,485	1,448
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(2)	324	339
Dominion Energy, Inc.
6.200%, 2/15/56	820	825
Series B 7.000%, 6/1/54	630	683
Electricite de France S.A. 144A 6.900%, 5/23/53(2)	1,015	1,132
Enel Finance International N.V.
144A 7.500%, 10/14/32(2)	585	674
144A 5.500%, 6/26/34(2)	585	606
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Utilities—continued
Entergy Corp. 7.125%, 12/1/54	$1,420	$1,484
Eskom Holdings 144A 8.450%, 8/10/28(2)	595	637
Ferrellgas LP
144A 5.375%, 4/1/26(2)	770	762
144A 5.875%, 4/1/29(2)	1,040	968
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)	1,460	1,546
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(2)	300	299
NGL Energy Operating LLC
144A 8.125%, 2/15/29(2)	165	169
144A 8.375%, 2/15/32(2)	1,330	1,363
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)	1,007	1,113
PacifiCorp 5.800%, 1/15/55	1,120	1,098
Southern California Edison Co. 6.000%, 1/15/34	1,165	1,220
Vistra Corp. 144A 8.000% (2)(9)	902	923
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(2)	1,130	1,182
		19,155

Total Corporate Bonds and Notes (Identified Cost $280,044)		286,667

Leveraged Loans—8.3%
Aerospace—0.1%
Goat Holdco LLC Tranche B (1 month Term SOFR + 2.750%) 6.913%, 1/27/32(8)	791	791
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 7.001%, 3/18/30(8)	444	442
		1,233

Chemicals—0.2%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.413%, 2/18/30(8)	844	762
Nouryon Finance B.V. 2024, Tranche B-1 (6 month Term SOFR + 3.250%) 7.500%, 4/3/28(8)	557	557
USALCO LLC 2025 (1 month Term SOFR + 3.500%) 7.663%, 9/30/31(8)	746	745
		2,064

	Par Value(1)	Value

Consumer Durables—0.2%
Gloves Buyer, Inc. (1 month Term SOFR + 4.000%) 8.163%, 5/21/32(8)	$505	$489
White Cap Supply Holdings LLC Tranche C (1 month Term SOFR + 3.250%) 7.416%, 10/19/29(8)	759	759
		1,248

Consumer Non-Durables—0.2%
AI Aqua Merger Sub, Inc. 2025, Tranche B (1 month Term SOFR + 3.000%) 7.280%, 7/31/28(8)	668	669
Albion Financing 3 S.a.r.l. 2025, Tranche A (3 month Term SOFR + 3.000%) 7.215%, 5/21/31(8)	1,018	1,020
		1,689

Energy—0.3%
CVR CHC LP Tranche B (3 month Term SOFR + 4.000%) 8.002%, 12/30/27(8)	358	358
Epic Crude Services LP Tranche B (3 month Term SOFR + 2.500%) 6.828%, 10/15/31(8)	633	633
Freeport LNG Investments LLP 2025, Tranche B (3 month Term SOFR + 3.250%) 7.575%, 12/21/28(8)	746	746
M6 ETX Holdings II Midco LLC (3 month PRIME + 2.000%) 9.250%, 4/1/32	593	593
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 2.500%) 6.808%, 2/16/28(8)	489	489
		2,819

Financials—0.4%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.163%, 11/6/30(8)	598	597
Ardonagh Group FinCo Pty Ltd. 2025, Tranche B (3-6 month Term SOFR + 2.750%) 6.752% - 6.950%, 2/15/31(8)	691	688
BroadStreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 2.750%) 6.913%, 6/13/31(8)	832	832
	Par Value(1)	Value

Financials—continued
Focus Financial Partners LLC Tranche B (1 month Term SOFR + 2.750%) 6.913%, 9/15/31(8)	$818	$818
PEX Holdings LLC (3 month Term SOFR + 2.750%) 6.752%, 11/20/31(8)	647	646
		3,581

Food / Tobacco—0.3%
Aspire Bakeries Holdings LLC (1 month Term SOFR + 3.500%) 7.663%, 12/23/30(8)	779	781
Del Monte Foods Corp. II, Inc. (1 month Term SOFR + 9.600%) 13.774%, 4/2/26(8)	105	100
Del Monte Foods, Inc.
(1 month Term SOFR + 9.600%) 13.750% - 13.774%, 4/2/26(8)	153	123
(3 month Term SOFR + 4.400%) 8.423% - 8.571%, 8/2/28(10)(13)	202	8
(3 month Term SOFR + 4.900%) 8.923%, 8/2/28(13)	464	5
(3 month Term SOFR + 8.150%) 12.321%, 8/2/28(13)	89	42
Red SPV LLC (1 month Term SOFR + 2.250%) 6.386%, 3/15/32(8)	753	751
Sigma Holdco B.V. Tranche B-12 (3 month Term SOFR + 3.910%) 8.070%, 1/3/28(8)	614	590
		2,400

Food and Drug—0.1%
Dechra Pharmaceuticals Holdings Ltd. Tranche B-1 (6 month Term SOFR + 3.250%) 7.447%, 1/27/32(8)	677	678
Forest Prod / Containers—0.1%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 7.338%, 4/13/29(8)	555	554
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Forest Prod / Containers—continued
Klockner Pentaplast of America, Inc. Tranche B (5 month Term SOFR + 4.975%) 9.019%, 2/12/26(8)	$812	$390
		944

Gaming / Leisure—0.2%
Catawba Nation Gaming Authority Tranche B (1 month Term SOFR + 4.750%) 8.913%, 3/28/32(8)	575	587
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.502%, 11/12/29(8)	655	586
Peninsula Pacific Entertainment LLC
Tranche B 0.000%, 10/1/32(8)(14)	162	162
Tranche B 0.000%, 10/1/32(8)(14)	38	38
		1,373

Health Care—1.1%
Agiliti Health, Inc. 2023, Tranche B (3-6 month Term SOFR + 3.000%) 7.216% - 7.291%, 5/1/30(8)	688	658
Amneal Pharmaceuticals LLC (1 month Term SOFR + 3.500%) 7.663%, 8/2/32(8)	295	295
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 8.613%, 9/29/28(8)	274	274
Cotiviti, Inc. (1 month Term SOFR + 2.750%) 7.030%, 5/1/31(8)	492	483
Endo Finance Holdings, Inc. Tranche B (1 month Term SOFR + 4.000%) 8.163%, 4/23/31(8)	198	198
Financiere Mendel (3 month Term SOFR + 2.750%) 6.976%, 11/8/30(8)	179	179
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 8.101%, 10/1/27(8)	840	825
Global Medical Response, Inc. (1 month Term SOFR + 3.500%) 7.634%, 10/1/32(8)	899	899
	Par Value(1)	Value

Health Care—continued
Grifols Worldwide Operations USA, Inc. Tranche B (1 month Term SOFR + 2.100%) 6.263%, 11/15/27(8)	$865	$862
Hanger, Inc.
(1 month Term SOFR + 3.500%) 7.663%, 10/23/31(8)	14	14
(1 month Term SOFR + 3.500%) 7.663%, 10/23/31(8)	730	731
IVC Acquisition Ltd. Tranche B-12 (3 month Term SOFR + 3.750%) 7.752%, 12/12/28(8)	342	344
Lannett Co., Inc. First Lien (3 month Term SOFR + 0.000%) 2.000%, 6/16/30(8)(10)	21	16
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 8.068%, 5/16/31(8)	768	766
Tranche B-2 (3 month Term SOFR + 3.500%) 7.660%, 5/16/31(8)	109	108
Modivcare, Inc. (3 month Term SOFR + 4.750%) 9.046%, 7/1/31(3)	153	69
Radiology Partners, Inc. Tranche B (3 month Term SOFR + 4.500%) 8.502%, 6/30/32(8)	775	772
Southern Veterinary Partners LLC 2025 (3 month Term SOFR + 2.500%) 6.819%, 12/4/31(8)	905	902
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 8.002%, 9/27/30(8)	828	828
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 8.820%, 11/20/26(8)	340	291
		9,514

Housing—0.2%
Chamberlain Group 2025, Tranche B (1 month Term SOFR + 3.000%) 7.163%, 9/8/32(8)	840	841
Cornerstone Building Brands, Inc. Tranche B (1 month Term SOFR + 3.350%) 7.500%, 4/12/28(8)	581	551
	Par Value(1)	Value

Housing—continued
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.250%) 7.252%, 1/17/32(8)	$433	$433
		1,825

Information Technology—1.2%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 4.500%) 8.502%, 2/23/32(8)	80	82
Tranche B-1 (3 month Term SOFR + 2.250%) 6.252%, 2/24/31(8)	1,087	1,088
CE Intermediate I LLC (3 month Term SOFR + 3.150%) 7.376%, 3/25/32(8)	804	804
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.252%, 7/6/29(8)	757	653
Cloud Software Group, Inc. Tranche B-2 (3 month Term SOFR + 3.250%) 7.252%, 3/21/31(8)	746	749
ConnectWise LLC (3 month Term SOFR + 3.762%) 7.763%, 9/29/28(8)	439	440
Delivery Hero SE Tranche B (3 month Term SOFR + 5.000%) 9.226%, 12/12/29(8)	852	860
ECL Entertainment LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 7.163%, 8/30/30(8)	513	512
Genesys Cloud Services Holdings II LLC 2025 (1 month Term SOFR + 2.500%) 6.663%, 1/30/32(8)	295	293
Indicor LLC Tranche D (3 month Term SOFR + 2.750%) 6.752%, 11/22/29(8)	694	694
Ion Platform Finance U.S., Inc. 0.000%, 9/30/32(8)(14)	600	595
ION Trading Finance Ltd. 2024, Tranche B (3 month Term SOFR + 3.500%) 7.502%, 4/1/28(8)	599	599
Project Ruby Ultimate Parent Corp. Tranche B-5 (1 month Term SOFR + 2.864%) 7.028%, 3/10/28(8)	856	856
Proofpoint 2025, Tranche B, First Lien 0.000%, 8/31/28(8)(14)	145	145
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 7.163%, 8/31/28(8)	$842	$844
Rocket Software, Inc. (1 month Term SOFR + 3.750%) 7.913%, 11/28/28(8)	603	604
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.320%, 2/10/31(8)	639	638
		10,456

Manufacturing—0.5%
Arcline FM Holdings LLC 2025 (3 month Term SOFR + 3.500%) 7.578%, 6/24/30(8)	594	593
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 8.780%, 9/28/28(8)	769	766
Dynamo U.S. Bidco, Inc. Tranche B (1 month Term SOFR + 3.500%) 7.780%, 10/1/31(8)	158	159
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 8.449%, 11/4/31(8)	647	641
LSF12 Crown U.S. Commercial Bidco LLC 2025 (1 month Term SOFR + 3.500%) 7.663%, 12/2/31(8)	828	828
Titan Acquisition Ltd. (1-6 month Term SOFR + 3.750%) 7.916%, 2/15/29(8)	619	621
TK Elevator Midco GmbH Tranche B (6 month Term SOFR + 3.000%) 7.197%, 4/30/30(8)	671	673
		4,281

Media / Telecom - Broadcasting—0.3%
CMG Media Corp. (3 month Term SOFR + 3.600%) 7.601%, 6/18/29(8)	811	774
EOC Borrower LLC Tranche B (1 month Term SOFR + 3.000%) 7.163%, 3/24/32(8)	509	508
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.000%) 7.395%, 12/1/28(8)	369	369
	Par Value(1)	Value

Media / Telecom - Broadcasting—continued
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.778%, 1/31/29(8)	$743	$740
		2,391

Media / Telecom - Cable/Wireless Video—0.5%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.413%, 9/18/30(8)	566	565
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.650%, 1/18/28(8)	711	705
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.820%, 8/2/29(8)	838	839
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 7.263%, 11/12/27(8)	1,503	1,489
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 6.765%, 1/31/28(8)	486	485
		4,083

Media / Telecom - Diversified Media—0.2%
Century DE Buyer LLC 2025 (1 month Term SOFR + 3.000%) 7.301%, 10/30/30(8)	918	918
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.429%, 4/11/29(8)	591	562
		1,480

Media / Telecom - Telecommunications—0.2%
Level 3 Financing, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 7.416%, 3/29/32(8)	675	675
Numericable U.S. LLC
Tranche B-11 (3 month PRIME + 1.750%) 9.000%, 9/30/25(13)	1,031	941
	Par Value(1)	Value

Media / Telecom - Telecommunications—continued
Tranche B-12 (3 month PRIME + 2.688%) 9.938%, 1/31/26(13)	$163	$150
		1,766

Media / Telecom - Wireless Communications—0.1%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.778%, 3/2/29(8)	677	667
Retail—0.3%
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.250%) 6.558%, 11/8/32(8)	766	765
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 6.413%, 6/11/31(8)	772	758
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 7.513%, 3/3/28(8)	675	657
Skechers U.S.A., Inc. Tranche B-1 (3 month Term SOFR + 3.250%) 7.308%, 9/12/32(8)	725	728
		2,908

Service—1.2%
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 6.163%, 8/12/32(8)	760	755
Allied Universal Holdco LLC (1 month Term SOFR + 3.350%) 7.513%, 8/20/32(8)	785	787
Ascend Learning LLC (1 month Term SOFR + 3.000%) 7.163%, 12/11/28(8)	631	630
BIFM U.S. Finance LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 7.913%, 5/31/28(8)	664	666
DG Investment Intermediate Holdings 2, Inc. (1 month Term SOFR + 3.750%) 7.913%, 7/9/32(8)	752	753
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 7.308%, 8/1/29(8)	247	247
Fugue Finance B.V. (3 month Term SOFR + 2.750%) 6.949%, 1/9/32(8)	443	444
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Service—continued
Garda World Security Corp. (1 month Term SOFR + 3.000%) 7.174%, 2/1/29(8)	$759	$758
Green Infrastructure Partners, Inc. (3 month Term SOFR + 2.750%) 6.753%, 9/24/32(8)	400	400
Kuehg Corp. (3 month Term SOFR + 2.750%) 6.752%, 6/12/30(8)	393	393
Lernen Bidco Ltd. Tranche B-3 (3 month Term SOFR + 3.500%) 7.830%, 10/27/31(8)	606	607
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.502%, 11/24/28(8)	1,217	1,174
Omnia Partners LLC (3 month Term SOFR + 2.500%) 6.814%, 7/25/30(8)	731	731
Spin Holdco, Inc. (2 month Term SOFR + 4.262%) 8.393%, 3/4/28(8)	941	784
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 8.263%, 11/2/27(8)	730	716
WCG Intermediate Corp. Tranche B (1 month Term SOFR + 3.000%) 7.163%, 2/25/32(8)	394	391
		10,236

Transportation - Automotive—0.1%
Wand NewCo 3, Inc. Tranche B-2 (1 month Term SOFR + 2.500%) 6.663%, 1/30/31(8)	501	499
Utilities—0.3%
Hamilton Projects Acquiror LLC (1 month Term SOFR + 2.500%) 6.663%, 5/30/31(8)	511	512
Hunterstown Generation LLC (3 month Term SOFR + 3.500%) 7.502% - 9.750%, 11/6/31(8)	29	29
Potomac Energy Center LLC (3 month Term SOFR + 3.000%) 7.321%, 8/5/32(8)	780	783
South Field Energy LLC
Tranche B (3 month Term SOFR + 3.000%) 7.001%, 8/29/31(8)	202	202
	Par Value(1)	Value

Utilities—continued
Tranche C (3 month Term SOFR + 3.000%) 7.002%, 8/29/31(8)	$13	$13
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.530%, 1/27/31(8)	576	576
		2,115

Total Leveraged Loans (Identified Cost $71,521)		70,250

	Shares
Preferred Stock—0.1%
Financials—0.1%
Capital Farm Credit ACA Series 1 144A, 5.000%(2)	525 (15)	514
Total Preferred Stock (Identified Cost $525)		514

Common Stocks—0.0%
Consumer Discretionary—0.0%
MYT Holding LLC Class B(10)(16)	42,729	9
NMG Parent LLC Escrow(10)(16)	836	—
West Marine(10)(16)	650	—
		9

Health Care—0.0%
Lannett Co., Inc.(10)(16)	4,574	—
Total Common Stocks (Identified Cost $229)		9

Affiliated Exchange-Traded Fund—0.9%
Financials—0.9%
Virtus Newfleet ABS/MBS ETF(17)(18)	325,842	7,928
Total Affiliated Exchange-Traded Fund (Identified Cost $7,965)		7,928

Total Long-Term Investments—98.4% (Identified Cost $818,497)		829,410

	Shares	Value

Securities Lending Collateral—1.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(18)(19)	8,012,300	$8,012
Total Securities Lending Collateral (Identified Cost $8,012)		8,012

TOTAL INVESTMENTS—99.4% (Identified Cost $826,509)		$837,422
Other assets and liabilities, net—0.6%		5,199
NET ASSETS—100.0%		$842,621

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind Security
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under
Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt
from registration, normally to qualified
institutional buyers. At September 30, 2025, these
securities amounted to a value of $434,982 or
51.6% of net assets.

(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of September 30, 2025.
(6)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(7)	All or a portion of security is on loan.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
(8)
Variable rate security. Rate disclosed is as of
September 30, 2025. Information in parenthesis
represents benchmark and reference rate for each
security. Certain variable rate securities are not
based on a published reference rate and spread
but are determined by the issuer or agent and are
based on current market conditions, or, for
mortgage-backed securities, are impacted by the
individual mortgages which are paying off over
time. These securities do not indicate a reference
rate and spread in their descriptions.

(9)	No contractual maturity date.
(10)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(11)	Amount is less than $500 (not in thousands).
(12)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(13)	Security in default; interest payments are being received.
(14)	This loan will settle after September 30, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(15)	Value shown as par value.
(16)	Non-income producing.
(17)	Affiliated investment. See Note 3G in Notes to Financial Statements.
(18)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(19)	Represents security purchased with cash collateral received for securities on loan.

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Country Weightings (Unaudited)†
United States	75%
Mexico	2
Canada	2
United Kingdom	1
Luxembourg	1
Brazil	1
Ireland	1
Other	17
Total	100%
† % of total investments as of September 30, 2025.
As of September 30, 2025, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Hanger, Inc., 10/23/31	$80	$80	$81	$— (1)
USALCO LLC, 9/30/31	78	78	77	— (1)
Total	$158	$158	$158	$— (1)

(1)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$37,832	$—	$37,832	$—
Foreign Government Securities	121,270	—	121,270	—
Mortgage-Backed Securities	196,693	—	196,693	—
Asset-Backed Securities	108,247	—	108,247	—
Corporate Bonds and Notes	286,667	—	286,667	— (1)(2)
Leveraged Loans	70,250	—	70,226	24
Equity Securities:
Preferred Stock	514	—	514	—
Common Stocks	9	—	—	9 (2)
Affiliated Exchange-Traded Fund	7,928	7,928	—	—
Securities Lending Collateral	8,012	8,012	—	—
Other Financial Instruments:
Unfunded Loan Commitments*	—	—	— (1)	—
Total Investments	$837,422	$15,940	$821,449	$33

(1)	Amount is less than $500 (not in thousands).
(2)	Includes internally fair valued securities currently priced at zero ($0).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
Security held by the Fund with an end of period value of $8 was transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2025.
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Par Value(1)	Value
U.S. Government Securities—6.9%
U.S. Treasury Notes
1.625%, 2/15/26	$103,670	$102,783
4.625%, 6/30/26	65,535	65,927
4.375%, 8/15/26	61,245	61,563
3.875%, 5/31/27	75,435	75,697
2.750%, 5/31/29	20,715	20,064
Total U.S. Government Securities (Identified Cost $324,522)		326,034

Foreign Government Securities—6.0%
Arab Republic of Egypt
144A 7.600%, 3/1/29(2)	5,032	5,198
144A 5.875%, 2/16/31(2)	1,515	1,408
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(3)(4)	1,584	291
RegS 7.750%, 10/13/19(3)(4)	4,851	880
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/31	58,780 BRL	9,665
Czech Republic Government Bond 1.750%, 6/23/32	227,610 CZK	9,367
Dominican Republic
144A 5.500%, 2/22/29(2)	2,312	2,361
144A 4.500%, 1/30/30(2)	1,898	1,858
144A 4.875%, 9/23/32(2)	1,469	1,407
144A 6.950%, 3/15/37(2)	1,361	1,455
Eagle Funding Luxco S.a.r.l. 144A 5.500%, 8/17/30(2)	3,948	4,009
Federal Republic of Ethiopia
144A 6.625%, 12/11/25(2)(3)	3,753	3,594
RegS 6.625%, 12/11/25(3)(4)	1,003	960
Federative Republic of Brazil
3.875%, 6/12/30	2,264	2,169
6.000%, 10/20/33(5)	7,797	7,972
Honduras Government 144A 8.625%, 11/27/34(2)(5)	2,700	2,971
Hungary Government International Bond
144A 6.125%, 5/22/28(2)	6,522	6,802
144A 6.250%, 9/22/32(2)	2,815	3,015
	Par Value(1)	Value

Foreign Government Securities—continued
RegS 2.125%, 9/22/31(4)	$3,009	$2,583
Kingdom of Bahrain 144A 6.750%, 9/20/29(2)	4,350	4,551
Kingdom of Jordan
144A 7.500%, 1/13/29(2)	1,025	1,067
144A 5.850%, 7/7/30(2)	2,104	2,093
KSA Ijarah Sukuk Ltd. 144A 4.875%, 9/9/35(2)(5)	3,517	3,548
Kyrgyz Republic International Bond 144A 7.750%, 6/3/30(2)	3,290	3,311
Malaysia Government Bond 2.632%, 4/15/31	40,400 MYR	9,256
Mex Bonos Desarr 8.500%, 5/31/29	172,540 MXN	9,545
Republic of Angola
144A 8.250%, 5/9/28(2)	2,812	2,817
144A 8.000%, 11/26/29(2)	2,264	2,200
144A 8.750%, 4/14/32(2)	1,425	1,360
Republic of Argentina 0.750%, 7/9/30(6)	16,872	11,397
Republic of Armenia 144A 3.950%, 9/26/29(2)	1,226	1,152
Republic of Cameroon RegS 9.500%, 7/31/31(4)	3,040	2,922
Republic of Colombia
7.375%, 4/25/30	7,343	7,850
8.000%, 11/14/35	604	649
7.750%, 11/7/36	1,106	1,159
Republic of Ecuador RegS 6.900%, 7/31/30(4)(6)	5,733	5,083
Republic of El Salvador
144A 8.625%, 2/28/29(2)	3,145	3,354
RegS 9.250%, 4/17/30(4)	2,158	2,350
Republic of Gabon
144A 6.625%, 2/6/31(2)	2,318	1,869
RegS 9.500%, 2/18/29(4)	4,000	3,701
Republic of Ghana 144A 5.000%, 7/3/29(2)(6)	2,991	2,909
Republic of Guatemala 144A 5.250%, 8/10/29(2)(5)	1,127	1,137
Republic of Indonesia 4.750%, 9/10/34	3,012	3,006
Republic of Ivory Coast
144A 7.625%, 1/30/33(2)	2,079	2,162
	Par Value(1)	Value

Foreign Government Securities—continued
144A 8.075%, 4/1/36(2)	$4,502	$4,655
Republic of Kenya 144A 9.750%, 2/16/31(2)	2,310	2,465
Republic of Nigeria 144A 9.625%, 6/9/31(2)	6,038	6,508
Republic of Panama 3.875%, 3/17/28	2,874	2,828
Republic of Peru
2.783%, 1/23/31	5,226	4,820
5.375%, 2/8/35	1,359	1,387
Republic of Philippines 4.375%, 3/5/30(5)	8,038	8,128
Republic of Poland
4.625%, 3/18/29	3,242	3,302
4.875%, 2/12/30	4,266	4,391
5.375%, 2/12/35	1,888	1,956
Republic of Senegal RegS 7.750%, 6/10/31(4)	2,745	2,214
Republic of Serbia 144A 6.250%, 5/26/28(2)	2,468	2,568
Republic of South Africa
5.875%, 6/22/30	3,582	3,668
5.875%, 4/20/32	3,161	3,193
8.750%, 2/28/48	192,000 ZAR	9,608
Republic of Sri Lanka
144A 4.000%, 4/15/28(2)	292	280
144A 3.100%, 1/15/30(2)(6)	599	562
144A 3.350%, 3/15/33(2)(6)	614	527
144A 3.600%, 6/15/35(2)(6)	414	302
144A 3.600%, 2/15/38(2)(6)	576	511
Republic of Turkiye
9.125%, 7/13/30	4,691	5,303
7.125%, 2/12/32	2,003	2,071
7.250%, 5/29/32	3,426	3,566
6.950%, 9/16/35	1,864	1,876
Republica Orient Uruguay 4.375%, 1/23/31	3,882	3,931
Romania Government International Bond
144A 5.875%, 1/30/29(2)	7,363	7,565
144A 7.125%, 1/17/33(2)	3,458	3,688
144A 6.625%, 5/16/36(2)	1,863	1,890
Saudi International Bond
144A 4.750%, 1/18/28(2)	2,008	2,036
144A 5.375%, 1/13/31(2)	3,616	3,801
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Trinidad & Tobago Government International Bond
144A 4.500%, 8/4/26(2)	$1,107	$1,103
144A 5.950%, 1/14/31(2)	655	668
Ukraine Government Bond
144A 4.500%, 2/1/35(2)(6)	1,890	1,037
144A 4.500%, 2/1/36(2)(6)	1,266	685
RegS 4.500%, 2/1/35(4)(6)	1,992	1,093
RegS 0.010%, 2/1/36(4)(6)	2,420	1,165
United Mexican States
5.850%, 7/2/32	4,386	4,544
5.375%, 3/22/33	6,744	6,737
Uzbekistan International Bond 144A 7.850%, 10/12/28(2)	6,350	6,814
Total Foreign Government Securities (Identified Cost $275,970)		281,859

Mortgage-Backed Securities—24.5%
Agency—6.9%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	27,364	28,274
Pool #SD3238 5.500%, 12/1/52	2,383	2,412
Pool #SD8350 6.000%, 8/1/53	8,632	8,840
Pool #SD8494 5.500%, 1/1/55	49,924	50,354
Pool #SL1127 6.000%, 12/1/54	44,942	45,932
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	5	5
Pool #725762 6.000%, 8/1/34	32	33
Pool #773385 5.500%, 5/1/34	41	41
Pool #800267 5.500%, 12/1/34	10	10
Pool #806318 5.500%, 11/1/34	93	96
Pool #808018 5.500%, 1/1/35	56	58
Pool #889578 6.000%, 4/1/38	22	23
	Par Value(1)	Value

Agency—continued
Pool #890710 3.000%, 2/1/31	$1,446	$1,416
Pool #941322 6.000%, 7/1/37	4	4
Pool #AC6992 5.000%, 12/1/39	714	732
Pool #AD3841 4.500%, 4/1/40	748	750
Pool #AD4224 5.000%, 8/1/40	935	958
Pool #AE4799 4.000%, 10/1/40	10	10
Pool #AH4009 4.000%, 3/1/41	1,093	1,065
Pool #AI2472 4.500%, 5/1/41	669	669
Pool #AO5149 3.000%, 6/1/27	37	37
Pool #AS6515 4.000%, 1/1/46	1,465	1,409
Pool #FA1728 6.000%, 10/1/53	45,598	46,682
Pool #FS4438 5.000%, 11/1/52	10,531	10,494
Pool #FS8479 5.500%, 8/1/53	21,565	21,819
Pool #FS8791 6.000%, 8/1/54	9,162	9,411
Pool #MA4785 5.000%, 10/1/52	9,379	9,347
Pool #MA4805 4.500%, 11/1/52	20,124	19,606
Pool #MA5072 5.500%, 7/1/53	25,178	25,426
Pool #MA5139 6.000%, 9/1/53	36,290	37,180
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	2	2
		323,095

Non-Agency—17.6%
A&D Mortgage Trust
2023-NQM3, A1 144A 6.733%, 7/25/68(2)(7)	11,497	11,607
2025-NQM2, A1 144A 5.790%, 6/25/70(2)(7)	7,687	7,757
ADMT 2024-NQM6, A1 144A 5.666%, 1/25/70(2)(7)	7,096	7,150
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(2)(7)	11,049	10,676
2022-B, A1 144A 3.500%, 3/27/62(2)(7)	11,865	11,518
	Par Value(1)	Value

Non-Agency—continued
ALA Trust 2025-OANA, A (1 month Term SOFR + 1.743%, Cap N/A, Floor 1.743%) 144A 5.894%, 6/15/40(2)(7)	$13,775	$13,844
AMSR Trust
2021-SFR2, C 144A 1.877%, 8/17/38(2)	4,535	4,412
2021-SFR3, D 144A 2.177%, 10/17/38(2)	6,675	6,483
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(2)(7)	1,693	1,629
2021-3, A2 144A 1.305%, 5/25/66(2)(7)	1,385	1,209
2021-5, A1 144A 0.951%, 7/25/66(2)(7)	4,929	4,307
2021-8, A1 144A 1.820%, 11/25/66(2)(7)	7,609	6,818
2022-5, A1 144A 4.500%, 5/25/67(2)(7)	5,276	5,246
2023-1, A1 144A 4.750%, 9/26/67(2)(7)	3,306	3,291
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(7)	2,960	2,890
2019-2, A1 144A 3.347%, 4/25/49(2)(7)	1,810	1,761
2022-1, A1B 144A 3.269%, 12/25/56(2)(7)	4,252	3,980
Banc of America Funding Trust 2004-D, 5A1 4.954%, 1/25/35(7)	573	562
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.070%, 3/15/37(2)(7)	9,330	8,841
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	4,235	4,337
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(2)(7)	666	652
BX Commercial Mortgage Trust
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 6.111%, 2/15/39(2)(7)	7,987	7,977
2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.542%, 3/15/41(2)(7)	6,016	6,020
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
BX Trust
2019-OC11, A 144A 3.202%, 12/9/41(2)	$1,665	$1,573
2019-OC11, B 144A 3.605%, 12/9/41(2)	5,354	5,103
2019-OC11, D 144A 4.075%, 12/9/41(2)(7)	7,089	6,704
2022-CLS, A 144A 5.760%, 10/13/27(2)	17,112	17,238
2025-ROIC, C (1 month Term SOFR + 1.543%, Cap N/A, Floor 1.543%) 144A 5.693%, 3/15/30(2)(7)	996	994
CENT 2025-CITY, A 144A 5.091%, 7/10/40(2)(7)	2,345	2,372
Chase Mortgage Finance Corp. 2016-SH2, M2 144A 3.750%, 12/25/45(2)(7)	3,349	3,140
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(7)	3,926	3,746
Citigroup Mortgage Loan Trust, Inc.
2013-A, A 144A 3.000%, 5/25/42(2)(7)	1,863	1,712
2018-RP1, A1 144A 3.000%, 9/25/64(2)(7)	1,367	1,346
2019-RP1, A1 144A 3.500%, 1/25/66(2)(7)	2,493	2,448
2025-INV1, A2 144A 6.000%, 1/25/55(2)(7)	7,155	7,253
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(2)(7)	10,340	10,180
2022-4, A1 144A 4.301%, 3/25/67(2)(7)	5,679	5,659
2022-5, A1 144A 4.550%, 4/25/67(2)(7)	12,106	12,063
2023-3, A1 144A 7.180%, 9/25/68(2)(7)	6,169	6,259
2023-4, A1 144A 7.163%, 10/25/68(2)(7)	1,261	1,282
2024-5, A1 144A 5.123%, 8/25/69(2)(7)	9,023	9,037
COOPR Residential Mortgage Trust
2025-CES1, A1A 144A 5.654%, 5/25/60(2)(7)	5,636	5,702
2025-CES2, A1A 144A 5.502%, 6/25/60(2)(7)	6,225	6,284
CoreVest American Finance Trust
2020-3, A 144A 1.358%, 8/15/53(2)	375	369
2022-1, A 144A 4.744%, 6/17/55(2)(7)	5,120	5,147
	Par Value(1)	Value

Non-Agency—continued
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(2)(7)	$9,557	$9,353
2020-NQM1, A1 144A 2.208%, 5/25/65(2)(7)	1,436	1,373
2020-RPL4, A1 144A 2.000%, 1/25/60(2)(7)	8,618	7,807
Deephaven Residential Mortgage Trust
2021-4, A1 144A 1.931%, 11/25/66(2)(7)	4,826	4,286
2022-1, A1 144A 2.205%, 1/25/67(2)(7)	4,590	4,212
EFMT 2025-NQM2, A1 144A 5.596%, 6/25/70(2)(7)	8,411	8,482
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(2)(7)	644	615
2020-2, A1 144A 1.178%, 10/25/65(2)(7)	3,023	2,857
2021-1, A2 144A 1.003%, 2/25/66(2)(7)	745	654
2022-1, A1 144A 2.206%, 1/25/67(2)(7)	1,612	1,425
Fashion Show Mall LLC 2024-SHOW, A 144A 5.274%, 10/10/41(2)(7)	10,220	10,366
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(2)	7,260	7,082
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(2)(7)	490	447
2019-2, A52 144A 3.500%, 6/25/59(2)(7)	2,564	2,328
GCAT Trust 2023-NQM2, A1 144A 5.837%, 11/25/67(2)(7)	8,880	8,868
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(7)	2,630	2,430
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(7)	6,698	6,734
Hudson Yards Mortgage Trust 2025-SPRL, A 144A 5.649%, 1/13/40(2)(7)	4,620	4,774
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(2)(7)	8,176	8,147
	Par Value(1)	Value

Non-Agency—continued
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.415%, 1/25/63(2)(7)	$7,202	$7,054
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(2)(7)	536	505
2014-5, B1 144A 2.597%, 10/25/29(2)(7)	1,882	1,803
2014-5, B2 144A 2.597%, 10/25/29(2)(7)	886	845
2015-1, AM1 144A 5.666%, 12/25/44(2)(7)	462	456
2015-5, A2 144A 5.925%, 5/25/45(2)(7)	526	525
2017-3, 2A2 144A 2.500%, 8/25/47(2)(7)	1,234	1,082
2017-5, A1 144A 4.967%, 10/26/48(2)(7)	704	712
2018-7FRB, A2 (1 month Term SOFR + 0.864%) 144A 5.022%, 4/25/46(2)(7)	3,792	3,726
2024-CES1, A1A 144A 5.919%, 6/25/54(2)(7)	6,530	6,582
2025-CES1, A1 144A 5.666%, 5/25/55(2)(7)	8,679	8,747
2025-CES2, A1 144A 5.592%, 6/25/55(2)(7)	10,693	10,786
2025-NQM2, A1 144A 5.567%, 9/25/65(2)(7)	8,548	8,620
LHOME Mortgage Trust 2024-RTL1, A1 144A 7.017%, 1/25/29(2)(7)	8,545	8,639
MetLife Securitization Trust
2017-1A, M1 144A 3.411%, 4/25/55(2)(7)	7,930	7,244
2019-1A, A1A 144A 3.750%, 4/25/58(2)(7)	2,527	2,497
MFA Trust
2022-INV1, A1 144A 3.907%, 4/25/66(2)(7)	6,670	6,628
2022-INV2, A1 144A 4.950%, 7/25/57(2)(7)	2,340	2,335
2022-NQM2, A1 144A 4.000%, 5/25/67(2)(7)	3,000	2,958
2024-NQM2, A1 144A 5.272%, 8/25/69(2)(7)	8,058	8,072
2020-NQM3, A1 144A 1.014%, 1/26/65(2)(7)	905	860
2021-INV1, A1 144A 0.852%, 1/25/56(2)(7)	383	372
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(7)	1,898	1,879
2019-1, M2 144A 3.500%, 10/25/69(2)(7)	12,131	11,259
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2019-GS2, A1 144A 2.750%, 8/25/59(2)(7)	$1,155	$1,124
2021-NMR1, A1 144A 1.125%, 11/25/60(2)(7)	2,121	2,037
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	12,180	12,683
Morgan Stanley Residential Mortgage Loan Trust
2014-1A, B2 144A 5.884%, 6/25/44(2)(7)	943	944
2024-INV4, A1 144A 6.000%, 9/25/54(2)(7)	4,701	4,771
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(2)(7)	2,472	2,405
2015-2A, A1 144A 3.750%, 8/25/55(2)(7)	2,087	2,031
2016-4A, A1 144A 3.750%, 11/25/56(2)(7)	1,724	1,657
2017-2A, A3 144A 4.000%, 3/25/57(2)(7)	6,939	6,743
2018-2A, A1 144A 4.500%, 2/25/58(2)(7)	3,714	3,677
2018-3A, A1 144A 4.500%, 5/25/58(2)(7)	1,757	1,719
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(7)	1,819	1,740
2024-NQM3, A1 144A 5.466%, 11/25/64(2)(7)	4,978	5,028
2016-2A, A1 144A 3.750%, 11/26/35(2)(7)	2,548	2,475
2018-1A, A1A 144A 4.000%, 12/25/57(2)(7)	4,885	4,776
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(2)(7)	8,059	7,063
NYC Commercial Mortgage Trust 2025-300P, A 144A 4.879%, 7/13/42(2)(7)	10,550	10,601
NYMT Loan Trust
2022-CP1, A1 144A 2.042%, 7/25/61(2)	2,971	2,803
2024-CP1, A1 144A 3.750%, 2/25/68(2)(7)	3,297	3,060
OBX Trust
2022-NQM1, A1 144A 2.305%, 11/25/61(2)(7)	3,169	2,871
2023-NQM10, A1 144A 6.465%, 10/25/63(2)(7)	6,284	6,357
2023-NQM5, A1A 144A 6.567%, 6/25/63(2)(7)	2,807	2,827
2023-NQM9, A1 144A 7.159%, 10/25/63(2)(7)	2,832	2,879
2024-HYB1, A1 144A 3.631%, 3/25/53(2)(7)	7,285	7,168
2024-HYB2, A1 144A 3.688%, 4/25/53(2)(7)	7,789	7,669
	Par Value(1)	Value

Non-Agency—continued
2024-NQM1, A1 144A 5.928%, 11/25/63(2)(7)	$3,586	$3,616
2024-NQM3, A1 144A 6.129%, 12/25/63(2)(7)	6,590	6,668
2024-NQM9, A1 144A 6.030%, 1/25/64(2)(7)	8,806	8,913
2025-NQM4, A1 144A 5.400%, 2/25/55(2)(7)	9,065	9,125
2025-NQM6, A1 144A 5.603%, 3/25/65(2)(7)	8,079	8,171
2018-1, A2 (1 month Term SOFR + 0.764%) 144A 4.922%, 6/25/57(2)(7)	1,275	1,250
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(2)(7)	1,195	1,195
PMT Loan Trust
2024-INV2, A1 144A 6.000%, 12/25/59(2)(7)	4,332	4,391
2025-INV7, A7 144A 6.000%, 6/25/56(2)(7)	3,346	3,403
PRET Trust 2025-NPL1, A1 144A 6.063%, 2/25/55(2)(7)	10,212	10,250
PRKCM Trust 2022-AFC1, A1A 144A 4.100%, 4/25/57(2)(7)	9,374	9,325
Progress Residential Trust
2021-SFR3, D 144A 2.288%, 5/17/26(2)	11,130	11,014
2021-SFR5, D 144A 2.109%, 7/17/38(2)	2,500	2,456
Provident Funding Mortgage Trust 2025-1, A3 144A 5.500%, 2/25/55(2)(7)	5,480	5,509
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(2)(7)	2,967	2,573
2023-CES1, A1A 144A 6.515%, 6/25/43(2)(7)	9,023	9,081
2023-CES2, A1A 144A 6.808%, 9/25/43(2)(7)	4,416	4,471
2024-CES8, A1A 144A 5.490%, 11/25/44(2)(7)	3,109	3,135
2024-CES9, A1A 144A 5.582%, 12/25/44(2)(7)	6,523	6,592
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(2)(7)	186	185
RFR Trust 2025-SGRM, A 144A 5.562%, 3/11/41(2)(7)	2,130	2,178
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(2)	2,735	2,818
	Par Value(1)	Value

Non-Agency—continued
2024-CNTR, C 144A 6.471%, 11/13/41(2)	$7,605	$7,899
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(7)	938	912
SG Residential Mortgage Trust 2021-1, A1 144A 1.160%, 7/25/61(2)(7)	14,187	11,834
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(2)(7)	345	330
2021-3, A1 144A 1.127%, 6/25/56(2)(7)	6,664	5,902
THPT Mortgage Trust 2023-THL, A 144A 7.227%, 12/10/34(2)(7)	11,329	11,502
Towd Point Mortgage Trust
2015-6, B2 144A 3.789%, 4/25/55(2)(7)	9,529	9,002
2016-4, B1 144A 3.967%, 7/25/56(2)(7)	8,095	7,885
2017-1, M1 144A 3.750%, 10/25/56(2)(7)	9,647	9,506
2018-2, A2 144A 3.500%, 3/25/58(2)(7)	12,525	12,204
2018-6, A1A 144A 3.750%, 3/25/58(2)(7)	928	921
2019-2, A2 144A 3.750%, 12/25/58(2)(7)	925	841
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 5.872%, 5/25/58(2)(7)	4,045	4,061
2020-MH1, A2 144A 2.500%, 2/25/60(2)(7)	12,111	11,637
2021-1, A2 144A 2.750%, 11/25/61(2)(7)	12,970	11,148
2024-1, A1 144A 4.876%, 3/25/64(2)(7)	12,392	12,590
2017-6, A2 144A 3.000%, 10/25/57(2)(7)	11,151	10,700
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(2)	5,243	4,944
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(2)	6,490	6,366
Verus Securitization Trust
2021-2, A1 144A 1.031%, 2/25/66(2)(7)	3,241	2,897
2023-1, A1 144A 5.850%, 12/25/67(2)(7)	3,567	3,564
2023-8, A1 144A 6.259%, 12/25/68(2)(7)	5,971	6,036
2024-3, A1 144A 6.338%, 4/25/69(2)(7)	1,001	1,015
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2021-R1, A1 144A 0.820%, 10/25/63(2)(7)	$1,521	$1,463
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(2)(7)	402	399
2021-1R, A1 144A 1.280%, 5/25/56(2)	3,995	3,724
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(2)(7)	2,043	1,766
		829,479

Total Mortgage-Backed Securities (Identified Cost $1,163,021)		1,152,574

Asset-Backed Securities—27.3%
Automobiles—11.8%
ACM Auto Trust
2024-2A, A 144A 6.060%, 2/20/29(2)	1,465	1,464
2025-1A, A 144A 5.380%, 6/20/29(2)	1,564	1,559
2025-2A, A 144A 5.550%, 6/20/28(2)	5,547	5,527
2025-3A, A 144A 5.010%, 1/22/30(2)	5,127	5,108
American Credit Acceptance Receivables Trust
2024-1, C 144A 5.630%, 1/14/30(2)	7,714	7,747
2024-4, C 144A 4.910%, 8/12/31(2)	8,335	8,375
2025-1, C 144A 5.090%, 8/12/31(2)	13,835	13,948
American Heritage Auto Receivables Trust 2024-1A, A3 144A 4.900%, 9/17/29(2)	4,360	4,400
Arivo Acceptance Auto Loan Receivables Trust
2022-1A, B 144A 4.770%, 6/15/28(2)	6,200	6,203
2022-2A, A 144A 6.900%, 1/16/29(2)	1,962	1,982
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(2)	7,671	7,630
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(2)	1,870	1,834
(AESOP) 2021-1A, D 144A 3.710%, 8/20/27(2)	11,500	11,335
	Par Value(1)	Value

Automobiles—continued
(AESOP) 2021-1A, D 144A 4.080%, 2/20/28(2)	$3,815	$3,733
(AESOP) 2022-5A, A 144A 6.120%, 4/20/27(2)	6,383	6,422
(AESOP) 2022-5A, C 144A 6.240%, 4/20/27(2)	4,650	4,669
(AESOP) 2023-2A, C 144A 6.180%, 10/20/27(2)	3,500	3,538
(AESOP) 2023-3A, D 144A 7.320%, 2/20/28(2)	4,000	4,062
(AESOP) 2024-1A, A 144A 5.360%, 6/20/30(2)	8,050	8,326
BOF URSA VI Funding Trust I 2023-CAR2, A2 144A 5.542%, 10/27/31(2)	577	580
Bridgecrest Lending Auto Securitization Trust
2025-1, C 5.150%, 12/17/29	9,650	9,703
2025-2, D 5.620%, 3/17/31	8,170	8,279
Carmax Select Receivables Trust 2025-B, C 4.830%, 6/16/31	6,000	5,987
Carvana Auto Receivables Trust
2020-P1, C 1.320%, 11/9/26	1,542	1,535
2021-N2, C 1.070%, 3/10/28	679	662
2021-N3, D 1.580%, 6/12/28	1,764	1,714
2021-P3, B 1.420%, 8/10/27	7,355	7,153
2022-N1, C 144A 3.320%, 12/11/28(2)	482	476
2022-N1, D 144A 4.130%, 12/11/28(2)	3,443	3,415
2023-N1, C 144A 5.920%, 7/10/29(2)	3,044	3,065
2023-N4, C 144A 6.590%, 2/11/30(2)	4,970	5,108
Consumer Portfolio Services Auto Trust
2025-A, C 144A 5.250%, 4/15/31(2)	7,074	7,144
2025-B, C 144A 5.120%, 7/15/31(2)	5,305	5,351
CPS Auto Receivables Trust
2023-D, C 144A 7.170%, 1/15/30(2)	3,549	3,602
2024-A, C 144A 5.740%, 4/15/30(2)	2,455	2,481
	Par Value(1)	Value

Automobiles—continued
2024-C, C 144A 5.760%, 10/15/30(2)	$6,810	$6,904
Credit Acceptance Auto Loan Trust
2023-2A, A 144A 5.920%, 5/16/33(2)	1,153	1,157
2024-1A, A 144A 5.680%, 3/15/34(2)	8,404	8,500
Drive Auto Receivables Trust 2024-1, C 5.430%, 11/17/31	5,680	5,755
DT Auto Owner Trust
2022-2A, D 144A 5.460%, 3/15/28(2)	7,163	7,185
2023-1A, D 144A 6.440%, 11/15/28(2)	1,741	1,770
Exeter Automobile Receivables Trust
2022-3A, C 5.300%, 9/15/27	481	481
2023-3A, D 6.680%, 4/16/29	3,723	3,809
2023-5A, B 6.580%, 4/17/28	2,759	2,771
2024-2A, C 5.740%, 5/15/29	10,237	10,357
2024-5A, B 4.480%, 4/16/29	3,505	3,510
2025-3A, D 5.570%, 10/15/31	9,260	9,410
2025-4A, B 4.400%, 5/15/30	3,730	3,744
Exeter Select Automobile Receivables Trust 2025-2, C 4.910%, 12/15/31	8,365	8,418
FHF Issuer Trust 2024-1A, A2 144A 5.690%, 2/15/30(2)	2,581	2,603
FHF Trust
2022-1A, B 144A 5.390%, 5/15/28(2)	5,260	5,260
2022-2A, B 144A 6.570%, 1/16/29(2)	8,847	8,907
2023-1A, A2 144A 6.570%, 6/15/28(2)	652	657
FinBe USA Trust 2025-1A, B 144A 6.600%, 12/16/30(2)	3,250	3,251
First Investors Auto Owner Trust
2021-2A, C 144A 1.470%, 11/15/27(2)	3,568	3,540
2022-1A, C 144A 3.130%, 5/15/28(2)	4,067	4,050
Flagship Credit Auto Trust
2023-1, D 144A 6.460%, 5/15/29(2)	3,460	3,410
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Automobiles—continued
2024-1, B 144A 5.630%, 4/16/29(2)	$6,139	$6,145
2024-1, C 144A 5.790%, 2/15/30(2)	5,600	5,522
2024-3, B 144A 5.350%, 7/16/29(2)	1,900	1,886
2024-3, C 144A 5.410%, 9/16/30(2)	5,690	5,527
Foursight Capital Automobile Receivables Trust
2023-2, A2 144A 5.990%, 5/15/28(2)	1,193	1,199
2024-1, C 144A 5.770%, 11/15/29(2)	5,000	5,086
GLS Auto Receivables Issuer Trust
2020-3A, E 144A 4.310%, 7/15/27(2)	1,305	1,305
2021-3A, E 144A 3.200%, 10/16/28(2)	13,050	12,866
2022-2A, D 144A 6.150%, 4/17/28(2)	4,877	4,913
2024-2A, C 144A 6.030%, 2/15/30(2)	5,445	5,563
2024-3A, C 144A 5.210%, 2/18/31(2)	5,700	5,769
2025-1A, D 144A 5.610%, 11/15/30(2)	4,614	4,710
2025-2A, D 144A 5.590%, 1/15/31(2)	4,000	4,072
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(2)	4,400	4,502
2023-2A, A3 144A 6.380%, 2/15/29(2)	1,725	1,761
2024-2A, A2 144A 5.580%, 6/17/30(2)	3,541	3,585
2024-3A, B 144A 5.640%, 8/15/30(2)	1,660	1,700
2024-3A, C 144A 5.920%, 8/15/30(2)	3,483	3,595
2025-1A, A2 144A 4.710%, 4/15/30(2)	5,244	5,275
2025-1A, B 144A 5.040%, 2/15/31(2)	1,425	1,450
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(2)	3,025	3,075
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(2)	2,297	2,293
2022-1A, A 144A 5.210%, 6/15/27(2)	243	243
2023-1A, D 144A 7.300%, 6/17/30(2)	2,570	2,620
	Par Value(1)	Value

Automobiles—continued
2023-3A, D 144A 6.920%, 12/16/30(2)	$3,000	$3,109
2024-3A, C 144A 4.930%, 3/15/30(2)	6,065	6,127
2025-1A, C 144A 5.110%, 7/15/30(2)	3,130	3,190
2025-1A, D 144A 5.520%, 5/17/32(2)	3,000	3,067
Lendbuzz Auto Receivables Trust 0.000%, 11/15/27	5,558	5,575
Lendbuzz Securitization Trust
2023-2A, A2 144A 7.090%, 10/16/28(2)	2,457	2,497
2024-1A, A2 144A 6.190%, 8/15/29(2)	2,000	2,013
2024-2A, A2 144A 5.990%, 5/15/29(2)	3,749	3,772
2024-3A, A2 144A 4.970%, 10/15/29(2)	3,179	3,182
2025-1A, A2 144A 5.100%, 10/15/30(2)	6,089	6,096
2025-1A, B 144A 5.470%, 11/15/30(2)	7,940	8,020
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(2)	5,295	5,327
OneMain Direct Auto Receivables Trust
2021-1A, B 144A 1.260%, 7/14/28(2)	17,610	17,485
2022-1A, C 144A 5.310%, 6/14/29(2)	7,485	7,506
Oscar U.S. Funding XIII LLC 2021-2A, A4 144A 1.270%, 9/11/28(2)	1,853	1,838
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(2)	4,879	4,914
Prestige Auto Receivables Trust 2023-2A, B 144A 6.640%, 12/15/27(2)	4,833	4,854
SAFCO Auto Receivables Trust
2024-1A, B 144A 6.310%, 11/20/28(2)	3,225	3,237
2024-1A, C 144A 6.960%, 1/18/30(2)	3,770	3,811
2025-1A, A 144A 5.460%, 9/10/29(2)	2,179	2,173
2025-1A, C 144A 5.750%, 11/11/30(2)	6,710	6,638
Santander Drive Auto Receivables Trust 2023-1, B 4.980%, 2/15/28	214	214
	Par Value(1)	Value

Automobiles—continued
Tesla Lease Electric Vehicle Securitization LLC 2025-A, A2 144A 4.140%, 6/20/28(2)	$4,950	$4,953
Tricolor Auto Securitization Trust 2024-2A, C 144A 6.930%, 4/17/28(2)	3,355	2,009
United Auto Credit Securitization Trust
2023-1, D 144A 8.000%, 7/10/28(2)	6,621	6,682
2024-1, C 144A 7.060%, 10/10/29(2)	8,905	8,958
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(2)	9,585	9,711
Veros Auto Receivables Trust
2023-1, B 144A 7.170%, 11/15/28(2)	8,403	8,450
2025-1, B 144A 5.540%, 7/16/29(2)	4,270	4,300
2025-1, C 144A 6.170%, 12/17/29(2)	3,505	3,558
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(2)	1,205	1,202
2023-1A, C 144A 5.740%, 8/15/28(2)	1,415	1,424
2024-2A, B 144A 5.620%, 3/15/30(2)	11,590	11,737
2025-2A, C 144A 4.850%, 1/15/31(2)	12,870	12,937
		554,794

Collateralized Loan Obligation—0.3%
GoldenTree Loan Management U.S. CLO 9 Ltd. 2021-9A, AR (3 month Term SOFR + 1.500%, Cap N/A, Floor 1.500%) 144A 5.825%, 4/20/37(2)(7)	13,670	13,727
Consumer Loans—0.9%
ACHV ABS Trust 2025-1PL, B 144A 5.040%, 4/26/32(2)	1,729	1,736
Marlette Funding Trust
2023-2A, B 144A 6.540%, 6/15/33(2)	81	82
2024-1A, B 144A 6.070%, 7/17/34(2)	6,622	6,665
OneMain Financial Issuance Trust
2022-3A, A 144A 5.940%, 5/15/34(2)	4,422	4,449
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Consumer Loans—continued
2025-1A, B 144A 5.050%, 7/14/38(2)	$2,710	$2,742
Oportun Issuance Trust
2021-C, A 144A 2.180%, 10/8/31(2)	6,605	6,480
2025-A, A 144A 5.010%, 2/8/33(2)	8,580	8,592
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(2)	1,611	1,615
2024-1A, B 144A 6.290%, 2/18/31(2)	4,250	4,291
2025-1A, A 144A 4.960%, 8/16/32(2)	2,641	2,648
		39,300

Credit Card—0.5%
American Express Credit Account Master Trust 2025-5, A 4.510%, 7/15/32	13,575	13,863
Mercury Financial Credit Card Master Trust 2024-2A, A 144A 6.560%, 7/20/29(2)	9,530	9,605
		23,468

Equipment—0.1%
CCG Receivables Trust 2022-1, C 144A 4.670%, 7/16/29(2)	3,750	3,750
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(2)	1,832	1,841
		5,591

Other—13.6%
Affirm Asset Securitization Trust
2024-X2, A 144A 5.220%, 12/17/29(2)	309	309
2025-X1, A 144A 5.080%, 4/15/30(2)	1,367	1,369
ALLO Issuer LLC 2025-1A, A2 144A 5.528%, 4/20/55(2)	8,050	8,168
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(2)	880	888
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(2)	11,135	11,329
Aqua Finance Issuer Trust 2025-A, A 144A 5.250%, 12/19/50(2)	3,944	4,014
	Par Value(1)	Value

Other—continued
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(2)	$1,005	$980
2019-A, C 144A 4.010%, 7/16/40(2)	9,135	8,959
2020-AA, B 144A 2.790%, 7/17/46(2)	1,595	1,530
2024-A, B 144A 5.060%, 4/18/50(2)	8,320	8,409
BHG Securitization Trust 2021-B, B 144A 1.670%, 10/17/34(2)	4,407	4,342
Blue Owl Asset Leasing Trust LLC 2024-1A, A2 144A 5.050%, 3/15/29(2)	4,267	4,284
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(2)	9,365	9,496
Business Jet Securities LLC 2024-2A, A 144A 5.364%, 9/15/39(2)	2,442	2,453
BXG Receivables Note Trust
2020-A, B 144A 2.490%, 2/28/36(2)	1,472	1,433
2022-A, B 144A 4.610%, 9/28/37(2)	1,151	1,144
2023-A, A 144A 5.770%, 11/15/38(2)	3,436	3,502
Castlelake Aircraft Structured Trust 2025-1A, A 144A 5.783%, 2/15/50(2)	10,401	10,561
CCG Receivables Trust
2023-1, A2 144A 5.820%, 9/16/30(2)	957	962
2024-1, B 144A 5.080%, 3/15/32(2)	3,085	3,136
2025-1, C 144A 4.890%, 10/14/32(2)	2,390	2,418
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(2)	8,058	6,921
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(2)	3,148	3,183
COOPR Residential Mortgage Trust 2025-CES3, A1A 144A 4.840%, 9/25/60(2)(7)	11,710	11,688
CoreVest American Finance Trust 2018-1, D 144A 4.920%, 6/15/51(2)	9,689	9,704
Dext ABS LLC
2023-1, A2 144A 5.990%, 3/15/32(2)	3,097	3,112
	Par Value(1)	Value

Other—continued
2023-2, B 144A 6.410%, 5/15/34(2)	$2,800	$2,848
2025-1, B 144A 4.980%, 8/15/35(2)	11,370	11,499
EFMT 2025-CES4, A1 144A 5.431%, 6/25/60(2)(7)	9,336	9,407
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(2)	5,669	5,855
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(2)	11,395	6,838
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(2)	10,535	10,958
Foundation Finance Trust
2021-1A, A 144A 1.270%, 5/15/41(2)	4,494	4,268
2023-1A, A 144A 5.670%, 12/15/43(2)	2,097	2,149
2023-2A, A 144A 6.530%, 6/15/49(2)	5,781	6,035
2024-2A, A 144A 4.600%, 3/15/50(2)	2,778	2,783
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(2)	3,332	3,090
Global SC Finance VII Srl 2020-1A, A 144A 2.170%, 10/17/40(2)	4,351	4,170
GreenSky Home Improvement Issuer Trust 2024-2, A2 144A 5.250%, 10/27/59(2)	878	881
Hardee’s Funding LLC
2020-1A, A2 144A 3.981%, 12/20/50(2)	13,373	12,896
2024-1A, A2 144A 7.253%, 3/20/54(2)	813	842
Hilton Grand Vacations Trust
2022-1D, B 144A 4.100%, 6/20/34(2)	1,253	1,246
2022-2A, C 144A 5.570%, 1/25/37(2)	381	384
2024-2A, A 144A 5.500%, 3/25/38(2)	4,555	4,645
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(2)	712	697
HINNT LLC
2024-A, A 144A 5.490%, 3/15/43(2)	8,148	8,293
2025-A, B 144A 5.450%, 3/15/44(2)	996	1,005
Hotwire Funding LLC 2023-1A, A2 144A 5.687%, 5/20/53(2)	5,500	5,558
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Other—continued
Jersey Mike’s Funding LLC
2019-1A, A2 144A 4.433%, 2/15/50(2)	$10,792	$10,777
2024-1A, A2 144A 5.636%, 2/15/55(2)	4,189	4,269
Lendmark Funding Trust
2021-1A, A 144A 1.900%, 11/20/31(2)	10,385	10,053
2024-1A, A 144A 5.530%, 6/21/32(2)	6,000	6,089
Libra Solutions LLC 2025-1A, A 144A 6.355%, 8/15/39(2)	5,600	5,631
Mariner Finance Issuance Trust 2025-AA, A 144A 4.980%, 5/20/38(2)	11,590	11,717
MetroNet Infrastructure Issuer LLC 2025-2A, A2 144A 5.400%, 8/20/55(2)	11,565	11,738
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(2)	1,555	1,557
MVW LLC
2021-1WA, B 144A 1.440%, 1/22/41(2)	701	675
2023-1A, B 144A 5.420%, 10/20/40(2)	3,118	3,155
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(2)	2,749	2,478
NBC Funding LLC 2025-1A, A2 144A 6.209%, 7/30/55(2)	1,635	1,671
NMEF Funding LLC
2023-A, B 144A 6.830%, 6/17/30(2)	10,120	10,354
2024-A, A2 144A 5.150%, 12/15/31(2)	3,985	4,015
2025-A, B 144A 5.180%, 7/15/32(2)	2,500	2,525
Octane Receivables Trust
2023-1A, C 144A 6.370%, 9/20/29(2)	2,000	2,034
2023-3A, B 144A 6.480%, 7/20/29(2)	4,444	4,521
2023-3A, C 144A 6.740%, 8/20/29(2)	4,818	4,941
2024-1A, B 144A 5.660%, 5/20/30(2)	3,845	3,902
2024-3A, B 144A 5.310%, 9/20/30(2)	6,131	6,232
2024-3A, C 144A 5.510%, 10/20/31(2)	5,000	5,094
OWN Equipment Fund I LLC 2024-2M, A 144A 5.700%, 12/20/32(2)	5,998	6,084
	Par Value(1)	Value

Other—continued
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(2)	$10,570	$10,593
PEAC Solutions Receivables LLC
2024-1A, B 144A 5.790%, 11/20/30(2)	5,490	5,635
2025-1A, C 144A 5.490%, 7/20/32(2)	1,150	1,165
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(2)	9,973	10,170
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(2)	3,537	3,650
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(2)	3,750	3,686
RCKT Mortgage Trust
2023-CES3, A1A 144A 7.113%, 11/25/43(2)(7)	10,141	10,321
2024-CES1, A1A 144A 6.025%, 2/25/44(2)(7)	4,962	5,013
2024-CES3, A1A 144A 6.591%, 5/25/44(2)(7)	10,991	11,169
2025-CES5, A1A 144A 5.687%, 5/25/55(2)(7)	5,340	5,413
RCKT Trust
2025-1A, B 144A 4.990%, 7/25/34(2)	3,445	3,460
2025-1A, C 144A 5.160%, 7/25/34(2)	5,607	5,640
Reach ABS Trust
2024-2A, B 144A 5.840%, 7/15/31(2)	7,030	7,146
2025-2A, B 144A 5.120%, 8/18/32(2)	4,090	4,122
Regional Management Issuance Trust
2022-1, A 144A 3.070%, 3/15/32(2)	2,012	2,004
2024-2, A 144A 5.110%, 12/15/33(2)	7,290	7,353
Scalelogix ABS U.S. Issuer LLC 2025-1A, A2 144A 5.673%, 7/25/55(2)	9,105	9,107
Sierra Timeshare Receivables Funding LLC 2024-2A, A 144A 5.140%, 6/20/41(2)	4,705	4,751
SoFi Consumer Loan Program Trust 2025-1, A 144A 4.800%, 2/27/34(2)	6,098	6,129
	Par Value(1)	Value

Other—continued
STAR Trust 2025-SFR5, A (1 month Term SOFR + 1.450%, Cap N/A, Floor 1.450%) 144A 5.601%, 2/17/42(2)(7)	$7,026	$7,046
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(2)	10,332	10,598
Switch ABS Issuer LLC
2024-2A, A2 144A 5.436%, 6/25/54(2)	9,920	9,970
2025-1A, A2 144A 5.036%, 3/25/55(2)	2,950	2,923
Taco Bell Funding LLC 2025-1A, A2I 144A 4.821%, 8/25/55(2)	13,235	13,199
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(2)	4,965	5,094
Towd Point Mortgage Trust
2020-MH1, M1 144A 2.750%, 2/25/60(2)(7)	3,525	3,365
2024-CES1, A1A 144A 5.848%, 1/25/64(2)(7)	3,182	3,204
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(2)	6,455	6,564
Tricon Residential Trust 2024-SFR3, A 144A 4.500%, 8/17/41(2)	4,631	4,624
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(2)	12,333	12,257
Triton Container Finance IX LLC 2025-1A, A 144A 5.430%, 6/20/50(2)	6,354	6,431
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(2)	10,590	10,757
Upgrade Master Pass-Through Trust
2025-ST3, A 144A 5.981%, 6/15/32(2)	4,492	4,542
2025-ST4, A 144A 5.495%, 8/16/32(2)	2,785	2,796
2025-ST5, A 144A 4.794%, 9/15/32(2)	3,755	3,764
Upgrade Receivables Trust 2024-1A, B 144A 5.770%, 2/18/31(2)	9,120	9,153
Upstart Securitization Trust
2025-2, A2 144A 5.220%, 6/20/35(2)	8,240	8,287
2025-3, A2 144A 4.600%, 9/20/35(2)	6,850	6,853
UPX HIL Issuer Trust 2025-1, A 144A 5.160%, 1/25/47(2)	4,275	4,293
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Other—continued
VFI ABS LLC
2023-1A, A 144A 7.270%, 3/26/29(2)	$751	$755
2025-1A, A 144A 4.780%, 6/24/30(2)	4,330	4,347
Westgate Resorts LLC
2022-1A, B 144A 2.288%, 8/20/36(2)	692	685
2024-1A, A 144A 6.060%, 1/20/38(2)	4,142	4,206
Wingspire Equipment Finance LLC 2025-1A, A2 144A 4.330%, 9/20/33(2)	3,795	3,794
Wingstop Funding LLC 2024-1A, A2 144A 5.858%, 12/5/54(2)	7,750	8,020
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	14,438	13,618
		637,825

Student Loan—0.1%
MPOWER Education Trust 2025-A, A 144A 6.620%, 7/21/42(2)	6,124	6,186
Total Asset-Backed Securities (Identified Cost $1,281,794)		1,280,891

Corporate Bonds and Notes—25.7%
Communication Services—1.2%
CCO Holdings LLC
144A 6.375%, 9/1/29(2)	1,585	1,607
144A 4.500%, 8/15/30(2)	3,370	3,183
CSC Holdings LLC 144A 11.750%, 1/31/29(2)	4,880	4,104
DIRECTV Financing LLC
144A 5.875%, 8/15/27(2)	3,661	3,657
144A 8.875%, 2/1/30(2)	560	553
Gray Media, Inc. 144A 7.250%, 8/15/33(2)	3,270	3,241
IHS Holding Ltd.
144A 5.625%, 11/29/26(2)	786	776
144A 8.250%, 11/29/31(2)	1,100	1,159
Nexstar Media, Inc. 144A 5.625%, 7/15/27(2)	9,365	9,351
Sinclair Television Group, Inc. 144A 8.125%, 2/15/33(2)	4,995	5,126
Snap, Inc. 144A 6.875%, 3/15/34(2)	2,220	2,247
Telesat Canada 144A 6.500%, 10/15/27(2)	2,485	1,224
	Par Value(1)	Value

Communication Services—continued
T-Mobile USA, Inc. 3.875%, 4/15/30	$13,500	$13,238
Univision Communications, Inc. 144A 8.000%, 8/15/28(2)	4,840	5,015
		54,481

Consumer Discretionary—1.5%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	8,325	8,505
Ashtead Capital, Inc. 144A 4.250%, 11/1/29(2)	8,000	7,890
Clarios Global LP 144A 6.750%, 2/15/30(2)	225	233
Ford Motor Credit Co. LLC
7.350%, 11/4/27	5,165	5,387
6.800%, 5/12/28	2,130	2,212
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	10,087	9,820
Newell Brands, Inc. 6.375%, 9/15/27	9,261	9,387
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)	4,765	4,735
Prosus N.V. 144A 3.061%, 7/13/31(2)	1,826	1,654
Sodexo, Inc. 144A 5.150%, 8/15/30(2)	6,795	6,947
Tractor Supply Co. 1.750%, 11/1/30	10,720	9,425
Weekley Homes LLC 144A 4.875%, 9/15/28(2)	5,225	5,116
		71,311

Consumer Staples—0.4%
Coty, Inc. 144A 6.625%, 7/15/30(2)	4,685	4,787
Mars, Inc. 144A 4.800%, 3/1/30(2)	4,165	4,243
Post Holdings, Inc.
144A 6.250%, 2/15/32(2)	3,350	3,444
144A 6.375%, 3/1/33(2)	3,940	3,977
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(2)	4,820	4,816
		21,267

Energy—3.1%
Adnoc Murban Rsc Ltd. 144A 4.250%, 9/11/29(2)	1,824	1,831
BP Capital Markets plc 4.875% (8)	9,800	9,731
Buckeye Partners LP 144A 6.750%, 2/1/30(2)	2,370	2,462
	Par Value(1)	Value

Energy—continued
Civitas Resources, Inc.
144A 8.375%, 7/1/28(2)	$2,340	$2,425
144A 8.750%, 7/1/31(2)	3,300	3,381
Ecopetrol S.A. 8.625%, 1/19/29	3,727	4,046
Enbridge, Inc. 7.375%, 1/15/83	9,500	9,872
Energean Israel Finance Ltd.
144A, RegS 5.375%, 3/30/28(2)(4)	1,654	1,623
144A, RegS 5.875%, 3/30/31(2)(4)	769	736
Energy Transfer LP
8.000%, 5/15/54	1,270	1,357
Series G 7.125%(8)	3,600	3,720
EQT Corp.
7.500%, 6/1/27	90	92
6.375%, 4/1/29	1,795	1,861
Genesis Energy LP 8.875%, 4/15/30	7,095	7,511
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(2)(5)	3,894	3,281
HF Sinclair Corp. 5.750%, 1/15/31	6,610	6,841
Hilcorp Energy I LP 144A 6.000%, 4/15/30(2)	4,315	4,241
KazMunayGas National Co. JSC 144A 5.375%, 4/24/30(2)	2,505	2,571
Kodiak Gas Services LLC 144A 6.500%, 10/1/33(2)	2,785	2,836
Korea National Oil Corp. 144A 4.875%, 4/3/28(2)	4,384	4,458
Leviathan Bond Ltd.
144A, RegS 6.500%, 6/30/27(2)(4)	2,558	2,564
144A, RegS 6.750%, 6/30/30(2)(4)	2,000	2,006
Nabors Industries, Inc. 144A 7.375%, 5/15/27(2)	7,126	7,234
NGPL PipeCo LLC 144A 4.875%, 8/15/27(2)	10,665	10,691
Noble Finance II LLC 144A 8.000%, 4/15/30(2)	6,190	6,407
Occidental Petroleum Corp. 5.200%, 8/1/29	5,760	5,845
Petroleos de Venezuela S.A. RegS 9.000%, 11/17/21(3)(4)	14,050	2,255
Petroleos del Peru S.A. RegS 4.750%, 6/19/32(4)	3,886	3,373
Petroleos Mexicanos
6.500%, 3/13/27	3,559	3,601
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
5.350%, 2/12/28	$1,582	$1,572
6.840%, 1/23/30	933	949
5.950%, 1/28/31	5,461	5,294
7.690%, 1/23/50	1,079	981
Petronas Capital Ltd. 144A 3.500%, 4/21/30(2)	4,532	4,408
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(4)	3,943	3,882
South Bow Canadian Infrastructure Holdings Ltd. 7.625%, 3/1/55	1,675	1,750
USA Compression Partners LP 144A 7.125%, 3/15/29(2)	2,835	2,924
Uzbekneftegaz JSC 144A 8.750%, 5/7/30(2)	1,707	1,824
YPF S.A. 144A 6.950%, 7/21/27(2)	2,358	2,336
		144,772

Financials—10.5%
Acwa Power Management & Investments One Ltd. 144A 5.950%, 12/15/39(2)	1,846	1,871
AerCap Ireland Capital DAC
6.450%, 4/15/27	2,365	2,439
6.950%, 3/10/55	4,340	4,543
6.500%, 1/31/56	3,660	3,776
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(2)	4,500	4,580
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%)7.411%, 8/15/53(7)	5,111	5,119
Ally Financial, Inc.
5.737%, 5/15/29	905	926
5.543%, 1/17/31	4,815	4,905
American Express Co.
5.085%, 1/30/31	1,910	1,969
(SOFR + 0.750%) 5.053%, 4/23/27(7)	4,370	4,379
(SOFR + 0.930%) 5.230%, 7/26/28(7)	897	902
American National Group, Inc. 7.000%, 12/1/55	1,750	1,803
Avolon Holdings Funding Ltd.
144A 2.528%, 11/18/27(2)	703	676
144A 5.750%, 11/15/29(2)	4,805	4,993
144A 5.375%, 5/30/30(2)	1,765	1,807
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	1,000	1,012
	Par Value(1)	Value

Financials—continued
Banco de Credito del Peru S.A. 144A 6.450%, 7/30/35(2)	$928	$965
Banco de Credito e Inversiones S.A. 144A 8.750% (2)(8)	3,299	3,571
Banco Mercantil del Norte S.A. 144A 5.875% (2)(5)(8)	6,492	6,444
Bangkok Bank PCL 144A 3.733%, 9/25/34(2)	3,220	3,052
Bank of America Corp.
6.125%(8)	4,600	4,652
1.734%, 7/22/27	9,930	9,732
2.551%, 2/4/28	3,725	3,648
Barclays plc
7.325%, 11/2/26	3,430	3,438
7.385%, 11/2/28	3,215	3,410
Blackstone Private Credit Fund 5.950%, 7/16/29	5,345	5,499
Block, Inc.
6.500%, 5/15/32	3,495	3,617
144A 5.625%, 8/15/30(2)	530	537
Blue Owl Credit Income Corp. 6.650%, 3/15/31	2,435	2,559
BPCE S.A. 144A 5.975%, 1/18/27(2)	6,390	6,414
Capital One Financial Corp. 4.493%, 9/11/31	9,635	9,557
CBQ Finance Ltd. RegS 5.375%, 3/28/29(4)	2,646	2,723
Charles Schwab Corp. (The)
Series H 4.000%(8)	7,920	7,432
Series I 4.000%(8)	1,895	1,874
Citigroup, Inc.
4.503%, 9/11/31	4,025	4,027
(SOFR + 1.280%) 5.513%, 2/24/28(7)	8,147	8,233
Series X 3.875%(8)	9,370	9,283
Citizens Financial Group, Inc. 5.841%, 1/23/30	4,566	4,759
CK Hutchison International 23 Ltd. 144A 4.750%, 4/21/28(2)	1,555	1,575
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(2)	2,166	2,223
Corebridge Financial, Inc. 6.875%, 12/15/52	8,938	9,166
DAE Funding LLC 144A 3.375%, 3/20/28(2)	4,748	4,578
Deutsche Bank AG
2.311%, 11/16/27	1,775	1,736
6.819%, 11/20/29	1,700	1,818
4.999%, 9/11/30	6,780	6,877
	Par Value(1)	Value

Financials—continued
Drawbridge Special Opportunities Fund LP 144A 5.950%, 9/17/30(2)	$5,980	$5,837
F&G Annuities & Life, Inc. 6.500%, 6/4/29	7,300	7,611
Fifth Third Bancorp
4.055%, 4/25/28	2,565	2,556
4.895%, 9/6/30	1,963	1,995
First Abu Dhabi Bank PJSC RegS 6.320%, 4/4/34(4)	1,267	1,317
Flutter Treasury DAC 144A 5.875%, 6/4/31(2)	5,390	5,471
Foundry JV Holdco LLC 144A 5.900%, 1/25/30(2)	6,515	6,870
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(2)	2,000	2,116
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	13,415	13,406
HA Sustainable Infrastructure Capital, Inc. 6.150%, 1/15/31	4,245	4,361
HAT Holdings I LLC 144A 8.000%, 6/15/27(2)	2,273	2,366
HTA Group Ltd. 144A 7.500%, 6/4/29(2)	1,529	1,591
HUB International Ltd. 144A 7.250%, 6/15/30(2)	5,305	5,533
Huntington Bancshares, Inc.
6.208%, 8/21/29	3,920	4,126
5.272%, 1/15/31	805	830
Imperial Brands Finance plc 144A 5.500%, 2/1/30(2)	6,685	6,935
Israel Discount Bank Ltd. 144A, RegS 5.375%, 1/26/28(2)(4)	2,619	2,640
JH North America Holdings, Inc. 144A 5.875%, 1/31/31(2)	9,930	10,082
JPMorgan Chase & Co.
1.578%, 4/22/27	4,820	4,751
4.323%, 4/26/28	5,930	5,945
(SOFR + 1.180%) 5.413%, 2/24/28(7)	13,015	13,137
KeyCorp 5.121%, 4/4/31(5)	8,900	9,138
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(2)	7,870	7,800
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	9,360	9,193
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Melco Resorts Finance Ltd. 144A 5.375%, 12/4/29(2)	$1,779	$1,738
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(2)	4,710	4,059
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)	6,935	6,887
Minejesa Capital B.V. 144A 4.625%, 8/10/30(2)	1,731	1,722
Morgan Stanley
2.475%, 1/21/28	10,911	10,679
3.591%, 7/22/28(7)	1,730	1,712
3.772%, 1/24/29	6,000	5,948
Movida Europe S.A. 144A 7.850%, 4/11/29(2)(5)	2,365	2,279
MSCI, Inc. 144A 3.625%, 9/1/30(2)	10,189	9,725
NextEra Energy Capital Holdings, Inc. 6.375%, 8/15/55	10,100	10,487
OneMain Finance Corp.
6.625%, 1/15/28	1,790	1,833
6.125%, 5/15/30	855	866
6.750%, 3/15/32	3,405	3,468
Organon & Co. 144A 4.125%, 4/30/28(2)	4,875	4,710
PNC Financial Services Group, Inc. (The) 5.222%, 1/29/31	8,965	9,263
Repsol E&P Capital Markets U.S. LLC 144A 5.204%, 9/16/30(2)	2,620	2,639
RGA Global Funding
144A 5.448%, 5/24/29(2)	4,431	4,598
144A 5.250%, 1/9/30(2)	2,230	2,306
Rocket Cos., Inc. 144A 6.125%, 8/1/30(2)	1,585	1,627
Sasol Financing USA LLC 4.375%, 9/18/26	1,608	1,599
Societe Generale S.A. 144A 5.634%, 1/19/30(2)	6,240	6,428
South Bow USA Infrastructure Holdings LLC 5.026%, 10/1/29	8,560	8,658
Standard Chartered plc 144A 6.301%, 1/9/29(2)	1,475	1,534
State Street Corp. Series I6.700% (8)	5,155	5,362
Stellantis Finance U.S., Inc. 144A 5.750%, 3/18/30(2)	6,825	6,942
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	5,470	5,391
	Par Value(1)	Value

Financials—continued
Toronto-Dominion Bank (The) 8.125%, 10/31/82	$7,920	$8,371
Truist Bank 4.632%, 9/17/29	6,950	7,002
Truist Financial Corp. 7.161%, 10/30/29	4,440	4,809
U.S. Bancorp 5.046%, 2/12/31	8,900	9,128
UBS AG 5.650%, 9/11/28	6,700	7,005
UBS Group AG 144A 9.250% (2)(8)	4,345	4,786
United Overseas Bank Ltd. 144A 2.000%, 10/14/31(2)	1,645	1,604
Wells Fargo & Co.
3.526%, 3/24/28	6,675	6,615
6.303%, 10/23/29	900	953
5.150%, 4/23/31	4,650	4,796
		492,235

Health Care—1.6%
Community Health Systems, Inc. 144A 5.250%, 5/15/30(2)	10,130	9,164
CVS Health Corp. 7.000%, 3/10/55	5,610	5,889
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	13,108	12,061
HCA, Inc. 5.450%, 4/1/31	9,197	9,560
IQVIA, Inc.
5.700%, 5/15/28	4,267	4,402
6.250%, 2/1/29	2,095	2,205
144A 6.250%, 6/1/32(2)	1,425	1,465
Medline Borrower LP 144A 6.250%, 4/1/29(2)	1,590	1,631
Royalty Pharma plc
5.150%, 9/2/29	4,455	4,571
4.450%, 3/25/31	1,500	1,488
Smith & Nephew plc 2.032%, 10/14/30	10,625	9,498
Solstice Advanced Materials, Inc. 144A 5.625%, 9/30/33(2)	275	276
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	2,132	2,090
4.750%, 5/9/27	707	704
Universal Health Services, Inc. 1.650%, 9/1/26	10,250	10,008
Viatris, Inc. 144A 2.300%, 6/22/27(2)	— (9)	— (9)
		75,012

	Par Value(1)	Value

Industrials—2.0%
Adani Ports & Special Economic Zone Ltd.
144A 4.000%, 7/30/27(2)	$1,800	$1,766
144A 4.375%, 7/3/29(2)	500	488
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	8,860	8,872
Altice France S.A.
144A 5.125%, 7/15/29(2)(10)	4,885	4,172
144A 5.500%, 10/15/29(2)(10)	3,970	3,434
Aviation Capital Group LLC 144A 5.375%, 7/15/29(2)	6,235	6,386
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(2)	6,511	6,410
Boeing Co. (The)
6.259%, 5/1/27	3,670	3,776
6.388%, 5/1/31	1,720	1,873
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	8,228	7,467
Builders FirstSource, Inc. 144A 4.250%, 2/1/32(2)	6,060	5,699
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	10,019	9,172
DP World Salaam RegS 6.000% (4)(8)	1,347	1,347
Herc Holdings, Inc. 144A 7.000%, 6/15/30(2)	1,060	1,101
Hexcel Corp. 4.200%, 2/15/27	10,770	10,724
Hilton Domestic Operating Co., Inc. 144A 5.750%, 9/15/33(2)	4,920	4,986
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	6,200	5,823
Icahn Enterprises LP 6.250%, 5/15/26	424	423
Quikrete Holdings, Inc. 144A 6.375%, 3/1/32(2)	965	1,000
Regal Rexnord Corp.
6.050%, 2/15/26	2,680	2,693
6.050%, 4/15/28	1,990	2,059
6.300%, 2/15/30	3,818	4,048
		93,719

Information Technology—1.3%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(2)(5)	11,502	11,221
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
Broadcom, Inc. 4.350%, 2/15/30	$8,220	$8,260
Cloud Software Group, Inc. 144A 9.000%, 9/30/29(2)	5,545	5,751
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(2)	1,440	1,437
144A 6.500%, 10/15/28(2)	2,165	2,175
Gartner, Inc. 144A 3.750%, 10/1/30(2)	7,320	6,913
Kyndryl Holdings, Inc. 2.700%, 10/15/28	7,285	6,940
Oracle Corp. 6.250%, 11/9/32	6,360	6,911
TSMC Global Ltd. 144A 1.375%, 9/28/30(2)(5)	1,884	1,650
Vontier Corp. 2.400%, 4/1/28	8,630	8,209
		59,467

Materials—1.7%
Bayport Polymers LLC 144A 4.743%, 4/14/27(2)	10,485	10,518
Berry Global, Inc. 5.800%, 6/15/31	7,775	8,220
Braskem Netherlands Finance B.V. 144A 4.500%, 1/10/28(2)	6,104	2,588
Corp. Nacional del Cobre de Chile
144A 3.150%, 1/14/30(2)	5,969	5,665
144A 5.950%, 1/8/34(2)	1,355	1,418
Fortescue Treasury Pty Ltd. 144A 5.875%, 4/15/30(2)	6,535	6,697
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(2)(5)	5,995	5,932
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)	4,825	4,760
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)	3,120	3,127
OCP S.A. 144A 3.750%, 6/23/31(2)	1,737	1,631
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(2)	9,178	9,034
Smurfit Kappa Treasury ULC 5.200%, 1/15/30	8,006	8,230
Sonoco Products Co. 4.600%, 9/1/29	9,080	9,134
Suzano Austria GmbH 6.000%, 1/15/29	2,205	2,285
	Par Value(1)	Value

Materials—continued
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(2)	$804	$779
		80,018

Real Estate—0.3%
EPR Properties 4.950%, 4/15/28	9,545	9,619
Office Properties Income Trust 144A 9.000%, 9/30/29(2)(3)	3,662	2,344
Port of Spain Waterfront Development RegS 7.875%, 2/19/40(4)	1,382	1,397
		13,360

Utilities—2.1%
Abu Dhabi National Energy Co. PJSC 144A 4.375%, 1/24/29(2)	1,786	1,799
Adani Electricity Mumbai Ltd. RegS 3.949%, 2/12/30(4)	1,000	940
AES Corp. (The) 7.600%, 1/15/55	4,075	4,221
Algonquin Power & Utilities Corp. 5.365%, 6/15/26(6)	4,565	4,598
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.650%, 1/24/33(2)	1,386	1,449
Electricite de France S.A. 144A 5.700%, 5/23/28(2)	7,110	7,355
Enel Finance International N.V. 144A 5.125%, 6/26/29(2)	3,560	3,647
Entergy Corp. 7.125%, 12/1/54	8,775	9,169
Eskom Holdings 144A 8.450%, 8/10/28(2)	1,563	1,673
Ferrellgas LP
144A 5.375%, 4/1/26(2)	7,310	7,236
144A 5.875%, 4/1/29(2)	1,500	1,396
Limak Yenilenebilir Enerji AS 144A 9.625%, 8/12/30(2)	900	897
NiSource, Inc. 6.950%, 11/30/54	5,370	5,588
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 5.450%, 5/21/28(2)	10,118	10,371
Puget Energy, Inc. 2.379%, 6/15/28	7,558	7,176
Southern California Edison Co. 5.450%, 6/1/31	6,715	6,911
	Par Value(1)	Value

Utilities—continued
Southern Co. (The) Series 21-A3.750%, 9/15/51	$13,578	$13,397
Venture Global Plaquemines LNG LLC
144A 7.500%, 5/1/33(2)	450	497
144A 6.500%, 1/15/34(2)	4,715	4,963
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(2)	7,035	7,358
		100,641

Total Corporate Bonds and Notes (Identified Cost $1,192,322)		1,206,283

Leveraged Loans—6.0%
Aerospace—0.4%
American Airlines, Inc. (3 month Term SOFR + 2.250%) 6.575%, 4/20/28(7)	3,222	3,215
Dynasty Acquisition Co., Inc.
Tranche B-1 (1 month Term SOFR + 2.000%) 6.163%, 10/31/31(7)	5,042	5,042
Tranche B-2 (1 month Term SOFR + 2.000%) 6.163%, 10/31/31(7)	1,918	1,918
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 7.001%, 3/18/30(7)	3,845	3,825
TransDigm, Inc. Tranche J (3 month Term SOFR + 2.500%) 6.502%, 2/28/31(7)	4,344	4,341
		18,341

Chemicals—0.2%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.413%, 2/18/30(7)	4,931	4,450
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.663%, 12/31/29(7)	2,669	2,674
		7,124

Consumer Durables—0.1%
Resideo Funding, Inc. (3 month Term SOFR + 2.000%) 6.038%, 8/13/32(7)	2,835	2,833
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Energy—0.4%
Epic Crude Services LP Tranche B (3 month Term SOFR + 2.500%) 6.828%, 10/15/31(7)	$4,179	$4,180
Freeport LNG Investments LLP 2025, Tranche B (3 month Term SOFR + 3.250%) 7.575%, 12/21/28(7)	2,538	2,535
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 6.286%, 10/4/30(7)	3,746	3,738
Hilcorp Energy I LP Tranche B (1 month Term SOFR + 2.000%) 6.150%, 2/11/30(7)	1,577	1,577
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 6.416%, 10/5/28(7)	4,134	4,132
Paragon Offshore Finance Co. Escrow 0.000%, (3)(11)	66	—
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.311%) 6.312%, 3/3/31(7)	2,238	2,239
		18,401

Financials—0.2%
Acrisure LLC 2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.163%, 11/6/30(7)	3,575	3,565
Citadel Securities LP 2024 (1 month Term SOFR + 2.000%) 6.163%, 10/31/31(7)	4,378	4,385
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 6.752%, 5/6/31(7)	3,835	3,829
		11,779

Food / Tobacco—0.4%
Del Monte Foods Corp. II, Inc. (1 month Term SOFR + 9.600%) 13.774%, 4/2/26(7)	1,144	1,090
Del Monte Foods, Inc.
(1 month Term SOFR + 9.600%) 13.750% - 13.774%, 4/2/26(7)	1,673	1,338
	Par Value(1)	Value

Food / Tobacco—continued
(3 month Term SOFR + 4.400%) 8.423% - 8.571%, 8/2/28(10)(11)	$2,198	$88
(3 month Term SOFR + 4.900%) 8.923%, 8/2/28(10)	5,061	51
(3 month Term SOFR + 8.150%) 12.321%, 8/2/28(10)	966	459
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.000%) 6.197%, 9/30/31(7)	4,532	4,495
Red SPV LLC (1 month Term SOFR + 2.250%) 6.386%, 3/15/32(7)	4,464	4,453
Sazerac Co., Inc. Tranche B-1 (1 month Term SOFR + 2.500%) 6.700%, 7/9/32(7)	2,275	2,288
Triton Water Holdings, Inc. 2025 (3 month Term SOFR + 2.250%) 6.252%, 3/31/28(7)	3,893	3,891
		18,153

Food and Drug—0.1%
Opal U.S. LLC Tranche B-2 (3 month Term SOFR + 3.250%) 7.252%, 4/28/32(7)	2,865	2,871
Forest Prod / Containers—0.1%
Clydesdale Acquisition Holdings, Inc.
(1 month Term SOFR + 3.250%) 7.413%, 4/1/32(7)	2	2
2025, Tranche B (1 month Term SOFR + 3.250%) 7.413%, 4/1/32(7)	3,355	3,349
		3,351

Gaming / Leisure—0.5%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 6.413%, 2/6/30(7)	2,734	2,725
Entain plc Tranche B-6 (1 month Term SOFR + 2.250%) 6.402%, 10/31/29(7)	3,468	3,464
Flutter Entertainment plc
2024, Tranche B (3 month Term SOFR + 1.750%) 5.752%, 11/30/30(7)	4,570	4,551
	Par Value(1)	Value

Gaming / Leisure—continued
Tranche B (3 month Term SOFR + 2.000%) 6.002%, 6/4/32(7)	$1,037	$1,035
Life Time, Inc. 2025, Tranche B, First Lien (1 month Term SOFR + 2.000%) 6.250%, 11/5/31(7)	4,925	4,916
Light & Wonder International, Inc. Tranche B-2 (1 month Term SOFR + 2.250%) 6.393%, 4/14/29(7)	3,152	3,154
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 7.028%, 3/13/28(7)	5,851	5,755
		25,600

Health Care—0.4%
Medline Borrower LP 2030 (1 month Term SOFR + 2.000%) 6.163%, 10/23/30(7)	4,660	4,657
Parexel International, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.663%, 11/15/28(7)	4,077	4,079
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.663%, 2/21/31(7)	4,294	4,294
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 6.163%, 12/3/31(7)	3,816	3,819
		16,849

Housing—0.2%
Frontdoor, Inc. 2024, Tranche B (1 month Term SOFR + 2.250%) 6.413%, 12/17/31(7)	2,481	2,487
Quikrete Holdings, Inc. 2029, Tranche B (1 month Term SOFR + 2.250%) 6.413%, 3/19/29(7)	5,391	5,393
		7,880

Information Technology—0.3%
Boost Newco Borrower LLC Tranche B-2 (3 month Term SOFR + 2.000%) 6.002%, 1/31/31(7)	5,083	5,085
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.163%, 1/31/31(7)	$4,227	$4,226
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.320%, 2/10/31(7)	5,192	5,185
		14,496

Manufacturing—0.3%
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.663%, 11/3/31(7)	5,131	5,143
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 5.913%, 6/4/31(7)	3,945	3,937
Madison IAQ LLC 2025 (6 month Term SOFR + 3.250%) 7.452%, 5/6/32(7)	4,459	4,477
MV Holding GmbH Tranche B (1 month Term SOFR + 2.250%) 6.413%, 3/17/32(7)	1,162	1,162
		14,719

Media / Telecom - Broadcasting—0.2%
EOC Borrower LLC Tranche B (1 month Term SOFR + 3.000%) 7.163%, 3/24/32(7)	1,975	1,974
Nexstar Media, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.663%, 6/28/32(7)	4,235	4,228
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.778%, 1/31/29(7)	4,561	4,540
		10,742

Media / Telecom - Cable/Wireless Video—0.5%
Charter Communications Operating LLC Tranche B-5 (3 month Term SOFR + 2.250%) 6.541%, 12/15/31(7)	4,192	4,190
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.413%, 9/18/30(7)	3,503	3,495
	Par Value(1)	Value

Media / Telecom - Cable/Wireless Video—continued
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.650%, 1/18/28(7)	$4,463	$4,431
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.820%, 8/2/29(7)	4,914	4,918
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 7.263%, 11/12/27(7)	4,312	4,271
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 6.765%, 1/31/28(7)	1,994	1,991
		23,296

Media / Telecom - Diversified Media—0.2%
Century DE Buyer LLC 2025 (1 month Term SOFR + 3.000%) 7.301%, 10/30/30(7)	2,046	2,046
Formula One Management Ltd. Tranche B-1 (3 month Term SOFR + 2.000%) 6.002%, 9/30/31(7)	4,585	4,584
UFC Holdings LLC Tranche B-5 (2 month Term SOFR + 2.000%) 6.038%, 11/21/31(7)	4,439	4,444
		11,074

Media / Telecom - Telecommunications—0.0%
Numericable U.S. LLC Tranche B-12 (3 month PRIME + 2.688%) 9.938%, 1/31/26(10)	1,377	1,267
Media / Telecom - Wireless Communications—0.1%
Cincinnati Bell, Inc. Tranche B-5 (1 month Term SOFR + 2.250%) 6.413%, 11/22/28(7)	4,711	4,716
Metals / Minerals—0.0%
Arsenal AIC Parent LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.913%, 8/18/30(7)	706	705
	Par Value(1)	Value

Retail—0.1%
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 6.413%, 6/11/31(7)	$2,406	$2,361
Peer Holding III B.V. Tranche B (3 month Term SOFR + 2.500%) 6.502%, 10/26/30(7)	2,916	2,917
Skechers U.S.A., Inc. Tranche B-1 (3 month Term SOFR + 3.250%) 7.308%, 9/12/32(7)	1,260	1,265
		6,543

Service—0.6%
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 6.163%, 8/12/32(7)	5,190	5,152
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.413%, 9/29/31(7)	3,605	3,601
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.000%) 6.308%, 4/20/29(7)	2,910	2,899
Camelot U.S. Acquisition I Co. Tranche B-1 (1 month Term SOFR + 2.750%) 6.913%, 1/31/31(7)	1,936	1,923
Green Infrastructure Partners, Inc. (3 month Term SOFR + 2.750%) 6.753%, 9/24/32(7)	1,485	1,485
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.502%, 11/24/28(7)	4,000	3,859
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 7.278%, 1/21/28(7)	3,741	3,759
Prime Security Services Borrower LLC Tranche B-1 (6 month Term SOFR + 2.000%) 6.129%, 10/13/30(7)	4,326	4,313
		26,991

Transportation - Automotive—0.3%
American Axle & Manufacturing, Inc. Tranche C 0.000%, 2/24/32(7)(12)	2,305	2,291
Belron Finance 2019 LLC 2031 (3 month Term SOFR + 2.500%) 6.742%, 10/16/31(7)	5,034	5,056
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Transportation - Automotive—continued
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 6.663%, 5/6/30(7)	$5,034	$5,029
		12,376

Utilities—0.4%
Astoria Energy LLC Tranche B (1 month Term SOFR + 2.750%) 6.913%, 6/23/32(7)	2,600	2,604
Calpine Corp. Tranche B-10 (1 month Term SOFR + 1.750%) 5.913%, 1/31/31(7)	4,540	4,535
Cornerstone Generation LLC Tranche B (3 month Term SOFR + 3.250%) 7.476%, 8/11/32(7)	4,780	4,810
Hunterstown Generation LLC (3 month Term SOFR + 3.500%) 7.502% - 9.750%, 11/6/31(7)	3,637	3,640
South Field Energy LLC
Tranche B (3 month Term SOFR + 3.000%) 7.001%, 8/29/31(7)	1,164	1,165
Tranche C (3 month Term SOFR + 3.000%) 7.001%, 8/29/31(7)	74	74
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.530%, 1/27/31(7)	4,307	4,309
		21,137

Total Leveraged Loans (Identified Cost $287,705)		281,244

Shares
Affiliated Exchange-Traded Funds—1.4%
Financials—1.4%
Virtus Newfleet ABS/MBS ETF(5)(13)(14)	1,882,229	45,795
	Shares	Value
Financials—continued
Virtus Newfleet Short Duration High Yield Bond ETF(5)(13)(14)	1,031,000	$22,656
		68,451

Total Affiliated Exchange-Traded Funds (Identified Cost $68,620)		68,451

Total Long-Term Investments—97.8% (Identified Cost $4,593,954)		4,597,336

Securities Lending Collateral—0.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(14)(15)	27,140,236	27,140
Total Securities Lending Collateral (Identified Cost $27,140)		27,140

TOTAL INVESTMENTS—98.4% (Identified Cost $4,621,094)		$4,624,476
Other assets and liabilities, net—1.6%		74,287
NET ASSETS—100.0%		$4,698,763

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
JSC	Joint Stock Company
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MBS	Mortgage-Backed Securities
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate
ULC	Unlimited Liability Company

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under
Rule 144A of the Securities Act of 1933. These
securities may be resold in transactions exempt
from registration, normally to qualified
institutional buyers. At September 30, 2025, these
securities amounted to a value of $2,663,692 or
56.7% of net assets.

(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	All or a portion of security is on loan.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of September 30, 2025.
(7)
Variable rate security. Rate disclosed is as of
September 30, 2025. Information in parenthesis
represents benchmark and reference rate for each
security. Certain variable rate securities are not
based on a published reference rate and spread
but are determined by the issuer or agent and are
based on current market conditions, or, for
mortgage-backed securities, are impacted by the
individual mortgages which are paying off over
time. These securities do not indicate a reference
rate and spread in their descriptions.

(8)	No contractual maturity date.
(9)	Amount is less than $500 (not in thousands).
(10)	Security in default; interest payments are being received.
(11)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(12)	This loan will settle after September 30, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(13)	Affiliated investment. See Note 3G in Notes to Financial Statements.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Represents security purchased with cash collateral received for securities on loan.

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)

Country Weightings (Unaudited)†
United States	86%
United Kingdom	1
Mexico	1
Canada	1
Ireland	1
Cayman Islands	1
France	1
Other	8
Total	100%
† % of total investments as of September 30, 2025.
As of September 30, 2025, the Fund had the following unfunded loan commitment:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Clydesdale Acquisition Holdings, Inc., 4/01/32	$57	$57	$57	$— (1)

(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$326,034	$—	$326,034	$—
Foreign Government Securities	281,859	—	281,859	—
Mortgage-Backed Securities	1,152,574	—	1,152,574	—
Asset-Backed Securities	1,280,891	—	1,280,891	—
Corporate Bonds and Notes	1,206,283	—	1,206,283	—
Leveraged Loans	281,244	—	281,156	88 (1)
Affiliated Exchange-Traded Funds	68,451	68,451	—	—
Securities Lending Collateral	27,140	27,140	—	—
Other Financial Instruments:
Unfunded Loan Commitment*	—	—	— (2)	—
Total Investments	$4,624,476	$95,591	$4,528,797	$88

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
Securities held by the Fund with an end of period value of $88 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2025.
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Par Value	Value
Corporate Bonds and Notes—3.7%
Communication Services—0.4%
CSC Holdings LLC 144A 7.500%, 4/1/28(1)	$200	$145
DIRECTV Financing LLC
144A 8.875%, 2/1/30(1)	35	35
144A 8.875%, 2/1/30(1)	25	25
Gray Media, Inc.
144A 9.625%, 7/15/32(1)	110	112
144A 7.250%, 8/15/33(1)	195	193
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	55	51
McGraw-Hill Education, Inc. 144A 7.375%, 9/1/31(1)	100	104
		665

Consumer Discretionary—0.0%
Clarios Global LP 144A 6.750%, 9/15/32(1)	60	61
Consumer Staples—0.3%
Post Holdings, Inc. 144A 6.375%, 3/1/33(1)	205	207
Primo Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	225	225
		432

Energy—0.3%
Hess Midstream Operations LP 144A 5.875%, 3/1/28(1)	280	285
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)	220	218
		503

Financials—1.4%
Acrisure LLC 144A 6.000%, 8/1/29(1)	515	508
Albion Financing 1 S.a.r.l. 144A 7.000%, 5/21/30(1)	500	517
Broadstreet Partners Group LLC 144A 5.875%, 4/15/29(1)	300	299
Froneri Lux FinCo S.a.r.l. 144A 6.000%, 8/1/32(1)	110	110
Grifols S.A. 144A 4.750%, 10/15/28(1)	200	194
JH North America Holdings, Inc. 144A 5.875%, 1/31/31(1)	225	228
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	225	223
NCR Atleos Corp. 144A 9.500%, 4/1/29(1)	334	362
	Par Value	Value

Financials—continued
Opal Bidco SAS 144A 6.500%, 3/31/32(1)	$30	$31
		2,472

Health Care—0.4%
Amneal Pharmaceuticals LLC 144A 6.875%, 8/1/32(1)	10	10
LifePoint Health, Inc. 144A 9.875%, 8/15/30(1)	550	596
Medline Borrower LP 144A 3.875%, 4/1/29(1)	150	145
		751

Industrials—0.2%
Garda World Security Corp. 144A 8.375%, 11/15/32(1)	200	208
Global Medical Response, Inc. 144A 7.375%, 10/1/32(1)	20	21
Icahn Enterprises LP 144A 10.000%, 11/15/29(1)	125	125
		354

Information Technology—0.1%
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)	75	77
Materials—0.6%
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	615	616
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	190	191
Trivium Packaging Finance B.V. 144A 8.250%, 7/15/30(1)	225	240
		1,047

Total Corporate Bonds and Notes (Identified Cost $6,147)		6,362

Leveraged Loans—91.5%
Aerospace—3.2%
American Airlines, Inc. (3 month Term SOFR + 2.250%) 6.575%, 4/20/28(2)	866	864
Brown Group Holding LLC (1 month Term SOFR + 2.500%) 6.663%, 7/1/31(2)	903	903
Goat Holdco LLC Tranche B (1 month Term SOFR + 2.750%) 6.913%, 1/27/32(2)	761	762
	Par Value	Value

Aerospace—continued
Kaman Corp.
(3 month Term SOFR + 2.500%) 6.828%, 2/26/32(2)	$7	$7
(3-6 month Term SOFR + 2.500%) 6.544% - 6.699%, 2/26/32(2)	767	764
Rand Parent LLC 2025, Tranche B (3 month Term SOFR + 3.000%) 7.001%, 3/18/30(2)	569	566
TransDigm, Inc.
Tranche J (3 month Term SOFR + 2.500%) 6.502%, 2/28/31(2)	1,425	1,424
Tranche K (3 month Term SOFR + 2.250%) 6.252%, 3/22/30(2)	125	125
		5,415

Chemicals—3.3%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.413%, 2/18/30(2)	1,213	1,095
Ineos U.S. Finance LLC 2031 (1 month Term SOFR + 3.000%) 7.163%, 2/7/31(2)	679	608
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 2.500%) 6.663%, 12/31/29(2)	1,000	1,002
Nouryon Finance B.V. 2024, Tranche B-1 (1 month Term SOFR + 3.250%) 7.500%, 4/3/28(2)	1,113	1,113
USALCO LLC 2025 (1 month Term SOFR + 3.500%) 7.663%, 9/30/31(2)	544	542
W.R. Grace Tranche B-1 (3 month Term SOFR + 3.000%) 7.001%, 8/19/32(2)	510	511
Windsor Holdings III LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.916%, 8/1/30(2)	872	872
		5,743

Consumer Durables—1.2%
Gloves Buyer, Inc. (1 month Term SOFR + 4.000%) 8.163%, 5/21/32(2)	515	499
Madison Safety & Flow LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.913%, 9/26/31(2)	459	459
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Consumer Durables—continued
Resideo Funding, Inc. (3 month Term SOFR + 2.000%) 6.038%, 8/13/32(2)	$410	$410
White Cap Supply Holdings LLC Tranche C (1 month Term SOFR + 3.250%) 7.416%, 10/19/29(2)	645	644
		2,012

Consumer Non-Durables—1.1%
AI Aqua Merger Sub, Inc. 2025, Tranche B (1 month Term SOFR + 3.000%) 7.280%, 7/31/28(2)	1,074	1,076
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.500%) 9.502%, 1/31/31(2)	640	591
Energizer Holdings, Inc. 2025, Tranche B (1 month Term SOFR + 2.000%) 6.135%, 3/13/32(2)	160	160
		1,827

Energy—4.1%
AL GCX Fund VIII Holdings LLC Tranche B (1 month Term SOFR + 2.000%) 6.223%, 1/30/32(2)	734	732
CQP Holdco LP (3 month Term SOFR + 2.000%) 6.002%, 12/31/30(2)	629	629
CVR CHC LP Tranche B (3 month Term SOFR + 4.000%) 8.002%, 12/30/27(2)	372	372
Epic Crude Services LP Tranche B (3 month Term SOFR + 2.500%) 6.828%, 10/15/31(2)	670	670
Freeport LNG Investments LLP 2025, Tranche B (3 month Term SOFR + 3.250%) 7.575%, 12/21/28(2)	776	775
GIP Pilot Acquisition Partners LP (3 month Term SOFR + 2.000%) 6.286%, 10/4/30(2)	283	282
Hilcorp Energy I LP Tranche B (1 month Term SOFR + 2.000%) 6.150%, 2/11/30(2)	627	627
M6 ETX Holdings II Midco LLC (3 month PRIME + 2.000%) 9.250%, 4/1/32(2)	294	294
	Par Value	Value

Energy—continued
Oryx Midstream Services Permian Basin LLC Tranche B (1 month Term SOFR + 2.250%) 6.416%, 10/5/28(2)	$864	$863
Paragon Offshore Finance Co. Escrow 0.000%, (3)(4)	11	—
Stonepeak Bayou Holdings LP 0.000%, 10/1/32(2)(5)	355	354
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 2.500%) 6.808%, 2/16/28(2)	789	790
Whitewater DBR Holdco LLC Tranche C (3 month Term SOFR + 2.311%) 6.312%, 3/3/31(2)	619	619
		7,007

Financials—5.8%
Acrisure LLC
2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.163%, 11/6/30(2)	316	315
2025, Tranche B7 (3 month Term SOFR + 3.250%) 7.252%, 6/20/32(2)	1,648	1,645
Alera Group, Inc.
(1 month Term SOFR + 5.500%) 9.663%, 5/20/33(2)	215	221
2025 (1 month Term SOFR + 3.250%) 7.413%, 5/30/32(2)	235	236
AmWINS Group, Inc. (3 month Term SOFR + 2.250%) 6.252%, 1/30/32(2)	854	853
Ardonagh Group Finco Pty Ltd. 2025, Tranche B (3-6 month Term SOFR + 2.750%) 6.752% - 6.950%, 2/15/31(2)	851	846
Asurion LLC Tranche B-9 (1 month Term SOFR + 3.364%) 7.528%, 7/30/27(2)	1,586	1,585
BroadStreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 2.750%) 6.913%, 6/13/31(2)	549	549
Citadel Securities LP 2024 (1 month Term SOFR + 2.000%) 6.163%, 10/31/31(2)	631	632
	Par Value	Value

Financials—continued
Focus Financial Partners LLC Tranche B (1 month Term SOFR + 2.750%) 6.913%, 9/15/31(2)	$619	$619
HUB International Ltd. 2025 (3 month Term SOFR + 2.250%) 6.575%, 6/20/30(2)	588	589
PEX Holdings LLC (3 month Term SOFR + 2.750%) 6.752%, 11/20/31(2)	726	726
Trucordia Insurance Holdings LLC 2025, Tranche B, First Lien (1 month Term SOFR + 3.250%) 7.413%, 6/17/32(2)	365	365
Truist Insurance Holdings LLC 2024, Tranche B (3 month Term SOFR + 2.750%) 6.752%, 5/6/31(2)	700	699
		9,880

Food / Tobacco—3.9%
Aspire Bakeries Holdings LLC (1 month Term SOFR + 3.500%) 7.663%, 12/23/30(2)	322	322
CHG PPC Parent LLC 2021 (1 month Term SOFR + 3.114%) 7.278%, 12/8/28(2)	574	575
Del Monte Foods Corp. II, Inc. (1 month Term SOFR + 9.600%) 13.774%, 4/2/26(2)	180	171
Del Monte Foods, Inc.
(1 month Term SOFR + 9.600%) 13.750% - 13.774%, 4/2/26(2)	263	210
(3 month Term SOFR + 4.400%) 8.423% - 8.571%, 8/2/28(3)(6)	345	14
(3 month Term SOFR + 4.900%) 8.923%, 8/2/28(6)	795	8
(3 month Term SOFR + 8.150%) 12.321%, 8/2/28(6)	152	72
Froneri International Ltd. Tranche B-4 (6 month Term SOFR + 2.000%) 6.197%, 9/30/31(2)	1,371	1,360
Pegasus Bidco B.V. 2025 (1 month Term SOFR + 2.750%) 6.762%, 7/12/29(2)	845	847
Red SPV LLC (1 month Term SOFR + 2.250%) 6.386%, 3/15/32(2)	628	627
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Sazerac Co., Inc. Tranche B-1 (1 month Term SOFR + 2.500%) 6.700%, 7/9/32(2)	$340	$342
Sigma Holdco B.V. Tranche B-12 (3 month Term SOFR + 3.910%) 8.070%, 1/3/28(2)	905	869
Triton Water Holdings, Inc. 2025 (3 month Term SOFR + 2.250%) 6.252%, 3/31/28(2)	1,224	1,224
		6,641

Food and Drug—0.8%
Dechra Pharmaceuticals Holdings Ltd. Tranche B-1 (6 month Term SOFR + 3.250%) 7.447%, 1/27/32(2)	517	518
Opal U.S. LLC Tranche B-2 (3 month Term SOFR + 3.250%) 7.252%, 4/28/32(2)	785	787
		1,305

Forest Prod / Containers—1.7%
Clydesdale Acquisition Holdings, Inc. Tranche B (1 month Term SOFR + 3.175%) 7.338%, 4/13/29(2)	1,007	1,006
Klockner Pentaplast of America, Inc. Tranche B (5 month Term SOFR + 4.975%) 9.019%, 2/12/26(2)	989	475
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 3.000%) 7.129% - 7.280%, 4/15/27(2)	803	803
TricorBraun, Inc. (1 month Term SOFR + 3.250%) 7.413%, 3/3/31(2)	633	629
		2,913

Gaming / Leisure—5.0%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.250%) 6.413%, 2/6/30(2)	575	573
Catawba Nation Gaming Authority Tranche B (1 month Term SOFR + 4.750%) 8.913%, 3/28/32(2)	375	383
Entain plc
Tranche B-5 0.000%, 7/30/32(2)(5)	190	190
	Par Value	Value

Gaming / Leisure—continued
Tranche B-6 (1-3 month Term SOFR + 2.250%) 6.370% - 6.402%, 10/31/29(2)	$277	$277
Fertitta Entertainment LLC Tranche B (1 month Term SOFR + 3.250%) 7.413%, 1/27/29(2)	598	597
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.000%) 6.002%, 6/4/32(2)	1,132	1,130
J&J Ventures Gaming LLC 2025, Tranche B (1 month Term SOFR + 3.500%) 7.663%, 4/26/30(2)	408	404
Life Time, Inc. 2025, Tranche B, First Lien (1 month Term SOFR + 2.000%) 6.250%, 11/5/31(2)	776	775
Light & Wonder International, Inc. Tranche B-2 (1 month Term SOFR + 2.250%) 6.393%, 4/14/29(2)	719	720
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.502%, 11/12/29(2)	620	554
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 8.240%, 8/1/30(2)	610	594
Peninsula Pacific Entertainment LLC
Tranche B 0.000%, 10/1/32(2)(5)	122	121
Tranche B 0.000%, 10/1/32(2)(5)	28	28
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 7.028%, 3/13/28(2)	923	907
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 7.286%, 4/4/29(2)	684	678
Turquoise Topco Ltd. Tranche B 0.000%, 8/13/32(2)(5)	730	730
		8,661

Health Care—10.6%
Agiliti Health, Inc. 2023, Tranche B (3-6 month Term SOFR + 3.000%) 7.216% - 7.291%, 5/1/30(2)	833	796
Amneal Pharmaceuticals LLC (1 month Term SOFR + 3.500%) 7.663%, 8/2/32(2)	265	265
	Par Value	Value

Health Care—continued
AthenaHealth Group, Inc. (1 month Term SOFR + 2.750%) 6.913%, 2/15/29(2)	$846	$844
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 8.613%, 9/29/28(2)	377	377
CHG Healthcare Services, Inc. (1-3 month Term SOFR + 2.750%) 6.913% - 7.046%, 9/29/28(2)	865	865
Cotiviti, Inc.
7.625%, 5/1/31	120	120
(1 month Term SOFR + 2.750%) 7.030%, 5/1/31(2)	704	691
Endo Finance Holdings, Inc. Tranche B (1 month Term SOFR + 4.000%) 8.163%, 4/23/31(2)	168	169
Financiere Mendel (3 month Term SOFR + 2.750%) 6.976%, 11/8/30(2)	139	139
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 8.101%, 10/1/27(2)	929	913
Global Medical Response, Inc. (1 month Term SOFR + 3.500%) 7.634%, 10/1/32(2)	694	694
Grifols Worldwide Operations USA, Inc. Tranche B (1 month Term SOFR + 2.100%) 6.263%, 11/15/27(2)	950	947
Hanger, Inc.
(1 month Term SOFR + 3.500%) 7.663%, 10/23/31(2)	11	11
(1 month Term SOFR + 3.500%) 7.663%, 10/23/31(2)	587	588
Heartland Dental LLC 2025 (1 month Term SOFR + 3.750%) 7.913%, 8/25/32(2)	504	503
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 8.352%, 8/21/28(2)	467	463
IVC Acquisition Ltd. Tranche B-12 (3 month Term SOFR + 3.750%) 7.752%, 12/12/28(2)	852	856
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 8.068%, 5/16/31(2)	322	321
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Health Care—continued
Tranche B-2 (3 month Term SOFR + 3.500%) 7.660%, 5/16/31(2)	$134	$133
Medline Borrower LP 2030 (1 month Term SOFR + 2.000%) 6.163%, 10/23/30(2)	1,248	1,247
Modivcare, Inc. (3 month Term SOFR + 4.750%) 9.046%, 7/1/31(4)	153	69
Parexel International, Inc. Tranche B (1 month Term SOFR + 2.500%) 6.663%, 11/15/28(2)	644	645
Phoenix Guarantor, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.663%, 2/21/31(2)	878	879
PointClickCare Technologies 2025, Tranche B, First Lien (3 month Term SOFR + 2.750%) 6.752%, 11/3/31(2)	284	284
Quidelortho Corp. Tranche B (3 month Term SOFR + 4.000%) 8.002%, 8/23/32(2)	490	487
Radiology Partners, Inc. Tranche B (3 month Term SOFR + 4.500%) 8.502%, 6/30/32(2)	530	528
Select Medical Corp. Tranche B-2 (1 month Term SOFR + 2.000%) 6.163%, 12/3/31(2)	700	700
Sharp Services LLC Tranche E 0.000%, 9/10/32(2)(5)	270	270
Southern Veterinary Partners LLC 2025 (3 month Term SOFR + 2.500%) 6.819%, 12/4/31(2)	869	867
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 8.002%, 9/27/30(2)	664	663
Surgery Center Holdings, Inc. 2025 (1 month Term SOFR + 2.500%) 6.663%, 12/19/30(2)	951	951
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 8.820%, 11/20/26(2)	255	218
Viant Medical Holdings, Inc. Tranche B (1 month Term SOFR + 4.000%) 8.163%, 10/29/31(2)	750	750
		18,253

	Par Value	Value

Housing—2.2%
Chamberlain Group 2025, Tranche B (1 month Term SOFR + 3.000%) 7.163%, 9/8/32(2)	$890	$890
Cornerstone Building Brands, Inc.
Tranche B (1 month Term SOFR + 3.350%) 7.500%, 4/12/28(2)	379	359
Tranche C (1 month Term SOFR + 4.500%) 8.650%, 5/15/31(2)	311	283
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.250%) 7.252%, 1/17/32(2)	476	476
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 7.986%, 6/6/31(2)	530	517
Quikrete Holdings, Inc.
2029, Tranche B (1 month Term SOFR + 2.250%) 6.413%, 3/19/29(2)	800	800
Tranche B-3 (1 month Term SOFR + 2.250%) 6.413%, 2/10/32(2)	508	507
		3,832

Information Technology—10.8%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 4.500%) 8.502%, 2/23/32(2)	90	92
Tranche B-1 (3 month Term SOFR + 2.250%) 6.252%, 2/24/31(2)	1,960	1,960
BMC Software 2031 (3 month Term SOFR + 3.000%) 7.199%, 7/30/31(2)	600	598
CE Intermediate I LLC (3 month Term SOFR + 3.150%) 7.376%, 3/25/32(2)	552	552
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.252%, 7/6/29(2)	583	502
Cloud Software Group, Inc. Tranche B-2 (3 month Term SOFR + 3.250%) 7.252%, 3/21/31(2)	597	599
ConnectWise LLC (3 month Term SOFR + 3.762%) 7.763%, 9/29/28(2)	1,083	1,084
Delivery Hero SE Tranche B (3 month Term SOFR + 5.000%) 9.226%, 12/12/29(2)	663	670
	Par Value	Value

Information Technology—continued
ECL Entertainment LLC 2025, Tranche B (1 month Term SOFR + 3.000%) 7.163%, 8/30/30(2)	$754	$753
Epicor Software Corp. Tranche F (1 month Term SOFR + 2.500%) 6.663%, 5/30/31(2)	807	808
Genesys Cloud Services Holdings II LLC 2025 (1 month Term SOFR + 2.500%) 6.663%, 1/30/32(2)	732	726
Icon Parent I, Inc. 2025 (3 month Term SOFR + 2.750%) 6.753%, 11/13/31(2)	674	673
Indicor LLC Tranche D (3 month Term SOFR + 2.750%) 6.752%, 11/22/29(2)	1,089	1,090
Ion Platform Finance U.S., Inc. 0.000%, 9/30/32(2)(5)	490	486
ION Trading Finance Ltd. 2024, Tranche B (3 month Term SOFR + 3.500%) 7.502%, 4/1/28(2)	521	521
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.000%) 6.163%, 1/31/31(2)	850	850
NCR Atleos LLC Tranche B (1 month Term SOFR + 3.000%) 7.026%, 4/16/29(2)	414	414
Project Ruby Ultimate Parent Corp. Tranche B-5 (1 month Term SOFR + 2.864%) 7.028%, 3/10/28(2)	930	931
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 7.163%, 8/31/28(2)	1,110	1,113
RealPage, Inc. First Lien (3 month Term SOFR + 3.262%) 7.263%, 4/24/28(2)	461	460
Rocket Software, Inc. (1 month Term SOFR + 3.750%) 7.913%, 11/28/28(2)	644	645
Shift4 Payments LLC (3 month Term SOFR + 2.500%) 6.502%, 6/30/32(2)	160	161
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.320%, 2/10/31(2)	1,676	1,674
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Vertiv Group Corp. Tranche B-4 (1 month Term SOFR + 1.750%) 6.030%, 8/12/32(2)	$1,184	$1,185
		18,547

Manufacturing—5.9%
Alliance Laundry Systems LLC Tranche B (1 month Term SOFR + 2.250%) 6.385%, 8/19/31(2)	612	612
Arcline FM Holdings LLC 2025 (3 month Term SOFR + 3.500%) 7.578%, 6/24/30(2)	1,056	1,055
Chart Industries, Inc. 2024, Tranche B (3 month Term SOFR + 2.500%) 6.792%, 3/15/30(2)	640	643
Construction Partners, Inc. (1 month Term SOFR + 2.500%) 6.663%, 11/3/31(2)	988	990
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 8.780%, 9/28/28(2)	594	592
Cube Industrials Buyer, Inc. (3 month Term SOFR + 3.250%) 7.582%, 10/17/31(2)	493	494
Dynamo U.S. Bidco, Inc. Tranche B (1 month Term SOFR + 3.500%) 7.780%, 10/1/31(2)	149	149
Filtration Group Corp. 2025, Tranche B (1 month Term SOFR + 2.750%) 6.913%, 10/23/28(2)	635	637
Gates Corp. Tranche B-5 (1 month Term SOFR + 1.750%) 5.913%, 6/4/31(2)	881	879
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 8.449%, 11/4/31(2)	342	339
LSF12 Crown U.S. Commercial Bidco LLC 2025 (1 month Term SOFR + 3.500%) 7.663%, 12/2/31(2)	813	813
Madison IAQ LLC
(6 month Term SOFR + 2.500%) 6.702%, 6/21/28(2)	925	926
2025 (6 month Term SOFR + 3.250%) 7.452%, 5/6/32(2)	284	285
MV Holding GmbH Tranche B (1 month Term SOFR + 2.250%) 6.413%, 3/17/32(2)	619	618
	Par Value	Value

Manufacturing—continued
Tiger Acquisition LLC Tranche B (1 month Term SOFR + 2.500%) 6.635%, 8/23/32(2)	$525	$523
TK Elevator Midco GmbH Tranche B (3 month Term SOFR + 3.000%) 7.197%, 4/30/30(2)	512	514
		10,069

Media / Telecom - Broadcasting—3.2%
CMG Media Corp. (3 month Term SOFR + 3.600%) 7.601%, 6/18/29(2)	1,238	1,181
EOC Borrower LLC Tranche B (1 month Term SOFR + 3.000%) 7.163%, 3/24/32(2)	628	628
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.000%) 7.395%, 12/1/28(2)	758	757
Nexstar Media, Inc. Tranche B-5 (1 month Term SOFR + 2.500%) 6.663%, 6/28/32(2)	880	879
Sinclair Television Group, Inc. Tranche B-7 (1 month Term SOFR + 4.200%) 8.363%, 12/31/30(2)	1,070	962
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.778%, 1/31/29(2)	1,050	1,046
		5,453

Media / Telecom - Cable/Wireless Video—3.4%
Charter Communications Operating LLC Tranche B-4 (3 month Term SOFR + 2.000%) 6.291%, 12/7/30(2)	920	919
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.413%, 9/18/30(2)	890	888
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.650%, 1/18/28(2)	1,127	1,119
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 9.820%, 8/2/29(2)	1,205	1,206
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 7.263%, 11/12/27(2)	1,137	1,126
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 6.765%, 1/31/28(2)	$523	$522
		5,780

Media / Telecom - Diversified Media—1.7%
Century DE Buyer LLC 2025 (1 month Term SOFR + 3.000%) 7.301%, 10/30/30(2)	684	684
McGraw-Hill Education, Inc. 2025, Tranche B (1 month Term SOFR + 2.750%) 6.913%, 8/6/31(2)	408	408
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.429%, 4/11/29(2)	1,035	984
UFC Holdings LLC Tranche B-5 (2 month Term SOFR + 2.000%) 6.038%, 11/21/31(2)	864	865
		2,941

Media / Telecom - Telecommunications—1.4%
Level 3 Financing, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 7.416%, 3/29/32(2)	705	705
Numericable U.S. LLC
Tranche B-11 (3 month PRIME + 1.750%) 9.000%, 9/30/25(6)	1,299	1,186
Tranche B-12 (3 month PRIME + 2.688%) 9.938%, 1/31/26(6)	571	525
		2,416

Media / Telecom - Wireless Communications—1.1%
Cincinnati Bell, Inc. Tranche B-5 (1 month Term SOFR + 2.250%) 6.413%, 11/22/28(2)	971	972
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.778%, 3/2/29(2)	912	899
		1,871

Metals / Minerals—0.3%
Arsenal AIC Parent LLC 2025, Tranche B (1 month Term SOFR + 2.750%) 6.913%, 8/18/30(2)	438	437
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Retail—2.4%
CNT Holdings I Corp. 2025 (3 month Term SOFR + 2.250%) 6.558%, 11/8/32(2)	$906	$905
EG America LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.699%, 2/7/28(2)	476	478
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.250%) 6.413%, 6/11/31(2)	701	688
Peer Holding III B.V. Tranche B (3 month Term SOFR + 2.500%) 6.502%, 10/26/30(2)	566	566
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 7.513%, 3/3/28(2)	555	540
PetsMart LLC Tranche B (1 month Term SOFR + 4.000%) 8.136%, 8/18/32(2)	615	605
Skechers U.S.A., Inc. Tranche B-1 (3 month Term SOFR + 3.250%) 7.308%, 9/12/32(2)	370	372
		4,154

Service—11.9%
Acuren Delaware Holdco, Inc. (1 month Term SOFR + 2.750%) 6.913%, 7/30/31(2)	218	218
Albion Financing 3 S.a.r.l. 2025, Tranche A (3 month Term SOFR + 3.000%) 7.215%, 5/21/31(2)	430	431
AlixPartners LLP 2025 (1 month Term SOFR + 2.000%) 6.163%, 8/12/32(2)	759	754
Allied Universal Holdco LLC (1 month Term SOFR + 3.350%) 7.513%, 8/20/32(2)	535	537
Amentum Holdings LLC (1 month Term SOFR + 2.250%) 6.413%, 9/29/31(2)	948	947
Ascend Learning LLC (1 month Term SOFR + 3.000%) 7.163%, 12/11/28(2)	624	623
BIFM U.S. Finance LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 7.913%, 5/31/28(2)	579	580
	Par Value	Value

Service—continued
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.000%) 6.308%, 4/20/29(2)	$1,108	$1,104
Crisis Prevention Institute, Inc. 2024 (3 month Term SOFR + 4.000%) 8.002%, 4/9/31(2)	352	350
DG Investment Intermediate Holdings 2, Inc. (1 month Term SOFR + 3.750%) 7.913%, 7/9/32(2)	809	810
DXP Enterprises, Inc. 2024 (1 month Term SOFR + 3.750%) 7.913%, 10/11/30(2)	589	592
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 7.308%, 8/1/29(2)	557	558
Fugue Finance B.V. (3 month Term SOFR + 2.750%) 6.949%, 1/9/32(2)	369	369
Garda World Security Corp. (1 month Term SOFR + 3.000%) 7.174%, 2/1/29(2)	1,325	1,324
GFL Environmental Services, Inc. (3 month Term SOFR + 2.500%) 6.671%, 3/3/32(2)	695	694
Grant Thornton Advisors LLC 2025 (1 month Term SOFR + 2.500%) 6.663%, 6/2/31(2)	633	629
Green Infrastructure Partners, Inc. (3 month Term SOFR + 2.750%) 6.753%, 9/24/32(2)	270	270
Kuehg Corp. (3 month Term SOFR + 2.750%) 6.752%, 6/12/30(2)	532	531
Lernen Bidco Ltd.
Tranche B-3 (3 month Term SOFR + 3.500%) 7.830%, 10/27/31(2)	467	468
Tranche B-3 (3 month Term SOFR + 3.500%) 7.840%, 10/27/31(2)	90	90
NAB Holdings LLC 2025 (3 month Term SOFR + 2.500%) 6.502%, 11/24/28(2)	1,271	1,226
Omnia Partners LLC (3 month Term SOFR + 2.500%) 6.814%, 7/25/30(2)	630	630
Pinnacle Buyer LLC
0.000%, 9/10/32(2)(5)	59	59
0.000%, 9/10/32(2)(5)	306	307
Pitney Bowes, Inc. Tranche B (1 month Term SOFR + 3.750%) 7.913%, 3/19/32(2)	657	656
	Par Value	Value

Service—continued
Prime Security Services Borrower LLC Tranche B-1 (6 month Term SOFR + 2.000%) 6.129%, 10/13/30(2)	$1,034	$1,030
Sedgwick Claims Management Services, Inc. 2024 (1 month Term SOFR + 2.500%) 6.663%, 7/31/31(2)	730	729
Spin Holdco, Inc. (2 month Term SOFR + 4.262%) 8.393%, 3/4/28(2)	693	578
St. George’s University Scholastic Services LLC (1 month Term SOFR + 2.750%) 6.913%, 2/10/29(2)	576	567
Titan Acquisition Ltd. (1-6 month Term SOFR + 3.750%) 7.916%, 2/15/29(2)	691	692
TMF Sapphire Bidco B.V. Tranche B-4 (3 month Term SOFR + 2.750%) 7.029%, 5/3/28(2)	409	408
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 8.263%, 11/2/27(2)	529	519
WCG Intermediate Corp. Tranche B (1 month Term SOFR + 3.000%) 7.163%, 2/25/32(2)	259	257
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 7.028%, 3/24/28(2)	901	900
		20,437

Transportation - Automotive—2.2%
American Axle & Manufacturing, Inc. Tranche C 0.000%, 2/24/32(2)(5)	280	278
Belron Finance 2019 LLC 2031 (3 month Term SOFR + 2.500%) 6.742%, 10/16/31(2)	836	840
Clarios Global LP 2024, Tranche B (1 month Term SOFR + 2.500%) 6.663%, 5/6/30(2)	1,066	1,064
Mavis Tire Express Services Topco Corp. 2025, First Lien (3 month Term SOFR + 3.000%) 7.199%, 5/4/28(2)	557	557
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 8.320%, 10/28/27(2)	470	392
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Transportation - Automotive—continued
Wand NewCo 3, Inc. Tranche B-2 (1 month Term SOFR + 2.500%) 6.663%, 1/30/31(2)	$699	$696
		3,827

Transportation - Land Transportation—0.2%
Herc Holdings, Inc. (1 month Term SOFR + 2.000%) 6.255%, 6/2/32(2)	320	321
Utilities—4.1%
Astoria Energy LLC Tranche B (1 month Term SOFR + 2.750%) 6.913%, 6/23/32(2)	522	523
Birdsboro Power LLC 0.000%, 9/30/32(2)(5)	235	235
Calpine Corp. Tranche B-10 (1 month Term SOFR + 1.750%) 5.913%, 1/31/31(2)	1,095	1,094
Cornerstone Generation LLC Tranche B (3 month Term SOFR + 3.250%) 7.476%, 8/11/32(2)	745	750
CPV Fairview LLC Tranche B (1 month Term SOFR + 3.000%) 7.163%, 8/14/31(2)	252	252
Hamilton Projects Acquiror LLC (1 month Term SOFR + 2.500%) 6.663%, 5/30/31(2)	433	434
Hunterstown Generation LLC (3 month Term SOFR + 3.500%) 7.502% - 9.750%, 11/6/31(2)	564	565
Lightning Power LLC Tranche B (3 month Term SOFR + 2.250%) 6.252%, 8/18/31(2)	694	693
Potomac Energy Center LLC (3 month Term SOFR + 3.000%) 7.321%, 8/5/32(2)	395	396
South Field Energy LLC
Tranche B (3 month Term SOFR + 3.000%) 7.001%, 8/29/31(2)	241	241
Tranche C (3 month Term SOFR + 3.000%) 7.001%, 8/29/31(2)	15	15
	Par Value	Value

Utilities—continued
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.530%, 1/27/31(2)	$1,232	$1,233
Whitewater Matterhorn Holdings LLC (3 month Term SOFR + 2.250%) 6.252%, 6/16/32(2)	600	599
		7,030

Total Leveraged Loans (Identified Cost $158,454)		156,772

	Shares
Common Stocks—0.1%
Consumer Discretionary—0.0%
NMG Parent LLC Escrow(3)(7)	3,033	—
West Marine(3)(7)	1,450	—
		—

Health Care—0.1%
Envision Healthcare Corp.(7)	6,407	101
Total Common Stocks (Identified Cost $57)		101

Exchange-Traded Funds(8)—1.6%
iShares iBoxx High Yield Corporate Bond ETF	11,520	935
SPDR Bloomberg High Yield Bond ETF	9,560	937
SPDR Bloomberg Short Term High Yield Bond ETF	35,960	920
Total Exchange-Traded Funds (Identified Cost $2,715)		2,792

Total Long-Term Investments—96.9% (Identified Cost $167,373)		166,027

TOTAL INVESTMENTS—96.9% (Identified Cost $167,373)		$166,027
Other assets and liabilities, net—3.1%		5,351
NET ASSETS—100.0%		$171,378

Abbreviations:
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depositary Receipt
Footnote Legend:
(1)
Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration,
normally to qualified institutional buyers. At
September 30, 2025, these securities amounted to
a value of $6,362 or 3.7% of net assets.

(2)
Variable rate security. Rate disclosed is as of
September 30, 2025. Information in parenthesis
represents benchmark and reference rate for each
security. Certain variable rate securities are not
based on a published reference rate and spread but
are determined by the issuer or agent and are based
on current market conditions, or, for
mortgage-backed securities, are impacted by the
individual mortgages which are paying off over
time. These securities do not indicate a reference
rate and spread in their descriptions.

(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Security in default; no interest payments are being received.
(5)	This loan will settle after September 30, 2025, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(6)	Security in default; interest payments are being received.
(7)	Non-income producing.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	90%
Canada	4
Netherlands	3
France	1
Luxembourg	1
Cayman Islands	1
Total	100%
† % of total investments as of September 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
As of September 30, 2025, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Hanger, Inc., 10/23/31	$65	$64	$65	$1
Kaman Corp., 2/26/32	66	65	65	— (1)
USALCO LLC, 9/30/31	56	57	56	(1)
Total	$187	$186	$186	$— (1)

(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$6,362	$—	$6,362	$—
Leveraged Loans	156,772	—	156,758	14 (1)
Equity Securities:
Common Stocks	101	—	101	— (1)
Exchange-Traded Funds	2,792	2,792	—	—
Other Financial Instruments:
Unfunded Loan Commitments*	—	—	— (2)	—
Total Investments	$166,027	$2,792	$163,221	$14

(1)	Includes internally fair valued securities currently priced at zero ($0).
(2)	Amount is less than $500 (not in thousands).
*	Unfunded Loan Commitments are valued at the net unrealized appreciation (depreciation).
Securities held by the Fund with an end of period value of $14 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2025.
See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Par Value	Value
Municipal Bonds(1)—95.4%
California—0.8%
Santa Clarita Community College District, General Obligation 3.000%, 8/1/44	$500	$394
Colorado—7.7%
City & County of Denver, Airport System Revenue, Series D (AMT) 5.500%, 11/15/30	1,000	1,126
Colorado Bridge & Tunnel Enterprise, Miscellaneous Revenue, Series A (AG Insured) 5.250%, 12/1/54	200	211
Denver Convention Center Hotel Authority Revenue, Senior Lien 5.000%, 12/1/27	400	407
Public Authority For Colorado Energy, Natural Gas Purchase Revenue 6.250%, 11/15/28	1,880	1,967
		3,711

Connecticut—1.3%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series F1 (GNMA / FNMA / FHLMC Insured) 3.200%, 11/15/33	325	323
State of Connecticut, General Obligation, Series B 5.000%, 12/1/29	255	281
		604

Florida—11.0%
Central Florida Expressway Authority, Highway Toll Revenue, Senior Lien, Series B 4.000%, 7/1/30	230	232
City of Tallahassee, Health Facilities Revenue, Tallahassee Memorial Healthcare, Series A 5.000%, 12/1/36	500	500
Marion County School Board, Certificates of Participation (AG Insured) 5.000%, 6/1/43	625	659
Miami-Dade County School Board, Certificates of Participation, Series D 5.000%, 2/1/34	1,700	1,709
Orange County School Board, Certificates of Participation, Series A 5.000%, 8/1/34	680	777
	Par Value	Value

Florida—continued
Seminole County School Board, Certificates of Participation, Series C 5.000%, 7/1/29	$935	$947
Tampa Bay Water, Water Revenue, Series A 5.000%, 10/1/49	430	450
		5,274

Georgia—4.4%
Atlanta Urban Redevelopment Agency, Surface Transportation & Infrastructure Project Revenue, Series B 5.000%, 7/1/37	550	623
City of Atlanta Water & Wastewater Revenue 5.000%, 11/1/31	550	551
Georgia Ports Authority Revenue 4.000%, 7/1/42	980	954
		2,128

Illinois—7.4%
City of Chicago, General Obligation, Series E 6.000%, 1/1/42	275	296
City of Chicago, Water Revenue, Second Lien
(AG Insured) 5.250%, 11/1/32	350	365
Series 2017-2 (AG Insured) 5.000%, 11/1/31	500	519
Cook County School District No. 78 Rosemont, General Obligation (AG Insured) 5.000%, 12/1/38	1,000	1,056
State of Illinois, General Obligation 5.000%, 2/1/27	1,250	1,288
		3,524

Indiana—5.0%
Indiana Finance Authority, Parkview Health System Revenue, Series A 5.000%, 11/1/43	1,700	1,726
Indianapolis Local Public Improvement Bond Bank Revenue (AMT) 5.000%, 1/1/34	500	543
Zionsville Community Schools Building Corp., Lease Revenue (ST INTERCEPT Insured) 5.000%, 7/15/31	100	112
		2,381

	Par Value	Value

Kentucky—1.1%
Fayette County School District Finance Corp., Lease Revenue (ST INTERCEPT Insured) 5.000%, 6/1/43	$500	$520
Louisiana—3.8%
Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project Revenue (AMT) 5.500%, 9/1/54	500	507
State of Louisiana, General Obligation,
Series B 5.000%, 6/1/37	650	734
Series E 5.000%, 9/1/31	500	568
		1,809

Maryland—1.6%
Maryland Community Development Administration Revenue, Series A 1.250%, 3/1/30	200	179
Washington Suburban Sanitary Commission, Water Revenue (CNTY GTD Insured) 5.000%, 6/1/39	500	564
		743

Massachusetts—3.0%
Massachusetts Bay Transportation Authority, Sales Tax Revenue, Senior Bond, Series B 5.000%, 7/1/40	500	552
Massachusetts Housing Finance Agency Revenue 2.300%, 12/1/40	500	379
Massachusetts Port Authority, Transportation Revenue, Series A (AMT) 5.000%, 7/1/31	500	514
		1,445

Michigan—1.0%
Michigan State Building Authority, Facilities Program Lease Revenue, Series I 4.000%, 10/15/36	500	503
Minnesota—5.0%
Minneapolis Special School District No. 1, General Obligation, Series B
(SD CRED PROG Insured) 5.000%, 2/1/39	1,085	1,175
See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
	Par Value	Value

Minnesota—continued
(SD CRED PROG Insured) 5.000%, 2/1/40	$1,140	$1,223
		2,398

New Jersey—4.5%
New Jersey Transportation Trust Fund Authority Revenue,
Series A 5.000%, 6/15/35	500	568
Series AA 5.250%, 6/15/41	500	546
Tobacco Settlement Financing Corp., Tobacco Settlement Revenue, Series A
5.000%, 6/1/31	250	262
5.000%, 6/1/32	250	261
5.000%, 6/1/33	250	260
5.000%, 6/1/34	250	258
		2,155

New York—6.1%
New York City Industrial Development Agency, Queens Baseball Stadium Project Revenue, Series A
(AG Insured) 3.000%, 1/1/36	250	231
(AG Insured) 3.000%, 1/1/37	100	91
New York City Municipal Water Finance Authority, Water Revenue, Series AA 5.000%, 6/15/49	375	393
New York City Transitional Finance Authority, Income Tax Revenue,
Series G-1 5.000%, 5/1/42	260	278
Series H-1 5.000%, 11/1/41	250	272
Series H-1 5.500%, 11/1/51	135	147
New York Transportation Development Corp., Laguardia Airport Terminal Revenue (AMT) 6.000%, 4/1/35	250	275
Port Authority of New York & New Jersey, (AMT) 5.000%, 10/15/31	1,130	1,249
		2,936

Ohio—0.9%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Senior Revenue, Class 1, Series A-2 4.000%, 6/1/48	500	420
	Par Value	Value

Oklahoma—1.1%
Oklahoma Water Resources Board, Clean Water Program Revenue 5.000%, 4/1/42	$500	$535
Pennsylvania—10.2%
City of Philadelphia,
General Obligation, Series C 5.000%, 8/1/32	1,805	2,054
Water & Wastewater Revenue, Series A 5.000%, 10/1/42	300	304
Pennsylvania Turnpike Commission, Highway Toll Revenue, First Subordinate Series 5.000%, 12/1/38	2,325	2,527
		4,885

South Carolina—1.5%
South Carolina Public Service Authority, Santee Cooper Revenue, Series B 5.000%, 12/1/41	680	722
Tennessee—2.8%
Metropolitan Nashville Airport Authority (The) Revenue, Series A
5.250%, 7/1/47	250	262
5.000%, 7/1/52	250	256
Metropolitan Nashville Airport Authority (The) Revenue, Series B (AMT)
5.500%, 7/1/40	500	537
5.500%, 7/1/41	250	267
		1,322

Texas—11.0%
Arlington Higher Education Finance Corp., Trinity Basin Preparatory Revenue (PSF-GTD Insured) 4.500%, 8/15/53	190	183
Central Texas Regional Mobility Authority, Highway Toll Revenue, Senior Lien, Series D 4.000%, 1/1/38	750	750
Georgetown Independent School District, General Obligation (PSF-GTD Insured) 3.750%, 8/15/41	500	484
Lovejoy Independent School District, General Obligation (PSF-GTD Insured) 5.000%, 2/15/31	250	280
North Texas Tollway Authority, Highway Toll Revenue, Series A 5.000%, 1/1/28	295	297
	Par Value	Value

Texas—continued
Permanent University Fund - University of Texas System Revenue, Series B 5.000%, 7/1/36	$1,045	$1,218
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D 6.250%, 12/15/26	485	495
Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, SOFR Index Series C 3.528%, 9/15/27(2)	920	920
Wharton Independent School District, General Obligation (PSF-GTD Insured) 3.000%, 2/15/32	645	643
		5,270

Virginia—1.3%
Virginia College Building Authority, 21st Century College & Equipment Programs Revenue 5.000%, 2/1/36	550	617
Washington—2.4%
Grant County Public Hospital District No. 1, General Obligation 5.500%, 12/1/43	305	316
State of Washington, General Obligation, Series C 5.000%, 8/1/37	750	842
		1,158

Wisconsin—0.5%
Public Finance Authority, Waste Management, Inc. Project Revenue (AMT) 2.875%, 5/1/27	250	247
Total Municipal Bonds (Identified Cost $45,915)		45,701

Total Long-Term Investments—95.4% (Identified Cost $45,915)		45,701

TOTAL INVESTMENTS—95.4% (Identified Cost $45,915)		$45,701
Other assets and liabilities, net—4.6%		2,218
NET ASSETS—100.0%		$47,919
See Notes to Financial Statements

Seix Tax-Exempt Bond Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)

Abbreviations:
AG	Insured by Assured Guaranty Inc.
AMT	Alternative Minimum Tax
CNTY GTD	County Guarantee Program
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PSF-GTD	Permanent School Fund Guarantee Program
SD CRED PROG	State Credit Enhancement Program
SOFR	Secured Overnight Financing Rate
ST INTERCEPT	State Intercept

Footnote Legend:
(1)
At September 30, 2025, 18.9% of the securities in
the portfolio are backed by insurance of financial
institutions and financial guaranty assurance
agencies. None of the insurers concentration
exceeds 10% of the Fund’s net assets.

(2)
Variable or step coupon security; interest rate
shown reflects the rate in effect at September 30,
2025. For securities based on a published reference
rate and spread, the reference rate and spread are
indicated in the description above. Certain variable
rate securities are not based on a published
reference rate and spread but are determined by the
issuer or agent and are based on current market
conditions. These securities do not indicate a
reference rate and spread in their description
above.

The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Municipal Bonds	$45,701	$45,701
Total Investments	$45,701	$45,701
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)
September 30, 2025
(Reported in thousands except shares and per share amounts)

	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Assets
Investment in securities at value(1)(2)	$564,872	$49,119	$445,050	$829,494
Investment in affiliates at value(3)	5,086	—	6,776	7,928
Cash	5,151	1,404	12,905	8,226
Receivables
Investment securities sold	248	—	915	4,625
Fund shares sold	848	57	699	1,779
Dividends and interest	4,701	868	2,581	8,173
Securities lending income	1	1	2	7
Prepaid Trustees’ retainer	9	1	7	14
Prepaid expenses	18	10	10	86
Other assets	92	8	73	134
Total assets	581,026	51,468	469,018	860,466
Liabilities
Due to custodian	—	—	—	— (a)
Payables
Fund shares repurchased	4,382	64	1,022	1,387
Investment securities purchased	1,704	110	7,024	7,257
Collateral on securities loaned	2,476	1,208	1,799	8,012
Dividend distributions	6	20	41	382
Investment advisory fees	83	7	85	333
Distribution and service fees	14	8	17	26
Administration and accounting fees	73	21	63	106
Transfer agent and sub-transfer agent fees and expenses	91	9	84	116
Professional fees	36	35	32	41
Trustee deferred compensation plan	92	8	73	134
Interest expense and/or commitment fees	1	— (a)	1	2
Other accrued expenses	31	19	44	49
Unrealized depreciation on unfunded loan commitments(4)	—	—	—	— (a)
Total liabilities	8,989	1,509	10,285	17,845
Commitments and contingencies (Note 3D)	—	—	—	—
Net Assets	$572,037	$49,959	$458,733	$842,621
Net Assets Consist of:
Common stock $0.001 par value	$55	$—	$43	$—
Capital paid in on shares of beneficial interest	580,302	57,533	483,838	869,254
Accumulated earnings (loss)	(8,320)	(7,574)	(25,148)	(26,633)
Net Assets	$572,037	$49,959	$458,733	$842,621
Net Assets:
Class A	$48,987	$33,717	$60,543	$85,924
Class C	$5,134	$1,235	$6,049	$9,781
Class I	$483,381	$8,243	$389,784	$673,711
Class R6	$34,535	$6,764	$2,357	$73,205
Shares Outstanding (unlimited number of shares authorized, no par value):(5)
Class A	4,814,542	8,674,496	5,626,090	9,253,570
Class C	516,729	323,515	562,128	1,039,196
Class I	46,727,188	2,115,017	36,232,545	72,979,708
Class R6	3,337,122	1,738,242	218,920	7,831,376
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
September 30, 2025
(Reported in thousands except shares and per share amounts)
	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$10.17	$3.89	$10.76	$9.29
Class C	$9.94	$3.82	$10.76	$9.41
Class I	$10.34	$3.90	$10.76	$9.23
Class R6	$10.35	$3.89	$10.77	$9.35
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$10.57	$4.04	$11.01	$9.65
Maximum Sales Charge - Class A	3.75%	3.75%	2.25%	3.75%
(1) Investment in securities at cost	$564,022	$49,053	$442,658	$818,544
(2) Market value of securities on loan	$2,393	$1,150	$1,720	$7,664
(3) Investment in affiliates at cost	$5,112	$—	$6,792	$7,965
(4) See Schedule of Investments for schedule of unfunded loan commitments.
(5) Newfleet Core Plus Bond Fund and Newfleet Low Duration Core Plus Bond Fund have a par value of $1.00, and all other funds on this page have no par value.

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
September 30, 2025
(Reported in thousands except shares and per share amounts)

	Newfleet Multi-Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund
Assets
Investment in securities at value(1)(2)	$4,556,025	$166,027	$45,701
Investment in affiliates at value(3)	68,451	—	—
Cash	90,094	3,423	1,750
Receivables
Investment securities sold	4,736	5,615	—
Fund shares sold	10,297	170	2
Dividends and interest	32,576	1,003	583
Securities lending income	14	—	—
Prepaid Trustees’ retainer	78	3	1
Prepaid expenses	5	20	9
Other assets	751	28	8
Total assets	4,763,027	176,289	48,054
Liabilities
Due to custodian	— (a)	—	—
Payables
Fund shares repurchased	9,516	783	31
Investment securities purchased	21,916	3,709	—
Collateral on securities loaned	27,140	—	—
Dividend distributions	1,518	163	8
Investment advisory fees	1,557	58	8
Distribution and service fees	177	13	5
Administration and accounting fees	506	48	21
Transfer agent and sub-transfer agent fees and expenses	880	34	9
Professional fees	56	39	30
Trustee deferred compensation plan	751	28	8
Interest expense and/or commitment fees	16	15	— (a)
Other accrued expenses	231	21	15
Unrealized depreciation on unfunded loan commitments(4)	— (a)	— (a)	—
Total liabilities	64,264	4,911	135
Commitments and contingencies (Note 3D)	—	—	—
Net Assets	$4,698,763	$171,378	$47,919
Net Assets Consist of:
Common stock $0.001 par value	$—	$—	$5
Capital paid in on shares of beneficial interest	5,115,282	249,793	49,207
Accumulated earnings (loss)	(416,519)	(78,415)	(1,293)
Net Assets	$4,698,763	$171,378	$47,919
Net Assets:
Class A	$577,814	$44,232	$21,660
Class C	$86,474	$4,119	$890
Class C1	$26,632	$—	$—
Class I	$3,946,721	$121,877	$25,369
Class R6	$61,122	$1,150	$—
Shares Outstanding (unlimited number of shares authorized, no par value):(5)
Class A	126,453,365	5,157,409	2,120,911
Class C	18,614,674	479,963	87,164
Class C1	5,752,265	—	—
Class I	862,236,138	14,233,604	2,484,236
Class R6	13,302,328	134,364	—
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
September 30, 2025
(Reported in thousands except shares and per share amounts)
	Newfleet Multi-Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$4.57	$8.58	$10.21
Class C	$4.65	$8.58	$10.21
Class C1	$4.63	$—	$—
Class I	$4.58	$8.56	$10.21
Class R6	$4.59	$8.56	$—
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$4.68	$8.82	$10.50
Maximum Sales Charge - Class A	2.25%	2.75%	2.75%
(1) Investment in securities at cost	$4,552,474	$167,373	$45,915
(2) Market value of securities on loan	$25,812	$—	$—
(3) Investment in affiliates at cost	$68,620	$—	$—
(4) See Schedule of Investments for schedule of unfunded loan commitments.
(5) Seix Tax-Exempt Bond Fund has a par value of $0.001, and all other funds on this page have no par value.

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7)
YEAR ENDED September 30, 2025
($ reported in thousands)

	Newfleet Core Plus Bond Fund	Newfleet High Yield Fund	Newfleet Low Duration Core Plus Bond Fund	Newfleet Multi-Sector Intermediate Bond Fund
Investment Income
Dividends	$581	$45	$549	$505
Dividends from affiliates	86	—	179	143
Interest	26,288	4,071	22,270	51,452
Securities lending, net of fees	8	19	13	69
Total investment income	26,963	4,135	23,011	52,169
Expenses
Investment advisory fees	1,912	287	1,798	4,272
Distribution and service fees, Class A	116	85	147	219
Distribution and service fees, Class C	49	17	69	96
Administration and accounting fees	504	76	471	803
Transfer agent fees and expenses	216	41	202	337
Sub-transfer agent fees and expenses, Class A	43	16	35	74
Sub-transfer agent fees and expenses, Class C	4	1	5	8
Sub-transfer agent fees and expenses, Class I	351	9	332	387
Custodian fees	7	2	5	13
Printing fees and expenses	36	13	35	50
Professional fees	49	36	43	64
Interest expense and/or commitment fees	3	— (a)	3	5
Registration fees	71	45	66	68
Trustees’ fees and expenses	33	4	34	55
Miscellaneous expenses	61	33	67	83
Total expenses	3,455	665	3,312	6,534
Less net expenses reimbursed and/or waived by investment adviser(1)	(1,119)	(206)	(847)	(554)
Net expenses	2,336	459	2,465	5,980
Net investment income (loss)	24,627	3,676	20,546	46,189
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(881)	(881)	(820)	(5,937)
Foreign currency transactions	(12)	—	—	(2)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,037)	487	3,707	4,367
Investments in affiliates	(26)	—	(16)	(37)
Foreign currency transactions	2	—	—	5
Net realized and unrealized gain (loss) on investments	(3,954)	(394)	2,871	(1,604)
Net increase (decrease) in net assets resulting from operations	$20,673	$3,282	$23,417	$44,585

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Continued)
YEAR ENDED September 30, 2025
($ reported in thousands)

	Newfleet Multi-Sector Short Term Bond Fund	Newfleet Senior Floating Rate Fund	Seix Tax-Exempt Bond Fund
Investment Income
Dividends	$3,172	$749	$50
Dividends from affiliates	1,790	—	—
Interest	244,583	14,794	1,736
Securities lending, net of fees	151	—	—
Total investment income	249,696	15,543	1,786
Expenses
Investment advisory fees	21,946	857	220
Distribution and service fees, Class A	1,469	134	57
Distribution and service fees, Class C	481	44	11
Distribution and service fees, Class C1	270	—	—
Administration and accounting fees	4,560	234	72
Transfer agent fees and expenses	1,947	87	25
Sub-transfer agent fees and expenses, Class A	500	36	15
Sub-transfer agent fees and expenses, Class C	78	3	1
Sub-transfer agent fees and expenses, Class C1	19	—	—
Sub-transfer agent fees and expenses, Class I	3,187	108	20
Custodian fees	14	2	—
Printing fees and expenses	285	20	10
Professional fees	179	63	30
Interest expense and/or commitment fees	27	59	— (a)
Registration fees	116	59	28
Trustees’ fees and expenses	352	15	4
Miscellaneous expenses	306	37	17
Total expenses	35,736	1,758	510
Less net expenses reimbursed and/or waived by investment adviser(1)	(3,994)	(284)	(158)
Net expenses	31,742	1,474	352
Net investment income (loss)	217,954	14,069	1,434
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(14,949)	(2,588)	(311)
Foreign currency transactions	(107)	—	—
Capital gain distributions from underlying funds	—	— (a)	—
Net change in unrealized appreciation (depreciation) on:
Investments	24,330	(576)	(523)
Investments in affiliates	(169)	—	—
Foreign currency transactions	13	—	—
Net realized and unrealized gain (loss) on investments	9,118	(3,164)	(834)
Net increase (decrease) in net assets resulting from operations	$227,072	$10,905	$600

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)

	Newfleet Core Plus Bond Fund		Newfleet High Yield Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$24,627	$13,570	$3,676	$3,766
Net realized gain (loss)	(893)	(924)	(881)	(632)
Net change in unrealized appreciation (depreciation)	(3,061)	18,007	487	3,930
Increase (decrease) in net assets resulting from operations	20,673	30,653	3,282	7,064
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,274)	(1,836)	(2,379)	(2,554)
Class C	(203)	(132)	(108)	(112)
Class I	(21,614)	(11,352)	(530)	(519)
Class R6	(515)	(241)	(668)	(576)
Total dividends and distributions to shareholders	(24,606)	(13,561)	(3,685)	(3,761)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	4,331	14,125	(1,503)	(2,696)
Class C	813	2,627	(848)	891
Class I	133,945	205,721	1,481	(861)
Class R6	27,634	4,481	(3,865)	8,538
Increase (decrease) in net assets from capital transactions	166,723	226,954	(4,735)	5,872
Net increase (decrease) in net assets	162,790	244,046	(5,138)	9,175
Net Assets
Beginning of period	409,247	165,201	55,097	45,922
End of Period	$572,037	$409,247	$49,959	$55,097
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Newfleet Low Duration Core Plus Bond Fund		Newfleet Multi-Sector Intermediate Bond Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$20,546	$17,821	$46,189	$32,183
Net realized gain (loss)	(820)	(1,866)	(5,939)	(5,316)
Net change in unrealized appreciation (depreciation)	3,691	20,284	4,335	35,743
Increase (decrease) in net assets resulting from operations	23,417	36,239	44,585	62,610
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(2,575)	(2,532)	(5,034)	(4,350)
Class C	(250)	(267)	(473)	(462)
Class I	(17,603)	(14,623)	(37,559)	(26,703)
Class R6	(112)	(390)	(3,750)	(1,267)
Return of Capital:
Class A	—	—	—	(112)
Class C	—	—	—	(14)
Class I	—	—	—	(644)
Class R6	—	—	—	(31)
Total dividends and distributions to shareholders	(20,540)	(17,812)	(46,816)	(33,583)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	24	(5,018)	(1,246)	15,985
Class C	(1,386)	(1,800)	(231)	396
Class I	33,331	24,475	104,986	244,372
Class R6	(7,513)	2,046	14,764	39,213
Increase (decrease) in net assets from capital transactions	24,456	19,703	118,273	299,966
Net increase (decrease) in net assets	27,333	38,130	116,042	328,993
Net Assets
Beginning of period	431,400	393,270	726,579	397,586
End of Period	$458,733	$431,400	$842,621	$726,579
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Newfleet Multi-Sector Short Term Bond Fund		Newfleet Senior Floating Rate Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$217,954	$205,968	$14,069	$15,716
Net realized gain (loss)	(15,056)	(48,749)	(2,588)	(1,348)
Net change in unrealized appreciation (depreciation)	24,174	251,529	(576)	1,259
Increase (decrease) in net assets resulting from operations	227,072	408,748	10,905	15,627
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(27,147)	(29,448)	(3,856)	(4,359)
Class C	(4,153)	(5,171)	(285)	(394)
Class C1	(1,033)	(1,176)	—	—
Class I	(184,349)	(178,472)	(9,742)	(10,897)
Class R6	(1,962)	(763)	(79)	(90)
Total dividends and distributions to shareholders	(218,644)	(215,030)	(13,962)	(15,740)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(35,794)	(75,026)	(18,149)	2,237
Class C	(22,152)	(29,309)	(705)	(1,421)
Class C1	(1,836)	(6,611)	—	—
Class I	166,848	(25,376)	(6,879)	4,468
Class R6	36,364	12,650	240	(338)
Increase (decrease) in net assets from capital transactions	143,430	(123,672)	(25,493)	4,946
Net increase (decrease) in net assets	151,858	70,046	(28,550)	4,833
Net Assets
Beginning of period	4,546,905	4,476,859	199,928	195,095
End of Period	$4,698,763	$4,546,905	$171,378	$199,928
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

Seix Tax-Exempt Bond Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$1,434	$1,658
Net realized gain (loss)	(311)	(199)
Net change in unrealized appreciation (depreciation)	(523)	2,996
Increase (decrease) in net assets resulting from operations	600	4,455
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(638)	(703)
Class C	(22)	(26)
Class I	(759)	(906)
Total dividends and distributions to shareholders	(1,419)	(1,635)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(2,857)	(3,957)
Class C	(340)	(183)
Class I	(2,008)	(10,549)
Increase (decrease) in net assets from capital transactions	(5,205)	(14,689)
Net increase (decrease) in net assets	(6,024)	(11,869)
Net Assets
Beginning of period	53,943	65,812
End of Period	$47,919	$53,943
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

Newfleet Core Plus Bond Fund
Class A
10/1/24 to 9/30/25	$10.32	0.49	(0.15)	0.34	(0.49)	—	—	(0.49)	—	(0.15)	$10.17	3.46%	$48,987	0.70%	0.96%	4.89%	42%
10/1/23 to 9/30/24	9.66	0.50	0.65	1.15	(0.49)	—	—	(0.49)	—	0.66	10.32	12.23	45,255	0.73 (8)	1.04	4.96	50
10/1/22 to 9/30/23	9.84	0.39	(0.18)	0.21	(0.39)	—	—	(0.39)	—	(0.18)	9.66	2.06	28,811	0.80 (9)	1.10	3.90	49
10/1/21 to 9/30/22	11.81	0.26	(1.80)	(1.54)	(0.27)	—	(0.16)	(0.43)	—	(1.97)	9.84	(13.38)	27,013	0.81 (10)	1.05	2.34	52
10/1/20 to 9/30/21	11.85	0.25	(0.04)	0.21	(0.25)	—	—	(0.25)	—	(0.04)	11.81	1.79	34,538	0.80	1.05	2.12	59
Class C
10/1/24 to 9/30/25	$10.08	0.41	(0.14)	0.27	(0.41)	—	—	(0.41)	—	(0.14)	$9.94	2.76%	$5,134	1.45%	1.69%	4.14%	42%
10/1/23 to 9/30/24	9.43	0.41	0.65	1.06	(0.41)	—	—	(0.41)	—	0.65	10.08	11.45	4,381	1.48 (8)	1.78	4.20	50
10/1/22 to 9/30/23	9.61	0.31	(0.18)	0.13	(0.31)	—	—	(0.31)	—	(0.18)	9.43	1.25	1,553	1.55 (9)	1.87	3.16	49
10/1/21 to 9/30/22	11.54	0.17	(1.75)	(1.58)	(0.19)	—	(0.16)	(0.35)	—	(1.93)	9.61	(14.05)	1,283	1.56 (10)	1.84	1.55	52
10/1/20 to 9/30/21	11.57	0.16	(0.03)	0.13	(0.16)	—	—	(0.16)	—	(0.03)	11.54	1.11	2,621	1.55	1.81	1.39	59
Class I
10/1/24 to 9/30/25	$10.49	0.52	(0.15)	0.37	(0.52)	—	—	(0.52)	—	(0.15)	$10.34	3.75%	$483,381	0.45%	0.68%	5.13%	42%
10/1/23 to 9/30/24	9.82	0.53	0.67	1.20	(0.53)	—	—	(0.53)	—	0.67	10.49	12.50	352,878	0.48 (8)	0.76	5.20	50
10/1/22 to 9/30/23	10.00	0.43	(0.19)	0.24	(0.42)	—	—	(0.42)	—	(0.18)	9.82	2.33	132,866	0.55	0.84	4.26	49
10/1/21 to 9/30/22	12.00	0.29	(1.82)	(1.53)	(0.31)	—	(0.16)	(0.47)	—	(2.00)	10.00	(13.17)	63,559	0.57 (10)	0.80	2.62	52
10/1/20 to 9/30/21	12.04	0.28	(0.04)	0.24	(0.28)	—	—	(0.28)	—	(0.04)	12.00	2.04	70,630	0.55	0.79	2.36	59
Class R6
10/1/24 to 9/30/25	$10.50	0.53	(0.15)	0.38	(0.53)	—	—	(0.53)	—	(0.15)	$10.35	3.82%	$34,535	0.37% (8)	0.60%	5.15%	42%
10/1/23 to 9/30/24	9.83	0.54	0.66	1.20	(0.53)	—	—	(0.53)	—	0.67	10.50	12.57	6,733	0.42 (8)	0.68	5.28	50
10/1/22 to 9/30/23	10.01	0.44	(0.19)	0.25	(0.43)	—	—	(0.43)	—	(0.18)	9.83	2.47	1,971	0.43	0.74	4.32	49
10/1/21 to 9/30/22	12.01	0.30	(1.82)	(1.52)	(0.32)	—	(0.16)	(0.48)	—	(2.00)	10.01	(13.05)	1,338	0.45 (10)	0.73	2.74	52
10/1/20 to 9/30/21	12.05	0.30	(0.04)	0.26	(0.30)	—	—	(0.30)	—	(0.04)	12.01	2.17	1,214	0.43	0.72	2.48	59

Newfleet High Yield Fund
Class A
10/1/24 to 9/30/25	$3.90	0.27	(0.01)	0.26	(0.27)	—	—	(0.27)	—	(0.01)	$3.89	6.93%	$33,717	0.95%	1.34%	6.96%	31%
10/1/23 to 9/30/24	3.65	0.27	0.25	0.52	(0.27)	—	—	(0.27)	—	0.25	3.90	14.73	35,356	0.96 (8)	1.30	7.19	61
10/1/22 to 9/30/23	3.53	0.24	0.12	0.36	(0.24)	—	—	(0.24)	—	0.12	3.65	10.27	35,738	1.01 (10)	1.33	6.53	52
10/1/21 to 9/30/22	4.28	0.20	(0.75)	(0.55)	(0.20)	—	—	(0.20)	—	(0.75)	3.53	(13.15)	36,258	1.01 (10)	1.27	5.10	47
10/1/20 to 9/30/21	4.00	0.20	0.28	0.48	(0.20)	—	—	(0.20)	—	0.28	4.28	12.18	47,153	1.00	1.25	4.77	74
Class C
10/1/24 to 9/30/25	$3.83	0.24	(0.01)	0.23	(0.24)	—	—	(0.24)	—	(0.01)	$3.82	6.13%	$1,235	1.70%	2.07%	6.23%	31%
10/1/23 to 9/30/24	3.59	0.24	0.24	0.48	(0.24)	—	—	(0.24)	—	0.24	3.83	13.71	2,100	1.71 (8)	2.03	6.46	61
10/1/22 to 9/30/23	3.47	0.21	0.12	0.33	(0.21)	—	—	(0.21)	—	0.12	3.59	9.51	1,098	1.76 (10)	2.10	5.77	52
10/1/21 to 9/30/22	4.21	0.17	(0.74)	(0.57)	(0.17)	—	—	(0.17)	—	(0.74)	3.47	(13.87)	1,013	1.76 (10)	2.08	4.34	47
10/1/20 to 9/30/21	3.93	0.17	0.28	0.45	(0.17)	—	—	(0.17)	—	0.28	4.21	11.47	1,460	1.75	2.03	4.05	74
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
Newfleet High Yield Fund (Continued)
Class I
10/1/24 to 9/30/25	$3.91	0.28	(0.01)	0.27	(0.28)	—	—	(0.28)	—	(0.01)	$3.90	7.19%	$8,243	0.70%	1.11%	7.20%	31%
10/1/23 to 9/30/24	3.66	0.28	0.25	0.53	(0.28)	—	—	(0.28)	—	0.25	3.91	15.00	6,745	0.71 (8)	1.09	7.42	61
10/1/22 to 9/30/23	3.53	0.25	0.13	0.38	(0.25)	—	—	(0.25)	—	0.13	3.66	10.84	7,225	0.76 (10)	1.12	6.77	52
10/1/21 to 9/30/22	4.29	0.21	(0.76)	(0.55)	(0.21)	—	—	(0.21)	—	(0.76)	3.53	(13.14)	6,196	0.76 (10)	1.10	5.34	47
10/1/20 to 9/30/21	4.01	0.21	0.28	0.49	(0.21)	—	—	(0.21)	—	0.28	4.29	12.43	8,297	0.75	1.05	5.01	74
Class R6
10/1/24 to 9/30/25	$3.90	0.28	(0.01)	0.27	(0.28)	—	—	(0.28)	—	(0.01)	$3.89	7.31%	$6,764	0.59%	0.99%	7.33%	31%
10/1/23 to 9/30/24	3.65	0.29	0.24	0.53	(0.28)	—	—	(0.28)	—	0.25	3.90	15.16	10,896	0.59	0.94	7.56	61
10/1/22 to 9/30/23	3.53	0.25	0.12	0.37	(0.25)	—	—	(0.25)	—	0.12	3.65	10.71	1,861	0.60 (10)	0.99	6.93	52
10/1/21 to 9/30/22	4.29	0.22	(0.76)	(0.54)	(0.22)	—	—	(0.22)	—	(0.76)	3.53	(13.00)	1,760	0.60 (10)	0.96	5.50	47
10/1/20 to 9/30/21	4.00	0.22	0.29	0.51	(0.22)	—	—	(0.22)	—	0.29	4.29	12.87	1,937	0.60 (8)	0.93	5.12	74

Newfleet Low Duration Core Plus Bond Fund
Class A
10/1/24 to 9/30/25	$10.70	0.47	0.06	0.53	(0.47)	—	—	(0.47)	—	0.06	$10.76	5.04%	$60,543	0.75%	0.93%	4.37%	55%
10/1/23 to 9/30/24	10.23	0.43	0.47	0.90	(0.43)	—	—	(0.43)	—	0.47	10.70	8.99	60,159	0.75	0.94	4.14	46
10/1/22 to 9/30/23	10.09	0.31	0.14	0.45	(0.31)	—	—	(0.31)	—	0.14	10.23	4.55	62,424	0.74	0.93	3.05	38
10/1/21 to 9/30/22	10.96	0.15	(0.86)	(0.71)	(0.16)	—	—	(0.16)	—	(0.87)	10.09	(6.55)	77,244	0.77 (10)	0.90	1.46	38
10/1/20 to 9/30/21	10.96	0.16	— (11)	0.16	(0.16)	—	—	(0.16)	—	— (11)	10.96	1.44	101,271	0.75	0.89	1.42	55
Class C
10/1/24 to 9/30/25	$10.70	0.39	0.06	0.45	(0.39)	—	—	(0.39)	—	0.06	$10.76	4.26%	$6,049	1.50%	1.69%	3.62%	55%
10/1/23 to 9/30/24	10.23	0.35	0.47	0.82	(0.35)	—	—	(0.35)	—	0.47	10.70	8.18	7,398	1.50	1.68	3.38	46
10/1/22 to 9/30/23	10.09	0.23	0.15	0.38	(0.24)	—	—	(0.24)	—	0.14	10.23	3.78	8,845	1.49	1.66	2.29	38
10/1/21 to 9/30/22	10.96	0.07	(0.86)	(0.79)	(0.08)	—	—	(0.08)	—	(0.87)	10.09	(7.26)	11,773	1.51 (10)	1.69	0.70	38
10/1/20 to 9/30/21	10.96	0.08	(0.01)	0.07	(0.07)	—	—	(0.07)	—	— (11)	10.96	0.68	17,403	1.50	1.66	0.69	55
Class I
10/1/24 to 9/30/25	$10.69	0.49	0.07	0.56	(0.49)	—	—	(0.49)	—	0.07	$10.76	5.40%	$389,784	0.50%	0.69%	4.62%	55%
10/1/23 to 9/30/24	10.22	0.46	0.47	0.93	(0.46)	—	—	(0.46)	—	0.47	10.69	9.26	353,956	0.50	0.69	4.39	46
10/1/22 to 9/30/23	10.08	0.34	0.14	0.48	(0.34)	—	—	(0.34)	—	0.14	10.22	4.81	314,549	0.49	0.68	3.29	38
10/1/21 to 9/30/22	10.96	0.18	(0.88)	(0.70)	(0.18)	—	—	(0.18)	—	(0.88)	10.08	(6.41)	425,501	0.52 (10)	0.66	1.69	38
10/1/20 to 9/30/21	10.95	0.18	0.01	0.19	(0.18)	—	—	(0.18)	—	0.01	10.96	1.78	634,354	0.50	0.65	1.64	55
Class R6
10/1/24 to 9/30/25	$10.70	0.50	0.07	0.57	(0.50)	—	—	(0.50)	—	0.07	$10.77	5.47%	$2,357	0.43%	0.61%	4.69%	55%
10/1/23 to 9/30/24	10.23	0.47	0.47	0.94	(0.47)	—	—	(0.47)	—	0.47	10.70	9.33	9,887	0.43	0.61	4.47	46
10/1/22 to 9/30/23	10.09	0.34	0.15	0.49	(0.35)	—	—	(0.35)	—	0.14	10.23	4.89	7,452	0.42	0.60	3.37	38
10/1/21 to 9/30/22	10.96	0.19	(0.87)	(0.68)	(0.19)	—	—	(0.19)	—	(0.87)	10.09	(6.25)	39,337	0.45 (10)	0.60	1.81	38
10/1/20 to 9/30/21	10.96	0.16	0.03	0.19	(0.19)	—	—	(0.19)	—	— (11)	10.96	1.76	27,222	0.43	0.57	1.46	55
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

Newfleet Multi-Sector Intermediate Bond Fund
Class A
10/1/24 to 9/30/25	$9.32	0.52	(0.02)	0.50	(0.53)	—	—	(0.53)	—	(0.03)	$9.29	5.56%	$85,924	0.99%	1.08%	5.74%	76%
10/1/23 to 9/30/24	8.79	0.53	0.54	1.07	(0.53)	(0.01)	—	(0.54)	—	0.53	9.32	12.55	87,569	0.99	1.09	5.86	65
10/1/22 to 9/30/23	8.73	0.44	0.05	0.49	(0.43)	—	—	(0.43)	—	0.06	8.79	5.64	67,280	0.99	1.10	4.94	48
10/1/21 to 9/30/22	10.35	0.36	(1.59)	(1.23)	(0.37)	(0.02)	—	(0.39)	—	(1.62)	8.73	(12.15)	64,515	1.00 (10)	1.10	3.76	52
10/1/20 to 9/30/21	10.06	0.37	0.27	0.64	(0.35)	—	—	(0.35)	— (11)	0.29	10.35	6.45 (12)	82,697	0.99	1.07	3.56	77
Class C
10/1/24 to 9/30/25	$9.44	0.46	(0.03)	0.43	(0.46)	—	—	(0.46)	—	(0.03)	$9.41	4.71%	$9,781	1.74%	1.83%	4.98%	76%
10/1/23 to 9/30/24	8.90	0.47	0.55	1.02	(0.47)	(0.01)	—	(0.48)	—	0.54	9.44	11.67	10,065	1.74	1.83	5.10	65
10/1/22 to 9/30/23	8.83	0.38	0.05	0.43	(0.36)	—	—	(0.36)	—	0.07	8.90	4.91	9,131	1.74	1.85	4.15	48
10/1/21 to 9/30/22	10.46	0.30	(1.62)	(1.32)	(0.29)	(0.02)	—	(0.31)	—	(1.63)	8.83	(12.78)	12,014	1.75 (10)	1.85	3.00	52
10/1/20 to 9/30/21	10.17	0.29	0.27	0.56	(0.27)	—	—	(0.27)	— (11)	0.29	10.46	5.58 (12)	20,004	1.74	1.82	2.81	77
Class I
10/1/24 to 9/30/25	$9.28	0.54	(0.03)	0.51	(0.56)	—	—	(0.56)	—	(0.05)	$9.23	5.69%	$673,711	0.74%	0.80%	5.97%	76%
10/1/23 to 9/30/24	8.76	0.55	0.54	1.09	(0.56)	(0.01)	—	(0.57)	—	0.52	9.28	12.86	570,619	0.74	0.80	6.11	65
10/1/22 to 9/30/23	8.70	0.47	0.05	0.52	(0.46)	—	—	(0.46)	—	0.06	8.76	6.01	303,103	0.74	0.82	5.24	48
10/1/21 to 9/30/22	10.33	0.39	(1.60)	(1.21)	(0.40)	(0.02)	—	(0.42)	—	(1.63)	8.70	(11.99)	159,300	0.75 (10)	0.86	4.00	52
10/1/20 to 9/30/21	10.05	0.39	0.28	0.67	(0.39)	—	—	(0.39)	— (11)	0.28	10.33	6.70 (12)	212,633	0.74	0.82	3.80	77
Class R6
10/1/24 to 9/30/25	$9.38	0.56	(0.03)	0.53	(0.56)	—	—	(0.56)	—	(0.03)	$9.35	5.90%	$73,205	0.60%	0.74%	6.11%	76%
10/1/23 to 9/30/24	8.84	0.57	0.55	1.12	(0.57)	(0.01)	—	(0.58)	—	0.54	9.38	12.98	58,326	0.60	0.75	6.25	65
10/1/22 to 9/30/23	8.76	0.48	0.06	0.54	(0.46)	—	—	(0.46)	—	0.08	8.84	6.21	18,072	0.60	0.77	5.39	48
10/1/21 to 9/30/22	10.38	0.40	(1.60)	(1.20)	(0.40)	(0.02)	—	(0.42)	—	(1.62)	8.76	(11.83)	5,175	0.61 (10)	0.78	4.15	52
10/1/20 to 9/30/21	10.08	0.41	0.28	0.69	(0.39)	—	—	(0.39)	— (11)	0.30	10.38	6.87 (12)	6,345	0.60	0.75	3.94	77

Newfleet Multi-Sector Short Term Bond Fund
Class A
10/1/24 to 9/30/25	$4.56	0.21	0.01	0.22	(0.21)	—	—	(0.21)	—	0.01	$4.57	4.94%	$577,814	0.90%	0.99%	4.60%	60%
10/1/23 to 9/30/24	4.37	0.20	0.20	0.40	(0.21)	—	—	(0.21)	—	0.19	4.56	9.32	612,833	0.90	0.99	4.47	56
10/1/22 to 9/30/23	4.30	0.15	0.07	0.22	(0.15)	—	—	(0.15)	—	0.07	4.37	5.17	660,114	0.89	0.97	3.47	37
10/1/21 to 9/30/22	4.76	0.09	(0.45)	(0.36)	(0.09)	(0.01)	—	(0.10)	—	(0.46)	4.30	(7.65)	771,020	0.92 (8)(10)	0.97	2.04	41
10/1/20 to 9/30/21	4.73	0.10	0.03	0.13	(0.10)	—	—	(0.10)	—	0.03	4.76	2.78	956,384	0.96 (13)	0.96	2.02	64
Class C
10/1/24 to 9/30/25	$4.63	0.20	0.02	0.22	(0.20)	—	—	(0.20)	—	0.02	$4.65	4.84%	$86,474	1.16%	1.24%	4.34%	60%
10/1/23 to 9/30/24	4.43	0.19	0.21	0.40	(0.20)	—	—	(0.20)	—	0.20	4.63	9.13	108,561	1.16	1.24	4.20	56
10/1/22 to 9/30/23	4.37	0.14	0.06	0.20	(0.14)	—	—	(0.14)	—	0.06	4.43	4.58	132,559	1.15	1.23	3.19	37
10/1/21 to 9/30/22	4.83	0.08	(0.45)	(0.37)	(0.08)	(0.01)	—	(0.09)	—	(0.46)	4.37	(7.79)	181,221	1.18 (8)(10)	1.24	1.77	41
10/1/20 to 9/30/21	4.79	0.09	0.04	0.13	(0.09)	—	—	(0.09)	—	0.04	4.83	2.69	267,919	1.21 (13)	1.21	1.82	64
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
Newfleet Multi-Sector Short Term Bond Fund (Continued)
Class C1
10/1/24 to 9/30/25	$4.62	0.18	0.01	0.19	(0.18)	—	—	(0.18)	—	0.01	$4.63	4.11%	$26,632	1.66%	1.73%	3.83%	60%
10/1/23 to 9/30/24	4.42	0.17	0.21	0.38	(0.18)	—	—	(0.18)	—	0.20	4.62	8.63	28,424	1.66	1.73	3.70	56
10/1/22 to 9/30/23	4.36	0.12	0.06	0.18	(0.12)	—	—	(0.12)	—	0.06	4.42	4.09	33,679	1.65	1.72	2.70	37
10/1/21 to 9/30/22	4.82	0.06	(0.46)	(0.40)	(0.05)	(0.01)	—	(0.06)	—	(0.46)	4.36	(8.25)	44,838	1.68 (8)(10)	1.72	1.27	41
10/1/20 to 9/30/21	4.78	0.06	0.04	0.10	(0.06)	—	—	(0.06)	—	0.04	4.82	2.19	70,114	1.71 (13)	1.71	1.32	64
Class I
10/1/24 to 9/30/25	$4.57	0.22	0.01	0.23	(0.22)	—	—	(0.22)	—	0.01	$4.58	5.20%	$3,946,721	0.65%	0.74%	4.84%	60%
10/1/23 to 9/30/24	4.37	0.21	0.21	0.42	(0.22)	—	—	(0.22)	—	0.20	4.57	9.82	3,772,723	0.65	0.73	4.72	56
10/1/22 to 9/30/23	4.31	0.16	0.06	0.22	(0.16)	—	—	(0.16)	—	0.06	4.37	5.18	3,639,516	0.64	0.72	3.72	37
10/1/21 to 9/30/22	4.77	0.10	(0.45)	(0.35)	(0.10)	(0.01)	—	(0.11)	—	(0.46)	4.31	(7.40)	4,254,653	0.67 (8)(10)	0.72	2.29	41
10/1/20 to 9/30/21	4.73	0.11	0.04	0.15	(0.11)	—	—	(0.11)	—	0.04	4.77	3.25	5,221,147	0.71 (13)	0.71	2.28	64
Class R6
10/1/24 to 9/30/25	$4.59	0.23	—	0.23	(0.23)	—	—	(0.23)	—	—	$4.59	5.06%	$61,122	0.52%	0.66%	4.96%	60%
10/1/23 to 9/30/24	4.39	0.22	0.20	0.42	(0.22)	—	—	(0.22)	—	0.20	4.59	9.87	24,364	0.52	0.65	4.87	56
10/1/22 to 9/30/23	4.32	0.16	0.07	0.23	(0.16)	—	—	(0.16)	—	0.07	4.39	5.48	10,991	0.51	0.69	3.75	37
10/1/21 to 9/30/22	4.78	0.11	(0.46)	(0.35)	(0.10)	(0.01)	—	(0.11)	—	(0.46)	4.32	(7.32)	25,862	0.54 (8)(10)	0.69	2.43	41
10/1/20 to 9/30/21	4.74	0.12	0.04	0.16	(0.12)	—	—	(0.12)	—	0.04	4.78	3.31	30,118	0.55	0.67	2.42	64

Newfleet Senior Floating Rate Fund
Class A
10/1/24 to 9/30/25	$8.71	0.63	(0.14)	0.49	(0.62)	—	—	(0.62)	—	(0.13)	$8.58	5.81%	$44,232	0.93% (14)	1.07%	7.27%	104%
10/1/23 to 9/30/24	8.70	0.73	0.01	0.74	(0.73)	—	—	(0.73)	—	0.01	8.71	8.77	63,313	0.97 (8)(14)	1.09	8.33	93
10/1/22 to 9/30/23	8.43	0.64	0.28	0.92	(0.65)	—	—	(0.65)	—	0.27	8.70	11.20	61,100	1.04 (14)	1.12	7.48	50
10/1/21 to 9/30/22	9.01	0.32	(0.58)	(0.26)	(0.32)	—	—	(0.32)	—	(0.58)	8.43	(2.87)	56,561	1.05 (10)(14)	1.11	3.65	33
10/1/20 to 9/30/21	8.58	0.28	0.43	0.71	(0.28)	—	—	(0.28)	—	0.43	9.01	8.40	72,274	1.04 (14)	1.08	3.18	65
Class C
10/1/24 to 9/30/25	$8.72	0.56	(0.14)	0.42	(0.56)	—	—	(0.56)	—	(0.14)	$8.58	4.91%	$4,119	1.68% (14)	1.83%	6.49%	104%
10/1/23 to 9/30/24	8.71	0.66	0.01	0.67	(0.66)	—	—	(0.66)	—	0.01	8.72	7.96	4,897	1.72 (8)(14)	1.84	7.57	93
10/1/22 to 9/30/23	8.43	0.58	0.28	0.86	(0.58)	—	—	(0.58)	—	0.28	8.71	10.50	6,311	1.79 (14)	1.89	6.69	50
10/1/21 to 9/30/22	9.02	0.26	(0.59)	(0.33)	(0.26)	—	—	(0.26)	—	(0.59)	8.43	(3.71)	7,202	1.80 (10)(14)	1.87	2.92	33
10/1/20 to 9/30/21	8.59	0.22	0.43	0.65	(0.22)	—	—	(0.22)	—	0.43	9.02	7.59	9,595	1.78 (14)	1.85	2.49	65
Class I
10/1/24 to 9/30/25	$8.70	0.64	(0.14)	0.50	(0.64)	—	—	(0.64)	—	(0.14)	$8.56	5.95%	$121,877	0.68% (14)	0.83%	7.47%	104%
10/1/23 to 9/30/24	8.69	0.75	0.01	0.76	(0.75)	—	—	(0.75)	—	0.01	8.70	9.04	130,792	0.72 (8)(14)	0.84	8.57	93
10/1/22 to 9/30/23	8.41	0.66	0.29	0.95	(0.67)	—	—	(0.67)	—	0.28	8.69	11.61	126,422	0.79 (14)	0.87	7.70	50
10/1/21 to 9/30/22	9.00	0.35	(0.59)	(0.24)	(0.35)	—	—	(0.35)	—	(0.59)	8.41	(2.75)	119,257	0.80 (10)(14)	0.86	3.94	33
10/1/20 to 9/30/21	8.57	0.30	0.44	0.74	(0.31)	—	—	(0.31)	—	0.43	9.00	8.68	136,742	0.79 (14)	0.83	3.42	65
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
Newfleet Senior Floating Rate Fund (Continued)
Class R6
10/1/24 to 9/30/25	$8.69	0.65	(0.13)	0.52	(0.65)	—	—	(0.65)	—	(0.13)	$8.56	6.18%	$1,150	0.58% (14)	0.76%	7.52%	104%
10/1/23 to 9/30/24	8.69	0.76	—	0.76	(0.76)	—	—	(0.76)	—	—	8.69	9.04	926	0.61 (14)	0.76	8.71	93
10/1/22 to 9/30/23	8.41	0.67	0.29	0.96	(0.68)	—	—	(0.68)	—	0.28	8.69	11.77	1,262	0.65 (14)	0.80	7.84	50
10/1/21 to 9/30/22	9.00	0.36	(0.59)	(0.23)	(0.36)	—	—	(0.36)	—	(0.59)	8.41	(2.61)	1,345	0.66 (10)(14)	0.80	4.08	33
10/1/20 to 9/30/21	8.57	0.32	0.43	0.75	(0.32)	—	—	(0.32)	—	0.43	9.00	8.83	1,616	0.65 (14)	0.77	3.61	65

Seix Tax-Exempt Bond Fund
Class A
10/1/24 to 9/30/25	$10.37	0.29	(0.17)	0.12	(0.28)	—	—	(0.28)	—	(0.16)	$10.21	1.25%	$21,660	0.83%	1.16%	2.82%	35%
10/1/23 to 9/30/24	9.89	0.28	0.47	0.75	(0.27)	—	—	(0.27)	—	0.48	10.37	7.70	24,927	0.83	1.11	2.73	31
10/1/22 to 9/30/23	9.94	0.27	(0.05)	0.22	(0.27)	—	—	(0.27)	—	(0.05)	9.89	2.14	27,621	0.83	1.08	2.69	23
10/1/21 to 9/30/22	11.36	0.23	(1.38)	(1.15)	(0.23)	—	(0.04)	(0.27)	—	(1.42)	9.94	(10.30)	29,594	0.85 (8)(10)	1.02	2.13	1
10/1/20 to 9/30/21	11.45	0.23	— (11)	0.23	(0.23)	—	(0.09)	(0.32)	—	(0.09)	11.36	2.04	37,928	0.85	1.01	2.05	6
Class C
10/1/24 to 9/30/25	$10.37	0.21	(0.16)	0.05	(0.21)	—	—	(0.21)	—	(0.16)	$10.21	0.49%	$890	1.58%	1.90%	2.07%	35%
10/1/23 to 9/30/24	9.89	0.20	0.48	0.68	(0.20)	—	—	(0.20)	—	0.48	10.37	6.90	1,251	1.58	1.85	1.98	31
10/1/22 to 9/30/23	9.94	0.20	(0.06)	0.14	(0.19)	—	—	(0.19)	—	(0.05)	9.89	1.37	1,370	1.58	1.81	1.94	23
10/1/21 to 9/30/22	11.36	0.15	(1.38)	(1.23)	(0.15)	—	(0.04)	(0.19)	—	(1.42)	9.94	(10.97)	2,058	1.60 (8)(10)	1.77	1.37	1
10/1/20 to 9/30/21	11.45	0.15	— (11)	0.15	(0.15)	—	(0.09)	(0.24)	—	(0.09)	11.36	1.28	3,561	1.60	1.75	1.31	6
Class I
10/1/24 to 9/30/25	$10.37	0.31	(0.16)	0.15	(0.31)	—	—	(0.31)	—	(0.16)	$10.21	1.50%	$25,369	0.58%	0.90%	3.07%	35%
10/1/23 to 9/30/24	9.89	0.30	0.48	0.78	(0.30)	—	—	(0.30)	—	0.48	10.37	7.96	27,765	0.58	0.87	2.98	31
10/1/22 to 9/30/23	9.94	0.30	(0.06)	0.24	(0.29)	—	—	(0.29)	—	(0.05)	9.89	2.39	36,821	0.58	0.83	2.94	23
10/1/21 to 9/30/22	11.36	0.26	(1.39)	(1.13)	(0.25)	—	(0.04)	(0.29)	—	(1.42)	9.94	(10.07)	43,793	0.60 (8)(10)	0.79	2.37	1
10/1/20 to 9/30/21	11.45	0.26	— (11)	0.26	(0.26)	—	(0.09)	(0.35)	—	(0.09)	11.36	2.29	62,412	0.60	0.77	2.30	6

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)
Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(9)	Includes interest expense on borrowings.
(10)	Net expense ratio includes extraordinary proxy expenses.
(11)	Amount is less than $0.005 per share.
(12)	Payment from affiliate had no impact on total return.
See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
(13)	The share class is currently under its expense limitation.
(14)
Ratios of total expenses excluding interest expense on borrowings for year ended September 30, 2025, were 0.90% (Class A), 1.65% (Class C), 0.65% (Class I)
and 0.55% (Class R6), and year ended September 30, 2024, 2023, 2022 and 2021, were 0.91% (Class A), 1.66% (Class C), 0.66% (Class I) and 0.55% (Class R6).

See Notes to Financial Statements

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2025
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, 18 funds of the Trust are offered for sale, of which 7 (each a “Fund” or collectively, the “Funds”) are reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds are diversified. There is no guarantee that a Fund will achieve its objective(s).
All of the Funds offer Class A shares, Class C shares and Class I shares. All of the Funds with the exception of the Seix Tax-Exempt Bond Fund offer Class R6 shares. The Newfleet Multi-Sector Short Term Bond Fund offers Class C1 shares.
Class A shares of Newfleet Low Duration Core Plus Bond Fund and Newfleet Multi-Sector Short Term Bond Fund are sold with a front-end sales charge of 2.25% with some exceptions. Class A shares of the Newfleet Senior Floating Rate Fund and Seix Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 2.75% with some exceptions. Class A shares of the Newfleet Core Plus Bond Fund, Newfleet High Yield Fund, and Newfleet Multi-Sector Intermediate Bond Fund are sold with a front-end sales charge of up to 3.75% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC (except the Newfleet Multi-Sector Short Term Bond Fund, which are sold without a sales charge), applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019, to February 28, 2021, with certain exceptions, Class C shares for all Funds (except the Newfleet Multi-Sector Short Term Bond Fund) and Class C1 shares of the Newfleet Multi-Sector Short Term Bond Fund and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares of Newfleet Core Plus Bond Fund, Newfleet High Yield Fund, Newfleet Multi-Sector Intermediate Bond Fund, Newfleet Senior Floating Rate Fund and Seix Tax-Exempt Bond Fund, and purchase greater than $249,999 of Class C shares of Newfleet Low Duration Core Plus Bond Fund, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses. Effective April 30, 2019, Class C shares of the Newfleet Multi-Sector Short Term Bond Fund are no longer available for purchase by new or existing shareholders, except by existing shareholders through reinvestment transactions. Shareholders who own Class C shares of the Newfleet Multi-Sector Short Term Bond Fund may continue to hold such shares until they convert to Class A shares under the existing conversion schedule, as described in the Fund’s prospectus, or may exchange them for Class C shares of another Virtus Mutual Fund as permitted by existing exchange privileges. All other Class C share characteristics of the Newfleet Multi-Sector Short Term Bond Fund, including 12b-1 Plan fees, shareholder service fees, and conversion features are unchanged.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares. Class I shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.
Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.
Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.
Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.
Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.
Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.
Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.
Payment-In-Kind Securities
Certain Funds may invest in payment-in-kind securities, which are debt or preferred stock securities that require or permit payment of interest in the form of additional securities. Payment-in-kind securities allow the issuer to avoid or delay the need to generate cash to meet current interest payments and, as a result, may involve greater risk than securities that pay interest currently or in cash.
H.
When-Issued Purchases and Forward Commitments (Delayed Delivery)
Certain Funds may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable the Funds to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Fund records when-issued and forward commitment securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or forward commitment basis begin earning interest on the settlement date.
I.
Interest-Only and Principal-Only Securities
Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income. Because

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any paydown gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.
J.
Leveraged Loans
Certain Funds may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Leveraged loans are generally non-investment grade and often involve borrowers that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Leveraged loans are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the leveraged loan. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the leveraged loan with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the leveraged loan. When a Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.
A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Leveraged loans may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.
The leveraged loans have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally SOFR, the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a leveraged loan is purchased a Fund may pay an assignment fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a leveraged loan. Prepayment penalty fees are received upon the prepayment of a leveraged loan by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.
A Fund may invest in both secured loans and “covenant lite” loans which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. The lack of financial maintenance covenants in covenant lite loans increases the risk that the applicable Fund will experience difficulty or delays in enforcing its rights on its holdings of such loans, which may result in losses, especially during a downturn in the credit cycle.
K.
Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At September 30, 2025, the securities loaned were subject to a MSLA on a net payment basis as follows:
Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Amount(2)
Newfleet Core Plus Bond Fund	$2,393	$2,393	$ —
Newfleet High Yield Fund	1,150	1,150	—
Newfleet Low Duration Core Plus Bond Fund	1,720	1,720	—
Newfleet Multi-Sector Intermediate Bond Fund	7,664	7,664	—
Newfleet Multi-Sector Short Term Bond Fund	25,812	25,812	—

(1)
Collateral received in excess of the value of securities on loan is not presented in this table. The cash collateral received in connection with securities lending transactions has been used for the purchase of securities as disclosed in the Fund’s Schedule of Investments.

(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
The following table reflects a breakdown of investments made from cash collateral received from lending activities and the remaining contractual maturity of those transactions as of September 30, 2025 for the Funds:
Fund	Investment of Cash Collateral	Overnight and Continuous
Newfleet Core Plus Bond Fund	Money Market Mutual Fund	$2,476
Newfleet High Yield Fund	Money Market Mutual Fund	1,208
Newfleet Low Duration Core Plus Bond Fund	Money Market Mutual Fund	1,799
Newfleet Multi-Sector Intermediate Bond Fund	Money Market Mutual Fund	8,012
Newfleet Multi-Sector Short Term Bond Fund	Money Market Mutual Fund	27,140
L.
Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.
Investment Adviser
Virtus Investment Advisers, LLC (“Adviser”) (formerly known as Virtus Investment Advisers, Inc.), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Newfleet Core Plus Bond Fund	0.35%

	First $1 Billion	$1+ Billion
Seix Tax-Exempt Bond Fund	0.45%	0.40%

	First $2 Billion	$2+ Billion
Newfleet Low Duration Core Plus Bond Fund	0.40%	0.375%

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Newfleet High Yield Fund	0.55%	0.50%	0.45%
Newfleet Multi-Sector Intermediate Bond Fund	0.55	0.50	0.45

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion through $10 Billion	$10+ Billion
Newfleet Multi-Sector Short Term Bond Fund	0.55%	0.50%	0.45%	0.425%

	First $2 Billion	$2+ Billion through $4 Billion	$4+ Billion
Newfleet Senior Floating Rate Fund	0.45%	0.40%	0.38%

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
During the year ended September 30, 2025, the Newfleet Core Plus Bond Fund, Newfleet Low Duration Core Plus Bond Fund, Newfleet Multi-Sector Intermediate Bond Fund and Newfleet Multi-Sector Short Term Bond Fund each invested a portion of its assets in affiliated mutual and exchange-traded funds. In order to avoid any duplication of advisory fees, the Adviser voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Fund on the assets in the affiliated funds. For the year ended September 30, 2025, the waiver amounted to $8 for the Newfleet Core Plus Bond Fund, $12 for the Newfleet Low Duration Core Plus Bond Fund, $15 for the Newfleet Multi-Sector Intermediate Bond Fund and $168 for the Newfleet Multi-Sector Short Term Bond Fund. This waiver was in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and is included in the Statements of Operations in “Less expenses reimbursed and/or waived by investment adviser.”
B.
Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the Adviser. A list of the subadvisers and the Funds they serve as of the end of the year is as follows:
Fund	Subadviser
Newfleet Core Plus Bond Fund	Newfleet(1)
Newfleet High Yield Fund	Newfleet(1)
Newfleet Low Duration Core Plus Bond Fund	Newfleet(1)
Newfleet Multi-Sector Intermediate Bond Fund	Newfleet(1)
Newfleet Multi-Sector Short Term Bond Fund	Newfleet(1)
Newfleet Senior Floating Rate Fund	Newfleet(1)
Seix Tax-Exempt Bond Fund	Seix(2)

(1)	Newfleet Asset Management (“Newfleet”), a division of Virtus Fixed Income Advisers, LLC (“VFIA”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Seix Investment Advisors (“Seix”), a division of VFIA, an indirect, wholly-owned subsidiary of Virtus.
C.
Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2026, except for Newfleet Core Plus Bond Fund, which has a term through January 31, 2027. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.
Fund	Class A	Class C	Class C1	Class I	Class R6
Newfleet Core Plus Bond Fund	0.70%	1.45%	N/A	0.45%	0.35%(1)
Newfleet High Yield Fund	0.95	1.70	N/A	0.70	0.59
Newfleet Low Duration Core Plus Bond Fund	0.75	1.50	N/A	0.50	0.43
Newfleet Multi-Sector Intermediate Bond Fund	0.99	1.74	N/A	0.74	0.60
Newfleet Multi-Sector Short Term Bond Fund	0.90	1.16	1.66%	0.65	0.52
Newfleet Senior Floating Rate Fund	0.90	1.65	N/A	0.65	0.55
Seix Tax-Exempt Bond Fund	0.83	1.58	N/A	0.58	N/A

(1)	Effective April 1, 2025. For the period October 1, 2024 through March 31, 2025, the expense cap for Class R6 shares was 0.41%.
The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.
Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending September 30:
	Expiration
Fund	2026	2027	2028	Total
Newfleet Core Plus Bond Fund
Class A	$85	$113	$120	$318
Class C	4	9	12	25
Class I	224	603	957	1,784
Class R6	5	12	22	39

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NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
	Expiration
Fund	2026	2027	2028	Total
Newfleet High Yield Fund
Class A	$117	$120	$134	$371
Class C	4	6	6	16
Class I	27	27	30	84
Class R6	7	27	36	70
Newfleet Low Duration Core Plus Bond Fund
Class A	128	113	105	346
Class C	17	15	13	45
Class I	646	624	713	1,983
Class R6	68	16	4	88
Newfleet Multi-Sector Intermediate Bond Fund
Class A	78	76	79	233
Class C	12	8	9	29
Class I	180	270	366	816
Class R6	10	31	85	126
Newfleet Multi-Sector Short Term Bond Fund
Class A	577	565	512	1,654
Class C	123	100	73	296
Class C1	25	21	17	63
Class I	2,961	3,037	3,171	9,169
Class R6	26	20	53	99
Newfleet Senior Floating Rate Fund
Class A	44	58	78	180
Class C	6	6	6	18
Class I	94	147	198	439
Class R6	2	2	2	6
Seix Tax-Exempt Bond Fund
Class A	72	73	74	219
Class C	4	3	3	10
Class I	104	88	81	273
During the year ended September 30, 2025 the Adviser did not recapture any expenses previously waived.
E.
Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended September 30, 2025, it retained net commissions of $35 for Class A shares and CDSC of $22, $2 and $7 for Class A shares, Class C shares and Class C1 shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares and 1.00%(1)(2) for Class C shares (0.50% for Newfleet Multi-Sector Short Term Bond Fund), and 1.00% for Class C1 shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Some of the Funds invest in ETFs. In addition to the fees listed, the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.
(2) The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.
F.
Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended September 30, 2025, the Funds incurred administration fees totaling $6,198 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
For the year ended September 30, 2025, the Funds incurred transfer agent fees totaling $2,775 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.
Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the year ended September 30, 2025, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
A summary of the Funds total long-term and short-term purchases and sales of the respective shares of the affiliated underlying(1) funds during the year ended September 30, 2025, is as follows:
	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Newfleet Core Plus Bond Fund
Affiliated Exchange-Traded Fund—0.9%
Virtus Newfleet ABS/MBS ETF(3)	$—	$5,112	$—	$—	$(26)	$5,086	209,046	$86	$—
Total	$—	$5,112	$—	$—	$(26)	$5,086		$86	$—

	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Newfleet Low Duration Core Plus Bond Fund
Affiliated Exchange-Traded Funds—1.5%
Virtus Newfleet ABS/MBS ETF(3)	$—	$4,532	$—	$—	$(20)	$4,512	185,453	$84	$—
Virtus Newfleet Short Duration High Yield Bond ETF(3)	—	2,260	—	—	4	2,264	103,000	95	—
Total	$—	$6,792	$—	$—	$(16)	$6,776		$179	$—

	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Newfleet Multi-Sector Intermediate Bond Fund
Affiliated Exchange-Traded Fund—0.9%
Virtus Newfleet ABS/MBS ETF(3)	$—	$7,965	$—	$—	$(37)	$7,928	325,842	$143	$—
Total	$—	$7,965	$—	$—	$(37)	$7,928		$143	$—

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
	Value, beginning of period	Purchases(2)	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
Newfleet Multi-Sector Short Term Bond Fund
Affiliated Exchange-Traded Funds—1.5%
Virtus Newfleet ABS/MBS ETF(3)	$—	$46,003	$—	$—	$(208)	$45,795	1,882,229	$839	$—
Virtus Newfleet Short Duration High Yield Bond ETF(3)	—	22,617	—	—	39	22,656	1,031,000	951	—
Total	$—	$68,620	$—	$—	$(169)	$68,451		$1,790	$—

Footnote Legend:
(1)
The Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Funds within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At September, 2025, the Newfleet Multi-Sector Short Term Bond Fund was the
owner of record of 73% of the Virtus Newfleet Short Duration High Yield Bond ETF and 55% the Virtus Newfleet ABS/MBS ETF. The Newfleet Core Plus Bond Fund, Newfleet Low
Duration Core Plus Bond Fund, and Newfleet Multi-Sector Intermediate Bond Fund were the owner of record of less than 10% of their respective affiliated underlying funds.

(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
H.
Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at September 30, 2025.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the year ended September 30, 2025, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$259,792	$168,346
Newfleet High Yield Fund	15,889	22,370
Newfleet Low Duration Core Plus Bond Fund	212,445	211,925
Newfleet Multi-Sector Intermediate Bond Fund	562,888	489,501
Newfleet Multi-Sector Short Term Bond Fund	2,379,122	2,383,570
Newfleet Senior Floating Rate Fund	194,524	212,750
Seix Tax-Exempt Bond Fund	16,476	22,011
Purchases and sales of long-term U.S. government and agency securities during the year ended September 30, 2025, were as follows:
	Purchases	Sales
Newfleet Core Plus Bond Fund	$87,846	$29,013
Newfleet Low Duration Core Plus Bond Fund	28,359	27,535
Newfleet Multi-Sector Intermediate Bond Fund	128,793	96,606
Newfleet Multi-Sector Short Term Bond Fund	359,716	288,031

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	Newfleet Core Plus Bond Fund				Newfleet High Yield Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2025		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	909	$9,139	1,692	$16,992	1,286	$4,962	619	$2,338
Reinvestment of distributions	215	2,166	171	1,714	550	2,119	599	2,259
Shares repurchased and cross class conversions	(696)	(6,974)	(459)	(4,581)	(2,236)	(8,584)	(1,932)	(7,293)
Net Increase / (Decrease)	428	$4,331	1,404	$14,125	(400)	$(1,503)	(714)	$(2,696)
Class C
Shares sold and cross class conversions	170	$1,675	339	$3,300	69	$261	266	$978
Reinvestment of distributions	21	203	13	131	28	106	29	110
Shares repurchased and cross class conversions	(109)	(1,065)	(82)	(804)	(322)	(1,215)	(53)	(197)
Net Increase / (Decrease)	82	$813	270	$2,627	(225)	$(848)	242	$891
Class I
Shares sold and cross class conversions	23,760	$242,415	24,780	$252,841	1,592	$6,144	2,377	$8,918
Reinvestment of distributions	2,114	21,612	1,111	11,334	136	525	137	516
Shares repurchased and cross class conversions	(12,782)	(130,082)	(5,781)	(58,454)	(1,340)	(5,188)	(2,762)	(10,295)
Net Increase / (Decrease)	13,092	$133,945	20,110	$205,721	388	$1,481	(248)	$(861)
Class R6
Shares sold and cross class conversions	3,189	$32,728	583	$5,933	303	$1,170	2,262	$8,454
Reinvestment of distributions	50	515	23	236	170	657	149	567
Shares repurchased and cross class conversions	(544)	(5,609)	(165)	(1,688)	(1,527)	(5,692)	(128)	(483)
Net Increase / (Decrease)	2,695	$27,634	441	$4,481	(1,054)	$(3,865)	2,283	$8,538

	Newfleet Low Duration Core Plus Bond Fund				Newfleet Multi-Sector Intermediate Bond Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2025		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,110	$11,834	844	$8,810	2,012	$18,453	2,752	$25,155
Reinvestment of distributions	206	2,202	206	2,154	453	4,149	406	3,688
Shares repurchased and cross class conversions	(1,314)	(14,012)	(1,530)	(15,982)	(2,603)	(23,848)	(1,417)	(12,858)
Net Increase / (Decrease)	2	$24	(480)	$(5,018)	(138)	$(1,246)	1,741	$15,985

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
	Newfleet Low Duration Core Plus Bond Fund				Newfleet Multi-Sector Intermediate Bond Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2025		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class C
Shares sold and cross class conversions	108	$1,153	156	$1,625	322	$2,991	467	$4,306
Reinvestment of distributions	21	226	23	242	49	455	47	431
Shares repurchased and cross class conversions	(259)	(2,765)	(352)	(3,667)	(397)	(3,677)	(474)	(4,341)
Net Increase / (Decrease)	(130)	$(1,386)	(173)	$(1,800)	(26)	$(231)	40	$396
Class I
Shares sold and cross class conversions	13,704	$145,993	11,512	$120,345	27,213	$247,883	35,176	$319,001
Reinvestment of distributions	1,591	16,985	1,296	13,569	3,701	33,723	2,684	24,345
Shares repurchased and cross class conversions	(12,164)	(129,647)	(10,473)	(109,439)	(19,433)	(176,620)	(10,956)	(98,974)
Net Increase / (Decrease)	3,131	$33,331	2,335	$24,475	11,481	$104,986	26,904	$244,372
Class R6
Shares sold and cross class conversions	180	$1,913	431	$4,501	3,358	$30,881	4,444	$41,686
Reinvestment of distributions	9	92	3	35	398	3,675	133	1,218
Shares repurchased and cross class conversions	(893)	(9,518)	(238)	(2,490)	(2,143)	(19,792)	(404)	(3,691)
Net Increase / (Decrease)	(704)	$(7,513)	196	$2,046	1,613	$14,764	4,173	$39,213

	Newfleet Multi-Sector Short Term Bond Fund				Newfleet Senior Floating Rate Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2025		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	16,935	$76,799	17,430	$77,848	502	$4,358	2,311	$20,144
Reinvestment of distributions	5,229	23,745	5,737	25,661	394	3,405	426	3,722
Shares repurchased and cross class conversions	(30,074)	(136,338)	(40,003)	(178,535)	(3,009)	(25,912)	(2,486)	(21,629)
Net Increase / (Decrease)	(7,910)	$(35,794)	(16,836)	$(75,026)	(2,113)	$(18,149)	251	$2,237
Class C
Shares sold and cross class conversions	1	$6	— (1)	$— (2)	115	$997	135	$1,178
Reinvestment of distributions	898	4,145	1,133	5,145	31	271	42	368
Shares repurchased and cross class conversions	(5,709)	(26,303)	(7,611)	(34,454)	(228)	(1,973)	(340)	(2,967)
Net Increase / (Decrease)	(4,810)	$(22,152)	(6,478)	$(29,309)	(82)	$(705)	(163)	$(1,421)
Class C1
Shares sold and cross class conversions	1,375	$6,317	832	$3,762	—	$—	—	$—
Reinvestment of distributions	198	911	220	998	—	—	—	—
Shares repurchased and cross class conversions	(1,973)	(9,064)	(2,518)	(11,371)	—	—	—	—
Net Increase / (Decrease)	(400)	$(1,836)	(1,466)	$(6,611)	—	$—	—	$—

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
	Newfleet Multi-Sector Short Term Bond Fund				Newfleet Senior Floating Rate Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2025		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	218,767	$994,213	195,186	$873,868	5,798	$50,024	5,458	$47,601
Reinvestment of distributions	37,055	168,619	35,987	161,350	905	7,807	975	8,506
Shares repurchased and cross class conversions	(219,334)	(995,984)	(237,659)	(1,060,594)	(7,511)	(64,710)	(5,937)	(51,639)
Net Increase / (Decrease)	36,488	$166,848	(6,486)	$(25,376)	(808)	$(6,879)	496	$4,468
Class R6
Shares sold and cross class conversions	13,614	$62,103	4,170	$18,812	76	$655	4	$38
Reinvestment of distributions	345	1,579	109	492	9	75	9	80
Shares repurchased and cross class conversions	(5,970)	(27,318)	(1,472)	(6,654)	(57)	(490)	(52)	(456)
Net Increase / (Decrease)	7,989	$36,364	2,807	$12,650	28	$240	(39)	$(338)

	Seix Tax-Exempt Bond Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	54	$551	88	$894
Reinvestment of distributions	55	553	59	607
Shares repurchased and cross class conversions	(390)	(3,961)	(536)	(5,458)
Net Increase / (Decrease)	(281)	$(2,857)	(389)	$(3,957)
Class C
Shares sold and cross class conversions	8	$78	12	$119
Reinvestment of distributions	2	21	3	26
Shares repurchased and cross class conversions	(43)	(439)	(33)	(328)
Net Increase / (Decrease)	(33)	$(340)	(18)	$(183)
Class I
Shares sold and cross class conversions	704	$7,110	573	$5,789
Reinvestment of distributions	73	740	84	854
Shares repurchased and cross class conversions	(969)	(9,858)	(1,702)	(17,192)
Net Increase / (Decrease)	(192)	$(2,008)	(1,045)	$(10,549)

(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
Note 6. 10% Shareholders
As of September 30, 2025, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts*
Newfleet Core Plus Bond Fund	51%	2
Newfleet Low Duration Core Plus Bond Fund	57	3
Newfleet Multi-Sector Intermediate Bond Fund	49	3
Newfleet Multi-Sector Short Term Bond Fund	44	3
Newfleet Senior Floating Rate Fund	37	2
Seix Tax-Exempt Bond Fund	27	2

*	None of the accounts are affiliated.
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.
Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
Note 8. Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At September 30, 2025, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended, (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 2, 2026. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended September 30, 2025, are included in the “interest expense and/or commitment fees” line on the Statements of Operations.

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
The following Fund had outstanding loans during the year. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Newfleet Senior Floating Rate Fund	$6	$3,690	5.46%	10
Note 11. Federal Income Tax Information
($ reported in thousands)
At September 30, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Newfleet Core Plus Bond Fund	$569,157	$8,946	$ (8,145)	$801
Newfleet High Yield Fund	49,063	1,734	(1,678)	56
Newfleet Low Duration Core Plus Bond Fund	449,461	4,981	(2,616)	2,365
Newfleet Multi-Sector Intermediate Bond Fund	827,114	20,008	(9,700)	10,308
Newfleet Multi-Sector Short Term Bond Fund	4,623,098	55,832	(54,454)	1,378
Newfleet Senior Floating Rate Fund	167,415	1,232	(2,620)	(1,388)
Seix Tax-Exempt Bond Fund	45,928	568	(795)	(227)
The Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2025, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Newfleet Core Plus Bond Fund	$2,260	$5,846
Newfleet High Yield Fund	213	6,891
Newfleet Low Duration Core Plus Bond Fund	6,170	20,714
Newfleet Multi-Sector Intermediate Bond Fund	2,631	28,729
Newfleet Multi-Sector Short Term Bond Fund	103,441	302,083
Newfleet Senior Floating Rate Fund	7,235	67,281
Seix Tax-Exempt Bond Fund	—	974
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Late Year Ordinary Losses Deferred	Post-October Capital Loss Deferred	Capital Loss Deferred
Newfleet Core Plus Bond Fund	$90	$ —	$ —	$1,020	$8,106
Newfleet High Yield Fund	357	—	—	875	7,104
Newfleet Low Duration Core Plus Bond Fund	367	—	—	922	26,884
Newfleet Multi-Sector Intermediate Bond Fund	—	—	71	5,381	31,360
Newfleet Multi-Sector Short Term Bond Fund	376	—	509	11,617	405,524
Newfleet Senior Floating Rate Fund	117	—	—	2,600	74,516
Seix Tax-Exempt Bond Fund	—	235	—	319	974

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the years ended September 30, 2025 and 2024, was as follows:
	Ordinary Income	Tax-Exempt Distributions	Return of Capital	Total
Newfleet Core Plus Bond Fund
9/30/25	$24,606	$ —	$ —	$24,606
9/30/24	13,561	—	—	13,561
Newfleet High Yield Fund
9/30/25	3,685	—	—	3,685
9/30/24	3,761	—	—	3,761
Newfleet Low Duration Core Plus Bond Fund
9/30/25	20,540	—	—	20,540
9/30/24	17,812	—	—	17,812
Newfleet Multi-Sector Intermediate Bond Fund
9/30/25	46,816	—	—	46,816
9/30/24	32,782	—	801	33,583
Newfleet Multi-Sector Short Term Bond Fund
9/30/25	218,644	—	—	218,644
9/30/24	215,030	—	—	215,030
Newfleet Senior Floating Rate Fund
9/30/25	13,962	—	—	13,962
9/30/24	15,740	—	—	15,740
Seix Tax-Exempt Bond Fund
9/30/25	1	1,418	—	1,419
9/30/24	1	1,634	—	1,635
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Recent Accounting Pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following are subsequent events requiring recognition or disclosure in these financial statements.
Effective on January 21, 2026 (the “Closing Date”), Class C and C1 shares of the Funds will no longer be available for purchase by new or existing shareholders, except by existing shareholders through qualifying transactions. Shareholders who own Class C or C1 shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C and C1 share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
On January 26, 2026, Class C of each of Newfleet High Yield Fund and Seix Tax-Exempt Bond Fund will be eliminated as a share class and existing Class C shares of those Funds will be converted to Class A shares of each respective Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
taxable event by the U.S. Internal Revenue Service. Please refer to each Fund’s Prospectuses for any differences between share classes, including sales charge structure, expenses and other options.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Opportunities Trust and Shareholders of Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet High Yield Fund, Virtus Newfleet Low Duration Core Plus Bond Fund, Virtus Newfleet Multi-Sector Intermediate Bond Fund, Virtus Newfleet Multi-Sector Short Term Bond Fund, Virtus Newfleet Senior Floating Rate Fund, and Virtus Seix Tax-Exempt Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Newfleet Core Plus Bond Fund, Virtus Newfleet High Yield Fund, Virtus Newfleet Low Duration Core Plus Bond Fund, Virtus Newfleet Multi-Sector Intermediate Bond Fund, Virtus Newfleet Multi-Sector Short Term Bond Fund, Virtus Newfleet Senior Floating Rate Fund, and Virtus Seix Tax-Exempt Bond Fund (seven of the Funds constituting Virtus Opportunities Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 21, 2025

We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.

VIRTUS OPPORTUNITIES TRUST
OTHER INFORMATION
September 30, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
For the year ended September 30, 2025, the Funds incurred independent Trustee’s fees totaling $469 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
None

VIRTUS OPPORTUNITIES TRUST
TAX INFORMATION NOTICE (Unaudited)
September 30, 2025
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2026, the Funds will notify applicable shareholders of amounts for use in preparing 2025 U.S. federal income tax forms. Shareholders should consult their tax advisors.

With respect to distributions paid during the fiscal year ended September 30, 2025, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Fund	Federal Tax Exempt Interest Dividends %
Newfleet Core Plus Bond Fund	0.00%
Newfleet High Yield Fund	0.00
Newfleet Low Duration Core Plus Bond Fund	0.00
Newfleet Multi-Sector Intermediate Bond Fund	0.00
Newfleet Multi-Sector Short Term Bond Fund	0.00
Newfleet Senior Floating Rate Fund	0.00
Seix Tax-Exempt Bond Fund	100.00

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

THIS PAGE INTENTIONALLY BLANK.

VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
John R. Mallin
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services
1-800-243-1574
Adviser Consulting Group
1-800-243-4361
Website
Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470

For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8639 11-25

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS OPPORTUNITIES TRUST
September 30, 2025

Virtus Duff & Phelps Global Infrastructure Fund
Virtus Duff & Phelps Global Real Estate Securities Fund
Virtus Duff & Phelps Real Asset Fund
Virtus Duff & Phelps Real Estate Securities Fund
Virtus KAR Developing Markets Fund
Virtus KAR Emerging Markets Small-Cap Fund
Virtus KAR International Small-Mid Cap Fund
Virtus SGA Emerging Markets Equity Fund
Not FDIC Insured • No Bank Guarantee • May Lose Value

Proxy Voting Procedures and Voting Record (Form N-PX)
The subadvisers vote proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the
Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at
https://www.sec.gov.

This report is not authorized for distribution to prospective investors in the Funds presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund’s record and other pertinent information.

VIRTUS OPPORTUNITIES TRUST
KEY INVESTMENT TERMS (Unaudited)
September 30, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Exchange-Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Global Depositary Receipt (“GDR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by an international bank or a trust. Foreign companies use GDRs in order to make it easier for foreign investors to buy their shares.
Joint Stock Company (“JSC”)
A joint-stock company is a business entity in which shares of the company’s stock can be bought and sold by shareholders. Each shareholder owns company stock in proportion, evidenced by their shares (certificates of ownership). Shareholders are able to transfer their shares to others without any effects to the continued existence of the company.
Master Limited Partnership (“MLP”)
A type of limited partnership that is publicly traded. The partnership must derive most of its cash flows from real estate, natural resources and commodities.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.
Standard & Poor’s Depositary Receipt (SPDR)
A portfolio of stocks tracking an index, commonly held by ETFs that offer investors a manner in which to experience the investment performance of the index without owning each individual security.
Secured Overnight Financing Rate (“SOFR”)
A broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange.
U.S. Treasury Inflation-Protected Securities (“TIPS”)
A United States Treasury security that is indexed to inflation in order to protect investors from the negative effects of inflation.
1

Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—98.6%
Communication Services—1.5%
Cellnex Telecom S.A. (Spain)	66,605	$2,306
Energy—13.5%
Cheniere Energy, Inc. (United States)	14,167	3,329
DT Midstream, Inc. (United States)	14,327	1,620
Enbridge, Inc. (Canada)	37,320	1,883
Keyera Corp. (Canada)	36,830	1,236
Keyera Corp. Subscription Receipts (Canada)	8,152	266
Kinder Morgan, Inc. (United States)	68,293	1,933
ONEOK, Inc. (United States)	19,508	1,423
Targa Resources Corp. (United States)	11,928	1,998
TC Energy Corp. (Canada)	67,997	3,700
Williams Cos., Inc. (The) (United States)	66,323	4,202
		21,590

Industrials—29.2%
Aena SME S.A. (Spain)	352,617	9,634
Auckland International Airport Ltd. (New Zealand)	490,877	2,242
Canadian National Railway Co. (Canada)	46,998	4,432
Canadian Pacific Kansas City Ltd. (Canada)	55,346	4,122
CSX Corp. (United States)	115,394	4,098
Ferrovial SE (Netherlands)	63,798	3,654
Flughafen Zurich AG Registered Shares (Switzerland)	11,549	3,520
GEK TERNA S.A. (Greece)	37,121	974
Grupo Aeroportuario del Centro Norte SAB de C.V. Class B (Mexico)	60,600	782
Transurban Group (Australia)	442,156	4,037
Union Pacific Corp. (United States)	28,834	6,815
Vinci S.A. (France)	17,117	2,370
		46,680

Real Estate—5.1%
American Tower Corp. (United States)	22,726	4,371
Crown Castle, Inc. (United States)	38,951	3,758
		8,129

	Shares	Value

Utilities—49.3%
Alliant Energy Corp. (United States)	24,246	$1,634
Atmos Energy Corp. (United States)	16,828	2,873
CenterPoint Energy, Inc. (United States)	62,971	2,443
Duke Energy Corp. (United States)	39,754	4,920
E.ON SE (Germany)	104,668	1,968
EDP S.A. (Portugal)	347,891	1,649
Entergy Corp. (United States)	33,276	3,101
Evergy, Inc. (United States)	39,743	3,021
Eversource Energy (United States)	35,799	2,547
Iberdrola S.A. (Spain)	127,393	2,409
Kansai Electric Power Co., Inc. (The) (Japan)	130,700	1,872
National Grid plc (United Kingdom)	222,396	3,193
NextEra Energy, Inc. (United States)	120,619	9,106
NiSource, Inc. (United States)	78,156	3,384
OGE Energy Corp. (United States)	34,493	1,596
Pennon Group plc (United Kingdom)	335,750	2,111
PG&E Corp. (United States)	205,407	3,098
PPL Corp. (United States)	73,651	2,737
Public Service Enterprise Group, Inc. (United States)	19,179	1,601
Sempra (United States)	71,962	6,475
Severn Trent plc (United Kingdom)	43,696	1,521
Southern Co. (The) (United States)	27,915	2,645
Spire, Inc. (United States)	29,797	2,429
SSE plc (United Kingdom)	70,008	1,640
United Utilities Group plc (United Kingdom)	102,580	1,582
Veolia Environnement S.A. (France)	46,497	1,582
WEC Energy Group, Inc. (United States)	16,636	1,906
Xcel Energy, Inc. (United States)	47,328	3,817
		78,860

Total Common Stocks (Identified Cost $134,039)		157,565

Total Long-Term Investments—98.6% (Identified Cost $134,039)		157,565

	Shares	Value

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(1)	394,574	$395
Total Short-Term Investment (Identified Cost $395)		395

TOTAL INVESTMENTS—98.8% (Identified Cost $134,434)		$157,960
Other assets and liabilities, net—1.2%		1,861
NET ASSETS—100.0%		$159,821

Abbreviation:
plc	Public Limited Company

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
United States	59%
Canada	10
Spain	9
United Kingdom	6
Australia	3
France	3
Netherlands	2
Other	8
Total	100%
† % of total investments as of September 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
2

Duff & Phelps Global Infrastructure Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$157,565	$157,565
Money Market Mutual Fund	395	395
Total Investments	$157,960	$157,960
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Financial Statements
3

Duff & Phelps Global Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—98.1%
Australia—5.7%
Goodman Group	302,300	$6,557
National Storage REIT	2,099,662	3,265
NEXTDC Ltd.(1)	218,498	2,446
Scentre Group	3,568,200	9,633
		21,901

Belgium—1.7%
Aedifica S.A.	50,009	3,702
Warehouses De Pauw CVA	110,479	2,760
		6,462

Canada—2.9%
Canadian Apartment Properties REIT	88,335	2,583
Chartwell Retirement Residences	268,350	3,891
First Capital Real Estate Investment Trust	335,050	4,760
		11,234

China—1.6%
Swire Properties Ltd. (Hong Kong)	2,200,000	6,259
France—1.4%
Klepierre S.A.	138,594	5,396
Germany—1.9%
Vonovia SE	236,178	7,362
India—1.0%
Capitaland India Trust	4,142,783	3,854
Japan—8.0%
Comforia Residential REIT, Inc.	996	2,189
Japan Hotel REIT Investment Corp.	8,328	5,023
Mitsubishi Estate Co., Ltd.	403,600	9,287
Mitsui Fudosan Co., Ltd.	1,028,050	11,213
Mitsui Fudosan Logistics Park, Inc.	4,291	3,085
		30,797

	Shares	Value

Singapore—1.6%
CapitaLand Ascendas REIT	2,956,300	$6,394
Spain—3.0%
Merlin Properties Socimi S.A.	770,796	11,620
Sweden—0.8%
Castellum AB	74,466	841
Catena AB	52,341	2,379
		3,220

United Kingdom—5.8%
British Land Co. plc (The)	644,000	3,016
Derwent London plc	96,160	2,254
Safestore Holdings plc	269,122	2,382
Tritax Big Box REIT plc	3,094,125	6,013
UNITE Group plc (The)	905,499	8,756
		22,421

United States—62.7%
Agree Realty Corp.	48,500	3,445
Alexandria Real Estate Equities, Inc.	24,375	2,031
American Homes 4 Rent Class A	308,300	10,251
American Tower Corp.	31,135	5,988
Americold Realty Trust, Inc.	125,925	1,541
AvalonBay Communities, Inc.	69,145	13,357
Brixmor Property Group, Inc.	317,808	8,797
BXP, Inc.	62,100	4,617
Cousins Properties, Inc.	133,800	3,872
CubeSmart	160,875	6,541
Digital Realty Trust, Inc.	95,175	16,454
Equinix, Inc.	25,010	19,589
Equity LifeStyle Properties, Inc.	95,925	5,823
Essential Properties Realty Trust, Inc.	199,800	5,946
Essex Property Trust, Inc.	22,965	6,147
First Industrial Realty Trust, Inc.	112,675	5,799
Iron Mountain, Inc.	91,265	9,304
Mid-America Apartment Communities, Inc.	50,050	6,993
	Shares	Value

United States—continued
Phillips Edison & Co., Inc.	135,950	$4,667
Prologis, Inc.	224,418	25,700
Public Storage	29,425	8,499
Ryman Hospitality Properties, Inc.	51,635	4,626
Simon Property Group, Inc.	54,921	10,307
Smartstop Self Storage REIT, Inc.	76,225	2,869
Ventas, Inc.	173,650	12,154
Vornado Realty Trust	107,545	4,359
Welltower, Inc.	184,650	32,894
		242,570

Total Common Stocks (Identified Cost $292,359)		379,490

Total Long-Term Investments—98.1% (Identified Cost $292,359)		379,490

TOTAL INVESTMENTS—98.1% (Identified Cost $292,359)		$379,490
Other assets and liabilities, net—1.9%		7,270
NET ASSETS—100.0%		$386,760

Abbreviations:
plc	Public Limited Company
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Non-income producing.

Country Weightings (Unaudited)†
United States	64%
Japan	8
United Kingdom	6
Australia	6
Spain	3
Canada	3
Germany	2
Other	8
Total	100%
† % of total investments as of September 30, 2025.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$379,490	$379,490
Total Investments	$379,490	$379,490
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
4

Duff & Phelps Real Asset Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Shares	Value
Affiliated Mutual Funds(1)—77.4%
Equity Funds—74.5%
Virtus Duff & Phelps Global Infrastructure Fund Class R6(2)	685,587	$11,072
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6(2)	272,486	9,850
Virtus Duff & Phelps Select MLP and Energy Fund Class I(2)	254,664	4,335
Virtus Duff & Phelps Water Fund Institutional Shares(2)	84,746	1,791
		27,048

Fixed Income Fund—2.9%
Virtus Newfleet Senior Floating Rate Fund Class R6(2)	123,740	1,059
Total Affiliated Mutual Funds (Identified Cost $21,470)		28,107

Exchange-Traded Funds(1)—18.7%
Invesco DB Agriculture Fund(3)	20,125	538
Invesco DB Commodity Index Tracking Fund(3)	32,594	734
	Shares	Value

Schwab U.S. TIPS ETF	41,820	$1,127
SPDR S&P Global Natural Resources ETF	47,200	2,795
VanEck Gold Miners ETF	20,980	1,603
Total Exchange-Traded Funds (Identified Cost $5,044)		6,797

Affiliated Exchange-Traded Fund(1)—3.8%
Financials—3.8%
Virtus Duff & Phelps Clean Energy ETF(2)	57,575	1,372
Total Affiliated Exchange-Traded Fund (Identified Cost $1,071)		1,372

Total Long-Term Investments—99.9% (Identified Cost $27,585)		36,276

TOTAL INVESTMENTS—99.9% (Identified Cost $27,585)		$36,276
Other assets and liabilities, net—0.1%		35
NET ASSETS—100.0%		$36,311

Abbreviations:
DB	Deutsche Bank AG
ETF	Exchange-Traded Fund
MLP	Master Limited Partnership
S&P	Standard & Poor’s
SPDR	S&P Depositary Receipt
TIPS	Treasury-Inflation Protected Securities

Footnote Legend:
(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(2)	Affiliated investment. See Note 3H in Notes to Financial Statements.
(3)	Non-income producing.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Affiliated Exchange-Traded Fund	$1,372	$1,372
Affiliated Mutual Funds	28,107	28,107
Exchange-Traded Funds	6,797	6,797
Total Investments	$36,276	$36,276
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
5

Duff & Phelps Real Estate Securities Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—98.9%
Real Estate Investment Trusts—98.9%
Data Centers—13.2%
Digital Realty Trust, Inc.	115,545	$19,976
Equinix, Inc.	33,511	26,247
		46,223

Gaming—3.2%
Gaming & Leisure Properties, Inc.	202,820	9,453
VICI Properties, Inc. Class A	56,230	1,834
		11,287

Health Care—18.1%
Alexandria Real Estate Equities, Inc.	46,163	3,847
American Healthcare REIT, Inc.	72,000	3,025
Sabra Health Care REIT, Inc.	471,380	8,787
Ventas, Inc.	189,060	13,232
Welltower, Inc.	193,180	34,413
		63,304

Industrial/Office—15.2%
Industrial—10.6%
First Industrial Realty Trust, Inc.	125,475	6,458
Prologis, Inc.	266,641	30,536
		36,994

Office—4.6%
BXP, Inc.	79,650	5,921
Cousins Properties, Inc.	177,596	5,139
	Shares	Value

Office—continued
Vornado Realty Trust	121,360	$4,919
		15,979

Total Industrial/Office		52,973

Lodging/Resorts—1.6%
Ryman Hospitality Properties, Inc.	60,757	5,443
Residential—16.8%
Apartments—10.3%
AvalonBay Communities, Inc.	82,340	15,905
Essex Property Trust, Inc.	28,600	7,655
Mid-America Apartment Communities, Inc.	88,590	12,379
		35,939

Manufactured Homes—2.6%
Equity LifeStyle Properties, Inc.	147,400	8,947
Single Family Homes—3.9%
American Homes 4 Rent Class A	409,200	13,606
Total Residential		58,492

Retail—16.0%
Free Standing—5.6%
Agree Realty Corp.	91,650	6,511
Essential Properties Realty Trust, Inc.	349,850	10,412
Realty Income Corp.	41,404	2,517
		19,440

Regional Malls—4.6%
Simon Property Group, Inc.	84,666	15,889
	Shares	Value

Shopping Centers—5.8%
Brixmor Property Group, Inc.	381,906	$10,571
Kimco Realty Corp.	192,770	4,212
Phillips Edison & Co., Inc.	163,205	5,603
		20,386

Total Retail		55,715

Self Storage—7.6%
CubeSmart	219,814	8,938
Public Storage	50,265	14,519
Smartstop Self Storage REIT, Inc.	79,052	2,975
		26,432

Specialty—4.9%
Iron Mountain, Inc.	168,850	17,213
Telecommunications—2.3%
American Tower Corp.	41,130	7,910
Total Common Stocks (Identified Cost $225,169)		344,992

Total Long-Term Investments—98.9% (Identified Cost $225,169)		344,992

TOTAL INVESTMENTS—98.9% (Identified Cost $225,169)		$344,992
Other assets and liabilities, net—1.1%		3,820
NET ASSETS—100.0%		$348,812

Abbreviation:
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$344,992	$344,992
Total Investments	$344,992	$344,992
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
6

KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—95.8%
Communication Services—14.2%
Baltic Classifieds Group plc (Lithuania)	65,226	$272
Sarana Menara Nusantara Tbk PT (Indonesia)	2,487,400	87
Tencent Holdings Ltd. (China)	3,100	264
		623

Consumer Discretionary—5.1%
Alibaba Group Holding Ltd. Sponsored ADR (China)	279	50
Allegro.eu S.A. (Poland)(1)	10,397	102
Union Auction PCL Foreign Shares (Thailand)	379,200	72
		224

Consumer Staples—13.9%
Anhui Gujing Distillery Co., Ltd. Class B (China)	7,300	101
Arca Continental SAB de C.V. (Mexico)	12,918	136
BBB Foods, Inc. Class A (Mexico)(1)	1,917	52
Heineken Malaysia Bhd (Malaysia)	21,200	107
Multi Bintang Indonesia Tbk PT (Indonesia)	155,000	54
Wal-Mart de Mexico SAB de C.V. (Mexico)	34,710	107
Wuliangye Yibin Co., Ltd. Class A (China)	3,000	51
		608

Financials—13.6%
Bank Central Asia Tbk PT (Indonesia)	197,000	90
BR Advisory Partners Participacoes S.A. (Brazil)	21,873	75
Caixa Seguridade Participacoes S.A. (Brazil)	64,409	182
Kaspi.KZ JSC ADR (Kazakhstan)	302	25
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(2)(3)	632	52
Kfin Technologies Ltd. (India)	3,138	37
Optima bank S.A. (Greece)	8,657	86
Qualitas Controladora SAB de C.V. (Mexico)	5,206	47
		594

Health Care—1.7%
Riverstone Holdings Ltd. (Singapore)	131,600	73
Industrials—29.7%
Credit Bureau Asia Ltd. (Singapore)	148,000	153
	Shares	Value

Industrials—continued
Epiroc AB Class B (Sweden)	4,699	$88
GFC Ltd. (Taiwan)	17,000	74
GPS Participacoes e Empreendimentos S.A. (Brazil)	38,793	138
Grupa Pracuj S.A. (Poland)	6,206	113
Haitian International Holdings Ltd. (China)	38,066	105
Humanica PCL Foreign Shares (Thailand)	114,500	22
Kanzhun Ltd. ADR (China)(1)	5,910	138
NICE Information Service Co., Ltd. (South Korea)	9,784	97
Precision Tsugami China Corp., Ltd. (China)	24,200	100
S-1 Corp. (South Korea)	1,217	73
Tegma Gestao Logistica S.A. (Brazil)	14,989	97
VAT Group AG (Switzerland)	259	102
		1,300

Information Technology—13.6%
Douzone Bizon Co., Ltd. (South Korea)	1,282	81
LEENO Industrial, Inc. (South Korea)	3,862	142
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	1,330	371
		594

Materials—4.0%
Corp. Moctezuma SAB de C.V. (Mexico)	39,370	177
Total Common Stocks (Identified Cost $3,302)		4,193

Total Long-Term Investments—95.8% (Identified Cost $3,302)		4,193

Short-Term Investment—1.2%
Money Market Mutual Fund—1.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(4)	52,643	53
Total Short-Term Investment (Identified Cost $53)		53

TOTAL INVESTMENTS—97.0% (Identified Cost $3,355)		$4,246
Other assets and liabilities, net—3.0%		131
NET ASSETS—100.0%		$4,377

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PCL	Public Company Limited
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)
Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration,
normally to qualified institutional buyers. At
September 30, 2025, these securities amounted to
a value of $52 or 1.2% of net assets.

(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
China	19%
Mexico	12
Brazil	12
Taiwan	11
South Korea	9
Lithuania	6
Indonesia	6
Other	25
Total	100%
† % of total investments as of September 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
7

KAR Developing Markets Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$4,193	$4,141	$52
Money Market Mutual Fund	53	53	—
Total Investments	$4,246	$4,194	$52
There were no securities valued using significant observable inputs (Level 2) at September 30, 2025.
Security held by the Fund with an end of period value of $52 was transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
One security was valued utilizing third party pricing information with adjustment (haircut).
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stock
Investments in Securities
Balance as of September 30, 2024:	$—	$—
Transfers into Level 3(a)	52	52
Balance as of September 30, 2025	$52	$52
(a) Transfers into and/or from represent the ending value as of September 30, 2025, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements
8

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—94.5%
Communication Services—16.2%
Addcn Technology Co., Ltd. (Taiwan)	805,097	$4,782
Baltic Classifieds Group plc (Lithuania)	7,015,085	29,247
Dayamitra Telekomunikasi PT (Indonesia)	73,418,400	2,555
Rightmove plc (United Kingdom)	1,434,428	13,670
Sarana Menara Nusantara Tbk PT (Indonesia)	163,687,486	5,746
		56,000

Consumer Discretionary—4.9%
Allegro.eu S.A. (Poland)(1)	1,104,760	10,819
Union Auction PCL Foreign Shares (Thailand)(2)	31,854,400	6,095
		16,914

Consumer Staples—10.5%
Anhui Gujing Distillery Co., Ltd. Class B (China)	678,609	9,418
BBB Foods, Inc. Class A (Mexico)(1)	137,193	3,699
Carlsberg Brewery Malaysia Bhd (Malaysia)	1,255,000	4,908
Chongqing Brewery Co., Ltd. Class A (China)	359,700	2,708
Clicks Group Ltd. (South Africa)	276,610	5,645
Heineken Malaysia Bhd (Malaysia)	1,936,600	9,801
		36,179

Financials—13.7%
BR Advisory Partners Participacoes S.A. (Brazil)	1,348,887	4,598
Caixa Seguridade Participacoes S.A. (Brazil)	5,393,025	15,270
Kaspi.KZ JSC GDR, 144A (Kazakhstan)(3)(4)	61,759	5,077
Kfin Technologies Ltd. (India)	269,081	3,187
Optima bank S.A. (Greece)	1,007,399	9,982
Qualitas Controladora SAB de C.V. (Mexico)	993,617	9,060
		47,174

Health Care—4.8%
Haw Par Corp., Ltd. (Singapore)	950,774	10,466
	Shares	Value

Health Care—continued
Riverstone Holdings Ltd. (Singapore)	11,109,200	$6,158
		16,624

Industrials—30.0%
Computer Age Management Services Ltd. (India)	113,176	4,791
GPS Participacoes e Empreendimentos S.A. (Brazil)	2,653,954	9,414
Grupa Pracuj S.A. (Poland)	1,205,961	21,898
Haitian International Holdings Ltd. (China)	3,693,218	10,175
Humanica PCL Foreign Shares (Thailand)	14,677,100	2,785
Kanzhun Ltd. ADR (China)(1)	551,932	12,893
Kerry TJ Logistics Co., Ltd. (Taiwan)	1,642,000	1,851
NICE Information Service Co., Ltd. (South Korea)	868,897	8,627
S-1 Corp. (South Korea)	151,276	9,068
Saramin Co., Ltd. (South Korea)	34,231	349
Sporton International, Inc. (Taiwan)	646,268	3,796
Tegma Gestao Logistica S.A. (Brazil)	1,766,993	11,451
VAT Group AG (Switzerland)	16,450	6,497
		103,595

Information Technology—11.0%
Douzone Bizon Co., Ltd. (South Korea)	129,939	8,233
LEENO Industrial, Inc. (South Korea)	332,150	12,192
Oracle Financial Services Software Ltd. (India)	30,552	2,891
TOTVS S.A. (Brazil)	1,731,388	14,851
		38,167

Materials—3.4%
Avia Avian Tbk PT (Indonesia)	85,204,660	2,086
Corp. Moctezuma SAB de C.V. (Mexico)	2,151,991	9,646
		11,732

Total Common Stocks (Identified Cost $259,669)		326,385

Total Long-Term Investments—94.5% (Identified Cost $259,669)		326,385

	Shares	Value

Short-Term Investment—3.2%
Money Market Mutual Fund—3.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(5)	11,003,990	$11,004
Total Short-Term Investment (Identified Cost $11,004)		11,004

TOTAL INVESTMENTS—97.7% (Identified Cost $270,673)		$337,389
Other assets and liabilities, net—2.3%		7,887
NET ASSETS—100.0%		$345,276

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PCL	Public Company Limited
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
(2)	Affiliated investment. See Note 3H in Notes to Financial Statements.
(3)
Security exempt from registration under Rule 144A
of the Securities Act of 1933. These securities may
be resold in transactions exempt from registration,
normally to qualified institutional buyers. At
September 30, 2025, these securities amounted to
a value of $5,077 or 1.5% of net assets.

(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings (Unaudited)†
Brazil	16%
South Korea	11
China	10
Poland	10
Lithuania	9
Mexico	7
Singapore	5
Other	32
Total	100%
† % of total investments as of September 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
9

KAR Emerging Markets Small-Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Assets:
Equity Securities:
Common Stocks	$326,385	$321,308	$5,077
Money Market Mutual Fund	11,004	11,004	—
Total Investments	$337,389	$332,312	$5,077
There were no securities valued using significant observable inputs (Level 2) at September 30, 2025.
Security held by the Fund with an end of period value of $5,077 was transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
One security was valued utilizing third party pricing information with adjustment (haircut).
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stock
Investments in Securities
Balance as of September 30, 2024:	$—	$—
Transfers into Level 3(a)	5,077	5,077
Balance as of September 30, 2025	$5,077	$5,077
(a) Transfers into and/or from represent the ending value as of September 30, 2025, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
See Notes to Financial Statements
10

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—94.3%
Communication Services—23.2%
Auto Trader Group plc (United Kingdom)	2,689,919	$28,514
Baltic Classifieds Group plc (Lithuania)	14,354,786	59,848
Dayamitra Telekomunikasi PT (Indonesia)	391,230,800	13,616
Hemnet Group AB (Sweden)	1,335,552	33,593
Infrastrutture Wireless Italiane SpA (Italy)	1,870,432	21,982
oOh!media Ltd. (Australia)(1)	33,300,196	32,832
Rightmove plc (United Kingdom)	4,356,753	41,520
Sarana Menara Nusantara Tbk PT (Indonesia)	338,026,000	11,866
		243,771

Consumer Discretionary—2.1%
Allegro.eu S.A. (Poland)(2)	2,196,889	21,514
Consumer Staples—3.6%
Anhui Gujing Distillery Co., Ltd. Class B (China)	1,308,322	18,157
Heineken Malaysia Bhd (Malaysia)	3,793,700	19,201
		37,358

Energy—2.0%
Pason Systems, Inc. (Canada)	2,457,045	21,327
Financials—15.7%
AJ Bell plc (United Kingdom)	6,764,385	49,262
Caixa Seguridade Participacoes S.A. (Brazil)	16,248,537	46,008
FinecoBank Banca Fineco SpA (Italy)	1,454,692	31,434
Moltiply Group SpA (Italy)	408,080	19,883
Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	1,363,535	13,167
Qualitas Controladora SAB de C.V. (Mexico)	591,090	5,389
		165,143

Health Care—7.4%
As One Corp. (Japan)	2,059,300	34,186
Haw Par Corp., Ltd. (Singapore)	3,915,012	43,097
		77,283

	Shares	Value

Industrials—21.8%
Epiroc AB Class B (Sweden)	1,464,826	$27,603
Haitian International Holdings Ltd. (China)	9,534,025	26,267
Howden Joinery Group plc (United Kingdom)	2,592,739	29,413
Knorr-Bremse AG (Germany)	185,702	17,409
Lumax International Corp., Ltd. (Taiwan)	1,840,247	6,219
MEITEC Group Holdings, Inc. (Japan)	934,900	20,179
MISUMI Group, Inc. (Japan)	1,274,000	19,870
MTU Aero Engines AG (Germany)	75,749	34,764
NICE Information Service Co., Ltd. (South Korea)	1,125,587	11,175
S-1 Corp. (South Korea)	312,510	18,732
VAT Group AG (Switzerland)	44,356	17,518
		229,149

Information Technology—11.8%
Alten S.A. (France)	323,585	26,556
Bouvet ASA (Norway)	3,791,048	25,034
Kainos Group plc (United Kingdom)	972,561	12,354
Riken Keiki Co., Ltd. (Japan)	807,700	17,068
SHIFT, Inc. (Japan)(2)	1,320,800	11,164
Sopra Steria Group (France)	164,656	31,278
		123,454

Materials—6.7%
Corp. Moctezuma SAB de C.V. (Mexico)	10,563,683	47,352
Forterra plc (United Kingdom)	5,017,278	12,632
Ibstock plc (United Kingdom)	5,475,419	10,250
		70,234

Total Common Stocks (Identified Cost $775,940)		989,233

Total Long-Term Investments—94.3% (Identified Cost $775,940)		989,233

	Shares	Value

Short-Term Investment—2.3%
Money Market Mutual Fund—2.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.041%)(3)	24,483,742	$24,484
Total Short-Term Investment (Identified Cost $24,484)		24,484

TOTAL INVESTMENTS—96.6% (Identified Cost $800,424)		$1,013,717
Other assets and liabilities, net—3.4%		35,378
NET ASSETS—100.0%		$1,049,095

Abbreviation:
plc	Public Limited Company

Footnote Legend:
(1)	Affiliated investment. See Note 3H in Notes to Financial Statements.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings† (Unaudited)
United Kingdom	19%
Japan	10
Italy	7
Sweden	6
Lithuania	6
France	6
Mexico	5
Other	41
Total	100%
† % of total investments as of September 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
11

KAR International Small-Mid Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$989,233	$989,233
Money Market Mutual Fund	24,484	24,484
Total Investments	$1,013,717	$1,013,717
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Financial Statements
12

SGA Emerging Markets Equity Fund
SCHEDULE OF INVESTMENTS
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—99.7%
Communication Services—13.4%
NAVER Corp. (South Korea)	119,478	$22,864
Tencent Holdings Ltd. (China)	390,690	33,286
Tencent Music Entertainment Group ADR (China)	646,267	15,084
		71,234

Consumer Discretionary—22.5%
Alibaba Group Holding Ltd. Sponsored ADR (China-Hong Kong)	188,808	33,746
Fast Retailing Co., Ltd. (Japan)	67,850	20,664
H World Group Ltd. (China)	2,848,017	11,338
MakeMyTrip Ltd. (India)(1)	115,903	10,848
MercadoLibre, Inc. (Uruguay)(1)	10,360	24,211
Yum China Holdings, Inc. (China)	427,521	18,734
		119,541

Consumer Staples—14.7%
CP ALL PCL Foreign Shares (Thailand)	11,647,397	16,983
Fomento Economico Mexicano SAB de C.V. Sponsored ADR (Mexico)	146,447	14,444
L’Oreal S.A. (France)	23,409	10,128
Unilever plc Sponsored ADR (United Kingdom)	336,318	19,937
Wal-Mart de Mexico SAB de C.V. (Mexico)	5,394,674	16,667
		78,159

	Shares	Value

Financials—25.7%
AIA Group Ltd. (China-Hong Kong)	2,529,815	$24,268
Bajaj Finance Ltd. (India)	1,689,544	19,008
Bank Central Asia Tbk PT (Indonesia)	34,404,416	15,741
Capitec Bank Holdings Ltd. (South Africa)	56,962	11,458
HDFC Bank Ltd. ADR (India)	874,996	29,890
Sanlam Ltd. (South Africa)	3,188,771	15,434
XP, Inc. Class A (Brazil)	1,079,977	20,293
		136,092

Industrials—5.0%
Grab Holdings Ltd. Class A (Singapore)(1)	4,385,097	26,398
Information Technology—18.4%
Infosys Ltd. Sponsored ADR (India)	1,548,349	25,192
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	911,142	39,013
Tata Consultancy Services Ltd. (India)	463,602	15,082
TOTVS S.A. (Brazil)	2,116,595	18,154
		97,441

Total Common Stocks (Identified Cost $427,679)		528,865

Total Long-Term Investments—99.7% (Identified Cost $427,679)		528,865

TOTAL INVESTMENTS—99.7% (Identified Cost $427,679)		$528,865
Other assets and liabilities, net—0.3%		1,691
NET ASSETS—100.0%		$530,556

Abbreviations:
ADR	American Depositary Receipt
PCL	Public Company Limited
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.

Country Weightings† (Unaudited)
China	26%
India	19
Taiwan	7
Brazil	7
Mexico	6
South Africa	5
Singapore	5
Other	25
Total	100%
† % of total investments as of September 30, 2025.
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$528,865	$528,865
Total Investments	$528,865	$528,865
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements
13

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)
September 30, 2025
(Reported in thousands except shares and per share amounts)

	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps Real Asset Fund	Duff & Phelps Real Estate Securities Fund
Assets
Investment in securities at value(1)	$157,960	$379,490	$6,797	$344,992
Investment in affiliates at value(2)	—	—	29,479	—
Foreign currency at value(3)	40	— (a)	—	—
Cash	2,307	6,199	54	2,963
Receivables
Fund shares sold	1	184	1	407
Dividends	212	1,319	6	1,037
Receivable from adviser	—	—	4	—
Tax reclaims	51	113	—	—
Prepaid Trustees’ retainer	3	6	1	6
Prepaid expenses	8	7	30	48
Other assets	25	61	6	56
Total assets	160,607	387,379	36,378	349,509
Liabilities
Payables
Fund shares repurchased	409	117	2	248
Investment securities purchased	—	—	6	—
Investment advisory fees	83	225	—	198
Distribution and service fees	5	7	2	21
Administration and accounting fees	31	53	19	50
Transfer agent and sub-transfer agent fees and expenses	189	95	5	66
Professional fees	28	30	18	30
Trustee deferred compensation plan	25	61	6	56
Interest expense and/or commitment fees	1	1	— (a)	1
Other accrued expenses	15	30	9	27
Total liabilities	786	619	67	697
Commitments and contingencies (Note 3D)	—	—	—	—
Net Assets	$159,821	$386,760	$36,311	$348,812
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$128,363	$341,032	$50,269	$219,339
Accumulated earnings (loss)	31,458	45,728	(13,958)	129,473
Net Assets	$159,821	$386,760	$36,311	$348,812
Net Assets:
Class A	$19,858	$22,417	$10,913	$89,866
Class C	$1,201	$2,827	$195	$2,713
Class I	$122,822	$191,262	$8,245	$115,944
Class R6	$15,940	$170,254	$16,958	$140,289
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,232,781	600,318	687,463	4,743,502
Class C	74,563	80,810	12,079	143,277
Class I	7,624,805	5,280,171	519,877	6,151,816
Class R6	986,768	4,709,361	1,072,210	7,399,980
Net Asset Value and Redemption Price Per Share:*
Class A	$16.11	$37.34	$15.87	$18.95
Class C	$16.11	$34.98	$16.12	$18.94
Class I	$16.11	$36.22	$15.86	$18.85
Class R6	$16.15	$36.15	$15.82	$18.96
See Notes to Financial Statements
14

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
September 30, 2025
(Reported in thousands except shares and per share amounts)
	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps Real Asset Fund	Duff & Phelps Real Estate Securities Fund
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$17.05	$39.51	$16.79	$20.05
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$134,434	$292,359	$5,044	$225,169
(2) Investment in affiliates at cost	$—	$—	$22,541	$—
(3) Foreign currency at cost	$40	$— (a)	$—	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
15

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
September 30, 2025
(Reported in thousands except shares and per share amounts)

	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund	SGA Emerging Markets Equity Fund
Assets
Investment in securities at value(1)	$4,246	$331,294	$980,885	$528,865
Investment in affiliates at value(2)	—	6,095	32,832	—
Foreign currency at value(3)	—	19	452	—
Cash	100	8,431	32,118	5,971
Receivables
Investment securities sold	76	26	—	—
Fund shares sold	—	267	1,177	317
Dividends	4	487	2,024	315
Receivable from adviser	5	—	—	—
Tax reclaims	—	18	1,859	340
Foreign capital gains tax refund	—	— (a)	—	97
Prepaid Trustees’ retainer	— (a)	6	18	9
Prepaid expenses	—	45	18	—
Other assets	1	54	169	85
Total assets	4,432	346,742	1,051,552	535,999
Liabilities
Due to custodian	— (a)	—	—	—
Payables
Fund shares repurchased	—	201	1,061	419
Investment securities purchased	—	391	—	—
Foreign capital gains tax	1	328	—	4,065
Investment advisory fees	—	304	778	425
Distribution and service fees	— (a)	11	19	26
Administration and accounting fees	16	49	119	68
Transfer agent and sub-transfer agent fees and expenses	— (a)	63	204	156
Professional fees	23	22	37	51
Trustee deferred compensation plan	1	54	169	85
Interest expense and/or commitment fees	— (a)	1	4	3
Other accrued expenses	14	42	66	145
Total liabilities	55	1,466	2,457	5,443
Commitments and contingencies (Note 3D)	—	—	—	—
Net Assets	$4,377	$345,276	$1,049,095	$530,556
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$3,973	$297,381	$1,158,344	$908,056
Accumulated earnings (loss)	404	47,895	(109,249)	(377,500)
Net Assets	$4,377	$345,276	$1,049,095	$530,556
Net Assets:
Class A	$300	$37,007	$45,607	$104,377
Class C	$138	$4,117	$11,073	$4,918
Class I	$1,009	$302,094	$897,238	$391,899
Class R6	$2,930	$2,058	$95,177	$29,362
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	27,794	2,175,118	2,119,645	12,839,845
Class C	12,885	248,649	532,049	652,292
Class I	93,374	17,548,753	41,263,939	45,546,402
Class R6	270,062	118,163	4,363,647	3,362,956
See Notes to Financial Statements
16

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
September 30, 2025
(Reported in thousands except shares and per share amounts)
	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund	SGA Emerging Markets Equity Fund
Net Asset Value and Redemption Price Per Share:*
Class A	$10.78	$17.01	$21.52	$8.13
Class C	$10.71	$16.56	$20.81	$7.54
Class I	$10.80	$17.21	$21.74	$8.60
Class R6	$10.85	$17.42	$21.81	$8.73
Maximum Offering Price Per Share (NAV/(1-Maximum Sales Charge)):
Class A	$11.41	$18.00	$22.77	$8.60
Maximum Sales Charge - Class A	5.50%	5.50%	5.50%	5.50%
(1) Investment in securities at cost	$3,355	$262,649	$766,040	$427,679
(2) Investment in affiliates at cost	$—	$8,024	$34,384	$—
(3) Foreign currency at cost	$—	$19	$450	$—

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements
17

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7)
YEAR ENDED September 30, 2025
($ reported in thousands)

	Duff & Phelps Global Infrastructure Fund	Duff & Phelps Global Real Estate Securities Fund	Duff & Phelps Real Asset Fund	Duff & Phelps Real Estate Securities Fund
Investment Income
Dividends	$4,738	$12,575	$95	$11,935
Dividends from affiliates	—	—	405	—
European Union tax reclaims(1)	12	—	—	—
Foreign taxes withheld	(239)	(572)	—	—
Total investment income	4,511	12,003	500	11,935
Expenses
Investment advisory fees	965	3,191	— (b)	2,739
Distribution and service fees, Class A	52	54	26	238
Distribution and service fees, Class C	13	27	2	28
Administration and accounting fees	171	395	49	385
Transfer agent fees and expenses	65	163	12	165
Sub-transfer agent fees and expenses, Class A	21	435	12	137
Sub-transfer agent fees and expenses, Class C	2	2	— (a)	3
Sub-transfer agent fees and expenses, Class I	199	206	9	186
European Union tax reclaim fees	1	—	—	—
Custodian fees	2	3	— (a)	1
Printing fees and expenses	16	31	9	37
Professional fees	32	38	18	36
Interest expense and/or commitment fees	1	3	1	6
Registration fees	44	62	35	51
Trustees’ fees and expenses	11	30	2	29
Miscellaneous expenses	15	35	6	34
Total expenses	1,610	4,675	181	4,075
Less net expenses reimbursed and/or waived by investment adviser(2)	(35)	(970)	(93)	(393)
Net expenses	1,575	3,705	88	3,682
Net investment income (loss)	2,936	8,298	412	8,253
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	8,852	2,525	447	13,381
Investments in affiliates	—	—	478	—
Foreign currency transactions	(13)	2	—	—
Capital gains received from investments in affiliates	—	—	228	—
Net change in unrealized appreciation (depreciation) on:
Investments	3,569	(9,985)	453	(34,611)
Investments in affiliates	—	—	840	—
Foreign currency transactions	2	(10)	—	—
Net realized and unrealized gain (loss) on investments	12,410	(7,468)	2,446	(21,230)
Net increase (decrease) in net assets resulting from operations	$15,346	$830	$2,858	$(12,977)

(a)	Amount is less than $500 (not in thousands).
(b)	The Adviser does not charge an advisory fee.
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
18

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF OPERATIONS (FORM N-CSR ITEM 7) (Continued)
YEAR ENDED September 30, 2025
($ reported in thousands)

	KAR Developing Markets Fund	KAR Emerging Markets Small-Cap Fund	KAR International Small-Mid Cap Fund	SGA Emerging Markets Equity Fund
Investment Income
Dividends	$110	$10,875	$33,443	$11,770
Dividends from affiliates	—	455	1,851	—
European Union tax reclaims(1)	—	—	757	2,230
Foreign taxes withheld	(8)	(846)	(2,357)	(1,229)
Total investment income	102	10,484	33,694	12,771
Expenses
Investment advisory fees	34	3,674	9,141	5,545
Distribution and service fees, Class A	— (a)	90	116	261
Distribution and service fees, Class C	1	41	137	61
Administration and accounting fees	27	326	1,027	572
Transfer agent fees and expenses	2	131	436	245
Sub-transfer agent fees and expenses, Class A	— (a)	45	50	221
Sub-transfer agent fees and expenses, Class C	—	2	15	12
Sub-transfer agent fees and expenses, Class I	— (a)	275	852	430
European Union tax reclaim fees	—	—	133	460
Custodian fees	2	22	17	—
Printing fees and expenses	7	30	77	79
Professional fees	30	46	34	119
Interest expense and/or commitment fees	— (a)	7	7	20
Registration fees	33	69	103	71
Trustees’ fees and expenses	— (a)	24	79	51
Miscellaneous expenses	8	34	17	105
Total expenses	144	4,816	12,241	8,252
Less net expenses reimbursed and/or waived by investment adviser(2)	(107)	(200)	—	(701)
Plus net expenses recaptured(2)	—	—	2	—
Net expenses	37	4,616	12,243	7,551
Net investment income (loss)	65	5,868	21,451	5,220
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	46	(7,761)	(11,157)	(7,061)
Investments in affiliates	—	(7,816)	21,499	—
Foreign currency transactions	— (a)	(47)	15	(123)
Foreign capital gains tax	(4)	(1,816)	—	(1)
Net change in unrealized appreciation (depreciation) on:
Investments	566	20,942	79,794	37,414
Investments in affiliates	—	4,910	(44,389)	—
Foreign currency transactions	— (a)	1	148	8
Foreign capital gains tax	4	2,347	—	(3,430)
Net realized and unrealized gain (loss) on investments	612	10,760	45,910	26,807
Net increase (decrease) in net assets resulting from operations	$677	$16,628	$67,361	$32,027

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 2C in Notes to Financial Statements.
(2)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements
19

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)

	Duff & Phelps Global Infrastructure Fund		Duff & Phelps Global Real Estate Securities Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$2,936	$3,474	$8,298	$9,184
Net realized gain (loss)	8,839	3,691	2,527	(11,399)
Net change in unrealized appreciation (depreciation)	3,571	24,257	(9,995)	105,362
Increase (decrease) in net assets resulting from operations	15,346	31,422	830	103,147
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(1,105)	(699)	(466)	(352)
Class C	(61)	(36)	(38)	(38)
Class I	(1,623)	(693)	(4,472)	(4,230)
Class R6	(4,778)	(3,057)	(4,169)	(3,655)
Total dividends and distributions to shareholders	(7,567)	(4,485)	(9,145)	(8,275)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(6,070)	(4,713)	(325)	(65)
Class C	(484)	(967)	(303)	(1,214)
Class I	95,756	(11,376)	(14,661)	(47,500)
Class R6	(86,884)	75,969	5,821	50,851
Increase (decrease) in net assets from capital transactions	2,318	58,913	(9,468)	2,072
Net increase (decrease) in net assets	10,097	85,850	(17,783)	96,944
Net Assets
Beginning of period	149,724	63,874	404,543	307,599
End of Period	$159,821	$149,724	$386,760	$404,543
See Notes to Financial Statements
20

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	Duff & Phelps Real Asset Fund		Duff & Phelps Real Estate Securities Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$412	$552	$8,253	$8,102
Net realized gain (loss)	1,153	715	13,381	26,258
Net change in unrealized appreciation (depreciation)	1,293	2,613	(34,611)	76,635
Increase (decrease) in net assets resulting from operations	2,858	3,880	(12,977)	110,995
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(361)	(214)	(7,765)	(11,403)
Class C	(5)	(1)	(208)	(365)
Class I	(298)	(160)	(11,581)	(19,450)
Class R6	(56)	(25)	(11,014)	(13,012)
Total dividends and distributions to shareholders	(720)	(400)	(30,568)	(44,230)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(650)	(1,297)	(4,984)	(5,968)
Class C	(39)	(184)	(280)	(434)
Class I	(698)	831	(24,109)	(28,771)
Class R6	14,552	32	23,070	11,042
Increase (decrease) in net assets from capital transactions	13,165	(618)	(6,303)	(24,131)
Net increase (decrease) in net assets	15,303	2,862	(49,848)	42,634
Net Assets
Beginning of period	21,008	18,146	398,660	356,026
End of Period	$36,311	$21,008	$348,812	$398,660
See Notes to Financial Statements
21

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	KAR Developing Markets Fund		KAR Emerging Markets Small-Cap Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$65	$56	$5,868	$5,457
Net realized gain (loss)	42	(121)	(17,440)	16,694
Net change in unrealized appreciation (depreciation)	570	625	28,200	44,924
Increase (decrease) in net assets resulting from operations	677	560	16,628	67,075
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(3)	(2)	(1,075)	—
Class C	(1)	(1)	(96)	—
Class I	(3)	(4)	(9,519)	—
Class R6	(48)	(58)	(28)	—
Total dividends and distributions to shareholders	(55)	(65)	(10,718)	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	102	42	(1,170)	(682)
Class C	25	— (a)	(409)	(321)
Class I	730	2	(5,929)	18,344
Class R6	(169)	(147)	(77)	(84)
Increase (decrease) in net assets from capital transactions	688	(103)	(7,585)	17,257
Net increase (decrease) in net assets	1,310	392	(1,675)	84,332
Net Assets
Beginning of period	3,067	2,675	346,951	262,619
End of Period	$4,377	$3,067	$345,276	$346,951

(a)	Amount is less than $500 (not in thousands).
See Notes to Financial Statements
22

VIRTUS OPPORTUNITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7) (Continued)
($ reported in thousands)

	KAR International Small-Mid Cap Fund		SGA Emerging Markets Equity Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$21,451	$14,844	$5,220	$2,949
Net realized gain (loss)	10,357	(19,632)	(7,185)	8,994
Net change in unrealized appreciation (depreciation)	35,553	255,418	33,992	42,900
Increase (decrease) in net assets resulting from operations	67,361	250,630	32,027	54,843
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(755)	—	—	—
Class C	(88)	—	—	—
Class I	(15,525)	—	—	—
Class R6	(1,682)	—	—	—
Total dividends and distributions to shareholders	(18,050)	—	—	—
Change in Net Assets from Capital Transactions (See Note 5):
Class A	(1,473)	(7,860)	(22,850)	(40,709)
Class C	(6,226)	(5,366)	(3,829)	(9,163)
Class I	(67,892)	(100,615)	(168,653)	(447,682)
Class R6	(975)	(6,336)	(3,088)	(17,708)
Increase (decrease) in net assets from capital transactions	(76,566)	(120,177)	(198,420)	(515,262)
Net increase (decrease) in net assets	(27,255)	130,453	(166,393)	(460,419)
Net Assets
Beginning of period	1,076,350	945,897	696,949	1,157,368
End of Period	$1,049,095	$1,076,350	$530,556	$696,949
See Notes to Financial Statements
23

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

Duff & Phelps Global Infrastructure Fund
Class A
10/1/24 to 9/30/25	$15.34	0.27	—	1.24	1.51	(0.28)	(0.46)	(0.74)	—	0.77	$16.11	10.61%	$19,858	1.25%	1.25%	1.77%	51%
10/1/23 to 9/30/24	12.37	0.31	—	3.05	3.36	(0.28)	(0.11)	(0.39)	—	2.97	15.34	27.54	25,305	1.25 (8)	1.25	2.28	63
10/1/22 to 9/30/23	14.16	0.27	—	(0.46)	(0.19)	(0.30)	(1.30)	(1.60)	—	(1.79)	12.37	(2.40)	24,716	1.29	1.29	1.93	26
10/1/21 to 9/30/22	16.17	0.18	—	(1.20)	(1.02)	(0.15)	(0.84)	(0.99)	—	(2.01)	14.16	(7.07)	29,344	1.27 (9)	1.27	1.12	37
10/1/20 to 9/30/21	14.54	0.14	—	1.84	1.98	(0.17)	(0.18)	(0.35)	—	1.63	16.17	13.75	31,857	1.28	1.28	0.86	28
Class C
10/1/24 to 9/30/25	$15.34	0.14	—	1.26	1.40	(0.17)	(0.46)	(0.63)	—	0.77	$16.11	9.76%	$1,201	2.02%	2.02%	0.96%	51%
10/1/23 to 9/30/24	12.36	0.20	—	3.05	3.25	(0.16)	(0.11)	(0.27)	—	2.98	15.34	26.56	1,643	2.02 (8)	2.02	1.47	63
10/1/22 to 9/30/23	14.14	0.16	—	(0.46)	(0.30)	(0.18)	(1.30)	(1.48)	—	(1.78)	12.36	(3.17)	2,221	2.07	2.07	1.11	26
10/1/21 to 9/30/22	16.14	0.05	—	(1.20)	(1.15)	(0.01)	(0.84)	(0.85)	—	(2.00)	14.14	(7.78)	3,544	2.04 (9)	2.04	0.32	37
10/1/20 to 9/30/21	14.50	0.02	—	1.84	1.86	(0.04)	(0.18)	(0.22)	—	1.64	16.14	12.92	5,525	2.02	2.02	0.11	28
Class I
10/1/24 to 9/30/25	$15.36	0.24	—	1.28	1.52	(0.31)	(0.46)	(0.77)	—	0.75	$16.11	10.68%	$122,822	1.34%	1.34%	1.58%	51%
10/1/23 to 9/30/24	12.37	0.34	—	3.07	3.41	(0.31)	(0.11)	(0.42)	—	2.99	15.36	27.99	22,099	0.98 (8)	0.98	2.51	63
10/1/22 to 9/30/23	14.16	0.31	—	(0.47)	(0.16)	(0.33)	(1.30)	(1.63)	—	(1.79)	12.37	(2.17)	28,472	1.04	1.04	2.19	26
10/1/21 to 9/30/22	16.17	0.22	—	(1.21)	(0.99)	(0.18)	(0.84)	(1.02)	—	(2.01)	14.16	(6.84)	34,847	1.03 (9)	1.03	1.36	37
10/1/20 to 9/30/21	14.54	0.18	—	1.85	2.03	(0.22)	(0.18)	(0.40)	—	1.63	16.17	14.07	39,955	1.01	1.01	1.15	28
Class R6
10/1/24 to 9/30/25	$15.36	0.34	—	1.22	1.56	(0.31)	(0.46)	(0.77)	—	0.79	$16.15	10.96%	$15,940	0.85%	0.90%	2.25%	51%
10/1/23 to 9/30/24	12.39	0.39	—	3.04	3.43	(0.35)	(0.11)	(0.46)	—	2.97	15.36	28.13	100,677	0.85 (8)	0.88	2.81	63
10/1/22 to 9/30/23	14.18	0.34	—	(0.47)	(0.13)	(0.36)	(1.30)	(1.66)	—	(1.79)	12.39	(1.96)	8,465	0.84	0.94	2.39	26
10/1/21 to 9/30/22	16.20	0.25	—	(1.22)	(0.97)	(0.21)	(0.84)	(1.05)	—	(2.02)	14.18	(6.74)	9,631	0.87 (9)	0.93	1.53	37
10/1/20 to 9/30/21	14.55	0.21	—	1.85	2.06	(0.23)	(0.18)	(0.41)	—	1.65	16.20	14.30	10,108	0.85	0.92	1.31	28

Duff & Phelps Global Real Estate Securities Fund
Class A
10/1/24 to 9/30/25	$38.02	0.68	—	(0.61)	0.07	(0.75)	—	(0.75)	—	(0.68)	$37.34	0.42%	$22,417	1.28% (10)	3.32%	1.92%	18%
10/1/23 to 9/30/24	29.48	0.70	—	8.41	9.11	(0.57)	—	(0.57)	—	8.54	38.02	31.24	23,193	1.40 (8)	3.42	2.16	45
10/1/22 to 9/30/23	29.09	0.60	—	(0.02)	0.58	(0.19)	—	(0.19)	—	0.39	29.48	1.97	17,965	1.39	3.14	1.93	29
10/1/21 to 9/30/22	39.17	0.47	—	(9.38)	(8.91)	(0.47)	(0.70)	(1.17)	—	(10.08)	29.09	(23.66)	21,145	1.41 (9)	2.51	1.23	17
10/1/20 to 9/30/21	29.50	0.41	—	9.26	9.67	—	—	—	—	9.67	39.17	32.78	27,127	1.40	2.65	1.14	17
Class C
10/1/24 to 9/30/25	$35.61	0.38	—	(0.54)	(0.16)	(0.47)	—	(0.47)	—	(0.63)	$34.98	(0.32) %	$2,827	2.03% (10)	2.14%	1.14%	18%
10/1/23 to 9/30/24	27.62	0.41	—	7.89	8.30	(0.31)	—	(0.31)	—	7.99	35.61	30.23	3,204	2.15 (8)	2.16	1.35	45
10/1/22 to 9/30/23	27.28	0.34	—	—	0.34	—	—	—	—	0.34	27.62	1.25	3,588	2.14	2.17	1.15	29
10/1/21 to 9/30/22	36.81	0.20	—	(8.86)	(8.66)	(0.17)	(0.70)	(0.87)	—	(9.53)	27.28	(24.25)	4,671	2.16 (9)(11)	2.15	0.56	17
10/1/20 to 9/30/21	27.93	0.23	—	8.65	8.88	—	—	—	—	8.88	36.81	31.79	5,531	2.15	2.16	0.70	17
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
24

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
Duff & Phelps Global Real Estate Securities Fund (Continued)
Class I
10/1/24 to 9/30/25	$36.87	0.74	—	(0.59)	0.15	(0.80)	—	(0.80)	—	(0.65)	$36.22	0.66%	$191,262	1.03% (10)	1.16%	2.15%	18%
10/1/23 to 9/30/24	28.59	0.75	—	8.16	8.91	(0.63)	—	(0.63)	—	8.28	36.87	31.55	210,528	1.15 (8)	1.16	2.37	45
10/1/22 to 9/30/23	28.19	0.65	—	—	0.65	(0.25)	—	(0.25)	—	0.40	28.59	2.26	206,071	1.14	1.16	2.15	29
10/1/21 to 9/30/22	38.04	0.55	—	(9.09)	(8.54)	(0.61)	(0.70)	(1.31)	—	(9.85)	28.19	(23.48)	269,095	1.16 (9)(11)	1.16	1.48	17
10/1/20 to 9/30/21	28.73	0.46	—	9.02	9.48	(0.17)	—	(0.17)	—	9.31	38.04	33.13	344,063	1.15 (11)	1.14	1.29	17
Class R6
10/1/24 to 9/30/25	$36.83	0.80	—	(0.60)	0.20	(0.88)	—	(0.88)	—	(0.68)	$36.15	0.83%	$170,254	0.88% (10)	1.05%	2.34%	18%
10/1/23 to 9/30/24	28.68	0.88	—	8.12	9.00	(0.85)	—	(0.85)	—	8.15	36.83	31.89	167,618	0.89 (8)	1.05	2.78	45
10/1/22 to 9/30/23	28.37	0.76	—	(0.04)	0.72	(0.41)	—	(0.41)	—	0.31	28.68	2.50	79,975	0.88	1.05	2.49	29
10/1/21 to 9/30/22	38.26	0.64	—	(9.13)	(8.49)	(0.70)	(0.70)	(1.40)	—	(9.89)	28.37	(23.27)	75,574	0.91 (9)	1.05	1.74	17
10/1/20 to 9/30/21	28.86	0.61	—	9.00	9.61	(0.21)	—	(0.21)	—	9.40	38.26	33.46	90,781	0.89	1.04	1.73	17

Duff & Phelps Real Asset Fund
Class A
10/1/24 to 9/30/25	$14.96	0.24	0.17	1.00	1.41	(0.50)	—	(0.50)	—	0.91	$15.87	10.01%	$10,913	0.51% (12)	0.90%	1.64%	17%
10/1/23 to 9/30/24	12.44	0.39	0.03	2.37	2.79	(0.27)	—	(0.27)	—	2.52	14.96	22.80	10,933	0.50	0.94	2.92	14
10/1/22 to 9/30/23	12.00	0.16	0.26	0.16	0.58	(0.14)	—	(0.14)	—	0.44	12.44	4.77	10,323	0.60 (10)	0.92	1.28	10
10/1/21 to 9/30/22	12.55	0.13	0.02	(0.60)	(0.45)	(0.10)	—	(0.10)	—	(0.55)	12.00	(3.64)	11,226	0.81 (9)	0.81	0.99	17
10/1/20 to 9/30/21	10.10	0.02	0.03	2.47	2.52	(0.07)	—	(0.07)	—	2.45	12.55	25.10	12,674	0.85 (9)	0.85	0.19	14
Class C
10/1/24 to 9/30/25	$15.13	0.13	0.17	1.04	1.34	(0.35)	—	(0.35)	—	0.99	$16.12	9.22%	$195	1.26% (12)	1.77%	0.87%	17%
10/1/23 to 9/30/24	12.48	0.30	0.03	2.38	2.71	(0.06)	—	(0.06)	—	2.65	15.13	21.82	222	1.25	1.79	2.21	14
10/1/22 to 9/30/23	12.03	0.16	0.27	0.05	0.48	(0.03)	—	(0.03)	—	0.45	12.48	3.95	358	1.36 (10)	1.72	1.24	10
10/1/21 to 9/30/22	12.64	(0.11)	0.02	(0.45)	(0.54)	(0.07)	—	(0.07)	—	(0.61)	12.03	(4.28)	812	1.57 (9)	1.57	(0.82)	17
10/1/20 to 9/30/21	10.19	(0.04)	0.03	2.46	2.45	—	—	—	—	2.45	12.64	24.04	435	1.68 (9)	1.68	(0.33)	14
Class I
10/1/24 to 9/30/25	$14.96	0.28	0.17	0.99	1.44	(0.54)	—	(0.54)	—	0.90	$15.86	10.26%	$8,245	0.25%	0.65%	1.88%	17%
10/1/23 to 9/30/24	12.44	0.42	0.03	2.38	2.83	(0.31)	—	(0.31)	—	2.52	14.96	23.12	8,452	0.25	0.66	3.14	14
10/1/22 to 9/30/23	12.00	0.21	0.26	0.13	0.60	(0.16)	—	(0.16)	—	0.44	12.44	4.96	6,304	0.36 (10)	0.68	1.62	10
10/1/21 to 9/30/22	12.52	0.15	0.02	(0.58)	(0.41)	(0.11)	—	(0.11)	—	(0.52)	12.00	(3.35)	9,553	0.57 (9)	0.57	1.12	17
10/1/20 to 9/30/21	10.07	0.05	0.03	2.47	2.55	(0.10)	—	(0.10)	—	2.45	12.52	25.47	9,610	0.60 (9)	0.60	0.46	14
Class R6
10/1/24 to 9/30/25	$14.92	0.22	0.04	1.19	1.45	(0.55)	—	(0.55)	—	0.90	$15.82	10.36%	$16,958	0.20%	0.51%	1.43%	17%
10/1/23 to 9/30/24	12.42	0.41	0.03	2.39	2.83	(0.33)	—	(0.33)	—	2.50	14.92	23.17	1,401	0.20	0.58	3.11	14
10/1/22 to 9/30/23	12.02	0.16	0.26	0.20	0.62	(0.22)	—	(0.22)	—	0.40	12.42	5.13	1,161	0.20	0.56	1.24	10
1/31/22(13) to 9/30/22	13.22	(0.14)	0.02	(1.08)	(1.20)	—	—	—	—	(1.20)	12.02	(9.08)	91	0.22 (9)	0.54	(1.57)	17
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
25

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

Duff & Phelps Real Estate Securities Fund
Class A
10/1/24 to 9/30/25	$21.32	0.38	—	(1.15)	(0.77)	(0.38)	(1.22)	(1.60)	—	(2.37)	$18.95	(3.30) %	$89,866	1.27% (10)	1.35%	2.00%	17%
10/1/23 to 9/30/24	17.78	0.36	—	5.42	5.78	(0.37)	(1.87)	(2.24)	—	3.54	21.32	34.73	106,325	1.37	1.37	1.94	36
10/1/22 to 9/30/23	19.83	0.36	—	(0.26)	0.10	(0.33)	(1.82)	(2.15)	—	(2.05)	17.78	0.14	94,402	1.35	1.35	1.85	29
10/1/21 to 9/30/22	24.94	0.18	—	(4.16)	(3.98)	(0.24)	(0.89)	(1.13)	—	(5.11)	19.83	(17.05)	107,081	1.34 (9)	1.34	0.73	14
10/1/20 to 9/30/21	18.82	0.22	—	7.10	7.32	(0.46)	(0.74)	(1.20)	—	6.12	24.94	40.33	143,841	1.36	1.36	0.98	14
Class C
10/1/24 to 9/30/25	$21.30	0.24	—	(1.15)	(0.91)	(0.23)	(1.22)	(1.45)	—	(2.36)	$18.94	(4.00) %	$2,713	2.02% (10)	2.08%	1.25%	17%
10/1/23 to 9/30/24	17.77	0.23	—	5.41	5.64	(0.24)	(1.87)	(2.11)	—	3.53	21.30	33.76	3,338	2.08	2.08	1.24	36
10/1/22 to 9/30/23	19.81	0.21	—	(0.25)	(0.04)	(0.18)	(1.82)	(2.00)	—	(2.04)	17.77	(0.59)	3,196	2.07	2.07	1.09	29
10/1/21 to 9/30/22	24.90	(0.01)	—	(4.13)	(4.14)	(0.06)	(0.89)	(0.95)	—	(5.09)	19.81	(17.64)	4,181	2.06 (9)	2.06	(0.03)	14
10/1/20 to 9/30/21	18.79	0.10	—	7.04	7.14	(0.29)	(0.74)	(1.03)	—	6.11	24.90	39.32	6,244	2.08	2.08	0.43	14
Class I
10/1/24 to 9/30/25	$21.22	0.42	—	(1.14)	(0.72)	(0.43)	(1.22)	(1.65)	—	(2.37)	$18.85	(3.07) %	$115,944	1.02% (10)	1.09%	2.22%	17%
10/1/23 to 9/30/24	17.70	0.40	—	5.41	5.81	(0.42)	(1.87)	(2.29)	—	3.52	21.22	35.09	157,388	1.11	1.11	2.17	36
10/1/22 to 9/30/23	19.76	0.40	—	(0.27)	0.13	(0.37)	(1.82)	(2.19)	—	(2.06)	17.70	0.33	159,616	1.11	1.11	2.07	29
10/1/21 to 9/30/22	24.85	0.25	—	(4.14)	(3.89)	(0.31)	(0.89)	(1.20)	—	(5.09)	19.76	(16.80)	184,709	1.09 (9)	1.09	0.98	14
10/1/20 to 9/30/21	18.76	0.20	—	7.16	7.36	(0.53)	(0.74)	(1.27)	—	6.09	24.85	40.73	234,084	1.09	1.09	0.92	14
Class R6
10/1/24 to 9/30/25	$21.34	0.48	—	(1.17)	(0.69)	(0.47)	(1.22)	(1.69)	—	(2.38)	$18.96	(2.85) %	$140,289	0.79%	0.95%	2.51%	17%
10/1/23 to 9/30/24	17.79	0.47	—	5.43	5.90	(0.48)	(1.87)	(2.35)	—	3.55	21.34	35.53	131,609	0.79	0.95	2.53	36
10/1/22 to 9/30/23	19.85	0.47	—	(0.27)	0.20	(0.44)	(1.82)	(2.26)	—	(2.06)	17.79	0.68	98,812	0.78	0.95	2.43	29
10/1/21 to 9/30/22	24.96	0.31	—	(4.16)	(3.85)	(0.37)	(0.89)	(1.26)	—	(5.11)	19.85	(16.57)	97,558	0.80 (9)	0.95	1.21	14
10/1/20 to 9/30/21	18.81	0.20	—	7.26	7.46	(0.57)	(0.74)	(1.31)	—	6.15	24.96	41.15	151,739	0.79	0.94	0.89	14

KAR Developing Markets Fund
Class A
10/1/24 to 9/30/25	$9.11	0.15	—	1.68	1.83	(0.16)	—	(0.16)	—	1.67	$10.78	20.49%	$300	1.37% (10)	4.51%	1.61%	33%
10/1/23 to 9/30/24	7.67	0.15	—	1.46	1.61	(0.17)	—	(0.17)	—	1.44	9.11	21.30	163	1.50	4.77	1.84	25
10/1/22 to 9/30/23	6.75	0.11	—	0.87	0.98	(0.06)	—	(0.06)	—	0.92	7.67	14.56	98	1.52 (10)	4.24	1.38	27
10/1/21 to 9/30/22	9.63	0.04	—	(2.87)	(2.83)	(0.01)	(0.04)	(0.05)	—	(2.88)	6.75	(29.56)	85	1.56 (9)	4.83	0.53	16
6/22/21(13) to 9/30/21	10.00	— (14)	—	(0.37)	(0.37)	—	—	—	—	(0.37)	9.63	(3.70)	96	1.55	12.33	0.01	5 (15)
Class C
10/1/24 to 9/30/25	$9.04	0.09	—	1.66	1.75	(0.08)	—	(0.08)	—	1.67	$10.71	19.60%	$138	2.12% (10)	5.21%	0.95%	33%
10/1/23 to 9/30/24	7.61	0.09	—	1.45	1.54	(0.11)	—	(0.11)	—	1.43	9.04	20.44	90	2.25	5.45	1.07	25
10/1/22 to 9/30/23	6.69	0.05	—	0.87	0.92	—	—	—	—	0.92	7.61	13.75	76	2.27 (10)	4.95	0.63	27
10/1/21 to 9/30/22	9.61	(0.02)	—	(2.86)	(2.88)	—	(0.04)	(0.04)	—	(2.92)	6.69	(30.11)	67	2.31 (9)	5.56	(0.25)	16
6/22/21(13) to 9/30/21	10.00	(0.02)	—	(0.37)	(0.39)	—	—	—	—	(0.39)	9.61	(3.90)	96	2.30	13.08	(0.74)	5 (15)
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
26

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
KAR Developing Markets Fund (Continued)
Class I
10/1/24 to 9/30/25	$9.11	0.20	—	1.65	1.85	(0.16)	—	(0.16)	—	1.69	$10.80	20.84%	$1,009	1.10% (10)	4.29%	2.04%	33%
10/1/23 to 9/30/24	7.67	0.17	—	1.46	1.63	(0.19)	—	(0.19)	—	1.44	9.11	21.63	171	1.25	4.50	2.07	25
10/1/22 to 9/30/23	6.77	0.13	—	0.87	1.00	(0.10)	—	(0.10)	—	0.90	7.67	14.76	143	1.26 (10)	4.00	1.68	27
10/1/21 to 9/30/22	9.64	0.07	—	(2.88)	(2.81)	(0.02)	(0.04)	(0.06)	—	(2.87)	6.77	(29.38)	80	1.31 (9)	4.53	0.78	16
6/22/21(13) to 9/30/21	10.00	0.01	—	(0.37)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	97	1.30	12.08	0.26	5 (15)
Class R6
10/1/24 to 9/30/25	$9.15	0.18	—	1.69	1.87	(0.17)	—	(0.17)	—	1.70	$10.85	20.89%	$2,930	1.07% (10)	4.20%	1.90%	33%
10/1/23 to 9/30/24	7.70	0.17	—	1.47	1.64	(0.19)	—	(0.19)	—	1.45	9.15	21.65	2,643	1.20	4.43	2.09	25
10/1/22 to 9/30/23	6.77	0.13	—	0.88	1.01	(0.08)	—	(0.08)	—	0.93	7.70	14.97	2,358	1.21 (10)	3.92	1.67	27
10/1/21 to 9/30/22	9.64	0.07	—	(2.88)	(2.81)	(0.02)	(0.04)	(0.06)	—	(2.87)	6.77	(29.37)	2,189	1.23 (9)	4.53	0.89	16
6/22/21(13) to 9/30/21	10.00	0.01	—	(0.37)	(0.36)	—	—	—	—	(0.36)	9.64	(3.60)	2,603	1.22	12.06	0.34	5 (15)

KAR Emerging Markets Small-Cap Fund
Class A
10/1/24 to 9/30/25	$16.39	0.29	—	0.83	1.12	(0.21)	(0.29)	(0.50)	—	0.62	$17.01	7.29%	$37,007	1.72% (10)	1.80%	1.85%	34%
10/1/23 to 9/30/24	13.12	0.23	—	3.04	3.27	—	—	—	—	3.27	16.39	24.92	36,264	1.78 (11)(16)	1.78	1.55	24
10/1/22 to 9/30/23	11.24	0.15	—	1.73	1.88	—	—	—	—	1.88	13.12	16.73	29,963	1.78	1.79	1.17	17
10/1/21 to 9/30/22	17.61	0.05	—	(5.10)	(5.05)	(0.33)	(0.99)	(1.32)	—	(6.37)	11.24	(30.74)	31,637	1.81 (9)(10)(11)(16)	1.80	0.32	24
10/1/20 to 9/30/21	14.93	(0.02)	—	2.87	2.85	(0.17)	—	(0.17)	—	2.68	17.61	19.15	57,403	1.85 (11)(16)	1.81	(0.11)	19
Class C
10/1/24 to 9/30/25	$15.93	0.15	—	0.84	0.99	(0.07)	(0.29)	(0.36)	—	0.63	$16.56	6.57%	$4,117	2.46% (10)	2.48%	0.98%	34%
10/1/23 to 9/30/24	12.85	0.12	—	2.96	3.08	—	—	—	—	3.08	15.93	23.97	4,369	2.49 (11)(16)	2.47	0.84	24
10/1/22 to 9/30/23	11.09	0.07	—	1.69	1.76	—	—	—	—	1.76	12.85	15.87	3,803	2.52	2.51	0.52	17
10/1/21 to 9/30/22	17.41	(0.05)	—	(5.06)	(5.11)	(0.22)	(0.99)	(1.21)	—	(6.32)	11.09	(31.27)	1,589	2.56 (9)(10)	2.62	(0.34)	24
10/1/20 to 9/30/21	14.80	(0.14)	—	2.85	2.71	(0.10)	—	(0.10)	—	2.61	17.41	18.33	2,540	2.60 (11)(16)	2.54	(0.79)	19
Class I
10/1/24 to 9/30/25	$16.58	0.31	—	0.86	1.17	(0.25)	(0.29)	(0.54)	—	0.63	$17.21	7.55%	$302,094	1.47% (10)	1.53%	1.94%	34%
10/1/23 to 9/30/24	13.23	0.28	—	3.07	3.35	—	—	—	—	3.35	16.58	25.32	304,313	1.50	1.51	1.88	24
10/1/22 to 9/30/23	11.31	0.19	—	1.73	1.92	—	—	—	—	1.92	13.23	16.98	227,178	1.49	1.51	1.47	17
10/1/21 to 9/30/22	17.72	0.09	—	(5.12)	(5.03)	(0.39)	(0.99)	(1.38)	—	(6.41)	11.31	(30.49)	196,191	1.51 (9)(10)	1.55	0.61	24
10/1/20 to 9/30/21	15.01	0.05	—	2.86	2.91	(0.20)	—	(0.20)	—	2.71	17.72	19.49	360,774	1.55 (11)(16)	1.51	0.26	19
Class R6
10/1/24 to 9/30/25	$16.60	0.34	—	0.88	1.22	(0.11)	(0.29)	(0.40)	—	0.82	$17.42	7.72%	$2,058	1.33% (10)	1.43%	2.11%	34%
10/1/23 to 9/30/24	13.23	0.28	—	3.09	3.37	—	—	—	—	3.37	16.60	25.47	2,005	1.40	1.41	1.85	24
10/1/22 to 9/30/23	11.30	0.20	—	1.73	1.93	—	—	—	—	1.93	13.23	17.08	1,675	1.39	1.42	1.58	17
10/1/21 to 9/30/22	17.74	0.13	—	(5.14)	(5.01)	(0.44)	(0.99)	(1.43)	—	(6.44)	11.30	(30.43)	1,101	1.41 (9)(10)	1.45	0.96	24
10/1/20 to 9/30/21	15.01	0.13	—	2.82	2.95	(0.22)	—	(0.22)	—	2.73	17.74	19.71	1,223	1.41 (11)(16)	1.41	0.72	19
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
27

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)

KAR International Small-Mid Cap Fund
Class A
10/1/24 to 9/30/25	$20.41	0.39	—	1.05	1.44	(0.33)	—	(0.33)	—	1.11	$21.52	7.31%	$45,607	1.45% (8)(11)(16)	1.45%	1.89%	26%
10/1/23 to 9/30/24	15.93	0.21	—	4.27	4.48	—	—	—	—	4.48	20.41	28.12	44,592	1.45 (8)(11)(16)	1.45	1.20	19
10/1/22 to 9/30/23	12.53	0.16	—	3.24	3.40	—	—	—	—	3.40	15.93	27.13	41,974	1.45	1.45	1.04	16
10/1/21 to 9/30/22	24.72	0.11	—	(10.47)	(10.36)	(0.44)	(1.39)	(1.83)	—	(12.19)	12.53	(45.16)	42,670	1.44 (9)(11)	1.44	0.55	21
10/1/20 to 9/30/21	19.15	0.04	—	5.74	5.78	(0.16)	(0.05)	(0.21)	— (14)	5.57	24.72	30.29 (17)	100,353	1.53 (10)(11)	1.53	0.18	23
Class C
10/1/24 to 9/30/25	$19.67	0.21	—	1.04	1.25	(0.11)	—	(0.11)	—	1.14	$20.81	6.46%	$11,073	2.21% (8)(11)(16)	2.20%	1.07%	26%
10/1/23 to 9/30/24	15.47	0.08	—	4.12	4.20	—	—	—	—	4.20	19.67	27.15	16,584	2.20 (8)(16)	2.20	0.46	19
10/1/22 to 9/30/23	12.26	0.05	—	3.16	3.21	—	—	—	—	3.21	15.47	26.18	17,814	2.20	2.21	0.30	16
10/1/21 to 9/30/22	24.23	(0.03)	—	(10.28)	(10.31)	(0.27)	(1.39)	(1.66)	—	(11.97)	12.26	(45.57)	18,430	2.20 (9)(11)	2.20	(0.18)	21
10/1/20 to 9/30/21	18.78	(0.13)	—	5.65	5.52	(0.02)	(0.05)	(0.07)	— (14)	5.45	24.23	29.43 (17)	42,388	2.25 (10)	2.25	(0.55)	23
Class I
10/1/24 to 9/30/25	$20.61	0.44	—	1.05	1.49	(0.36)	—	(0.36)	—	1.13	$21.74	7.51%	$897,238	1.19% (8)(11)(16)	1.19%	2.13%	26%
10/1/23 to 9/30/24	16.04	0.27	—	4.30	4.57	—	—	—	—	4.57	20.61	28.49	923,484	1.20 (8)(11)(16)	1.19	1.50	19
10/1/22 to 9/30/23	12.58	0.21	—	3.25	3.46	—	—	—	—	3.46	16.04	27.50	809,503	1.20	1.20	1.31	16
10/1/21 to 9/30/22	24.86	0.15	—	(10.51)	(10.36)	(0.53)	(1.39)	(1.92)	—	(12.28)	12.58	(45.04)	927,917	1.19 (9)(11)	1.19	0.76	21
10/1/20 to 9/30/21	19.25	0.12	—	5.76	5.88	(0.22)	(0.05)	(0.27)	— (14)	5.61	24.86	30.69 (17)	2,685,996	1.24 (10)(11)	1.24	0.49	23
Class R6
10/1/24 to 9/30/25	$20.68	0.46	—	1.06	1.52	(0.39)	—	(0.39)	—	1.13	$21.81	7.64%	$95,177	1.09% (8)(11)(16)	1.09%	2.22%	26%
10/1/23 to 9/30/24	16.08	0.29	—	4.31	4.60	—	—	—	—	4.60	20.68	28.61	91,690	1.08 (8)(11)	1.08	1.63	19
10/1/22 to 9/30/23	12.60	0.22	—	3.26	3.48	—	—	—	—	3.48	16.08	27.62	76,606	1.09	1.09	1.38	16
10/1/21 to 9/30/22	24.89	0.17	—	(10.52)	(10.35)	(0.55)	(1.39)	(1.94)	—	(12.29)	12.60	(44.97)	80,462	1.09 (9)(11)	1.09	0.86	21
10/1/20 to 9/30/21	19.27	0.16	—	5.75	5.91	(0.24)	(0.05)	(0.29)	— (14)	5.62	24.89	30.82 (17)	277,279	1.15 (10)(11)	1.15	0.65	23

SGA Emerging Markets Equity Fund
Class A
10/1/24 to 9/30/25	$7.53	0.05	—	0.55	0.60	—	—	—	—	0.60	$8.13	7.97%	$104,377	1.56% (8)	1.77%	0.71%	23%
10/1/23 to 9/30/24	7.00	0.01	—	0.52	0.53	—	—	—	—	0.53	7.53	7.57	120,263	1.57 (8)(10)(18)	1.71	0.17	125 (19)
10/1/22 to 9/30/23	7.05	0.05	—	(0.10)	(0.05)	—	—	—	—	(0.05)	7.00	(0.71)	152,257	1.58	1.59	0.72	52
10/1/21 to 9/30/22	11.91	0.02	—	(2.55)	(2.53)	(0.10)	(2.23)	(2.33)	—	(4.86)	7.05	(26.30)	193,151	1.58 (9)	1.58	0.18	54
10/1/20 to 9/30/21	11.01	(0.04)	—	0.99	0.95	(0.05)	—	(0.05)	—	0.90	11.91	8.58	362,477	1.54	1.54	(0.33)	67
Class C
10/1/24 to 9/30/25	$7.04	— (14)	—	0.50	0.50	—	—	—	—	0.50	$7.54	7.10%	$4,918	2.32% (8)	2.51%	— % (14)	23%
10/1/23 to 9/30/24	6.59	(0.04)	—	0.49	0.45	—	—	—	—	0.45	7.04	6.83	8,604	2.31 (8)(10)(18)	2.42	(0.62)	125 (19)
10/1/22 to 9/30/23	6.68	— (14)	—	(0.09)	(0.09)	—	—	—	—	(0.09)	6.59	(1.35)	17,208	2.27	2.28	(0.03)	52
10/1/21 to 9/30/22	11.46	(0.05)	—	(2.42)	(2.47)	(0.08)	(2.23)	(2.31)	—	(4.78)	6.68	(26.85)	31,378	2.28 (9)	2.28	(0.55)	54
10/1/20 to 9/30/21	10.62	(0.13)	—	0.97	0.84	—	—	—	—	0.84	11.46	7.91	72,832	2.22	2.22	(1.06)	67
The footnote legend is at the end of the financial highlights.
See Notes to Financial Statements
28

VIRTUS OPPORTUNITIES TRUST
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7) (Continued)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Capital Gains Distributions Received from Underlying Funds(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate(1)	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)(4)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(5)(6)	Ratio of Gross Expenses to Average Net Assets(5)(6)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)(7)	Portfolio Turnover Rate(3)
SGA Emerging Markets Equity Fund (Continued)
Class I
10/1/24 to 9/30/25	$7.95	0.08	—	0.57	0.65	—	—	—	—	0.65	$8.60	8.18%	$391,899	1.32% (8)	1.42%	0.99%	23%
10/1/23 to 9/30/24	7.37	0.03	—	0.55	0.58	—	—	—	—	0.58	7.95	7.87	537,937	1.29 (8)(10)(18)	1.35	0.41	125 (19)
10/1/22 to 9/30/23	7.40	0.08	—	(0.11)	(0.03)	—	—	—	—	(0.03)	7.37	(0.41)	942,601	1.24	1.25	1.04	52
10/1/21 to 9/30/22	12.35	0.04	—	(2.65)	(2.61)	(0.11)	(2.23)	(2.34)	—	(4.95)	7.40	(26.00)	1,572,456	1.24 (9)	1.24	0.46	54
10/1/20 to 9/30/21	11.41	— (14)	—	1.02	1.02	(0.08)	—	(0.08)	—	0.94	12.35	8.93	4,124,645	1.23	1.23	(0.03)	67
Class R6
10/1/24 to 9/30/25	$8.05	0.09	—	0.59	0.68	—	—	—	—	0.68	$8.73	8.45%	$29,362	1.06% (8)	1.31%	1.21%	23%
10/1/23 to 9/30/24	7.44	0.05	—	0.56	0.61	—	—	—	—	0.61	8.05	8.20	30,145	1.02 (8)(18)	1.25	0.67	125 (19)
10/1/22 to 9/30/23	7.45	0.10	—	(0.11)	(0.01)	—	—	—	—	(0.01)	7.44	(0.13)	45,302	0.97	1.16	1.30	52
10/1/21 to 9/30/22	12.40	0.07	—	(2.67)	(2.60)	(0.12)	(2.23)	(2.35)	—	(4.95)	7.45	(25.82)	99,619	1.00 (9)	1.16	0.74	54
10/1/20 to 9/30/21	11.44	0.03	—	1.03	1.06	(0.10)	—	(0.10)	—	0.96	12.40	9.21	204,006	0.98	1.13	0.23	67

Footnote Legend:
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)	Not annualized for periods less than one year.
(4)
Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(5)	Annualized for periods less than one year.
(6)	The Funds will also indirectly bear their prorated share of expenses of any underlying funds in which they invest. Such expenses are not included in the calculation of this ratio.
(7)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(8)	Net expense ratio includes extraordinary European Union tax reclaim expenses.
(9)	Net expense ratio includes extraordinary proxy expenses.
(10)	Due to a change in expense cap, the ratio shown is a blended expense ratio.
(11)	The share class is currently under its expense limitation.
(12)	Ratios of total expenses excluding interest expense on borrowings for year ended September 30, 2025, were 0.50% (Class A), 1.25% and (Class C).
(13)	Inception date.
(14)	Amount is less than $0.005 per share.
(15)	Portfolio turnover is representative of the Fund for the entire period.
(16)	See Note 3D in the Notes to Financial statements for information on recapture of expenses previously reimbursed and/or waived.
(17)	Payment from affiliate had no impact on total return.
(18)	Ratios of total expenses excluding interest expense on borrowings for the year ended September 30, 2024, were 1.55% (Class A), 2.29% (Class C), 1.27% (Class I) and 1.00% (Class R6).
(19)	The Fund’s portfolio turnover rate increased substantially during the period due to a change in the Fund’s subadviser and associated repositioning.
See Notes to Financial Statements
29

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
September 30, 2025
Note 1. Organization
Virtus Opportunities Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, 18 funds of the Trust are offered for sale, of which 8 (each a “Fund” or collectively, the “Funds”) are reported in these financial statements. Each Fund has a distinct investment objective and all of the Funds except the KAR Developing Markets Fund are diversified. There is no guarantee that a Fund will achieve its objective(s).
The Duff & Phelps Real Asset Fund is a fund of funds whose primary investment strategy involves investing in other investment companies, such as ETFs and other mutual funds.
All of the Funds offer Class A shares, Class C shares, Class I shares and Class R6 shares.
Class A shares of the Funds are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 0.50% – 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Funds is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the funds’ distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I shares. Class I shares are sold without a front-end sales charge or CDSC.
Class R6 shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, and defined benefit plans; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 shares subject to the applicable Fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 shares are available to any Trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 shares do not carry sales commissions or pay Rule 12b-1 fees. No compensation, administrative payments, sub-transfer agency payments or service payments are paid to brokers or other entities from Fund assets or the Funds’ distributor’s or an affiliate’s resources on sales of or investments in Class R6 shares. Class R6 shares are sold without a front-end sales charge or CDSC.
The Funds may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectuses and/or statement of additional information. The fees collected will be used to offset certain expenses of the Funds. These fees are reflected as “Less low balance account fees” in each Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares and Class R6 shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Funds’ Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of each Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
($ reported in thousands)
The Funds are investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of
30

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.
Security Valuation
The Funds’ Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. Each Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value a Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.
Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Premiums on callable debt instruments are amortized to interest income to the earliest call date using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REITs is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.
C.
Income Taxes
Each Fund is treated as a separate taxable entity. It is the intention of each Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
31

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as European Union tax reclaims in the Statements of Operations. Related receivables, if any, are reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless Management of the Funds believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, may reduce the amount of foreign taxes, if any, that a Fund could elect to pass-through- to its shareholders from a U.S. federal tax perspective. In certain circumstances, and to the extent that EU tax reclaims recovered by a Fund were previously pass-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders).
Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Each Fund’s U.S. federal income tax return is generally subject to examination by the IRS for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.
Distributions to Shareholders
Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.
Expenses
Expenses incurred together by a Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to each Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that a Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.
Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For fixed income instruments, the Funds bifurcate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on foreign currency transactions. For equity securities, the Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.
G.
Securities Lending
The Funds may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
As of September 30, 2025 none of the Funds were lending under the agreement with BNY.
H.
Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments
32

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, each Fund’s Adviser acts as the respective Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Funds financial statement note disclosures only and did not affect any Fund’s financial position or the results of its operations.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.
Investment Adviser
Virtus Investment Advisers, LLC (“Adviser”) (formerly known as Virtus Investment Advisers, Inc.), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Funds. The Adviser manages the Funds’ investment programs and general operations of the Funds, including oversight of the Funds’ subadvisers.
As compensation for its services to the Funds, the applicable Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets (except as otherwise noted) of each Fund:

	First $1 Billion	$1+ Billion
KAR Developing Markets Fund	1.00%	0.95%
KAR Emerging Markets Small-Cap Fund	1.20	1.15
SGA Emerging Markets Equity Fund	1.00	0.95

	First $1 Billion	$1+ Billion through $2 Billion	$2+ Billion
Duff & Phelps Global Infrastructure Fund	0.65%	0.60%	0.55%
Duff & Phelps Global Real Estate Securities Fund	0.85	0.80	0.75
Duff & Phelps Real Estate Securities Fund	0.75	0.70	0.65

	First $3 Billion	$3+ Billion
KAR International Small-Mid Cap Fund	0.90%	0.85%
Duff & Phelps Real Asset Fund – the Adviser does not charge an advisory fee.
B.
Subadvisers
The subadvisers manage the investments of each Fund for which they are paid a fee by the applicable Adviser. A list of the subadvisers and the Funds they serve as of the end of the year is as follows:
Fund	Subadviser
Duff & Phelps Global Infrastructure Fund	DPIM(1)
Duff & Phelps Global Real Estate Securities Fund	DPIM(1)
Duff & Phelps Real Asset Fund	DPIM(1)
Duff & Phelps Real Estate Securities Fund	DPIM(1)
KAR Developing Markets Fund	KAR(2)
KAR Emerging Markets Small-Cap Fund	KAR(2)
KAR International Small-Mid Cap Fund	KAR(2)
SGA Emerging Markets Equity Fund	SGA(3)

(1)	Duff & Phelps Investment Management Co. (“DPIM”), an indirect, wholly-owned subsidiary of Virtus.
(2)	Kayne Anderson Rudnick Investment Management, LLC (“KAR”), an indirect, wholly-owned subsidiary of Virtus.
(3)	Sustainable Growth Advisers, LP (“SGA”), an indirect, majority-owned subsidiary of Virtus.
33

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
C.
Expense Limitations
The Adviser has contractually agreed to limit each Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through January 31, 2026. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.
Fund	Class A	Class C	Class I	Class R6
Duff & Phelps Global Infrastructure Fund	N/A	N/A	N/A	0.85%
Duff & Phelps Global Real Estate Securities Fund	1.24%(1)	1.99%(1)	0.99%(1)	0.87 (1)
Duff & Phelps Real Asset Fund	0.50	1.25	0.25	0.20
Duff & Phelps Real Estate Securities Fund	1.24 (2)	1.99 (2)	0.99 (2)	0.79
KAR Developing Markets Fund	1.33 (3)	2.08 (3)	1.08 (3)	1.03 (3)
KAR Emerging Markets Small-Cap Fund	1.70 (4)	2.45 (4)	1.45 (4)	1.30 (4)
KAR International Small-Mid Cap Fund	1.45	2.20	1.20	1.10
SGA Emerging Markets Equity Fund	1.48	2.23	1.23	0.98

(1)
Effective January 1, 2025. For the period October 1, 2024 through December 31, 2024, the expense caps were as follows for Class A shares, Class C shares,
Class I shares and Class R6 shares, respectively: 1.40%, 2.15%, 1.15% and 0.89%.

(2)	Effective January 1, 2025. For the period October 1, 2024 through December 31, 2024, there were no expense limitations in effect for Class A shares, Class C shares or Class I shares.
(3)
Effective January 1, 2025. For the period October 1, 2024 through December 31, 2024, the expense caps were as follows for Class A shares, Class C shares,
Class I shares and Class R6 shares, respectively: 1.50%, 2.25%, 1.25% and 1.20%.

(4)
Effective January 1, 2025. For the period October 1, 2024 through December 31, 2024, the expense caps were as follows for Class A shares, Class C shares,
Class I shares and Class R6 shares, respectively: 1.79%, 2.53%, 1.50% and 1.40%.

The exclusions include front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.
Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending September 30:
	Expiration
Fund	2026	2027	2028	Total
Duff & Phelps Global Infrastructure Fund
Class R6	$9	$26	$35	$70
Duff & Phelps Global Real Estate Securities Fund
Class A	366	409	441	1,216
Class C	2	1	3	6
Class I	45	25	245	315
Class R6	131	225	284	640
Duff & Phelps Real Asset Fund
Class A	37	45	44	126
Class C	2	2	1	5
Class I	27	28	33	88
Class R6	2	4	19	25
Duff & Phelps Real Estate Securities Fund
Class A	—	—	77	77
Class C	—	—	2	2
Class I	—	—	99	99
Class R6	175	180	215	570
34

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
	Expiration
Fund	2026	2027	2028	Total
KAR Developing Markets Fund
Class A	$3	$4	$6	$13
Class C	2	3	4	9
Class I	4	5	14	23
Class R6	65	79	83	227
KAR Emerging Markets Small-Cap Fund
Class A	—	—	31	31
Class C	—	—	1	1
Class I	50	30	168	248
Class R6	— (1)	— (1)	2	2
SGA Emerging Markets Equity Fund
Class A	12	185	216	413
Class C	2	13	12	27
Class I	84	385	408	877
Class R6	153	77	71	301

(1)	Amount is less than $500 (not in thousands).
During the year ended September 30, 2025 the Adviser recaptured expenses previously waived for the following Funds:
Fund	Class A	Class C	Class I	Class R6	Total
Duff & Phelps Global Infrastructure Fund	$—	$—	$—	$— (1)	$— (1)
Duff & Phelps Global Real Estate Securities Fund	—	— (1)	3	—	3
Duff & Phelps Real Asset Fund	2	— (1)	2	—	4
Duff & Phelps Real Estate Securities Fund	—	— (1)	—	—	— (1)
KAR Emerging Markets Small-Cap Fund	—	—	2	—	2
KAR International Small-Mid Cap Fund	— (1)	2	— (1)	— (1)	2
SGA Emerging Markets Equity Fund	—	— (1)	6	—	6

(1)	Amount is less than $500 (not in thousands).
E.
Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of each Fund’s shares. VP Distributors has advised the Funds that for the year ended September 30, 2025, it retained net commissions of $50 for Class A shares and CDSC of $22 and $3 for Class A shares and Class C shares, respectively.
In addition, each Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25%(1) for Class A shares and 1.00%(1)(2) for Class C shares. Class I shares and Class R6 shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Some of the Funds invest in ETFs. In addition to the fees listed, the Funds bear their proportionate shares of any distribution and shareholder servicing fees of the ETFs.
(2) The Funds’ distributor has contractually agreed to waive its 12b-1 fees applicable to Class C shares to the extent that the Funds’ investments in underlying ETFs with their own 12b-1 fees would otherwise cause the total 12b-1 fees paid directly or indirectly by the Fund to exceed the limits set forth in applicable law or regulation.
F.
Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Funds.
For the year ended September 30, 2025, the Funds incurred administration fees totaling $2,645 which are included in the Statements of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended September 30, 2025, the Funds incurred transfer agent fees totaling $1,185 which are included in the Statements of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
35

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
G.
Affiliated Shareholders
At September 30, 2025, Virtus and its affiliates held significant shares of the following Fund, which may be redeemed at any time, that aggregated to the following:
	Shares	Aggregate Net Asset Value
KAR Developing Markets Fund
Class A	10,000	$108
Class C	10,000	107
Class I	10,000	108
Class R6	270,000	2,930
H.
Investments with Affiliates
The Funds are permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the year ended September 30, 2025, the Funds did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.
A summary of the Duff & Phelps Real Asset Fund’s total long-term and short-term purchases and sales of the respective shares of the affiliated underlying funds(1) during the year ended September 30, 2025, is as follows:
	Value, beginning of period	Purchases(2)	Sales proceeds(3)	Net realized gain (loss) on affiliated funds	Net change in unrealized appreciation (depreciation) on affiliated funds	Value, end of period	Shares	Dividend income	Distributions of realized gains
Duff & Phelps Real Asset Fund
Affiliated Mutual Funds(4)—77.4%
Equity Funds—74.5%
Virtus Duff & Phelps Global Infrastructure Fund Class R6	$5,693	$5,395	$525	$6	$503	$11,072	685,587	$169	$176
Virtus Duff & Phelps Global Real Estate Securities Fund Class R6	5,725	4,391	306	7	33	9,850	272,486	141	—
Virtus Duff & Phelps Select MLP and Energy Fund Class I	3,374	1,624	1,150	462	25	4,335	254,664	23 (5)	—
Virtus Duff & Phelps Water Fund Institutional Shares	505	1,288	30	(1)	29	1,791	84,746	6	52
Fixed Income Fund—2.9%
Virtus Newfleet Senior Floating Rate Fund Class R6	607	582	121	4	(13)	1,059	123,740	53	—
Affiliated Exchange-Traded Fund(4)—3.8%
Equity Fund—3.8%
Virtus Duff & Phelps Clean Energy ETF	315	794	—	—	263	1,372	57,575	13	—
Total	$16,219	$14,074	$2,132	$478	$840	$29,479		$405	$228
Outside of Rule 17a-7 transactions, other investments with affiliated issuers are separately reported in this note. An affiliated issuer includes any company in which the Fund held 5% or more of a company’s outstanding voting shares at any point during the period, as well as other circumstances where an investment adviser or subadviser to the Fund is deemed to exercise, directly or indirectly, a certain level of control over the company.
36

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
A summary of the Funds’ total long-term and short-term purchases and sales of the securities of affiliated issuers during the year ended September 30, 2025, is as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR Emerging Markets Small-Cap Fund
Common Stocks—1.8%
Union Auction PCL(6)	$—	$—	$294	$(135)	$(1,930)	$6,095	31,854,400	$455	$—
Vasta Platform Ltd.(7)	3,660	—	2,819	(7,681)	6,840	—	—	—	—
Total	$3,660	$—	$3,113	$(7,816)	$4,910	$6,095		$455	$—

	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss) on affiliated securities	Net change in unrealized appreciation (depreciation) on affiliated securities	Value, end of period	Shares	Dividend income	Distributions of realized gains
KAR International Small-Mid Cap Fund
Common Stocks—3.1%
Baltic Classifieds Group plc(8)	$102,445	$—	$46,799	$21,876	$(47,609)	$—	—	$641	$—
oOh!media Ltd.	26,713	3,882	606	(377)	3,220	32,832	33,300,196	1,210	—
Total	$129,158	$3,882	$47,405	$21,499	$(44,389)	$32,832		$1,851	$—

Footnote Legend:
(1)
The Duff & Phelps Real Asset Fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments made by the Fund within each of its principal investment strategies may represent a significant portion of an underlying fund’s net assets. At September 30, 2025, the Fund was owner of record of 29%
of Duff & Phelps Clean Energy ETF and the owner of record of less than 10% of all other affiliated underlying funds.

(2)	Includes reinvested dividends from income and capital gain distributions.
(3)	Includes return of capital.
(4)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(5)	Includes return of capital dividend reclassification in the amount of $(64), relating to a prior year dividend.
(6)	Issuer was not an affiliated investment of the Fund at September 30, 2024.
(7)	Security was not an investment of the Fund at September 30, 2025.
(8)	Issuer is not an affiliated investment of the Fund at September 30, 2025.
I.
Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statements of Assets and Liabilities at September 30, 2025.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the year ended September 30, 2025, were as follows:
	Purchases	Sales
Duff & Phelps Global Infrastructure Fund	$75,219	$76,547
Duff & Phelps Global Real Estate Securities Fund	68,849	81,223
Duff & Phelps Real Asset Fund	17,616	4,235
37

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
	Purchases	Sales
Duff & Phelps Real Estate Securities Fund	$61,242	$86,383
KAR Developing Markets Fund	1,638	1,094
KAR Emerging Markets Small-Cap Fund	100,771	118,032
KAR International Small-Mid Cap Fund	249,115	343,876
SGA Emerging Markets Equity Fund	125,973	317,813
There were no purchases or sales of long-term U.S. government and agency securities during the year ended September 30, 2025.
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	Duff & Phelps Global Infrastructure Fund				Duff & Phelps Global Real Estate Securities Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2025		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	74	$1,126	51	$681	121	$4,279	127	$4,066
Reinvestment of distributions	74	1,044	48	660	9	308	8	240
Shares repurchased and cross class conversions	(564)	(8,240)	(448)	(6,054)	(140)	(4,912)	(134)	(4,371)
Net Increase / (Decrease)	(416)	$(6,070)	(349)	$(4,713)	(10)	$(325)	1	$(65)
Class C
Shares sold and cross class conversions	2	$23	3	$37	19	$618	12	$367
Reinvestment of distributions	4	61	2	36	1	37	1	37
Shares repurchased and cross class conversions	(38)	(568)	(78)	(1,040)	(29)	(958)	(53)	(1,618)
Net Increase / (Decrease)	(32)	$(484)	(73)	$(967)	(9)	$(303)	(40)	$(1,214)
Class I
Shares sold and cross class conversions	6,527	$101,042	184	$2,463	850	$28,944	913	$28,237
Reinvestment of distributions	110	1,604	49	682	138	4,467	134	4,224
Shares repurchased and cross class conversions	(451)	(6,890)	(1,095)	(14,521)	(1,418)	(48,072)	(2,545)	(79,961)
Net Increase / (Decrease)	6,186	$95,756	(862)	$(11,376)	(430)	$(14,661)	(1,498)	$(47,500)
Class R6
Shares sold and cross class conversions	724	$11,014	6,235	$81,367	925	$32,176	2,441	$74,484
Reinvestment of distributions	338	4,778	220	3,057	128	4,134	115	3,624
Shares repurchased and cross class conversions	(6,631)	(102,676)	(583)	(8,455)	(895)	(30,489)	(793)	(27,257)
Net Increase / (Decrease)	(5,569)	$(86,884)	5,872	$75,969	158	$5,821	1,763	$50,851

38

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
	Duff & Phelps Real Asset Fund				Duff & Phelps Real Estate Securities Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2025		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	31	$455	18	$245	504	$9,553	498	$9,305
Reinvestment of distributions	24	326	15	191	409	7,518	598	10,965
Shares repurchased and cross class conversions	(98)	(1,431)	(132)	(1,733)	(1,157)	(22,055)	(1,419)	(26,238)
Net Increase / (Decrease)	(43)	$(650)	(99)	$(1,297)	(244)	$(4,984)	(323)	$(5,968)
Class C
Shares sold and cross class conversions	— (1)	$3	— (1)	$5	18	$340	23	$426
Reinvestment of distributions	— (1)	5	— (1)	1	11	208	20	365
Shares repurchased and cross class conversions	(3)	(47)	(14)	(190)	(42)	(828)	(66)	(1,225)
Net Increase / (Decrease)	(3)	$(39)	(14)	$(184)	(13)	$(280)	(23)	$(434)
Class I
Shares sold and cross class conversions	109	$1,627	142	$1,933	1,193	$22,770	1,530	$28,420
Reinvestment of distributions	21	292	12	156	628	11,487	1,041	18,978
Shares repurchased and cross class conversions	(176)	(2,617)	(96)	(1,258)	(3,087)	(58,366)	(4,172)	(76,169)
Net Increase / (Decrease)	(46)	$(698)	58	$831	(1,266)	$(24,109)	(1,601)	$(28,771)
Class R6
Shares sold and cross class conversions	1,054	$15,689	22	$310	2,289	$43,903	2,008	$37,167
Reinvestment of distributions	4	52	2	23	598	11,013	706	12,989
Shares repurchased and cross class conversions	(79)	(1,189)	(24)	(301)	(1,655)	(31,846)	(2,101)	(39,114)
Net Increase / (Decrease)	979	$14,552	— (1)	$32	1,232	$23,070	613	$11,042

	KAR Developing Markets Fund				KAR Emerging Markets Small-Cap Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2025		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	10	$105	5	$44	1,009	$15,946	792	$12,023
Reinvestment of distributions	— (1)	1	— (1)	— (2)	73	1,075	—	—
Shares repurchased and cross class conversions	(— ) (1)	(4)	(— ) (1)	(2)	(1,120)	(18,191)	(863)	(12,705)
Net Increase / (Decrease)	10	$102	5	$42	(38)	$(1,170)	(71)	$(682)
Class C
Shares sold and cross class conversions	3	$25	— (1)	$— (2)	32	$501	32	$463
Reinvestment of distributions	—	—	—	—	6	82	—	—
Shares repurchased and cross class conversions	—	—	—	—	(64)	(992)	(54)	(784)
Net Increase / (Decrease)	3	$25	— (1)	$— (2)	(26)	$(409)	(22)	$(321)
39

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
	KAR Developing Markets Fund				KAR Emerging Markets Small-Cap Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2025		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class I
Shares sold and cross class conversions	77	$752	—	$—	5,644	$93,142	5,237	$78,050
Reinvestment of distributions	— (1)	1	— (1)	2	637	9,516	—	—
Shares repurchased and cross class conversions	(2)	(23)	—	—	(7,089)	(108,587)	(4,048)	(59,706)
Net Increase / (Decrease)	75	$730	— (1)	$2	(808)	$(5,929)	1,189	$18,344
Class R6
Shares sold and cross class conversions	—	$—	— (1)	$1	65	$987	8	$132
Reinvestment of distributions	— (1)	3	1	7	2	25	—	—
Shares repurchased and cross class conversions	(19)	(172)	(19)	(155)	(70)	(1,089)	(14)	(216)
Net Increase / (Decrease)	(19)	$(169)	(18)	$(147)	(3)	$(77)	(6)	$(84)

	KAR International Small-Mid Cap Fund				SGA Emerging Markets Equity Fund
	Year Ended September 30, 2025		Year Ended September 30, 2024		Year Ended September 30, 2025		Year Ended September 30, 2024
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	929	$19,098	658	$11,898	3,018	$21,764	3,155	$21,949
Reinvestment of distributions	39	729	—	—	—	—	—	—
Shares repurchased and cross class conversions	(1,033)	(21,300)	(1,109)	(19,758)	(6,145)	(44,614)	(8,943)	(62,658)
Net Increase / (Decrease)	(65)	$(1,473)	(451)	$(7,860)	(3,127)	$(22,850)	(5,788)	$(40,709)
Class C
Shares sold and cross class conversions	28	$568	27	$468	33	$217	74	$480
Reinvestment of distributions	5	87	—	—	—	—	—	—
Shares repurchased and cross class conversions	(343)	(6,881)	(336)	(5,834)	(603)	(4,046)	(1,463)	(9,643)
Net Increase / (Decrease)	(310)	$(6,226)	(309)	$(5,366)	(570)	$(3,829)	(1,389)	$(9,163)
Class I
Shares sold and cross class conversions	9,150	$190,549	9,090	$162,726	9,505	$70,697	23,674	$173,800
Reinvestment of distributions	797	14,990	—	—	—	—	—	—
Shares repurchased and cross class conversions	(13,501)	(273,431)	(14,745)	(263,341)	(31,609)	(239,350)	(83,920)	(621,482)
Net Increase / (Decrease)	(3,554)	$(67,892)	(5,655)	$(100,615)	(22,104)	$(168,653)	(60,246)	$(447,682)
Class R6
Shares sold and cross class conversions	966	$20,281	529	$9,468	1,092	$8,466	1,345	$10,075
Reinvestment of distributions	58	1,102	—	—	—	—	—	—
Shares repurchased and cross class conversions	(1,095)	(22,358)	(860)	(15,804)	(1,474)	(11,554)	(3,691)	(27,783)
Net Increase / (Decrease)	(71)	$(975)	(331)	$(6,336)	(382)	$(3,088)	(2,346)	$(17,708)
40

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

(1)	Amount is less than 500 shares (not in thousands).
(2)	Amount is less than $500 (not in thousands).
Note 6. 10% Shareholders
As of September 30, 2025, the Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of such Fund as detailed below:
	% of Shares Outstanding	Number of Accounts
Duff & Phelps Global Infrastructure Fund	61%	1
Duff & Phelps Global Real Estate Securities Fund	55	3
Duff & Phelps Real Asset Fund	16	1*
KAR Developing Markets Fund	86	2
KAR Emerging Markets Small-Cap Fund	63	4
KAR International Small-Mid Cap Fund	42	3
SGA Emerging Markets Equity Fund	49	1

*	Includes affiliated shareholder account(s).
Note 7. Credit and Market Risk and Asset Concentration
Local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on a Fund and its investments, including hampering the ability of each Fund’s portfolio manager(s) to invest each Fund’s assets as intended.
Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.
Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. Each of these factors can affect the value and liquidity of the assets of a Fund. Failure to generate adequate earnings from foreign trade would make it difficult for an emerging market country to service foreign debt. Disruptions resulting from social and political factors may cause the securities markets of emerging market countries to close. If this were to occur, the liquidity and value of a Fund’s assets invested in corporate debt obligations of emerging market companies would decline.
The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. A Fund may be unable to receive and repatriate proceeds and/or interest payments due to U.S. and Russian sanctions related to the Russia/Ukraine war.
The markets of the Greater China region functions in many ways as emerging markets and carry the high level of risks associated with emerging markets. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on a Fund’s performance and increase the volatility of an investment in a Fund. Certain securities issued by companies located or operating in China, such as China A-shares, are also subject to trading restrictions, quota limitations and less market liquidity, which could pose risks to a Fund.
Sanctions threatened or imposed may result in a decline in the value and liquidity of a Fund’s assets. The securities of a Fund may be deemed to have a zero value. A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential
41

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
For all these reasons, investments in emerging markets may be considered speculative. To the extent that a Fund invests a significant portion of its assets in a particular emerging market, the Fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the Fund as compared with a fund that does not have its holdings concentrated in a particular country.
Certain Funds may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At September 30, 2025, the following Funds held securities issued by various companies in specific sectors as detailed below:
	Sector	Percentage of Total Investments
Duff & Phelps Global Infrastructure Fund	Utilities	50%
Duff & Phelps Global Infrastructure Fund	Industrials	30
KAR Developing Markets Fund	Industrials	31
KAR Emerging Markets Small-Cap Fund	Industrials	31
SGA Emerging Markets Equity Fund	Financials	26
Note 8. Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Funds enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Funds and that have not occurred. However, neither the Trust nor the Funds have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At September 30, 2025, the Funds did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
The Funds and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended, (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Funds and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 2, 2026. The Credit Agreement allows the Funds to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of each Fund’s total net assets in accordance with the terms of the agreement. Each Fund, that is a party to the Credit Agreement, is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of SOFR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended September 30, 2025, are included in the “interest expense and/or commitment fees” line on the Statements of Operations.
The following Funds had outstanding loans during the year. The borrowings were valued at cost, which approximates fair value.
Fund	Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
Duff & Phelps Real Asset Fund	$1	$983	5.93%	6
Duff & Phelps Real Estate Securities Fund	4	8,450	5.35	3
KAR Emerging Markets Small-Cap Fund	4	2,397	5.39	12
KAR International Small-Mid Cap Fund	1	3,400	5.45	1
SGA Emerging Markets Equity Fund	19	5,561	5.64	22
42

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
Note 11. Federal Income Tax Information
($ reported in thousands)
At September 30, 2025, the approximate aggregate cost basis and the unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps Global Infrastructure Fund	$134,781	$26,101	$ (2,922)	$23,179
Duff & Phelps Global Real Estate Securities Fund	296,177	94,895	(11,582)	83,313
Duff & Phelps Real Asset Fund	36,672	8,703	(9,099)	(396)
Duff & Phelps Real Estate Securities Fund	227,598	123,560	(6,166)	117,394
KAR Developing Markets Fund	3,376	1,102	(232)	870
KAR Emerging Markets Small-Cap Fund	274,989	79,211	(16,811)	62,400
KAR International Small-Mid Cap Fund	815,582	250,442	(52,307)	198,135
SGA Emerging Markets Equity Fund	438,176	123,051	(32,362)	90,689
Certain Funds have capital loss carryforwards available to offset future realized capital gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. For the year ended September 30, 2025, the Funds’ capital loss carryovers were as follows:
Fund	Short-Term	Long-Term
Duff & Phelps Global Real Estate Securities Fund	$1,643	$44,313
Duff & Phelps Real Asset Fund	12,901	813
KAR Developing Markets Fund	91	410
KAR International Small-Mid Cap Fund	187,088	142,826
SGA Emerging Markets Equity Fund	297,923	164,803
The components of distributable earnings on a tax basis and certain tax attributes for the Funds consist of the following:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Capital Loss Deferred	Capital Loss Deferred
Duff & Phelps Global Infrastructure Fund	$1,536	$6,725	$ —	$ —
Duff & Phelps Global Real Estate Securities Fund	9,258	—	829	45,956
Duff & Phelps Real Asset Fund	159	—	—	13,714
Duff & Phelps Real Estate Securities Fund	2,745	9,459	—	—
KAR Developing Markets Fund	62	—	26	501
KAR Emerging Markets Small-Cap Fund	6,998	—	21,121	—
KAR International Small-Mid Cap Fund	31,210	—	8,562	329,914
SGA Emerging Markets Equity Fund	9,012	—	10,348	462,726
The differences between the book and tax basis of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
43

VIRTUS OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025
The tax character of dividends and distributions paid during the years ended September 30, 2025 and 2024 was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
Duff & Phelps Global Infrastructure Fund
9/30/25	$5,482	$2,085	$7,567
9/30/24	3,338	1,147	4,485
Duff & Phelps Global Real Estate Securities Fund
9/30/25	9,145	—	9,145
9/30/24	8,275	—	8,275
Duff & Phelps Real Asset Fund
9/30/25	720	—	720
9/30/24	400	—	400
Duff & Phelps Real Estate Securities Fund
9/30/25	12,138	18,430	30,568
9/30/24	8,230	36,000	44,230
KAR Developing Markets Fund
9/30/25	55	—	55
9/30/24	65	—	65
KAR Emerging Markets Small-Cap Fund
9/30/25	5,701	5,017	10,718
KAR International Small-Mid Cap Fund
9/30/25	18,050	—	18,050
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Funds. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Funds, the Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Recent Accounting Pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined the following are subsequent events requiring recognition or disclosure in these financial statements.
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Funds will no longer be available for purchase by new or existing shareholders, except by existing shareholders through qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
On January 26, 2026, Class C of each of Duff & Phelps Global Infrastructure Fund, Duff & Phelps Real Asset Fund, and KAR Developing Markets Fund will be eliminated as a share class and existing Class C shares of those Funds will be converted to Class A shares of each respective Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service. Please refer to each Fund’s Prospectuses for any differences between share classes, including sales charge structure, expenses and other options.
44

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Opportunities Trust and Shareholders of Virtus Duff & Phelps Global Infrastructure Fund, Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps Real Asset Fund, Virtus Duff & Phelps Real Estate Securities Fund, Virtus KAR Developing Markets Fund, Virtus KAR Emerging Markets Small-Cap Fund, Virtus KAR International Small-Mid Cap Fund, and Virtus SGA Emerging Markets Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Duff & Phelps Global Infrastructure Fund, Virtus Duff & Phelps Global Real Estate Securities Fund, Virtus Duff & Phelps Real Asset Fund, Virtus Duff & Phelps Real Estate Securities Fund, Virtus KAR Developing Markets Fund, Virtus KAR Emerging Markets Small-Cap Fund, Virtus KAR International Small-Mid Cap Fund, and Virtus SGA Emerging Markets Equity Fund (eight of the Funds constituting Virtus Opportunities Trust, hereafter collectively referred to as the “Funds”) as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 21, 2025

We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.
45

VIRTUS OPPORTUNITIES TRUST
OTHER INFORMATION
September 30, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
For the year ended September 30, 2025, the Funds incurred independent Trustee’s fees totaling $209 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
None
46

VIRTUS OPPORTUNITIES TRUST
TAX INFORMATION NOTICE (Unaudited)
September 30, 2025
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2026, the Funds will notify applicable shareholders of amounts for use in preparing 2025 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended September 30, 2025, the Funds designate the following amounts (or, if subsequently determined to be different, the maximum amount allowable):
Fund	Qualified REIT Dividend Income % (non-corporate shareholders)	Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
Duff & Phelps Global Infrastructure Fund	0.00%	90.28%	44.49%	$7,138
Duff & Phelps Global Real Estate Securities Fund	69.83	35.78	0.00	—
Duff & Phelps Real Asset Fund	0.00	57.32	48.20	—
Duff & Phelps Real Estate Securities Fund	100.00	0.72	0.00	9,678
KAR Developing Markets Fund	0.00	62.53	0.00	—
KAR Emerging Markets Small-Cap Fund	0.00	49.55	0.00	4,611
KAR International Small-Mid Cap Fund	0.00	70.56	0.00	—
SGA Emerging Markets Equity Fund	0.00	82.01	3.32	—
For the fiscal year ended September 30, 2025, certain Funds are disclosing the following information pursuant to notice requirements of Section 853(a) and 855(d) of the Code and the Treasury Regulations thereunder.
	Foreign Source Income Recognized	Foreign Taxes Paid on Foreign Source Income
Duff & Phelps Real Asset Fund	$29	$1
KAR Developing Markets Fund	104	12
KAR Emerging Markets Small-Cap Fund	10,707	2,663
KAR International Small-Mid Cap Fund	34,220	2,357
SGA Emerging Markets Equity Fund	13,644	1,134
47

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VIRTUS OPPORTUNITIES TRUST
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
John R. Mallin
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services
1-800-243-1574
Adviser Consulting Group
1-800-243-4361
Website
Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470

For more information about Virtus Funds,
please contact us at 1-800-243-1574, or visit Virtus.com.
8637 11-25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the Other Information Section in Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	12/02/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	12/02/2025

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	12/01/2025

*	Print the name and title of each signing officer under his or her signature.